UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree Artificial Intelligence and Innovation Fund

Ticker: WTAI

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$47	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 10.15% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund underperformed the S&P 500 Equal Weight Index, with the primary detractor being its small cap exposure, which constituted the entirety of the performance differential. While the Fund benefited from its overweight position in information technology, particularly within semiconductors, software investments slightly detracted from returns. Underweights in industrials, consumer discretionary, and healthcare also negatively impacted returns. Furthermore, security selection, especially within small-cap and early-stage companies, compounded the underperformance due to their exposure to innovative firms earlier in the business lifecycle.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from December 9, 2021 (inception) through June 30, 2024

	WisdomTree Artificial Intelligence and Innovation Fund $8,326	S&P 500® Equal Weight Index $10,819	S&P 500® Information Technology Index $14,614	WisdomTree Artificial Intelligence & Innovation Index $8,361
12/9/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$9,746	$10,211	$10,054	$9,743
1/31/22	$8,525	$9,767	$9,362	$8,523
2/28/22	$8,152	$9,683	$8,903	$8,148
3/31/22	$7,986	$9,933	$9,214	$7,991
4/30/22	$6,816	$9,297	$8,174	$6,819
5/31/22	$6,844	$9,390	$8,105	$6,847
6/30/22	$5,964	$8,507	$7,349	$5,965
7/31/22	$6,689	$9,247	$8,344	$6,693
8/31/22	$6,451	$8,923	$7,833	$6,456
9/30/22	$5,619	$8,099	$6,893	$5,624
10/31/22	$5,623	$8,893	$7,432	$5,632
11/30/22	$6,166	$9,488	$7,880	$6,177
12/31/22	$5,611	$9,042	$7,220	$5,620
1/31/23	$6,533	$9,710	$7,893	$6,544
2/28/23	$6,628	$9,390	$7,928	$6,637
3/31/23	$6,942	$9,307	$8,795	$6,955
4/30/23	$6,318	$9,338	$8,835	$6,329
5/31/23	$7,252	$8,985	$9,671	$7,261
6/30/23	$7,558	$9,678	$10,308	$7,572
7/31/23	$8,039	$10,012	$10,584	$8,056
8/31/23	$7,371	$9,696	$10,444	$7,389
9/30/23	$6,922	$9,204	$9,726	$6,939
10/31/23	$6,342	$8,829	$9,724	$6,356
11/30/23	$7,431	$9,635	$10,975	$7,456
12/31/23	$8,230	$10,296	$11,396	$8,266
1/31/24	$7,979	$10,211	$11,846	$8,013
2/29/24	$8,437	$10,637	$12,593	$8,470
3/31/24	$8,262	$11,111	$12,841	$8,314
4/30/24	$7,700	$10,570	$12,144	$7,733
5/31/24	$7,828	$10,868	$13,368	$7,861
6/30/24	$8,326	$10,819	$14,614	$8,361

Average Annual Total Returns (%)

	1 Year	Since Inception 12/9/21
Fund NAV Returns	10.15%	(6.91)%
Fund Market Price Returns	10.02%	(6.88)%
S&P 500® Equal Weight Index	11.79%	3.12%
S&P 500® Information Technology Index	41.78%	15.96%
WisdomTree Artificial Intelligence & Innovation Index	10.42%	(6.75)%

Key Fund Statistics

Total Net Assets	$292,559,082
# of Portfolio Holdings	75
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$880,310

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	3.0%
ARM Holdings PLC	3.0%
SK Hynix, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	2.3%
Meta Platforms, Inc., Class A	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
QUALCOMM, Inc.	2.3%
Apple, Inc.	2.1%
Micron Technology, Inc.	2.1%

Sector Breakdown (% of Net Assets)

Information Technology	79.9%
Communication Services	6.6%
Health Care	4.5%
Consumer Discretionary	4.5%
Industrials	4.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597652-2024-08-26

WisdomTree Artificial Intelligence and Innovation Fund

Annual Shareholder Report - June 30, 2024

Ticker: WTAI

WTAI - 062024

WisdomTree Battery Value Chain and Innovation Fund

Ticker: WBAT

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Battery Value Chain and Innovation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Battery Value Chain and Innovation Fund	$40	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned -22.61% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund underperformed the MSCI ACWI Index significantly, primarily due to its overweight positions in materials and industrials, which detracted meaningfully from performance. Additionally, the Fund's underweight allocation to information technology also contributed to the underperformance. With over 50% invested in mid and small caps, the challenging rate environment further exacerbated the Fund's performance headwinds. While security selection within mid and small caps provided some benefit, large cap selections detracted from returns relative to the benchmark's large cap group performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI ACWI Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from February 17, 2022 (inception) through June 30, 2024

	WisdomTree Battery Value Chain and Innovation Fund $6,678	MSCI ACWI Index $11,627	MSCI ACWI Materials Index $9,763	WisdomTree Battery Value Chain and Innovation Index $6,692
2/17/22	$10,000	$10,000	$10,000	$10,000
2/28/22	$10,138	$9,700	$9,851	$10,142
3/31/22	$10,067	$9,910	$10,257	$10,076
4/30/22	$8,864	$9,117	$9,636	$8,884
5/31/22	$9,259	$9,127	$9,679	$9,287
6/30/22	$8,582	$8,358	$8,222	$8,589
7/31/22	$8,980	$8,942	$8,500	$9,000
8/31/22	$8,740	$8,612	$8,281	$8,757
9/30/22	$7,597	$7,788	$7,594	$7,611
10/31/22	$8,012	$8,258	$7,952	$8,034
11/30/22	$8,622	$8,898	$9,067	$8,629
12/31/22	$7,962	$8,548	$8,824	$7,973
1/31/23	$9,183	$9,161	$9,701	$9,212
2/28/23	$8,738	$8,898	$9,138	$8,756
3/31/23	$8,728	$9,173	$9,293	$8,736
4/30/23	$8,394	$9,305	$9,259	$8,399
5/31/23	$8,128	$9,205	$8,619	$8,135
6/30/23	$8,629	$9,739	$9,215	$8,637
7/31/23	$9,066	$10,096	$9,722	$9,071
8/31/23	$8,041	$9,814	$9,233	$8,040
9/30/23	$7,284	$9,408	$8,870	$7,276
10/31/23	$6,592	$9,125	$8,523	$6,594
11/30/23	$7,349	$9,967	$9,284	$7,352
12/31/23	$7,748	$10,446	$9,895	$7,760
1/31/24	$6,795	$10,507	$9,358	$6,799
2/29/24	$7,146	$10,958	$9,505	$7,157
3/31/24	$7,280	$11,302	$10,081	$7,336
4/30/24	$7,158	$10,929	$9,896	$7,173
5/31/24	$7,367	$11,373	$10,116	$7,386
6/30/24	$6,678	$11,627	$9,763	$6,692

Average Annual Total Returns (%)

	1 Year	Since Inception 2/17/22
Fund NAV Returns	(22.61)%	(15.68)%
Fund Market Price Returns	(22.80)%	(15.76)%
MSCI ACWI Index	19.38%	6.57%
MSCI ACWI Materials Index	5.95%	(1.01)%
WisdomTree Battery Value Chain and Innovation Index	(22.52)%	(15.59)%

Key Fund Statistics

Total Net Assets	$3,941,190
# of Portfolio Holdings	131
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$19,996

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Blink Charging Co.	3.7%
TDK Corp.	3.1%
Wartsila OYJ Abp	3.0%
Joby Aviation, Inc.	2.7%
Bloom Energy Corp., Class A	2.7%
Archer Aviation, Inc., Class A	2.6%
Mitsubishi Heavy Industries Ltd.	2.4%
EnerSys	2.4%
FuelCell Energy, Inc.	2.3%
Rolls-Royce Holdings PLC	2.0%

Sector Breakdown (% of Net Assets)

Industrials	50.1%
Materials	25.8%
Information Technology	13.5%
Consumer Discretionary	6.5%
Utilities	2.0%
Energy	1.8%
Other Assets and Liabilities, Net	(11.5%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597653-2024-08-26

WisdomTree Battery Value Chain and Innovation Fund

Annual Shareholder Report - June 30, 2024

Ticker: WBAT

WBAT - 062024

WisdomTree BioRevolution Fund

Ticker: WDNA

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$43	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned -8.64% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund underperformed the S&P 500 Equal Weight Index significantly, with the largest detractor being an underweight position in information technology, given its 83% concentration in healthcare. Additionally, the Fund's overweight position in materials mildly detracted from returns. Poor security selection within the healthcare group, particularly from investments in innovative, early-stage biotechnology companies, detracted from the Fund's performance. The Fund's 27% allocation to small caps also majorly detracted from returns, accounting for a large portion of the total negative return. Mid and large caps contributed positively to the Fund's overall return, though within the large caps group, the Fund underperformed the benchmark due to poor security selection. However, mid caps outperformed their benchmark counterparts due to security selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from June 3, 2021 (inception) through June 30, 2024

	WisdomTree BioRevolution Fund $6,381	S&P 500® Equal Weight Index $11,484	S&P 500® Health Care Index $12,685	S&P Biotechnology Select Industry Index $7,332	WisdomTree BioRevolution Index $6,381
6/3/21	$10,000	$10,000	$10,000	$10,000	$10,000
6/30/21	$10,647	$9,965	$10,428	$10,648	$10,652
7/31/21	$10,340	$10,093	$10,939	$9,701	$10,348
8/31/21	$10,875	$10,334	$11,198	$10,449	$10,886
9/30/21	$10,176	$9,943	$10,577	$9,882	$10,186
10/31/21	$10,188	$10,472	$11,123	$9,807	$10,203
11/30/21	$9,553	$10,206	$10,790	$9,142	$9,576
12/31/21	$9,442	$10,838	$11,759	$8,800	$9,462
1/31/22	$8,099	$10,367	$10,965	$7,368	$8,120
2/28/22	$7,891	$10,279	$10,853	$7,075	$7,911
3/31/22	$8,071	$10,544	$11,456	$7,080	$8,092
4/30/22	$7,207	$9,868	$10,917	$5,808	$7,228
5/31/22	$7,087	$9,967	$11,074	$5,416	$7,106
6/30/22	$6,943	$9,030	$10,779	$5,842	$6,962
7/31/22	$7,559	$9,815	$11,137	$6,382	$7,573
8/31/22	$7,315	$9,472	$10,493	$6,592	$7,334
9/30/22	$6,731	$8,597	$10,221	$6,249	$6,749
10/31/22	$7,191	$9,440	$11,214	$6,469	$7,213
11/30/22	$7,435	$10,072	$11,754	$6,598	$7,459
12/31/22	$6,981	$9,598	$11,529	$6,545	$7,006
1/31/23	$7,334	$10,307	$11,314	$6,986	$7,364
2/28/23	$6,901	$9,967	$10,793	$6,499	$6,923
3/31/23	$6,889	$9,879	$11,033	$5,976	$6,905
4/30/23	$6,852	$9,912	$11,372	$6,300	$6,873
5/31/23	$6,824	$9,537	$10,884	$6,616	$6,838
6/30/23	$6,985	$10,273	$11,358	$6,550	$6,996
7/31/23	$7,378	$10,628	$11,474	$6,633	$7,390
8/31/23	$6,668	$10,293	$11,395	$6,245	$6,675
9/30/23	$6,070	$9,770	$11,057	$5,773	$6,074
10/31/23	$5,476	$9,372	$10,702	$5,229	$5,479
11/30/23	$6,098	$10,228	$11,281	$5,965	$6,102
12/31/23	$6,822	$10,929	$11,766	$7,053	$6,822
1/31/24	$6,426	$10,839	$12,121	$6,912	$6,426
2/29/24	$7,057	$11,291	$12,511	$7,772	$7,056
3/31/24	$6,940	$11,794	$12,808	$7,510	$6,938
4/30/24	$6,223	$11,220	$12,157	$6,680	$6,220
5/31/24	$6,438	$11,536	$12,447	$7,032	$6,437
6/30/24	$6,381	$11,484	$12,685	$7,332	$6,381

Average Annual Total Returns (%)

	1 Year	Since Inception 6/3/21
Fund NAV Returns	(8.64)%	(13.58)%
Fund Market Price Returns	(8.59)%	(13.55)%
S&P 500® Equal Weight Index	11.79%	4.60%
S&P 500® Health Care Index	11.68%	8.03%
S&P Biotechnology Select Industry Index	11.93%	(9.59)%
WisdomTree BioRevolution Index	(8.81)%	(13.58)%

Key Fund Statistics

Total Net Assets	$2,365,948
# of Portfolio Holdings	92
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$11,447

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Twist Bioscience Corp.	3.9%
Novonesis (Novozymes) B, Class B	2.9%
Blueprint Medicines Corp.	2.7%
Eli Lilly & Co.	2.5%
Natera, Inc.	2.5%
Geron Corp.	2.5%
Agios Pharmaceuticals, Inc.	2.3%
Vericel Corp.	2.0%
Sarepta Therapeutics, Inc.	2.0%
Bridgebio Pharma, Inc.	1.6%

Sector Breakdown (% of Net Assets)

Health Care	83.2%
Materials	11.8%
Short-Term Investments	4.8%
Consumer Staples	3.8%
Energy	1.1%
Other Assets and Liabilities, Net	(4.7%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597654-2024-08-26

WisdomTree BioRevolution Fund

Annual Shareholder Report - June 30, 2024

Ticker: WDNA

WDNA - 062024

WisdomTree Cloud Computing Fund

Ticker: WCLD

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$45	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned -0.38% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund significantly underperformed the S&P 500 Equal Weight Index. With over 80% allocated to information technology, selection within this group notably detracted from performance. Additionally, underweights in several other sectors, particularly consumer discretionary, communication services, and industrials, further detracted from returns. Approximately 40% of the portfolio is allocated to mid and small caps, both of which contributed negatively to performance. Relative to the benchmark, the large cap exposure also underperformed, partially due to poor security selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from September 6, 2019 (inception) through June 30, 2024

	WisdomTree Cloud Computing Fund $12,614	S&P 500® Equal Weight Index $16,829	BVP Nasdaq Emerging Cloud Index $12,850	S&P 500® Growth Index $21,364	S&P 500® Information Technology Index $31,906
9/6/19	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/19	$9,401	$10,091	$9,407	$9,869	$9,912
10/31/19	$9,557	$10,220	$9,565	$10,041	$10,298
11/30/19	$10,575	$10,565	$10,594	$10,385	$10,852
12/31/19	$10,200	$10,859	$10,225	$10,690	$11,340
1/31/20	$11,153	$10,661	$11,185	$10,932	$11,789
2/29/20	$10,886	$9,704	$10,919	$10,151	$10,931
3/31/20	$9,489	$7,960	$9,509	$9,139	$9,987
4/30/20	$11,269	$9,110	$11,295	$10,460	$11,365
5/31/20	$14,054	$9,539	$14,094	$11,082	$12,167
6/30/20	$15,547	$9,689	$15,593	$11,537	$13,035
7/31/20	$16,700	$10,158	$16,755	$12,344	$13,768
8/31/20	$17,829	$10,612	$17,898	$13,525	$15,421
9/30/20	$17,043	$10,343	$17,102	$12,893	$14,594
10/31/20	$16,752	$10,280	$16,819	$12,496	$13,849
11/30/20	$19,533	$11,750	$19,619	$13,708	$15,432
12/31/20	$21,361	$12,252	$21,468	$14,267	$16,317
1/31/21	$21,457	$12,153	$21,574	$14,195	$16,167
2/28/21	$21,269	$12,892	$21,378	$14,195	$16,362
3/31/21	$19,190	$13,660	$19,316	$14,570	$16,639
4/30/21	$20,463	$14,307	$20,603	$15,571	$17,515
5/31/21	$19,753	$14,582	$19,896	$15,432	$17,356
6/30/21	$22,302	$14,603	$22,471	$16,309	$18,562
7/31/21	$22,897	$14,791	$23,066	$16,927	$19,279
8/31/21	$24,318	$15,144	$24,483	$17,635	$19,966
9/30/21	$22,973	$14,570	$23,145	$16,614	$18,811
10/31/21	$24,972	$15,346	$25,167	$18,122	$20,348
11/30/21	$22,454	$14,956	$22,640	$18,380	$21,233
12/31/21	$20,698	$15,883	$20,879	$18,835	$21,951
1/31/22	$17,837	$15,192	$17,997	$17,258	$20,440
2/28/22	$16,744	$15,062	$16,904	$16,482	$19,438
3/31/22	$16,309	$15,451	$16,468	$17,216	$20,117
4/30/22	$13,703	$14,461	$13,838	$15,068	$17,847
5/31/22	$12,083	$14,606	$12,206	$14,863	$17,695
6/30/22	$11,185	$13,233	$11,305	$13,633	$16,045
7/31/22	$11,776	$14,384	$11,908	$15,381	$18,217
8/31/22	$11,808	$13,880	$11,944	$14,560	$17,102
9/30/22	$10,654	$12,598	$10,778	$13,107	$15,049
10/31/22	$10,990	$13,833	$11,120	$13,696	$16,225
11/30/22	$10,255	$14,759	$10,380	$14,393	$17,203
12/31/22	$9,996	$14,065	$10,121	$13,296	$15,762
1/31/23	$11,453	$15,104	$11,599	$14,044	$17,231
2/28/23	$11,325	$14,606	$11,476	$13,772	$17,309
3/31/23	$11,848	$14,477	$12,006	$14,577	$19,201
4/30/23	$10,634	$14,526	$10,781	$14,785	$19,289
5/31/23	$12,159	$13,976	$12,328	$15,155	$21,114
6/30/23	$12,662	$15,054	$12,839	$16,121	$22,505
7/31/23	$13,759	$15,574	$13,957	$16,612	$23,108
8/31/23	$12,741	$15,083	$12,928	$16,509	$22,802
9/30/23	$11,832	$14,317	$12,011	$15,704	$21,234
10/31/23	$10,910	$13,733	$11,076	$15,326	$21,230
11/30/23	$12,514	$14,988	$12,710	$16,670	$23,962
12/31/23	$13,955	$16,016	$14,180	$17,290	$24,880
1/31/24	$13,819	$15,884	$14,048	$17,790	$25,862
2/29/24	$14,270	$16,545	$14,518	$19,088	$27,494
3/31/24	$13,915	$17,283	$14,164	$19,494	$28,036
4/30/24	$12,761	$16,442	$12,993	$18,733	$26,514
5/31/24	$12,163	$16,906	$12,387	$19,970	$29,186
6/30/24	$12,614	$16,829	$12,850	$21,364	$31,906

Average Annual Total Returns (%)

	1 Year	Since Inception 9/6/19
Fund NAV Returns	(0.38)%	4.94%
Fund Market Price Returns	(0.41)%	4.93%
S&P 500® Equal Weight Index	11.79%	11.41%
BVP Nasdaq Emerging Cloud Index	0.08%	5.34%
S&P 500® Growth Index	32.52%	17.06%
S&P 500® Information Technology Index	41.78%	27.22%

Key Fund Statistics

Total Net Assets	$490,683,110
# of Portfolio Holdings	68
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$2,876,095

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Q2 Holdings, Inc.	2.4%
Squarespace, Inc., Class A	2.3%
AvePoint, Inc.	2.2%
Wix.com Ltd.	2.1%
Zuora, Inc., Class A	2.0%
Crowdstrike Holdings, Inc., Class A	2.0%
Toast, Inc., Class A	1.9%
Monday.com Ltd.	1.8%
DocuSign, Inc.	1.8%
Okta, Inc.	1.8%

Sector Breakdown (% of Net Assets)

Information Technology	87.0%
Financials	6.8%
Industrials	2.5%
Health Care	2.4%
Communication Services	1.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597655-2024-08-26

WisdomTree Cloud Computing Fund

Annual Shareholder Report - June 30, 2024

Ticker: WCLD

WCLD - 062024

WisdomTree Cybersecurity Fund

Ticker: WCBR

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$52	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 29.72% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund outperformed the S&P 500 Equal Weight Index largely due to its concentrated allocation to information technology, which represents a 60% overweight. This sector contributed to most of the Fund's outperformance, while underweights to the other sectors detracted mildly. The Fund also had a 20% allocation to mid and small caps; mid caps had positive contributions, while small caps struggled, detracting from returns. Most of the positive performance contribution came from the large cap allocation, with strong performance from companies like CrowdStrike significantly benefiting the Fund.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 28, 2021 (inception) through June 30, 2024

	WisdomTree Cybersecurity Fund $10,432	S&P 500® Equal Weight Index $13,738	S&P 500® Growth Index $14,844	S&P 500® Information Technology Index $19,351	WisdomTree Team8 Cybersecurity Index $10,521
1/28/21	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/21	$10,046	$9,921	$9,863	$9,806	$10,048
2/28/21	$9,293	$10,524	$9,863	$9,924	$9,302
3/31/21	$8,730	$11,151	$10,124	$10,092	$8,741
4/30/21	$9,371	$11,679	$10,820	$10,623	$9,387
5/31/21	$9,338	$11,903	$10,723	$10,526	$9,358
6/30/21	$10,108	$11,920	$11,332	$11,258	$10,135
7/31/21	$10,592	$12,074	$11,762	$11,693	$10,622
8/31/21	$11,456	$12,362	$12,253	$12,110	$11,501
9/30/21	$10,645	$11,894	$11,544	$11,409	$10,696
10/31/21	$12,114	$12,527	$12,592	$12,341	$12,176
11/30/21	$11,134	$12,208	$12,771	$12,878	$11,194
12/31/21	$10,840	$12,965	$13,087	$13,313	$10,901
1/31/22	$9,394	$12,401	$11,992	$12,397	$9,440
2/28/22	$9,772	$12,295	$11,453	$11,789	$9,836
3/31/22	$10,258	$12,613	$11,963	$12,201	$10,323
4/30/22	$9,253	$11,805	$10,470	$10,824	$9,315
5/31/22	$7,903	$11,923	$10,328	$10,732	$7,953
6/30/22	$7,400	$10,802	$9,473	$9,731	$7,447
7/31/22	$7,724	$11,741	$10,688	$11,049	$7,777
8/31/22	$8,065	$11,330	$10,117	$10,373	$8,123
9/30/22	$7,051	$10,284	$9,107	$9,127	$7,093
10/31/22	$7,246	$11,292	$9,516	$9,841	$7,296
11/30/22	$6,639	$12,048	$10,001	$10,434	$6,654
12/31/22	$6,334	$11,481	$9,239	$9,560	$6,350
1/31/23	$6,941	$12,330	$9,758	$10,451	$6,962
2/28/23	$7,310	$11,923	$9,569	$10,498	$7,335
3/31/23	$7,647	$11,818	$10,129	$11,646	$7,675
4/30/23	$6,990	$11,857	$10,273	$11,699	$7,015
5/31/23	$8,283	$11,408	$10,530	$12,806	$8,318
6/30/23	$8,042	$12,289	$11,202	$13,649	$8,079
7/31/23	$8,620	$12,713	$11,543	$14,015	$8,662
8/31/23	$8,620	$12,312	$11,471	$13,829	$8,665
9/30/23	$8,491	$11,687	$10,912	$12,879	$8,541
10/31/23	$8,088	$11,210	$10,649	$12,876	$8,137
11/30/23	$9,459	$12,235	$11,583	$14,533	$9,521
12/31/23	$10,540	$13,074	$12,014	$15,090	$10,575
1/31/24	$10,827	$12,966	$12,361	$15,686	$10,867
2/29/24	$11,317	$13,506	$13,263	$16,675	$11,408
3/31/24	$10,656	$14,108	$13,545	$17,004	$10,751
4/30/24	$10,295	$13,422	$13,016	$16,081	$10,374
5/31/24	$9,621	$13,800	$13,876	$17,702	$9,702
6/30/24	$10,432	$13,738	$14,844	$19,351	$10,521

Average Annual Total Returns (%)

	1 Year	Since Inception 1/28/21
Fund NAV Returns	29.72%	1.24%
Fund Market Price Returns	29.29%	1.21%
S&P 500® Equal Weight Index	11.79%	9.72%
S&P 500® Growth Index	32.52%	12.23%
S&P 500® Information Technology Index	41.78%	21.26%
WisdomTree Team8 Cybersecurity Index	30.22%	1.49%

Key Fund Statistics

Total Net Assets	$93,358,225
# of Portfolio Holdings	25
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$281,946

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

HashiCorp, Inc., Class A	6.6%
Palo Alto Networks, Inc.	6.1%
Crowdstrike Holdings, Inc., Class A	6.0%
Elastic NV	5.5%
Datadog, Inc., Class A	5.5%
CommVault Systems, Inc.	5.1%
Zscaler, Inc.	4.9%
Tenable Holdings, Inc.	4.8%
CyberArk Software Ltd.	4.4%
Check Point Software Technologies Ltd.	4.4%

Country Breakdown (% of Net Assets)

United States	85.8%
Israel	4.4%
United Kingdom	4.0%
Japan	3.9%
China	1.0%
South Korea	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597657-2024-08-26

WisdomTree Cybersecurity Fund

Annual Shareholder Report - June 30, 2024

Ticker: WCBR

WCBR - 062024

WisdomTree Dynamic Currency Hedged International Equity Fund

Ticker: DDWM

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International Equity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International Equity Fund	$44	0.41%

How did the Fund perform last year and what affected its performance?

The Fund returned 13.13% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). Performance was aided by exposures in the Consumer Discretionary and Financials sectors due to a combination of stock selection effects in the former and allocation effects in the latter. Information Technology exposure was the main sector detractor due to poor stock selection and allocation effects. Across countries, Japanese exposure was additive due to stock selection while Dutch equity exposure negatively affected performance due to poor allocation and stock selection effects. Most G10 currencies weakened versus the U.S. dollar ("USD"). The Fund was two-thirds hedged against the Japanese yen during the period, which was additive for performance since the yen weakened by over 10% versus the USD. A 3.2% decline in the Canadian dollar was also positive for returns, as the Fund was about 75% hedged against it during the period. In both cases, returns would have been greater had the Fund been fully hedged against movements in those currencies for the entire period. The Swedish krona and Norwegian krone both strengthened versus the USD by about 1.9% and 0.6%, respectively, which hurt performance since the Fund was two-thirds hedged against those currencies during the period. Reducing these hedges, or being completely unhedged, would have been beneficial.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 7, 2016 (inception) through June 30, 2024

	WisdomTree Dynamic Currency Hedged International Equity Fund $19,562	MSCI EAFE Local Currency Index $19,928	MSCI EAFE Index $17,959	MSCI EAFE Value Index $16,958	WisdomTree Dynamic Currency Hedged International Equity Index $19,872
1/7/16	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,996	$9,939	$9,812	$9,743	$9,989
2/29/16	$9,756	$9,585	$9,632	$9,554	$9,756
3/31/16	$10,227	$9,866	$10,259	$10,184	$10,215
4/30/16	$10,417	$9,990	$10,556	$10,586	$10,426
5/31/16	$10,447	$10,177	$10,460	$10,418	$10,449
6/30/16	$10,182	$9,793	$10,109	$9,901	$10,177
7/31/16	$10,665	$10,258	$10,621	$10,421	$10,654
8/31/16	$10,795	$10,354	$10,629	$10,590	$10,761
9/30/16	$10,869	$10,385	$10,760	$10,692	$10,859
10/31/16	$10,915	$10,508	$10,539	$10,717	$10,913
11/30/16	$10,898	$10,637	$10,330	$10,651	$10,903
12/31/16	$11,418	$11,119	$10,683	$11,138	$11,421
1/31/17	$11,496	$11,130	$10,993	$11,413	$11,489
2/28/17	$11,707	$11,369	$11,150	$11,491	$11,707
3/31/17	$12,008	$11,643	$11,457	$11,812	$12,025
4/30/17	$12,186	$11,805	$11,748	$12,060	$12,188
5/31/17	$12,508	$12,052	$12,179	$12,339	$12,512
6/30/17	$12,448	$11,958	$12,158	$12,376	$12,445
7/31/17	$12,734	$12,039	$12,509	$12,790	$12,741
8/31/17	$12,747	$12,034	$12,504	$12,710	$12,754
9/30/17	$13,078	$12,360	$12,815	$13,103	$13,090
10/31/17	$13,321	$12,726	$13,010	$13,204	$13,317
11/30/17	$13,347	$12,660	$13,146	$13,322	$13,350
12/31/17	$13,533	$12,812	$13,357	$13,527	$13,531
1/31/18	$13,901	$12,966	$14,027	$14,257	$13,903
2/28/18	$13,311	$12,544	$13,394	$13,579	$13,323
3/31/18	$13,067	$12,264	$13,153	$13,252	$13,109
4/30/18	$13,577	$12,816	$13,453	$13,661	$13,589
5/31/18	$13,267	$12,729	$13,150	$13,068	$13,279
6/30/18	$13,205	$12,690	$12,990	$12,903	$13,225
7/31/18	$13,601	$13,024	$13,310	$13,273	$13,606
8/31/18	$13,337	$12,805	$13,052	$12,790	$13,319
9/30/18	$13,546	$12,989	$13,166	$13,055	$13,538
10/31/18	$12,735	$12,140	$12,118	$12,188	$12,730
11/30/18	$12,707	$12,113	$12,103	$12,120	$12,742
12/31/18	$12,038	$11,405	$11,515	$11,528	$12,071
1/31/19	$12,730	$12,027	$12,272	$12,299	$12,761
2/28/19	$13,090	$12,445	$12,585	$12,504	$13,134
3/31/19	$13,231	$12,612	$12,664	$12,440	$13,270
4/30/19	$13,598	$13,038	$13,020	$12,730	$13,643
5/31/19	$13,022	$12,434	$12,395	$11,993	$13,047
6/30/19	$13,610	$12,965	$13,130	$12,632	$13,647
7/31/19	$13,568	$13,056	$12,963	$12,348	$13,607
8/31/19	$13,176	$12,741	$12,628	$11,841	$13,231
9/30/19	$13,691	$13,192	$12,989	$12,412	$13,756
10/31/19	$13,985	$13,413	$13,456	$12,860	$14,060
11/30/19	$14,190	$13,693	$13,608	$12,911	$14,263
12/31/19	$14,570	$13,876	$14,050	$13,382	$14,658
1/31/20	$14,244	$13,706	$13,757	$12,898	$14,326
2/29/20	$12,998	$12,599	$12,513	$11,678	$13,079
3/31/20	$11,107	$11,025	$10,843	$9,609	$11,169
4/30/20	$11,708	$11,624	$11,543	$10,123	$11,779
5/31/20	$12,054	$12,096	$12,046	$10,431	$12,137
6/30/20	$12,339	$12,415	$12,456	$10,803	$12,435
7/31/20	$12,276	$12,192	$12,747	$10,824	$12,371
8/31/20	$12,825	$12,692	$13,402	$11,457	$12,923
9/30/20	$12,545	$12,566	$13,054	$10,931	$12,647
10/31/20	$12,024	$12,074	$12,532	$10,491	$12,123
11/30/20	$13,465	$13,656	$14,475	$12,478	$13,589
12/31/20	$13,957	$13,993	$15,148	$13,031	$14,077
1/31/21	$13,913	$13,940	$14,987	$12,929	$14,028
2/28/21	$14,131	$14,304	$15,323	$13,545	$14,259
3/31/21	$14,770	$15,056	$15,675	$14,001	$14,904
4/30/21	$14,984	$15,246	$16,147	$14,268	$15,126
5/31/21	$15,483	$15,563	$16,674	$14,762	$15,543
6/30/21	$15,394	$15,777	$16,486	$14,422	$15,559
7/31/21	$15,460	$15,840	$16,610	$14,387	$15,647
8/31/21	$15,682	$16,196	$16,903	$14,550	$15,873
9/30/21	$15,361	$15,985	$16,412	$14,283	$15,534
10/31/21	$15,556	$16,334	$16,816	$14,511	$15,748
11/30/21	$15,156	$15,924	$16,033	$13,638	$15,347
12/31/21	$15,957	$16,610	$16,854	$14,450	$16,161
1/31/22	$15,818	$16,005	$16,040	$14,600	$16,049
2/28/22	$15,580	$15,656	$15,756	$14,402	$15,795
3/31/22	$15,999	$15,991	$15,858	$14,498	$16,198
4/30/22	$15,755	$15,768	$14,832	$13,765	$15,942
5/31/22	$15,838	$15,737	$14,943	$14,103	$16,022
6/30/22	$14,760	$14,738	$13,556	$12,699	$14,923
7/31/22	$15,260	$15,503	$14,232	$12,964	$15,433
8/31/22	$14,957	$15,150	$13,556	$12,526	$15,145
9/30/22	$14,048	$14,209	$12,288	$11,403	$14,219
10/31/22	$14,713	$14,966	$12,949	$12,139	$14,910
11/30/22	$15,921	$15,928	$14,407	$13,473	$16,147
12/31/22	$15,755	$15,448	$14,419	$13,643	$15,989
1/31/23	$16,840	$16,421	$15,586	$14,696	$17,095
2/28/23	$16,656	$16,523	$15,261	$14,490	$16,908
3/31/23	$16,837	$16,605	$15,639	$14,453	$17,089
4/30/23	$17,283	$16,983	$16,081	$14,918	$17,542
5/31/23	$16,493	$16,715	$15,400	$14,115	$16,712
6/30/23	$17,297	$17,317	$16,101	$14,909	$17,526
7/31/23	$17,752	$17,606	$16,622	$15,587	$17,993
8/31/23	$17,274	$17,282	$15,985	$15,124	$17,506
9/30/23	$17,157	$17,096	$15,439	$14,996	$17,397
10/31/23	$16,658	$16,523	$14,813	$14,337	$16,893
11/30/23	$17,527	$17,447	$16,188	$15,473	$17,791
12/31/23	$18,188	$17,944	$17,048	$16,228	$18,471
1/31/24	$18,261	$18,414	$17,146	$16,218	$18,548
2/29/24	$18,561	$18,971	$17,460	$16,247	$18,862
3/31/24	$19,351	$19,731	$18,035	$16,956	$19,690
4/30/24	$19,294	$19,559	$17,573	$16,782	$19,598
5/31/24	$19,840	$20,039	$18,253	$17,443	$20,148
6/30/24	$19,562	$19,928	$17,959	$16,958	$19,872

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	13.13%	7.53%	8.24%
Fund Market Price Returns	13.47%	7.52%	8.31%
MSCI EAFE Local Currency Index	15.08%	8.98%	8.47%
MSCI EAFE Index	11.54%	6.46%	7.14%
MSCI EAFE Value Index	13.75%	6.07%	6.42%
WisdomTree Dynamic Currency Hedged International Equity Index	13.39%	7.81%	8.43%

Key Fund Statistics

Total Net Assets	$282,691,442
# of Portfolio Holdings	1,037
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$980,402

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	1.8%
Novartis AG	1.7%
Nestle SA	1.5%
TotalEnergies SE	1.4%
Shell PLC	1.1%
Industria de Diseno Textil SA	1.0%
AstraZeneca PLC	1.0%
Toyota Motor Corp.	1.0%
Allianz SE	1.0%
Unilever PLC	1.0%

Sector Breakdown (% of Net Assets)

Financials	26.5%
Industrials	15.4%
Consumer Discretionary	11.6%
Consumer Staples	8.8%
Health Care	8.5%
Energy	5.9%
Materials	5.5%
Communication Services	5.5%
Utilities	5.3%
Short-Term Investments	4.0%
Information Technology	3.4%
Real Estate	2.6%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597658-2024-08-26

WisdomTree Dynamic Currency Hedged International Equity Fund

Annual Shareholder Report - June 30, 2024

Ticker: DDWM

DDWM - 062024

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

Ticker: DDLS

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	$52	0.49%

How did the Fund perform last year and what affected its performance?

The Fund returned 13.34% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). Performance was aided by exposures in the Consumer Discretionary and Industrials sectors primarily due to positive stock selection in both. Information Technology exposure was the main sector detractor due to poor stock selection and allocation effects. Across countries, Japanese exposure was additive due to stock selection while Austrian equity exposure negatively affected performance due to poor allocation and stock selection effects. Most G10 currencies weakened versus the U.S. dollar ("USD"). The Fund was about two-thirds hedged against the Japanese yen during the period, which was additive for performance since the yen weakened by over 10% versus the USD. A 3.2% decline in the Canadian dollar was also positive for returns, as the Fund was about 75% hedged against it during the period. In both cases, returns would have been even greater had the Fund been fully hedged against movements in those currencies for the entire period. The Swedish krona and Norwegian krone both strengthened versus the USD by about 1.9% and 0.6%, respectively, which hurt performance since the Fund was about two-thirds hedged against those currencies during the period. Reducing these hedges, or being completely unhedged, would have been beneficial.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from January 7, 2016 (inception) through June 30, 2024

	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund $18,756	MSCI EAFE Local Currency Index $19,928	MSCI EAFE Small Cap Index $16,193	MSCI EAFE Small Cap Local Currency Index $18,507	MSCI EAFE Small Cap Value Index $16,354	WisdomTree Dynamic Currency Hedged International SmallCap Equity Index $19,355
1/7/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,827	$9,939	$9,674	$9,808	$9,696	$9,823
2/29/16	$9,757	$9,585	$9,662	$9,586	$9,706	$9,748
3/31/16	$10,433	$9,866	$10,437	$10,034	$10,484	$10,421
4/30/16	$10,520	$9,990	$10,677	$10,057	$10,820	$10,511
5/31/16	$10,689	$10,177	$10,732	$10,400	$10,764	$10,692
6/30/16	$10,040	$9,793	$10,166	$9,740	$10,161	$10,051
7/31/16	$10,780	$10,258	$10,789	$10,310	$10,869	$10,803
8/31/16	$10,835	$10,354	$10,725	$10,329	$10,903	$10,873
9/30/16	$11,081	$10,385	$11,044	$10,530	$11,146	$11,117
10/31/16	$11,098	$10,508	$10,731	$10,587	$10,967	$11,135
11/30/16	$11,119	$10,637	$10,430	$10,670	$10,752	$11,153
12/31/16	$11,591	$11,119	$10,728	$11,106	$11,116	$11,641
1/31/17	$11,779	$11,130	$11,107	$11,167	$11,520	$11,817
2/28/17	$12,108	$11,369	$11,356	$11,482	$11,768	$12,146
3/31/17	$12,307	$11,643	$11,584	$11,677	$11,932	$12,341
4/30/17	$12,685	$11,805	$12,080	$12,054	$12,377	$12,722
5/31/17	$12,942	$12,052	$12,525	$12,325	$12,719	$12,997
6/30/17	$13,026	$11,958	$12,522	$12,265	$12,805	$13,105
7/31/17	$13,407	$12,039	$12,976	$12,430	$13,297	$13,478
8/31/17	$13,437	$12,034	$13,082	$12,538	$13,348	$13,513
9/30/17	$13,829	$12,360	$13,456	$12,940	$13,716	$13,905
10/31/17	$14,103	$12,726	$13,683	$13,343	$13,827	$14,166
11/30/17	$14,098	$12,660	$13,900	$13,356	$14,054	$14,196
12/31/17	$14,490	$12,812	$14,270	$13,663	$14,482	$14,597
1/31/18	$14,791	$12,966	$15,000	$13,837	$15,110	$14,883
2/28/18	$14,277	$12,544	$14,468	$13,502	$14,517	$14,402
3/31/18	$14,012	$12,264	$14,305	$13,292	$14,328	$14,139
4/30/18	$14,321	$12,816	$14,499	$13,780	$14,624	$14,450
5/31/18	$14,212	$12,729	$14,360	$13,834	$14,223	$14,346
6/30/18	$13,907	$12,690	$14,081	$13,715	$13,917	$14,060
7/31/18	$14,048	$13,024	$14,173	$13,837	$14,084	$14,223
8/31/18	$13,916	$12,805	$14,059	$13,776	$13,884	$14,102
9/30/18	$13,991	$12,989	$13,957	$13,753	$13,880	$14,156
10/31/18	$12,912	$12,140	$12,614	$12,595	$12,725	$13,080
11/30/18	$12,952	$12,113	$12,525	$12,499	$12,602	$13,135
12/31/18	$12,086	$11,405	$11,717	$11,555	$11,850	$12,249
1/31/19	$12,797	$12,027	$12,661	$12,335	$12,781	$12,990
2/28/19	$13,200	$12,445	$12,945	$12,742	$12,987	$13,393
3/31/19	$13,226	$12,612	$12,966	$12,841	$12,913	$13,417
4/30/19	$13,650	$13,038	$13,357	$13,302	$13,216	$13,855
5/31/19	$13,049	$12,434	$12,651	$12,618	$12,487	$13,238
6/30/19	$13,389	$12,965	$13,187	$12,959	$13,028	$13,610
7/31/19	$13,371	$13,056	$13,094	$13,122	$12,845	$13,589
8/31/19	$12,986	$12,741	$12,771	$12,814	$12,580	$13,203
9/30/19	$13,558	$13,192	$13,130	$13,254	$13,037	$13,779
10/31/19	$14,055	$13,413	$13,726	$13,616	$13,668	$14,301
11/30/19	$14,469	$13,693	$14,030	$14,034	$13,900	$14,740
12/31/19	$15,076	$13,876	$14,642	$14,378	$14,497	$15,360
1/31/20	$14,626	$13,706	$14,218	$14,103	$14,012	$14,900
2/29/20	$13,182	$12,599	$12,824	$12,865	$12,612	$13,414
3/31/20	$10,693	$11,025	$10,613	$10,796	$10,059	$10,857
4/30/20	$11,606	$11,624	$11,716	$11,767	$10,932	$11,802
5/31/20	$12,164	$12,096	$12,552	$12,571	$11,408	$12,377
6/30/20	$12,224	$12,415	$12,723	$12,651	$11,529	$12,428
7/31/20	$12,326	$12,192	$13,151	$12,560	$11,721	$12,533
8/31/20	$13,114	$12,692	$14,132	$13,351	$12,604	$13,338
9/30/20	$13,075	$12,566	$14,028	$13,487	$12,361	$13,308
10/31/20	$12,708	$12,074	$13,539	$13,017	$11,953	$12,954
11/30/20	$14,055	$13,656	$15,399	$14,469	$13,861	$14,359
12/31/20	$14,808	$13,993	$16,450	$15,115	$13,793	$15,135
1/31/21	$14,813	$13,940	$16,389	$15,166	$13,735	$15,142
2/28/21	$15,256	$14,304	$16,823	$15,615	$14,334	$15,591
3/31/21	$15,929	$15,056	$17,191	$16,386	$14,820	$16,288
4/30/21	$16,387	$15,246	$17,882	$16,775	$15,350	$16,770
5/31/21	$16,768	$15,563	$18,239	$16,926	$15,778	$17,129
6/30/21	$16,640	$15,777	$17,937	$17,050	$15,334	$17,042
7/31/21	$16,872	$15,840	$18,242	$17,298	$15,524	$17,272
8/31/21	$17,335	$16,196	$18,768	$17,865	$15,914	$17,757
9/30/21	$16,989	$15,985	$18,098	$17,495	$15,356	$17,398
10/31/21	$17,063	$16,334	$18,382	$17,695	$15,512	$17,477
11/30/21	$16,384	$15,924	$17,354	$17,112	$14,606	$16,810
12/31/21	$17,194	$16,610	$18,111	$17,727	$15,393	$17,652
1/31/22	$16,501	$16,005	$16,786	$16,637	$15,965	$16,913
2/28/22	$16,358	$15,656	$16,573	$16,360	$15,852	$16,765
3/31/22	$16,501	$15,991	$16,566	$16,594	$15,802	$16,925
4/30/22	$16,151	$15,768	$15,430	$16,310	$14,941	$16,579
5/31/22	$15,943	$15,737	$15,318	$16,063	$14,925	$16,366
6/30/22	$15,012	$14,738	$13,636	$14,846	$13,349	$15,390
7/31/22	$15,743	$15,503	$14,538	$15,772	$14,009	$16,142
8/31/22	$15,450	$15,150	$13,893	$15,488	$13,478	$15,867
9/30/22	$14,218	$14,209	$12,295	$14,278	$11,963	$14,583
10/31/22	$14,589	$14,966	$12,816	$14,899	$12,541	$14,976
11/30/22	$15,541	$15,928	$14,086	$15,637	$13,771	$15,992
12/31/22	$15,511	$15,448	$14,237	$15,316	$14,046	$15,959
1/31/23	$16,612	$16,421	$15,300	$16,184	$15,135	$17,111
2/28/23	$16,560	$16,523	$14,968	$16,321	$14,891	$17,048
3/31/23	$16,414	$16,605	$14,937	$16,006	$14,683	$16,885
4/30/23	$16,818	$16,983	$15,238	$16,346	$15,039	$17,309
5/31/23	$16,031	$16,715	$14,602	$16,094	$14,307	$16,472
6/30/23	$16,559	$17,317	$15,024	$16,498	$14,800	$17,011
7/31/23	$17,113	$17,606	$15,690	$16,953	$15,583	$17,601
8/31/23	$16,735	$17,282	$15,168	$16,780	$15,104	$17,204
9/30/23	$16,428	$17,096	$14,497	$16,380	$14,650	$16,865
10/31/23	$15,798	$16,523	$13,645	$15,608	$13,927	$16,239
11/30/23	$16,761	$17,447	$15,017	$16,580	$15,145	$17,268
12/31/23	$17,863	$17,944	$16,111	$17,279	$16,207	$18,391
1/31/24	$17,814	$18,414	$15,846	$17,387	$15,999	$18,356
2/29/24	$17,901	$18,971	$15,906	$17,676	$15,891	$18,451
3/31/24	$18,601	$19,731	$16,498	$18,493	$16,680	$19,254
4/30/24	$18,688	$19,559	$16,008	$18,322	$16,359	$19,243
5/31/24	$19,119	$20,039	$16,701	$18,852	$16,991	$19,715
6/30/24	$18,756	$19,928	$16,193	$18,507	$16,354	$19,355

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/7/16
Fund NAV Returns	13.34%	6.98%	7.70%
Fund Market Price Returns	13.27%	7.11%	7.84%
MSCI EAFE Local Currency Index	15.08%	8.98%	8.47%
MSCI EAFE Small Cap Index	7.78%	4.19%	5.85%
MSCI EAFE Small Cap Local Currency Index	12.17%	7.39%	7.52%
MSCI EAFE Small Cap Value Index	10.50%	4.65%	5.97%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	13.78%	7.30%	8.09%

Key Fund Statistics

Total Net Assets	$287,692,697
# of Portfolio Holdings	931
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,099,391

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

TORM PLC, Class A	1.0%
Rubis SCA	0.9%
Hoegh Autoliners ASA	0.8%
Bank of Georgia Group PLC	0.7%
ACEA SpA	0.7%
SBM Offshore NV	0.7%
D/S Norden AS	0.6%
Cofinimmo SA	0.6%
Netlink NBN Trust	0.5%
Metcash Ltd.	0.5%

Sector Breakdown (% of Net Assets)

Industrials	27.4%
Financials	13.7%
Consumer Discretionary	12.1%
Materials	9.3%
Real Estate	7.8%
Information Technology	7.3%
Consumer Staples	6.0%
Communication Services	4.9%
Energy	4.3%
Utilities	3.3%
Health Care	3.2%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597659-2024-08-26

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

Annual Shareholder Report - June 30, 2024

Ticker: DDLS

DDLS - 062024

WisdomTree Emerging Markets Efficient Core Fund

Ticker: NTSE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$34	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 9.75% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund's positions in equities generated strong positive returns while fixed income exposure detracted from performance. Markets were volatile to start the period, and emerging market equity performance bottomed in October. Over the entire period, energy and utilities stocks were strong performers whereas health care and consumer staples were primary detractors. This resulted in modestly positive returns for the period. The Fund utilized derivatives contracts to obtain broad-based fixed income exposure through use of U.S. Treasury futures contracts, which had negative performance during the period as U.S. interest rates were generally higher. Compared to a 60% emerging markets equity and 40% U.S. aggregate bond portfolio, the Fund exhibited slightly weaker and modestly negative performance due to losses from U.S. Treasury bond futures outweighing gains from equity exposures.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI Emerging Markets Index, a broad-based securities market index. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from May 20, 2021 (inception) through June 30, 2024

	WisdomTree Emerging Markets Efficient Core Fund $8,106	MSCI Emerging Markets Index $8,895
5/20/21	$10,000	$10,000
5/31/21	$10,294	$10,378
6/30/21	$10,458	$10,396
7/31/21	$9,901	$9,696
8/31/21	$10,098	$9,950
9/30/21	$9,646	$9,555
10/31/21	$9,725	$9,649
11/30/21	$9,354	$9,256
12/31/21	$9,537	$9,429
1/31/22	$9,337	$9,251
2/28/22	$8,823	$8,974
3/31/22	$8,529	$8,772
4/30/22	$7,871	$8,284
5/31/22	$7,946	$8,320
6/30/22	$7,419	$7,767
7/31/22	$7,476	$7,748
8/31/22	$7,362	$7,781
9/30/22	$6,403	$6,868
10/31/22	$6,116	$6,655
11/30/22	$7,133	$7,642
12/31/22	$7,010	$7,535
1/31/23	$7,678	$8,130
2/28/23	$7,077	$7,603
3/31/23	$7,427	$7,833
4/30/23	$7,323	$7,744
5/31/23	$7,175	$7,614
6/30/23	$7,388	$7,903
7/31/23	$7,766	$8,395
8/31/23	$7,260	$7,878
9/30/23	$6,959	$7,672
10/31/23	$6,672	$7,374
11/30/23	$7,288	$7,964
12/31/23	$7,692	$8,275
1/31/24	$7,327	$7,891
2/29/24	$7,490	$8,267
3/31/24	$7,712	$8,471
4/30/24	$7,636	$8,509
5/31/24	$7,745	$8,557
6/30/24	$8,106	$8,895

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	9.75%	(6.51)%
Fund Market Price Returns	7.96%	(6.71)%
MSCI Emerging Markets Index	12.55%	(3.69)%

Key Fund Statistics

Total Net Assets	$26,662,971
# of Portfolio Holdings	416
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$150,469

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.9%
Samsung Electronics Co. Ltd.	5.2%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.2%
Reliance Industries Ltd.	1.8%
Naspers Ltd., Class N	1.6%
SK Hynix, Inc.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.3%
ICICI Bank Ltd.	1.2%
China Construction Bank Corp., Class H	1.2%

Sector Breakdown (% of Net Assets)

Information Technology	27.0%
Financials	17.8%
Consumer Discretionary	12.2%
Communication Services	8.8%
Materials	6.2%
Consumer Staples	4.9%
Energy	4.8%
Industrials	3.1%
Health Care	2.6%
Utilities	1.9%
Real Estate	0.8%
Other Assets and Liabilities, Net	9.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597662-2024-08-26

WisdomTree Emerging Markets Efficient Core Fund

Annual Shareholder Report - June 30, 2024

Ticker: NTSE

NTSE - 062024

WisdomTree Emerging Markets ex-China Fund

Ticker: XC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-China Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-China Fund	$35	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 19.25% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). Consumer Discretionary and Information Technology exposures were additive during the period, primarily due to strong stock selection in the former and allocation effects in the latter. Energy and Industrials were the only two sectors to hurt performance, but both had negligible impacts. Among countries, Fund performance benefitted the most from Taiwanese and Indian equity exposures primarily due to positive allocation effects stemming from large overweights. Korean and Brazilian exposures negatively affected perfomance due to poor stock selection effects. Relative to broader emerging markets (MSCI Emerging Markets Index), which include Chinese exposure, Fund performance benefitted from excluding China entirely as China continues to struggle in the global equity market landscape and investor sentiment toward it remains poor.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI Emerging Markets ex-China Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from September 22, 2022 (inception) through June 30, 2024

	WisdomTree Emerging Markets ex-China Fund $13,315	MSCI Emerging Markets ex-China Index $13,188	WisdomTree Emerging Markets ex-China Index $13,594
9/22/22	$10,000	$10,000	$10,000
9/30/22	$9,353	$9,385	$9,342
10/31/22	$9,592	$9,680	$9,611
11/30/22	$10,522	$10,586	$10,568
12/31/22	$10,025	$10,133	$10,050
1/31/23	$10,663	$10,746	$10,687
2/28/23	$10,187	$10,259	$10,223
3/31/23	$10,496	$10,498	$10,527
4/30/23	$10,509	$10,584	$10,555
5/31/23	$10,781	$10,733	$10,847
6/30/23	$11,159	$11,133	$11,227
7/31/23	$11,686	$11,615	$11,760
8/31/23	$11,135	$11,044	$11,199
9/30/23	$10,762	$10,761	$10,833
10/31/23	$10,379	$10,361	$10,436
11/30/23	$11,471	$11,432	$11,578
12/31/23	$12,193	$12,163	$12,345
1/31/24	$11,862	$11,861	$12,025
2/29/24	$12,246	$12,282	$12,442
3/31/24	$12,612	$12,651	$12,867
4/30/24	$12,438	$12,446	$12,663
5/31/24	$12,517	$12,433	$12,738
6/30/24	$13,307	$13,188	$13,594

Average Annual Total Returns (%)

	1 Year	Since Inception 9/22/22
Fund NAV Returns	19.25%	17.49%
Fund Market Price Returns	18.69%	17.59%
MSCI Emerging Markets ex-China Index	18.46%	16.86%
WisdomTree Emerging Markets ex-China Index	21.09%	18.88%

Key Fund Statistics

Total Net Assets	$54,522,004
# of Portfolio Holdings	660
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$98,887

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
Samsung Electronics Co. Ltd.	5.5%
Reliance Industries Ltd.	2.5%
HDFC Bank Ltd.	2.2%
Al Rajhi Bank	2.0%
SK Hynix, Inc.	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
MercadoLibre, Inc.	1.5%
ICICI Bank Ltd.	1.4%
Infosys Ltd.	1.4%

Sector Breakdown (% of Net Assets)

Information Technology	34.4%
Financials	20.4%
Consumer Discretionary	8.6%
Industrials	7.9%
Materials	7.4%
Consumer Staples	6.4%
Health Care	4.5%
Communication Services	4.0%
Energy	3.7%
Utilities	1.9%
Real Estate	1.2%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597663-2024-08-26

WisdomTree Emerging Markets ex-China Fund

Annual Shareholder Report - June 30, 2024

Ticker: XC

XC - 062024

WisdomTree International Efficient Core Fund

Ticker: NTSI

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$27	0.26%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.90% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund's positions in equities generated strong returns whereas the fixed income exposure detracted from performance. While markets were volatile to start the period, international equity performance bottomed in October. From then, technology and consumer discretionary stocks were strong performers leading the market higher. The Fund utilized derivatives contracts to obtain broad-based fixed income exposure, through use of U.S. Treasury futures contracts, which had negative performance during the period as U.S. interest rates increased. The enhanced exposure compared to traditional 60% equity and 40% bond portfolios magnified the Fund's returns and resulted in the slightly better performance for the Fund.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the MSCI EAFE Index, a broad-based securities market index. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from May 20, 2021 (inception) through June 30, 2024

	WisdomTree International Efficient Core Fund $9,965	MSCI EAFE Index $11,000
5/20/21	$10,000	$10,000
5/31/21	$10,254	$10,213
6/30/21	$10,150	$10,098
7/31/21	$10,307	$10,174
8/31/21	$10,434	$10,354
9/30/21	$10,076	$10,053
10/31/21	$10,295	$10,300
11/30/21	$9,895	$9,821
12/31/21	$10,328	$10,324
1/31/22	$9,819	$9,825
2/28/22	$9,629	$9,651
3/31/22	$9,516	$9,713
4/30/22	$8,801	$9,085
5/31/22	$8,863	$9,153
6/30/22	$8,073	$8,304
7/31/22	$8,537	$8,717
8/31/22	$8,007	$8,303
9/30/22	$7,154	$7,527
10/31/22	$7,427	$7,931
11/30/22	$8,318	$8,825
12/31/22	$8,291	$8,832
1/31/23	$8,996	$9,547
2/28/23	$8,691	$9,348
3/31/23	$9,039	$9,580
4/30/23	$9,285	$9,850
5/31/23	$8,848	$9,433
6/30/23	$9,151	$9,862
7/31/23	$9,367	$10,182
8/31/23	$9,004	$9,792
9/30/23	$8,578	$9,457
10/31/23	$8,170	$9,074
11/30/23	$9,030	$9,916
12/31/23	$9,625	$10,443
1/31/24	$9,650	$10,503
2/29/24	$9,717	$10,695
3/31/24	$10,020	$11,047
4/30/24	$9,638	$10,764
5/31/24	$10,029	$11,181
6/30/24	$9,965	$11,000

Average Annual Total Returns (%)

	1 Year	Since Inception 5/20/21
Fund NAV Returns	8.90%	(0.10)%
Fund Market Price Returns	8.44%	(0.04)%
MSCI EAFE Index	11.54%	3.11%

Key Fund Statistics

Total Net Assets	$329,018,633
# of Portfolio Holdings	450
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$748,229

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.6%
Nestle SA	1.6%
Shell PLC	1.6%
Toyota Motor Corp.	1.5%
Novartis AG	1.3%
SAP SE	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
AstraZeneca PLC	1.2%
Roche Holding AG	1.1%

Sector Breakdown (% of Net Assets)

Financials	17.6%
Industrials	14.6%
Health Care	12.5%
Consumer Discretionary	10.8%
Information Technology	8.5%
Consumer Staples	7.8%
Materials	6.2%
Energy	4.1%
Communication Services	3.7%
Utilities	2.2%
Real Estate	1.3%
Other Assets and Liabilities, Net	10.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597664-2024-08-26

WisdomTree International Efficient Core Fund

Annual Shareholder Report - June 30, 2024

Ticker: NTSI

NTSI - 062024

WisdomTree U.S. Corporate Bond Fund

Ticker: QIG

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$18	0.18%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.69% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the period, the Fund benefited slightly from a full allocation into corporate bonds when compared to the Bloomberg U.S. Aggregate Bond Index, which includes other asset classes like U.S. Treasury bonds, agency debt, and securitized debt. Corporate bonds slightly outperformed the broad U.S. aggregate bond market. The Fund concentrates nearly 100% of its weight in debt issued by public corporations and these securities benefit in performance when credit spreads tighten. Investment grade corporate bond credit spreads tightened in aggregate by 23% over the period (1.23% credit spread at the beginning of the period versus 0.94% credit spread at the end of the period). Asset classes that are typically described as "risk-on", like corporate debt, generated negative performance during the first half of the period as the global markets continued to grapple with sticky inflation. Since November 2023, there has been a reversal in the markets and many risk-on asset classes have rallied. The Fund's largest sector weights were in Financials and Industrials, generating the bulk of positive performance during the period. The Fund's quality screening approach of screening out potential at-risk issuers helped alleviate some performance volatility and downgrade risk.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from April 27, 2016 (inception) through June 30, 2024

	WisdomTree U.S. Corporate Bond Fund $11,527	Bloomberg U.S. Aggregate Bond Index $10,807	ICE BofA Merrill Lynch U.S. Corporate Index $11,968	WisdomTree U.S. Quality Corporate Bond Index $11,851
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,034	$10,026	$10,037	$10,028
5/31/16	$9,995	$10,028	$10,030	$10,019
6/30/16	$10,189	$10,208	$10,249	$10,225
7/31/16	$10,319	$10,273	$10,397	$10,384
8/31/16	$10,354	$10,261	$10,426	$10,403
9/30/16	$10,319	$10,255	$10,396	$10,380
10/31/16	$10,194	$10,177	$10,310	$10,268
11/30/16	$9,942	$9,936	$10,033	$10,012
12/31/16	$9,988	$9,950	$10,096	$10,068
1/31/17	$9,988	$9,969	$10,138	$10,082
2/28/17	$10,091	$10,036	$10,252	$10,182
3/31/17	$10,084	$10,031	$10,240	$10,168
4/30/17	$10,177	$10,109	$10,342	$10,262
5/31/17	$10,303	$10,186	$10,462	$10,379
6/30/17	$10,344	$10,176	$10,488	$10,426
7/31/17	$10,432	$10,220	$10,566	$10,499
8/31/17	$10,497	$10,312	$10,656	$10,576
9/30/17	$10,474	$10,263	$10,631	$10,563
10/31/17	$10,509	$10,268	$10,674	$10,604
11/30/17	$10,494	$10,255	$10,659	$10,597
12/31/17	$10,614	$10,302	$10,750	$10,704
1/31/18	$10,519	$10,184	$10,651	$10,618
2/28/18	$10,338	$10,087	$10,491	$10,447
3/31/18	$10,359	$10,152	$10,514	$10,480
4/30/18	$10,264	$10,076	$10,424	$10,389
5/31/18	$10,311	$10,148	$10,471	$10,440
6/30/18	$10,228	$10,136	$10,415	$10,368
7/31/18	$10,325	$10,138	$10,492	$10,466
8/31/18	$10,372	$10,203	$10,549	$10,513
9/30/18	$10,370	$10,138	$10,515	$10,489
10/31/18	$10,208	$10,058	$10,373	$10,343
11/30/18	$10,191	$10,118	$10,353	$10,333
12/31/18	$10,326	$10,304	$10,508	$10,468
1/31/19	$10,544	$10,413	$10,728	$10,686
2/28/19	$10,555	$10,407	$10,767	$10,700
3/31/19	$10,818	$10,607	$11,035	$10,970
4/30/19	$10,872	$10,609	$11,096	$11,035
5/31/19	$11,017	$10,798	$11,255	$11,191
6/30/19	$11,296	$10,933	$11,514	$11,449
7/31/19	$11,358	$10,957	$11,590	$11,517
8/31/19	$11,684	$11,241	$11,942	$11,851
9/30/19	$11,604	$11,181	$11,868	$11,780
10/31/19	$11,682	$11,215	$11,940	$11,856
11/30/19	$11,711	$11,209	$11,966	$11,891
12/31/19	$11,745	$11,202	$12,004	$11,931
1/31/20	$12,021	$11,417	$12,289	$12,211
2/29/20	$12,182	$11,623	$12,448	$12,380
3/31/20	$11,313	$11,554	$11,517	$11,503
4/30/20	$12,010	$11,760	$12,125	$12,122
5/31/20	$12,169	$11,814	$12,337	$12,279
6/30/20	$12,373	$11,889	$12,585	$12,533
7/31/20	$12,757	$12,066	$12,982	$12,913
8/31/20	$12,574	$11,969	$12,832	$12,753
9/30/20	$12,538	$11,962	$12,798	$12,722
10/31/20	$12,481	$11,909	$12,776	$12,686
11/30/20	$12,888	$12,026	$13,117	$13,112
12/31/20	$12,912	$12,042	$13,181	$13,145
1/31/21	$12,690	$11,956	$13,020	$12,922
2/28/21	$12,423	$11,784	$12,766	$12,652
3/31/21	$12,164	$11,636	$12,589	$12,378
4/30/21	$12,311	$11,728	$12,738	$12,537
5/31/21	$12,424	$11,767	$12,828	$12,651
6/30/21	$12,713	$11,849	$13,041	$12,948
7/31/21	$12,925	$11,982	$13,199	$13,172
8/31/21	$12,876	$11,959	$13,173	$13,121
9/30/21	$12,719	$11,855	$13,034	$12,970
10/31/21	$12,757	$11,852	$13,066	$13,006
11/30/21	$12,769	$11,887	$13,078	$13,022
12/31/21	$12,737	$11,857	$13,056	$13,008
1/31/22	$12,288	$11,601	$12,648	$12,537
2/28/22	$12,037	$11,472	$12,372	$12,276
3/31/22	$11,736	$11,153	$12,046	$11,962
4/30/22	$11,034	$10,730	$11,447	$11,252
5/31/22	$11,148	$10,799	$11,508	$11,366
6/30/22	$10,827	$10,630	$11,238	$11,040
7/31/22	$11,202	$10,889	$11,569	$11,414
8/31/22	$10,848	$10,582	$11,261	$11,075
9/30/22	$10,279	$10,125	$10,663	$10,492
10/31/22	$10,192	$9,993	$10,544	$10,401
11/30/22	$10,736	$10,361	$11,063	$10,943
12/31/22	$10,657	$10,314	$11,039	$10,905
1/31/23	$11,105	$10,632	$11,469	$11,344
2/28/23	$10,745	$10,357	$11,135	$10,979
3/31/23	$11,040	$10,620	$11,420	$11,287
4/30/23	$11,124	$10,684	$11,514	$11,376
5/31/23	$10,963	$10,568	$11,364	$11,215
6/30/23	$11,010	$10,530	$11,396	$11,261
7/31/23	$11,054	$10,523	$11,446	$11,315
8/31/23	$10,971	$10,456	$11,368	$11,238
9/30/23	$10,692	$10,190	$11,088	$10,961
10/31/23	$10,490	$10,029	$10,887	$10,772
11/30/23	$11,110	$10,483	$11,501	$11,387
12/31/23	$11,548	$10,884	$11,965	$11,844
1/31/24	$11,550	$10,855	$11,984	$11,843
2/29/24	$11,384	$10,701	$11,817	$11,684
3/31/24	$11,526	$10,800	$11,954	$11,839
4/30/24	$11,254	$10,527	$11,679	$11,563
5/31/24	$11,452	$10,706	$11,895	$11,772
6/30/24	$11,527	$10,807	$11,968	$11,851

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	4.69%	0.41%	1.75%
Fund Market Price Returns	4.47%	0.35%	1.74%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	0.95%
ICE BofA Merrill Lynch U.S. Corporate Index	5.02%	0.78%	2.22%
WisdomTree U.S. Quality Corporate Bond Index	5.23%	0.69%	2.10%

Key Fund Statistics

Total Net Assets	$17,548,894
# of Portfolio Holdings	485
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$19,250

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 2.59%, due 4/29/31	1.1%
Verizon Communications, Inc., 4.33%, due 9/21/28	1.1%
Citigroup, Inc., 3.11%, due 4/8/26	1.1%
Eversource Energy, 3.30%, due 1/15/28	1.0%
Wells Fargo & Co., 4.81%, due 7/25/28	0.9%
U.S. Bancorp, 5.78%, due 6/12/29	0.9%
HCA, Inc., 4.13%, due 6/15/29	0.9%
Morgan Stanley, 3.95%, due 4/23/27	0.9%
Bank of America Corp., 3.19%, due 7/23/30	0.8%
Bank of America Corp., 4.45%, due 3/3/26	0.8%

Sector Breakdown (% of Net Assets)

Financials	33.3%
Health Care	12.4%
Utilities	8.2%
Information Technology	8.0%
Industrials	7.9%
Energy	6.5%
Consumer Staples	6.0%
Communication Services	4.9%
Consumer Discretionary	4.6%
Materials	3.6%
Real Estate	2.3%
U.S. Government Obligations	0.4%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597668-2024-08-26

WisdomTree U.S. Corporate Bond Fund

Annual Shareholder Report - June 30, 2024

Ticker: QIG

QIG - 062024

WisdomTree U.S. Efficient Core Fund

Ticker: NTSX

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$22	0.20%

How did the Fund perform last year and what affected its performance?

The Fund returned 19.78% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). The Fund's positions in equities generated strong returns whereas the fixed income exposure detracted from performance. While markets were volatile to start the period, U.S. equity performance bottomed in October. From then, information technology and consumer discretionary stocks were strong performers leading the market higher. The Fund utilized derivatives contracts to obtain broad-based fixed income exposure, through use of U.S. Treasury futures contracts, which had negative performance during the period as U.S. interest rates increased. The enhanced exposure compared to traditional 60% equity and 40% bond portfolios magnified the Fund's returns and resulted in the slightly better performance for the Fund.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from August 2, 2018 (inception) through June 30, 2024

	WisdomTree U.S. Efficient Core Fund $18,820	S&P 500® Index $21,369	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $16,280
8/2/18	$10,000	$10,000	$10,000
8/31/18	$10,311	$10,285	$10,201
9/30/18	$10,279	$10,343	$10,210
10/31/18	$9,612	$9,636	$9,757
11/30/18	$9,832	$9,833	$9,898
12/31/18	$9,166	$8,945	$9,434
1/31/19	$9,844	$9,662	$9,910
2/28/19	$10,101	$9,972	$10,095
3/31/19	$10,386	$10,166	$10,290
4/30/19	$10,740	$10,577	$10,540
5/31/19	$10,277	$9,905	$10,208
6/30/19	$10,964	$10,603	$10,690
7/31/19	$11,109	$10,756	$10,794
8/31/19	$11,166	$10,585	$10,796
9/30/19	$11,275	$10,783	$10,894
10/31/19	$11,477	$11,017	$11,050
11/30/19	$11,801	$11,417	$11,292
12/31/19	$12,056	$11,761	$11,494
1/31/20	$12,272	$11,757	$11,578
2/29/20	$11,559	$10,789	$11,086
3/31/20	$10,498	$9,456	$10,268
4/30/20	$11,744	$10,669	$11,070
5/31/20	$12,270	$11,177	$11,394
6/30/20	$12,526	$11,399	$11,558
7/31/20	$13,254	$12,042	$12,020
8/31/20	$14,101	$12,907	$12,512
9/30/20	$13,621	$12,417	$12,224
10/31/20	$13,190	$12,087	$12,009
11/30/20	$14,565	$13,410	$12,828
12/31/20	$15,061	$13,925	$13,131
1/31/21	$14,847	$13,785	$13,013
2/28/21	$14,983	$14,165	$13,158
3/31/21	$15,362	$14,785	$13,451
4/30/21	$16,192	$15,574	$13,943
5/31/21	$16,295	$15,683	$14,022
6/30/21	$16,789	$16,049	$14,258
7/31/21	$17,290	$16,431	$14,526
8/31/21	$17,737	$16,930	$14,846
9/30/21	$16,846	$16,143	$14,463
10/31/21	$17,903	$17,274	$14,955
11/30/21	$17,833	$17,154	$15,066
12/31/21	$18,401	$17,923	$15,310
1/31/22	$17,246	$16,995	$14,524
2/28/22	$16,718	$16,486	$14,331
3/31/22	$16,901	$17,099	$14,648
4/30/22	$15,164	$15,608	$13,525
5/31/22	$15,143	$15,636	$13,653
6/30/22	$13,944	$14,346	$12,861
7/31/22	$15,281	$15,668	$13,637
8/31/22	$14,437	$15,029	$13,230
9/30/22	$12,871	$13,645	$12,321
10/31/22	$13,639	$14,750	$12,789
11/30/22	$14,520	$15,574	$13,047
12/31/22	$13,669	$14,677	$12,834
1/31/23	$14,621	$15,599	$13,336
2/28/23	$14,069	$15,218	$13,003
3/31/23	$14,795	$15,777	$13,423
4/30/23	$14,993	$16,023	$13,581
5/31/23	$14,972	$16,093	$13,558
6/30/23	$15,708	$17,156	$14,082
7/31/23	$16,102	$17,708	$14,350
8/31/23	$15,776	$17,426	$14,175
9/30/23	$14,832	$16,595	$13,624
10/31/23	$14,386	$16,246	$13,367
11/30/23	$15,908	$17,729	$14,339
12/31/23	$16,865	$18,535	$14,950
1/31/24	$17,044	$18,846	$15,085
2/29/24	$17,692	$19,853	$15,488
3/31/24	$18,215	$20,491	$15,851
4/30/24	$17,219	$19,655	$15,296
5/31/24	$18,091	$20,629	$15,866
6/30/24	$18,820	$21,369	$16,280

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 8/2/18
Fund NAV Returns	19.78%	11.41%	11.29%
Fund Market Price Returns	19.95%	11.43%	11.30%
S&P 500® Index	24.56%	15.05%	13.70%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	15.61%	8.78%	8.59%

Key Fund Statistics

Total Net Assets	$1,083,908,193
# of Portfolio Holdings	502
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,861,016

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	2.0%
Alphabet, Inc., Class C	1.9%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%

Sector Breakdown (% of Net Assets)

Information Technology	29.7%
Financials	11.3%
Health Care	10.2%
Consumer Discretionary	9.1%
Communication Services	8.6%
Industrials	7.3%
Consumer Staples	5.0%
Energy	3.3%
Materials	1.9%
Utilities	1.8%
Real Estate	1.7%
Other Assets and Liabilities, Net	10.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597665-2024-08-26

WisdomTree U.S. Efficient Core Fund

Annual Shareholder Report - June 30, 2024

Ticker: NTSX

NTSX - 062024

WisdomTree U.S. High Yield Corporate Bond Fund

Ticker: QHY

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$40	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.22% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the period, the Fund benefited from a full allocation into high yield ("HY") corporate bonds when compared to the Bloomberg U.S. Aggregate Bond Index. The Fund concentrates nearly 100% of its weight in debt issued by HY public corporations and these securities benefit in performance when credit spreads tighten. HY corporate bond credit spreads tightened consistently by 31% over the period (3.90% HY credit spread at the beginning of the period versus 3.09% HY credit spread at the end of the period). Asset classes that are typically described as "risk-on", like HY corporate debt, have continued to rally from elevated coupons throughout the fiscal period and a strong 2024 YTD market rebound. Two of the Fund's larger sector weights in Consumer Cyclicals and Non-Cyclicals contributed the bulk of positive performance during the period. The Fund's quality screening approach of screening out potential at-risk issuers helped alleviate some performance volatility and default risk. However, when compared to the broader fixed income market, the Fund was underweight the lowest quality HY bonds, mainly bonds rated CCC-rated and below, which had better performance when compared to higher quality HY securities during this risk-on rally.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from April 27, 2016 (inception) through June 30, 2024

	WisdomTree U.S. High Yield Corporate Bond Fund $14,020	Bloomberg U.S. Aggregate Bond Index $10,807	ICE BofA Merrill Lynch U.S. High Yield Index $15,265	WisdomTree U.S. High Yield Corporate Bond Index $14,774
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,028	$10,026	$10,042	$10,037
5/31/16	$10,085	$10,028	$10,115	$10,094
6/30/16	$10,134	$10,208	$10,224	$10,177
7/31/16	$10,383	$10,273	$10,483	$10,469
8/31/16	$10,593	$10,261	$10,716	$10,681
9/30/16	$10,661	$10,255	$10,785	$10,739
10/31/16	$10,616	$10,177	$10,819	$10,724
11/30/16	$10,579	$9,936	$10,777	$10,684
12/31/16	$10,765	$9,950	$10,988	$10,908
1/31/17	$10,837	$9,969	$11,136	$11,013
2/28/17	$10,995	$10,036	$11,310	$11,191
3/31/17	$10,983	$10,031	$11,286	$11,171
4/30/17	$11,103	$10,109	$11,414	$11,294
5/31/17	$11,180	$10,186	$11,516	$11,402
6/30/17	$11,171	$10,176	$11,528	$11,413
7/31/17	$11,288	$10,220	$11,661	$11,540
8/31/17	$11,268	$10,312	$11,658	$11,507
9/30/17	$11,298	$10,263	$11,763	$11,586
10/31/17	$11,363	$10,268	$11,808	$11,643
11/30/17	$11,328	$10,255	$11,776	$11,631
12/31/17	$11,339	$10,302	$11,811	$11,660
1/31/18	$11,399	$10,184	$11,887	$11,761
2/28/18	$11,305	$10,087	$11,776	$11,663
3/31/18	$11,268	$10,152	$11,703	$11,607
4/30/18	$11,299	$10,076	$11,781	$11,660
5/31/18	$11,315	$10,148	$11,779	$11,677
6/30/18	$11,337	$10,136	$11,820	$11,711
7/31/18	$11,456	$10,138	$11,952	$11,859
8/31/18	$11,541	$10,203	$12,038	$11,978
9/30/18	$11,623	$10,138	$12,108	$12,041
10/31/18	$11,437	$10,058	$11,910	$11,829
11/30/18	$11,386	$10,118	$11,802	$11,772
12/31/18	$11,141	$10,304	$11,543	$11,488
1/31/19	$11,690	$10,413	$12,073	$12,103
2/28/19	$11,905	$10,407	$12,277	$12,302
3/31/19	$12,049	$10,607	$12,398	$12,433
4/30/19	$12,226	$10,609	$12,571	$12,619
5/31/19	$12,055	$10,798	$12,411	$12,438
6/30/19	$12,406	$10,933	$12,716	$12,790
7/31/19	$12,453	$10,957	$12,781	$12,862
8/31/19	$12,524	$11,241	$12,831	$12,929
9/30/19	$12,550	$11,181	$12,871	$12,958
10/31/19	$12,577	$11,215	$12,901	$13,024
11/30/19	$12,641	$11,209	$12,936	$13,082
12/31/19	$12,861	$11,202	$13,207	$13,340
1/31/20	$12,846	$11,417	$13,207	$13,321
2/29/20	$12,625	$11,623	$13,003	$13,081
3/31/20	$11,522	$11,554	$11,474	$11,743
4/30/20	$11,781	$11,760	$11,910	$11,992
5/31/20	$12,285	$11,814	$12,454	$12,568
6/30/20	$12,317	$11,889	$12,576	$12,628
7/31/20	$12,923	$12,066	$13,177	$13,310
8/31/20	$13,024	$11,969	$13,306	$13,417
9/30/20	$12,845	$11,962	$13,168	$13,225
10/31/20	$12,866	$11,909	$13,229	$13,267
11/30/20	$13,362	$12,026	$13,759	$13,801
12/31/20	$13,600	$12,042	$14,021	$14,047
1/31/21	$13,620	$11,956	$14,075	$14,095
2/28/21	$13,619	$11,784	$14,124	$14,114
3/31/21	$13,656	$11,636	$14,148	$14,143
4/30/21	$13,799	$11,728	$14,303	$14,305
5/31/21	$13,839	$11,767	$14,344	$14,347
6/30/21	$14,022	$11,849	$14,540	$14,555
7/31/21	$14,055	$11,982	$14,592	$14,609
8/31/21	$14,152	$11,959	$14,672	$14,710
9/30/21	$14,126	$11,855	$14,677	$14,682
10/31/21	$14,087	$11,852	$14,651	$14,653
11/30/21	$13,917	$11,887	$14,500	$14,470
12/31/21	$14,231	$11,857	$14,773	$14,815
1/31/22	$13,795	$11,601	$14,367	$14,356
2/28/22	$13,656	$11,472	$14,238	$14,222
3/31/22	$13,536	$11,153	$14,106	$14,102
4/30/22	$12,992	$10,730	$13,593	$13,523
5/31/22	$13,093	$10,799	$13,627	$13,653
6/30/22	$12,177	$10,630	$12,700	$12,631
7/31/22	$12,975	$10,889	$13,465	$13,497
8/31/22	$12,585	$10,582	$13,142	$13,094
9/30/22	$12,064	$10,125	$12,614	$12,513
10/31/22	$12,490	$9,993	$12,973	$12,967
11/30/22	$12,693	$10,361	$13,216	$13,197
12/31/22	$12,525	$10,314	$13,115	$13,024
1/31/23	$12,993	$10,632	$13,629	$13,571
2/28/23	$12,737	$10,357	$13,452	$13,288
3/31/23	$12,843	$10,620	$13,604	$13,407
4/30/23	$12,930	$10,684	$13,730	$13,510
5/31/23	$12,712	$10,568	$13,605	$13,283
6/30/23	$12,958	$10,530	$13,826	$13,565
7/31/23	$13,160	$10,523	$14,023	$13,798
8/31/23	$13,149	$10,456	$14,063	$13,787
9/30/23	$12,935	$10,190	$13,897	$13,564
10/31/23	$12,708	$10,029	$13,727	$13,335
11/30/23	$13,345	$10,483	$14,352	$14,013
12/31/23	$13,878	$10,884	$14,878	$14,580
1/31/24	$13,826	$10,855	$14,884	$14,556
2/29/24	$13,789	$10,701	$14,928	$14,516
3/31/24	$13,987	$10,800	$15,100	$14,725
4/30/24	$13,792	$10,527	$14,955	$14,513
5/31/24	$13,889	$10,706	$15,124	$14,624
6/30/24	$14,020	$10,807	$15,265	$14,774

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	8.22%	2.48%	4.22%
Fund Market Price Returns	7.75%	2.49%	4.22%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	0.95%
ICE BofA Merrill Lynch U.S. High Yield Index	10.41%	3.72%	5.31%
WisdomTree U.S. High Yield Corporate Bond Index	8.91%	2.93%	4.89%

Key Fund Statistics

Total Net Assets	$223,579,461
# of Portfolio Holdings	468
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$844,935

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/31	0.8%
DaVita, Inc., 4.63%, due 6/1/30	0.7%
DISH Network Corp., 11.75%, due 11/15/27	0.7%
Tenet Healthcare Corp., 6.13%, due 10/1/28	0.7%
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/28	0.7%
Sirius XM Radio, Inc., 4.13%, due 7/1/30	0.6%
Tenneco, Inc., 8.00%, due 11/17/28	0.6%
Comstock Resources, Inc., 5.88%, due 1/15/30	0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 4/1/51	0.6%
Newell Brands, Inc., 5.70%, due 4/1/26	0.6%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	15.4%
Communication Services	14.4%
Energy	12.2%
Health Care	10.8%
Financials	8.3%
Industrials	8.3%
Real Estate	7.1%
Information Technology	6.5%
Consumer Staples	6.4%
Materials	4.4%
Utilities	2.9%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597666-2024-08-26

WisdomTree U.S. High Yield Corporate Bond Fund

Annual Shareholder Report - June 30, 2024

Ticker: QHY

QHY - 062024

WisdomTree U.S. Short-Term Corporate Bond Fund

Ticker: QSIG

Principal Listing Exchange: CboeBZX Exchange

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473) or getinfo@wisdomtree.com.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$19	0.18%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.72% at net asset value ("NAV") for the fiscal year ended June 30, 2024 (for more complete performance information please see the table below). During the period, the Fund benefited from a full allocation into corporate bonds and having a shorter duration when compared to the Bloomberg U.S. Aggregate Bond Index. The Fund concentrates nearly 100% of its weight in debt issued by public corporations and these securities benefit in performance when credit spreads tighten. Investment grade corporate bond credit spreads tightened in aggregate by 23% over the period (1.23% credit spread at the beginning of the period versus 0.94% credit spread at the end of the period). Asset classes that are typically described as "risk-on", like corporate debt, generated negative performance during the first half of the period as the global markets continued to grapple with sticky inflation. Since November 2023, there has been a reversal in the markets and many risk-on asset classes have rallied. The Fund's largest sector weights were in Financials and Industrials, generating the bulk of positive performance during the period. The Fund's quality screening approach of screening out potential at-risk issuers helped alleviate some performance volatility and downgrade risk. Given that the Fund is targeting shorter term maturities, performance was marginally better when compared to longer-term bonds.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assume dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. Past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent month-end performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance from April 27, 2016 (inception) through June 30, 2024

	WisdomTree U.S. Short-Term Corporate Bond Fund $11,520	Bloomberg U.S. Aggregate Bond Index $10,807	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index $11,974	WisdomTree U.S. Short-term Quality Corporate Bond Index $11,891
4/27/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,014	$10,026	$10,020	$10,015
5/31/16	$9,997	$10,028	$10,018	$10,013
6/30/16	$10,066	$10,208	$10,111	$10,090
7/31/16	$10,101	$10,273	$10,154	$10,130
8/31/16	$10,096	$10,261	$10,158	$10,136
9/30/16	$10,097	$10,255	$10,168	$10,148
10/31/16	$10,084	$10,177	$10,159	$10,141
11/30/16	$10,013	$9,936	$10,060	$10,074
12/31/16	$10,027	$9,950	$10,080	$10,090
1/31/17	$10,055	$9,969	$10,118	$10,125
2/28/17	$10,092	$10,036	$10,166	$10,159
3/31/17	$10,097	$10,031	$10,177	$10,170
4/30/17	$10,134	$10,109	$10,225	$10,207
5/31/17	$10,170	$10,186	$10,271	$10,244
6/30/17	$10,169	$10,176	$10,272	$10,245
7/31/17	$10,216	$10,220	$10,327	$10,297
8/31/17	$10,239	$10,312	$10,362	$10,324
9/30/17	$10,234	$10,263	$10,352	$10,317
10/31/17	$10,239	$10,268	$10,364	$10,331
11/30/17	$10,206	$10,255	$10,333	$10,302
12/31/17	$10,222	$10,302	$10,346	$10,316
1/31/18	$10,184	$10,184	$10,303	$10,286
2/28/18	$10,151	$10,087	$10,263	$10,253
3/31/18	$10,153	$10,152	$10,265	$10,259
4/30/18	$10,156	$10,076	$10,255	$10,261
5/31/18	$10,197	$10,148	$10,300	$10,305
6/30/18	$10,188	$10,136	$10,291	$10,295
7/31/18	$10,214	$10,138	$10,320	$10,325
8/31/18	$10,263	$10,203	$10,373	$10,376
9/30/18	$10,260	$10,138	$10,368	$10,371
10/31/18	$10,250	$10,058	$10,357	$10,371
11/30/18	$10,252	$10,118	$10,361	$10,377
12/31/18	$10,332	$10,304	$10,450	$10,459
1/31/19	$10,435	$10,413	$10,560	$10,561
2/28/19	$10,467	$10,407	$10,606	$10,594
3/31/19	$10,566	$10,607	$10,724	$10,701
4/30/19	$10,595	$10,609	$10,765	$10,734
5/31/19	$10,658	$10,798	$10,843	$10,804
6/30/19	$10,743	$10,933	$10,954	$10,896
7/31/19	$10,753	$10,957	$10,970	$10,909
8/31/19	$10,847	$11,241	$11,086	$11,007
9/30/19	$10,854	$11,181	$11,089	$11,014
10/31/19	$10,901	$11,215	$11,145	$11,065
11/30/19	$10,908	$11,209	$11,152	$11,085
12/31/19	$10,947	$11,202	$11,197	$11,129
1/31/20	$11,033	$11,417	$11,299	$11,213
2/29/20	$11,102	$11,623	$11,381	$11,287
3/31/20	$10,745	$11,554	$10,931	$10,921
4/30/20	$11,027	$11,760	$11,265	$11,197
5/31/20	$11,164	$11,814	$11,438	$11,338
6/30/20	$11,253	$11,889	$11,569	$11,454
7/31/20	$11,319	$12,066	$11,669	$11,534
8/31/20	$11,336	$11,969	$11,705	$11,560
9/30/20	$11,322	$11,962	$11,695	$11,551
10/31/20	$11,335	$11,909	$11,717	$11,571
11/30/20	$11,392	$12,026	$11,789	$11,629
12/31/20	$11,425	$12,042	$11,836	$11,670
1/31/21	$11,420	$11,956	$11,836	$11,664
2/28/21	$11,400	$11,784	$11,802	$11,643
3/31/21	$11,355	$11,636	$11,773	$11,603
4/30/21	$11,405	$11,728	$11,826	$11,657
5/31/21	$11,445	$11,767	$11,871	$11,702
6/30/21	$11,431	$11,849	$11,864	$11,687
7/31/21	$11,467	$11,982	$11,905	$11,731
8/31/21	$11,458	$11,959	$11,903	$11,723
9/30/21	$11,432	$11,855	$11,877	$11,703
10/31/21	$11,372	$11,852	$11,821	$11,640
11/30/21	$11,343	$11,887	$11,800	$11,612
12/31/21	$11,351	$11,857	$11,796	$11,622
1/31/22	$11,216	$11,601	$11,658	$11,484
2/28/22	$11,135	$11,472	$11,551	$11,402
3/31/22	$10,937	$11,153	$11,305	$11,201
4/30/22	$10,781	$10,730	$11,152	$11,049
5/31/22	$10,872	$10,799	$11,221	$11,142
6/30/22	$10,725	$10,630	$11,090	$10,989
7/31/22	$10,895	$10,889	$11,234	$11,163
8/31/22	$10,759	$10,582	$11,117	$11,027
9/30/22	$10,521	$10,125	$10,865	$10,786
10/31/22	$10,496	$9,993	$10,825	$10,764
11/30/22	$10,722	$10,361	$11,051	$10,988
12/31/22	$10,708	$10,314	$11,075	$11,002
1/31/23	$10,884	$10,632	$11,253	$11,174
2/28/23	$10,744	$10,357	$11,125	$11,041
3/31/23	$10,891	$10,620	$11,265	$11,195
4/30/23	$10,968	$10,684	$11,348	$11,277
5/31/23	$10,918	$10,568	$11,308	$11,228
6/30/23	$10,896	$10,530	$11,278	$11,210
7/31/23	$10,966	$10,523	$11,358	$11,291
8/31/23	$10,973	$10,456	$11,377	$11,302
9/30/23	$10,918	$10,190	$11,324	$11,239
10/31/23	$10,915	$10,029	$11,314	$11,228
11/30/23	$11,152	$10,483	$11,563	$11,482
12/31/23	$11,356	$10,884	$11,773	$11,699
1/31/24	$11,403	$10,855	$11,833	$11,747
2/29/24	$11,342	$10,701	$11,778	$11,692
3/31/24	$11,418	$10,800	$11,853	$11,775
4/30/24	$11,344	$10,527	$11,784	$11,705
5/31/24	$11,455	$10,706	$11,907	$11,820
6/30/24	$11,520	$10,807	$11,974	$11,891

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/27/16
Fund NAV Returns	5.72%	1.41%	1.74%
Fund Market Price Returns	5.60%	1.38%	1.70%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	0.95%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index	6.18%	1.80%	2.23%
WisdomTree U.S. Short-term Quality Corporate Bond Index	6.07%	1.76%	2.14%

Key Fund Statistics

Total Net Assets	$47,629,151
# of Portfolio Holdings	401
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$82,467

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2024, as a percentage of net assets.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 6/30/29	1.2%
Citigroup, Inc., 4.45%, due 9/29/27	1.0%
Capital One Financial Corp., 4.20%, due 10/29/25	0.8%
Citigroup, Inc., 3.20%, due 10/21/26	0.8%
Goldman Sachs Group, Inc., 1.95%, due 10/21/27	0.8%
CVS Health Corp., 4.30%, due 3/25/28	0.8%
Bank of America Corp., 1.66%, due 3/11/27	0.8%
Bank of America Corp., 3.71%, due 4/24/28	0.7%
Verizon Communications, Inc., 2.10%, due 3/22/28	0.7%
Dominion Energy, Inc., 1.45%, due 4/15/26	0.7%

Sector Breakdown (% of Net Assets)

Financials	40.2%
Health Care	10.5%
Information Technology	8.1%
Industrials	7.7%
Utilities	6.4%
Consumer Staples	6.1%
Consumer Discretionary	5.7%
Energy	5.0%
Communication Services	3.8%
Materials	1.8%
Real Estate	1.7%
U.S. Government Obligations	1.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Phone: 1-866-909-WISE (9473) Email: getinfo@wisdomtree.com

WGM-597667-2024-08-26

WisdomTree U.S. Short-Term Corporate Bond Fund

Annual Shareholder Report - June 30, 2024

Ticker: QSIG

QSIG - 062024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(c)	The Registrant has not granted any waivers, including any implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	The Code is attached hereto as exhibit 18(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the audit committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $372,809 for the fiscal year ended June 30, 2024 and $392,795 for the fiscal year ended June 30, 2023.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2024 and $0 for the fiscal year ended June 30, 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $141,008 for the fiscal year ended June 30, 2024 and $129,600 for the fiscal year ended June 30, 2023.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended June 30, 2024 and $0 for the fiscal year ended June 30, 2023.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $141,008 for the fiscal year ended June 30, 2024 and $129,600 for the fiscal year ended June 30, 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., June 30, 2024) is included under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

June 30, 2024

International Equity ETFs:

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Emerging Markets ex-China Fund (XC)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (QIG)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

Efficient Core ETFs:

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 7.8%
Accent Group Ltd.	20,562	$26,572
AGL Energy Ltd.	15,695	113,519
ALS Ltd.	13,252	123,993
Ampol Ltd.	7,524	162,505
ANZ Group Holdings Ltd.	62,930	1,186,865
APA Group	11,572	61,750
Aristocrat Leisure Ltd.	5,205	172,974
Aurizon Holdings Ltd.	27,089	66,034
Australian Clinical Labs Ltd.(a)(b)	18,191	30,494
Bank of Queensland Ltd.(b)	19,172	74,391
Bendigo & Adelaide Bank Ltd.	19,961	153,173
BlueScope Steel Ltd.	8,130	110,927
Brambles Ltd.	24,103	233,892
Brickworks Ltd.(b)	3,561	62,309
CAR Group Ltd.	4,312	101,512
Centuria Capital Group(b)	25,499	28,099
Challenger Ltd.	9,994	46,788
Charter Hall Group(b)	13,455	100,463
Cleanaway Waste Management Ltd.(b)	42,401	78,439
Cochlear Ltd.	481	106,698
Coles Group Ltd.	32,359	368,035
Commonwealth Bank of Australia	25,608	2,178,492
Computershare Ltd.	6,115	107,570
CSL Ltd.	2,777	547,502
Dexus(b)	26,271	113,692
Dicker Data Ltd.(b)	4,516	29,135
Eagers Automotive Ltd.(b)	7,935	55,750
Endeavour Group Ltd.(b)	16,979	57,264
First Resources Ltd.	101,900	103,761
Goodman Group	11,850	275,012
GPT Group(b)	59,916	160,060
Harvey Norman Holdings Ltd.(b)	30,486	84,902
Helia Group Ltd.	24,757	63,986
IDP Education Ltd.(b)	3,569	36,111
IGO Ltd.(b)	14,630	55,106
Iluka Resources Ltd.	12,786	55,931
Incitec Pivot Ltd.	68,307	132,295
Inghams Group Ltd.	14,331	34,647
Insignia Financial Ltd.(b)	37,080	56,709
Insurance Australia Group Ltd.	17,764	84,707
IPH Ltd.	13,079	54,767
IVE Group Ltd.(b)	35,828	47,257
JB Hi-Fi Ltd.	5,006	204,641
Lottery Corp. Ltd.	46,025	155,841
Lovisa Holdings Ltd.(b)	2,821	61,927
Macquarie Group Ltd.	5,951	813,515
McMillan Shakespeare Ltd.	4,620	54,057
Medibank Pvt Ltd.	46,197	115,080
Metcash Ltd.	51,078	120,758
Mineral Resources Ltd.	2,952	106,303
Investments	Shares	Value
Mirvac Group(b)	65,145	$81,358
MyState Ltd.	7,694	19,218
National Australia Bank Ltd.	58,002	1,403,428
New Hope Corp. Ltd.(b)	33,222	108,274
nib holdings Ltd.	7,798	38,278
Nick Scali Ltd.	4,360	40,212
Nine Entertainment Co. Holdings Ltd.(b)	69,455	64,940
Northern Star Resources Ltd.	8,501	73,806
NRW Holdings Ltd.	11,041	22,785
Orica Ltd.(b)	3,908	46,640
Origin Energy Ltd.	30,601	221,945
Orora Ltd.(b)	26,603	35,001
Premier Investments Ltd.	4,231	88,020
QBE Insurance Group Ltd.	21,935	254,751
Qube Holdings Ltd.	27,373	66,726
Ramsay Health Care Ltd.(b)	1,394	44,184
REA Group Ltd.(b)	976	128,187
Reece Ltd.(b)	4,583	77,039
Rio Tinto Ltd.	7,503	596,295
Rio Tinto PLC	27,352	1,798,279
Santos Ltd.	57,961	296,513
Scentre Group	155,058	323,093
SEEK Ltd.(b)	4,554	64,964
Seven Group Holdings Ltd.(b)	3,385	85,182
Sigma Healthcare Ltd.(b)	12,420	10,576
Sonic Healthcare Ltd.	6,889	121,002
Steadfast Group Ltd.	17,095	70,556
Stockland	62,967	175,359
Suncorp Group Ltd.	20,423	237,464
Super Retail Group Ltd.	9,181	85,535
Telstra Group Ltd.	271,796	657,099
Terracom Ltd.(b)	71,121	10,450
TPG Telecom Ltd.(b)	28,589	87,447
Transurban Group	52,550	435,184
Treasury Wine Estates Ltd.	6,944	57,691
Ventia Services Group Pty. Ltd.	38,333	98,051
Vicinity Ltd.	96,072	118,699
Viva Energy Group Ltd.(c)	53,300	112,129
Waypoint REIT Ltd.(b)	25,035	36,282
Wesfarmers Ltd.	23,378	1,017,655
Westpac Banking Corp.	77,434	1,408,180
Whitehaven Coal Ltd.	33,888	173,136
Woodside Energy Group Ltd.	65,039	1,225,338
Woolworths Group Ltd.	11,379	256,786
Worley Ltd.	8,791	87,949
Yancoal Australia Ltd.(b)	61,795	273,206
Total Australia		22,111,102
Austria – 0.8%
ANDRITZ AG	2,054	127,350
BAWAG Group AG(c)	2,487	157,528
CA Immobilien Anlagen AG	845	28,038
Erste Group Bank AG	12,128	575,040

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Mondi PLC	7,119	$136,652
Oesterreichische Post AG	1,280	41,087
OMV AG	8,221	358,250
Telekom Austria AG	17,991	179,707
UNIQA Insurance Group AG	18,620	158,850
Verbund AG	2,664	210,281
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,877	94,044
voestalpine AG	4,107	111,010
Wienerberger AG	2,103	69,780
Total Austria		2,247,617
Belgium – 0.9%
Ackermans & van Haaren NV	293	50,715
Aedifica SA	1,615	98,054
Ageas SA	5,584	255,425
Anheuser-Busch InBev SA	8,670	502,887
Bekaert SA	2,682	112,333
bpost SA	7,799	25,285
Cofinimmo SA	195	11,777
D’ieteren Group	597	126,751
KBC Group NV	10,744	758,831
Melexis NV	837	72,123
Solvay SA(b)	2,331	82,118
Tessenderlo Group SA(b)	1,963	49,756
UCB SA	1,294	192,355
Warehouses De Pauw CVA	3,489	94,605
Xior Student Housing NV(a)	1,677	53,830
Total Belgium		2,486,845
China – 0.5%
BOC Aviation Ltd.(c)	11,700	83,920
BOC Hong Kong Holdings Ltd.	223,000	686,932
CITIC Telecom International Holdings Ltd.	272,000	91,277
Prosus NV	4,351	155,098
Qingdao Port International Co. Ltd., Class H(b)(c)	127,000	96,949
Wilmar International Ltd.	101,900	233,086
Total China		1,347,262
Denmark – 1.7%
Alm Brand AS	33,872	67,372
Carlsberg AS, Class B	1,848	221,924
Coloplast AS, Class B	2,167	260,543
D/S Norden AS	2,116	92,204
Danske Bank AS	12,082	360,296
Dfds AS	1,746	49,407
DSV AS	681	104,427
Novo Nordisk AS, Class B	18,908	2,732,587
Novonesis (Novozymes) B, Class B	2,862	175,261
Pandora AS	1,217	183,821
Royal Unibrew AS*	705	55,928
Scandinavian Tobacco Group AS(c)	3,019	42,650
Spar Nord Bank AS	3,792	73,026
Investments	Shares	Value
Sydbank AS	2,055	$108,979
Topdanmark AS	1,769	93,507
Tryg AS	10,147	221,950
Total Denmark		4,843,882
Egypt – 0.0%
Energean PLC	8,810	109,808
Finland – 1.5%
Aktia Bank OYJ	3,601	35,738
Citycon OYJ(b)	7,513	31,806
Elisa OYJ	4,502	206,704
Huhtamaki OYJ	1,385	55,605
Kemira OYJ	3,783	92,279
Kesko OYJ, Class A(b)	2,850	51,499
Kesko OYJ, Class B	7,118	125,035
Kone OYJ, Class B	7,151	353,238
Konecranes OYJ	2,065	117,187
Metsa Board OYJ, Class B(b)	8,124	63,821
Metso OYJ	10,508	111,313
Nokia OYJ	61,888	236,030
Nordea Bank Abp	138,901	1,653,927
Orion OYJ, Class B	1,604	68,523
Outokumpu OYJ(b)	14,304	51,663
Sampo OYJ, Class A	7,830	336,511
TietoEVRY OYJ(b)	4,615	89,228
UPM-Kymmene OYJ	9,208	321,916
Valmet OYJ(b)	3,787	108,327
Wartsila OYJ Abp	6,046	116,636
Total Finland		4,226,986
France – 11.6%
Accor SA	2,940	120,681
Aeroports de Paris SA	1,315	160,102
Air Liquide SA	5,231	904,188
Airbus SE	3,984	547,651
Alten SA	502	55,147
Amundi SA(c)	6,007	387,890
Antin Infrastructure Partners SA	4,870	58,979
Arkema SA	1,062	92,365
AXA SA	66,039	2,163,663
BioMerieux	397	37,762
BNP Paribas SA	29,895	1,907,340
Bollore SE	18,449	108,355
Bouygues SA	7,544	242,316
Bureau Veritas SA(b)	7,743	214,601
Capgemini SE	1,322	263,110
Carrefour SA(b)	7,947	112,427
Cie de Saint-Gobain SA	7,442	579,215
Cie Generale des Etablissements Michelin SCA	17,076	660,857
Coface SA(b)	10,214	142,419
Credit Agricole SA	92,593	1,264,274
Danone SA	12,696	776,684

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Dassault Aviation SA	525	$95,429
Dassault Systemes SE	2,347	88,794
Edenred SE	1,694	71,551
Eiffage SA	2,322	213,423
Elis SA	4,041	87,572
Eramet SA	877	88,494
EssilorLuxottica SA	2,965	639,361
Eurazeo SE	1,281	102,076
Gaztransport & Technigaz SA(b)	602	78,649
Gecina SA	1,541	141,952
Getlink SE	10,396	172,143
Hermes International SCA	426	977,051
Imerys SA	2,265	81,516
Interparfums SA	1,543	63,172
Ipsen SA	547	67,125
IPSOS SA	656	41,411
Kering SA	1,615	585,902
Klepierre SA	7,944	212,679
L’Oreal SA	4,181	1,837,429
La Francaise des Jeux SAEM(c)	5,008	170,681
Legrand SA	3,297	327,349
LVMH Moet Hennessy Louis Vuitton SE	3,193	2,442,010
Metropole Television SA	5,016	63,113
Nexans SA	727	80,176
Orange SA	57,131	572,747
Pernod Ricard SA	2,038	276,742
Publicis Groupe SA(b)	5,492	584,956
Remy Cointreau SA	271	22,626
Rexel SA	10,794	279,494
Rubis SCA(b)	5,167	145,421
Safran SA	2,066	437,090
Sanofi SA	18,719	1,804,385
Schneider Electric SE	6,680	1,605,829
SCOR SE	3,161	80,155
SEB SA	597	61,168
Societe BIC SA	680	40,083
Societe Generale SA	22,718	533,709
Sodexo SA	1,281	115,325
Sopra Steria Group	363	70,456
SPIE SA	3,800	137,574
Teleperformance SE	849	89,481
Thales SA	1,671	267,739
TotalEnergies SE	61,319	4,096,245
Valeo SE	2,114	22,516
Veolia Environnement SA	16,822	503,369
Verallia SA(c)	3,146	114,234
Vicat SACA	1,116	40,128
Vinci SA	11,533	1,216,026
Vivendi SE	11,350	118,676
Wendel SE	597	52,850
Total France		32,818,108
Investments	Shares	Value
Georgia – 0.0%
Bank of Georgia Group PLC	1,974	$100,687
Germany – 8.7%
Allianz SE, Registered Shares	10,126	2,816,236
Bayer AG, Registered Shares	19,065	539,020
Bayerische Motoren Werke AG	28,898	2,737,256
Bechtle AG	1,148	54,062
Beiersdorf AG	763	111,663
Brenntag SE	1,709	115,319
Carl Zeiss Meditec AG, Bearer Shares	473	33,280
Commerzbank AG	8,744	132,933
Continental AG	2,107	119,458
CTS Eventim AG & Co. KGaA	1,205	100,605
Daimler Truck Holding AG	13,188	525,370
Dermapharm Holding SE	1,211	46,724
Deutsche Bank AG, Registered Shares	20,158	322,078
Deutsche Boerse AG	1,322	270,761
Deutsche Post AG, Registered Shares	22,199	899,092
Deutsche Telekom AG, Registered Shares	87,822	2,210,014
DWS Group GmbH & Co. KGaA(c)	5,400	191,796
E.ON SE	64,540	847,688
Evonik Industries AG	11,871	242,368
Fielmann Group AG	1,295	59,542
Freenet AG	4,474	118,916
Fresenius Medical Care AG	3,818	146,328
GEA Group AG	1,782	74,294
Hannover Rueck SE	1,787	453,332
Heidelberg Materials AG	3,854	399,918
Henkel AG & Co. KGaA	3,025	238,128
HochTief AG	1,812	206,242
Hugo Boss AG	1,098	49,154
Infineon Technologies AG	5,967	219,385
K & S AG, Registered Shares	4,725	63,680
Kloeckner & Co. SE	5,554	32,858
Knorr-Bremse AG	1,899	145,114
Lanxess AG	2,306	56,794
Mercedes-Benz Group AG	34,212	2,367,571
Merck KGaA	678	112,449
MTU Aero Engines AG	359	91,880
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,119	1,060,575
Puma SE	878	40,341
Rheinmetall AG	264	134,596
RWE AG	6,483	221,994
SAP SE	7,065	1,435,030
Siemens AG, Registered Shares	14,290	2,660,576
Siemens Healthineers AG(c)	8,559	493,513
Siltronic AG	490	38,021
Sixt SE	839	59,572
Stroeer SE & Co. KGaA	1,545	99,103
Suedzucker AG	4,076	59,411

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Symrise AG	453	$55,493
Talanx AG	4,601	367,615
thyssenkrupp AG	7,702	33,332
Traton SE	6,841	223,988
United Internet AG, Registered Shares	2,369	51,084
Vonovia SE	11,784	335,313
Wacker Neuson SE	5,369	88,730
Total Germany		24,609,595
Hong Kong – 1.5%
AIA Group Ltd.	78,200	530,855
Bank of East Asia Ltd.	82,349	104,632
CLP Holdings Ltd.	50,000	404,104
Dah Sing Banking Group Ltd.	110,000	91,721
Hang Lung Group Ltd.	50,000	54,436
Hang Seng Bank Ltd.	34,500	443,656
Hong Kong & China Gas Co. Ltd.	426,816	324,729
Hong Kong Exchanges & Clearing Ltd.	12,359	396,063
Link REIT	59,731	232,195
MTR Corp. Ltd.	72,143	227,774
Power Assets Holdings Ltd.	59,000	319,280
Sun Hung Kai Properties Ltd.	55,000	475,863
Swire Pacific Ltd., Class A	19,500	172,337
Swire Pacific Ltd., Class B	115,000	154,366
Swire Properties Ltd.	90,600	144,358
Techtronic Industries Co. Ltd.	15,500	177,088
Total Hong Kong		4,253,457
Ireland – 0.5%
AIB Group PLC	18,927	100,127
Bank of Ireland Group PLC	10,698	111,996
CRH PLC	9,332	695,526
Glanbia PLC	4,163	81,203
Kerry Group PLC, Class A	628	50,917
Kingspan Group PLC	733	62,454
Smurfit Kappa Group PLC	4,116	183,511
Total Ireland		1,285,734
Israel – 0.8%
Amot Investments Ltd.	25,625	102,712
Ashtrom Group Ltd.*	2,553	29,209
Azrieli Group Ltd.	1,598	93,321
Bank Hapoalim BM	31,917	285,094
Bank Leumi Le-Israel BM	25,476	210,316
Bezeq The Israeli Telecommunication Corp. Ltd.	48,899	54,984
Delek Group Ltd.	842	88,256
FIBI Holdings Ltd.	2,100	84,731
First International Bank of Israel Ltd.	3,969	151,819
Gav-Yam Lands Corp. Ltd.	9,513	63,509
Harel Insurance Investments & Financial Services Ltd.	5,531	44,002
ICL Group Ltd.	52,146	223,135
Israel Discount Bank Ltd., Class A	28,267	143,241
Investments	Shares	Value
Matrix IT Ltd.	2,598	$47,592
Mega Or Holdings Ltd.	4,271	103,748
Mivne Real Estate KD Ltd.	14,929	34,913
Mizrahi Tefahot Bank Ltd.	4,945	171,694
Newmed Energy LP	22,170	52,736
Phoenix Holdings Ltd.	6,439	58,439
Plus500 Ltd.	1,771	50,730
Total Israel		2,094,181
Italy – 4.4%
A2A SpA	87,612	174,604
ACEA SpA	5,657	91,610
Anima Holding SpA(c)	9,157	45,733
Assicurazioni Generali SpA	46,565	1,162,312
Azimut Holding SpA	4,494	106,058
Banca Generali SpA	3,099	124,418
Banca Mediolanum SpA	24,963	275,835
Banca Popolare di Sondrio SpA(b)	15,541	111,263
Banco BPM SpA	41,223	265,703
BPER Banca SpA	20,518	103,816
Brembo NV(b)	6,357	69,862
Buzzi SpA	2,023	81,479
Credito Emiliano SpA	12,326	122,857
Davide Campari-Milano NV(b)	4,602	43,522
De’ Longhi SpA	2,129	66,627
DiaSorin SpA	279	27,827
Enav SpA(c)	23,833	95,173
Enel SpA	348,070	2,422,549
Eni SpA	66,178	1,018,076
ERG SpA	2,768	69,537
Ferrari NV	673	274,594
FinecoBank Banca Fineco SpA	10,363	154,603
Hera SpA(b)	26,874	91,994
Infrastrutture Wireless Italiane SpA(c)	12,823	133,995
Intesa Sanpaolo SpA	420,804	1,565,410
Iren SpA	29,951	62,242
Italgas SpA	30,208	148,992
Leonardo SpA	4,904	113,947
Mediobanca Banca di Credito Finanziario SpA	23,674	347,351
Moncler SpA	2,480	151,662
Piaggio & C SpA	15,067	44,827
Poste Italiane SpA(c)	45,902	585,180
PRADA SpA	19,800	148,106
Prysmian SpA	2,864	177,478
Recordati Industria Chimica & Farmaceutica SpA	2,432	126,937
Saras SpA	42,438	73,637
Snam SpA(b)	74,903	331,626
Technogym SpA(c)	9,484	97,782
Terna – Rete Elettrica Nazionale(b)	21,541	166,639
UniCredit SpA	27,254	1,010,794
Unieuro SpA(b)(c)	1,642	14,149
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Unipol Gruppo SpA	17,373	$172,789
Zignago Vetro SpA	4,300	54,381
Total Italy		12,527,976
Japan – 18.3%
ABC-Mart, Inc.	3,700	64,979
ADEKA Corp.	3,400	68,440
Advantest Corp.	2,500	99,854
Aeon Co. Ltd.(b)	3,500	74,826
Aeon Mall Co. Ltd.(b)	3,200	37,707
AGC, Inc.(b)	3,800	122,981
Aica Kogyo Co. Ltd.	2,200	47,840
Air Water, Inc.	3,000	40,573
Aisin Corp.	3,700	120,596
Ajinomoto Co., Inc.	2,900	101,697
Akita Bank Ltd.	3,000	49,739
Alfresa Holdings Corp.	3,600	49,303
Amada Co. Ltd.	11,700	129,248
Amano Corp.	3,300	85,218
ARE Holdings, Inc.	5,300	69,158
Asahi Group Holdings Ltd.	4,300	151,700
Asahi Kasei Corp.	22,192	142,166
Asics Corp.	5,600	85,674
Astellas Pharma, Inc.	22,300	220,421
Autobacs Seven Co. Ltd.	13,700	132,435
Azbil Corp.	1,200	33,428
Bandai Namco Holdings, Inc.	5,000	97,600
BayCurrent Consulting, Inc.	1,000	20,142
Bridgestone Corp.(b)	13,900	546,287
Canon Marketing Japan, Inc.(b)	3,000	83,439
Canon, Inc.(b)	18,800	508,860
Capcom Co. Ltd.	3,200	60,336
Casio Computer Co. Ltd.	4,100	30,624
Central Japan Railway Co.	3,000	64,771
Chiba Bank Ltd.	13,000	115,728
Chubu Electric Power Co., Inc.	13,600	160,721
Chugai Pharmaceutical Co. Ltd.	11,800	419,301
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	66,456
COMSYS Holdings Corp.	3,300	63,411
Concordia Financial Group Ltd.	16,700	98,232
Cosmo Energy Holdings Co. Ltd.	1,700	85,602
Dai-ichi Life Holdings, Inc.	10,100	269,861
Daicel Corp.	6,100	58,493
Daifuku Co. Ltd.	2,100	39,295
Daiichi Sankyo Co. Ltd.	6,600	226,647
Daikin Industries Ltd.	1,400	194,691
Daito Trust Construction Co. Ltd.	800	82,482
Daiwa House Industry Co. Ltd.	12,000	304,140
Daiwa Securities Group, Inc.	19,800	151,029
Denka Co. Ltd.	1,600	21,519
Denso Corp.	38,700	600,974
Dentsu Group, Inc.(b)	4,600	115,901
Investments	Shares	Value
DIC Corp.(b)	3,100	$58,797
Disco Corp.	600	227,676
DMG Mori Co. Ltd.(b)	3,300	85,690
Earth Corp.(b)	1,300	39,034
East Japan Railway Co.	5,700	94,415
Ebara Corp.	9,000	142,307
Ehime Bank Ltd.	5,300	43,294
Electric Power Development Co. Ltd.	5,500	85,837
ENEOS Holdings, Inc.	49,300	253,334
Exedy Corp.	6,400	117,290
EXEO Group, Inc.	7,600	75,570
FANUC Corp.	9,500	260,385
Fast Retailing Co. Ltd.	1,000	252,145
FIDEA Holdings Co. Ltd.	5,700	58,715
Fuji Electric Co. Ltd.	1,200	68,273
FUJIFILM Holdings Corp.	8,400	196,449
Fujikura Ltd.	5,900	116,489
Fujimi, Inc.	900	16,981
Fujitsu Ltd.	11,300	176,813
Fukuoka Financial Group, Inc.	3,200	85,540
Gunma Bank Ltd.	13,600	86,828
Hachijuni Bank Ltd.	10,000	65,243
Hakuhodo DY Holdings, Inc.(b)	4,100	29,948
Hamamatsu Photonics KK	900	24,103
Hankyu Hanshin Holdings, Inc.	1,800	47,825
Haseko Corp.	4,700	51,950
Hazama Ando Corp.	5,700	41,317
Heiwa Corp.	4,200	54,099
Hirogin Holdings, Inc.	15,700	121,317
Hirose Electric Co. Ltd.	500	55,234
Hitachi Construction Machinery Co. Ltd.	2,800	74,987
Hitachi Ltd.	45,000	1,007,367
Hokkaido Gas Co. Ltd.	2,900	62,107
Honda Motor Co. Ltd.	59,600	637,275
Horiba Ltd.(b)	700	56,484
Hoshizaki Corp.	1,400	44,404
Hoya Corp.	1,200	139,537
Hulic Co. Ltd.(b)	14,000	123,977
Hyakujushi Bank Ltd.	1,500	31,705
Idemitsu Kosan Co. Ltd.	20,700	134,024
IHI Corp.(b)	3,700	110,522
Iida Group Holdings Co. Ltd.	5,400	71,084
Inaba Denki Sangyo Co. Ltd.	6,300	153,525
INFRONEER Holdings, Inc.	10,300	83,528
Inpex Corp.(b)	20,000	294,293
Internet Initiative Japan, Inc.	1,600	23,568
Isuzu Motors Ltd.	15,200	201,363
ITOCHU Corp.(b)	17,000	830,026
Itoham Yonekyu Holdings, Inc.	3,760	100,393
Izumi Co. Ltd.	1,900	37,998
Japan Airlines Co. Ltd.	4,400	69,436

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Japan Exchange Group, Inc.	3,900	$90,966
Japan Post Holdings Co. Ltd.	68,400	678,217
Japan Post Insurance Co. Ltd.	4,900	95,070
Japan Tobacco, Inc.(b)	59,400	1,605,565
JFE Holdings, Inc.	10,300	148,263
JTEKT Corp.	7,100	49,412
K’s Holdings Corp.	5,700	53,595
Kaga Electronics Co. Ltd.	1,100	39,457
Kajima Corp.	6,900	119,311
Kakaku.com, Inc.	4,600	60,295
Kamigumi Co. Ltd.	3,300	67,965
Kansai Electric Power Co., Inc.	9,697	162,883
Kao Corp.(b)	4,600	186,562
Kawasaki Heavy Industries Ltd.	2,100	79,765
KDDI Corp.	26,400	698,157
Keyence Corp.	530	232,447
Ki-Star Real Estate Co. Ltd.	500	10,926
Kikkoman Corp.	4,000	46,338
Kintetsu Group Holdings Co. Ltd.	2,000	43,541
Kirin Holdings Co. Ltd.(b)	11,200	144,334
Kobayashi Pharmaceutical Co. Ltd.(b)	500	16,235
Kobe Steel Ltd.	11,200	139,008
Koei Tecmo Holdings Co. Ltd.(b)	6,300	54,399
Kokuyo Co. Ltd.	4,800	80,477
Komatsu Ltd.	23,000	667,866
Konami Group Corp.	1,000	71,988
Kubota Corp.(b)	11,100	155,259
Kuraray Co. Ltd.(b)	4,900	56,338
Kurita Water Industries Ltd.	1,000	42,391
KYB Corp.	1,800	60,649
Kyowa Kirin Co. Ltd.	5,900	100,772
Kyushu Railway Co.(b)	2,800	60,661
LIKE, Inc.	2,100	19,909
Lintec Corp.	4,400	93,410
M3, Inc.	3,000	28,599
Macnica Holdings, Inc.	1,000	41,962
Marubeni Corp.	35,200	651,110
Marui Group Co. Ltd.	2,600	36,674
Matsui Securities Co. Ltd.	5,300	27,676
Max Co. Ltd.	2,400	57,367
Mazda Motor Corp.	11,600	112,207
Mebuki Financial Group, Inc.	9,000	35,047
Medipal Holdings Corp.	3,100	47,176
MEIJI Holdings Co. Ltd.	2,300	49,600
MEITEC Group Holdings, Inc.	3,300	66,837
Minebea Mitsumi, Inc.	3,400	69,644
MISUMI Group, Inc.	1,200	20,518
Mitsubishi Chemical Group Corp.	33,600	186,548
Mitsubishi Corp.	66,400	1,299,436
Mitsubishi Electric Corp.	22,000	351,144
Mitsubishi Estate Co. Ltd.	10,700	167,624
Mitsubishi Gas Chemical Co., Inc.	3,200	61,032
Investments	Shares	Value
Mitsubishi Heavy Industries Ltd.(b)	21,700	$232,433
Mitsubishi Logistics Corp.	2,300	75,494
Mitsubishi Shokuhin Co. Ltd.	1,500	50,914
Mitsubishi UFJ Financial Group, Inc.	187,800	2,018,564
Mitsuboshi Belting Ltd.	2,200	61,886
Mitsui Chemicals, Inc.	2,800	77,285
Mitsui Fudosan Co. Ltd.	22,300	203,578
Miura Co. Ltd.	2,500	50,619
Miyazaki Bank Ltd.	2,200	48,552
Mizuho Financial Group, Inc.	47,150	984,270
Mizuho Medy Co. Ltd.(b)	3,400	34,283
MS&AD Insurance Group Holdings, Inc.	23,800	528,938
Murata Manufacturing Co. Ltd.	14,300	295,316
Nabtesco Corp.	2,500	42,397
Nagase & Co. Ltd.	3,000	58,728
NEC Corp.(b)	1,800	148,210
NGK Insulators Ltd.	4,400	56,347
NH Foods Ltd.	1,300	38,872
NHK Spring Co. Ltd.	9,500	94,699
Nichias Corp.	5,100	149,646
Nikkon Holdings Co. Ltd.	4,800	108,586
Nikon Corp.(b)	4,500	45,487
Nintendo Co. Ltd.	13,200	702,096
Nippn Corp.	7,000	101,610
Nippon Carbon Co. Ltd.	2,000	64,404
Nippon Electric Glass Co. Ltd.(b)	3,700	84,162
Nippon Express Holdings, Inc.(b)	1,900	87,582
Nippon Gas Co. Ltd.	2,800	42,080
Nippon Kayaku Co. Ltd.	6,700	51,127
Nippon Paint Holdings Co. Ltd.	12,200	79,483
Nippon Sanso Holdings Corp.	2,300	68,045
Nippon Shinyaku Co. Ltd.	1,100	22,258
Nippon Shokubai Co. Ltd.	4,400	43,943
Nippon Steel Corp.(b)	29,000	613,136
Nippon Telegraph & Telephone Corp.	846,100	798,446
Nishimatsu Construction Co. Ltd.	1,400	39,260
Nissan Chemical Corp.	1,400	44,360
Nissan Motor Co. Ltd.	30,800	104,524
Nisshin Seifun Group, Inc.	3,900	44,841
Nisshinbo Holdings, Inc.(b)	6,500	43,418
Nissin Foods Holdings Co. Ltd.	2,400	60,903
Niterra Co. Ltd.	5,600	162,576
Nitto Denko Corp.	2,100	165,927
Noevir Holdings Co. Ltd.	4,100	143,752
NOF Corp.	4,500	61,460
Nomura Holdings, Inc.	42,000	240,731
Nomura Real Estate Holdings, Inc.	3,300	82,695
Nomura Research Institute Ltd.	3,200	89,937
NSD Co. Ltd.	3,000	57,534
NSK Ltd.	13,000	63,174
Obayashi Corp.	9,100	108,164
Obic Co. Ltd.	500	64,466

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Oji Holdings Corp.	9,300	$36,700
Okinawa Cellular Telephone Co.	5,400	131,761
OKUMA Corp.	1,100	49,564
Okumura Corp.	1,600	49,932
Olympus Corp.	4,300	69,328
Omron Corp.	1,600	54,994
Ono Pharmaceutical Co. Ltd.	4,500	61,446
Open House Group Co. Ltd.	1,300	39,826
Oracle Corp.	1,300	89,705
Oriental Land Co. Ltd.	1,700	47,367
Osaka Gas Co. Ltd.	3,600	79,291
OSG Corp.	5,500	66,964
Otsuka Corp.	4,000	76,862
Otsuka Holdings Co. Ltd.	4,600	193,597
Panasonic Holdings Corp.	19,900	162,926
Persol Holdings Co. Ltd.	48,100	66,591
Pigeon Corp.(b)	4,600	41,593
Pola Orbis Holdings, Inc.(b)	6,100	49,582
Prima Meat Packers Ltd.	3,600	53,308
Recruit Holdings Co. Ltd.	3,100	165,869
Resona Holdings, Inc.(b)	22,400	148,233
Resonac Holdings Corp.(b)	2,200	48,169
Ricoh Co. Ltd.	6,000	51,305
Rohm Co. Ltd.	6,200	82,867
Ryohin Keikaku Co. Ltd.	2,200	36,571
Sangetsu Corp.	2,700	50,035
Sanki Engineering Co. Ltd.	5,400	71,470
Sankyo Co. Ltd.	10,900	118,310
Sanshin Electronics Co. Ltd.	2,300	31,513
Santen Pharmaceutical Co. Ltd.	7,000	71,540
Sanwa Holdings Corp.	5,200	95,088
SBI Holdings, Inc.	5,400	136,527
SCREEN Holdings Co. Ltd.	1,400	126,197
Scroll Corp.	3,800	25,655
SCSK Corp.	4,400	87,885
Secom Co. Ltd.	1,500	88,558
Sega Sammy Holdings, Inc.	5,300	78,696
Seiko Epson Corp.	7,000	108,747
Sekisui Chemical Co. Ltd.	9,400	130,078
Sekisui House Ltd.	11,100	245,862
Senshu Ikeda Holdings, Inc.	18,800	46,749
Seven & i Holdings Co. Ltd.	18,000	219,321
Seven Bank Ltd.	33,200	55,519
SG Holdings Co. Ltd.	5,700	52,532
Shimadzu Corp.(b)	2,100	52,546
Shimano, Inc.	400	61,780
Shin-Etsu Chemical Co. Ltd.	24,200	938,453
Shionogi & Co. Ltd.	4,300	167,792
Shiseido Co. Ltd.	2,500	71,304
SKY Perfect JSAT Holdings, Inc.	11,100	59,896
SMC Corp.	300	142,372
SoftBank Corp.	89,400	1,091,796
Investments	Shares	Value
Sojitz Corp.	4,980	$121,017
Sompo Holdings, Inc.	16,000	341,664
Sony Group Corp.	3,000	254,383
Starts Corp., Inc.	2,400	50,653
Subaru Corp.	12,800	271,342
SUMCO Corp.(b)	5,300	76,291
Sumitomo Bakelite Co. Ltd.	1,800	52,615
Sumitomo Corp.	25,600	639,284
Sumitomo Electric Industries Ltd.	10,200	158,681
Sumitomo Forestry Co. Ltd.	2,800	89,069
Sumitomo Heavy Industries Ltd.	1,700	44,186
Sumitomo Mitsui Financial Group, Inc.(b)	16,100	1,073,433
Sumitomo Mitsui Trust Holdings, Inc.	12,500	285,186
Sumitomo Realty & Development Co. Ltd.	3,000	88,046
Sumitomo Rubber Industries Ltd.(b)	2,900	28,890
Sundrug Co. Ltd.	1,700	42,843
Suzuki Motor Corp.	13,300	153,042
Sysmex Corp.(b)	3,300	53,154
T&D Holdings, Inc.	5,400	94,280
Taiheiyo Cement Corp.	1,800	45,185
Taisei Corp.	2,000	73,990
Taiyo Yuden Co. Ltd.	1,300	33,021
Takara Holdings, Inc.	9,500	64,432
Takeda Pharmaceutical Co. Ltd.	24,200	627,641
Tama Home Co. Ltd.(b)	2,600	63,279
TDK Corp.	3,000	183,980
Teijin Ltd.	3,200	26,587
Terumo Corp.	6,300	103,903
THK Co. Ltd.	2,000	35,727
TIS, Inc.	2,000	38,767
Tobu Railway Co. Ltd.	2,000	33,675
Toho Co. Ltd.	1,000	29,243
Toho Gas Co. Ltd.	2,200	53,379
TOKAI Holdings Corp.	9,300	56,889
Tokai Tokyo Financial Holdings, Inc.	17,600	62,912
Tokio Marine Holdings, Inc.	23,500	877,269
Tokyo Electron Device Ltd.(b)	1,800	47,893
Tokyo Electron Ltd.	3,500	759,356
Tokyo Gas Co. Ltd.	5,100	109,539
Tokyo Ohka Kogyo Co. Ltd.	2,100	56,945
Tokyo Seimitsu Co. Ltd.	800	61,146
Tokyo Tatemono Co. Ltd.(b)	4,100	64,714
Tokyu Fudosan Holdings Corp.	13,600	90,760
Toray Industries, Inc.	15,200	71,956
Tosoh Corp.	5,500	71,733
Toyo Seikan Group Holdings Ltd.	3,900	61,218
Toyo Tire Corp.(b)	4,000	63,869
Toyota Boshoku Corp.	3,200	42,382
Toyota Motor Corp.	140,170	2,866,836
Toyota Tsusho Corp.	16,500	321,261
Transcosmos, Inc.	2,000	43,081
Trend Micro, Inc.	1,300	52,781

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Tsubakimoto Chain Co.	3,900	$151,044
UBE Corp.	2,800	49,304
Unicharm Corp.	2,000	64,242
USS Co. Ltd.	11,500	96,763
West Japan Railway Co.	4,500	83,784
Yakult Honsha Co. Ltd.(b)	2,000	35,764
YAMABIKO Corp.	5,500	78,024
Yamada Holdings Co. Ltd.	16,100	43,238
Yamaha Motor Co. Ltd.(b)	19,100	176,799
Yamanashi Chuo Bank Ltd.	3,400	44,429
Yamato Holdings Co. Ltd.	2,900	31,883
Yaskawa Electric Corp.	1,900	68,235
Yokogawa Electric Corp.	2,900	70,129
Yokohama Rubber Co. Ltd.	2,300	50,859
Yokorei Co. Ltd.	4,100	26,737
ZOZO, Inc.	3,700	92,650
Total Japan		51,676,720
Jersey – 0.0%
Ithaca Energy PLC	71,457	112,369
Jordan – 0.0%
Hikma Pharmaceuticals PLC	3,907	93,393
Netherlands – 2.7%
Aalberts NV	2,050	83,314
Aegon Ltd.	37,384	231,103
Akzo Nobel NV	2,040	124,142
Arcadis NV	1,025	64,979
ASM International NV	157	119,771
ASML Holding NV	1,463	1,511,838
BE Semiconductor Industries NV	1,386	231,952
CTP NV(c)	6,776	115,614
Euronext NV(c)	1,278	118,479
Ferrovial SE(b)	6,326	245,839
Heineken Holding NV	2,999	236,724
Heineken NV(b)	4,588	444,022
IMCD NV	681	94,371
ING Groep NV(b)	112,088	1,917,521
JDE Peet’s NV(b)	4,401	87,732
Koninklijke Ahold Delhaize NV	19,763	584,384
Koninklijke KPN NV	89,296	342,617
Koninklijke Vopak NV	2,773	115,193
Randstad NV	3,972	180,199
SBM Offshore NV	7,227	110,761
Signify NV(c)	2,697	67,349
Universal Music Group NV(b)	13,981	416,259
Wolters Kluwer NV	1,816	301,287
Total Netherlands		7,745,450
Norway – 1.9%
ABG Sundal Collier Holding ASA	149,913	86,590
Aker ASA, Class A	1,922	111,015
Aker BP ASA	17,395	444,698
Austevoll Seafood ASA	9,114	70,875
Investments	Shares	Value
Bouvet ASA	11,656	$68,967
DNB Bank ASA	50,637	997,284
DNO ASA	55,091	57,639
Equinor ASA	35,068	1,001,072
Europris ASA(c)	3,746	25,472
Gjensidige Forsikring ASA	9,068	162,496
Hoegh Autoliners ASA	11,847	139,972
Kongsberg Gruppen ASA	2,627	214,650
Leroy Seafood Group ASA	19,726	80,145
Mowi ASA	7,679	128,158
MPC Container Ships ASA	35,000	73,994
Orkla ASA	17,852	145,448
Protector Forsikring ASA	3,303	79,570
Rana Gruber ASA	8,013	57,873
SpareBank 1 SMN	8,526	121,009
SpareBank 1 SR-Bank ASA	8,202	100,604
Sparebanken Vest	6,458	76,119
Storebrand ASA	7,573	77,526
Telenor ASA	41,041	469,095
TGS ASA	2,498	30,077
Var Energi ASA	94,634	335,252
Wallenius Wilhelmsen ASA	23,596	241,334
Total Norway		5,396,934
Portugal – 0.4%
EDP – Energias de Portugal SA	68,578	257,171
Galp Energia SGPS SA	10,896	230,286
Jeronimo Martins SGPS SA	5,660	110,707
Navigator Co. SA	43,900	182,836
NOS SGPS SA	35,274	124,945
REN – Redes Energeticas Nacionais SGPS SA(b)	23,643	58,027
Semapa-Sociedade de Investimento & Gestao	6,019	92,763
Sonae SGPS SA	82,588	77,450
Total Portugal		1,134,185
Singapore – 2.5%
CapitaLand Investment Ltd.	82,100	161,141
City Developments Ltd.	14,600	55,588
ComfortDelGro Corp. Ltd.	61,500	60,808
DBS Group Holdings Ltd.	71,469	1,887,383
Genting Singapore Ltd.	206,500	131,800
Hour Glass Ltd.	21,700	24,978
Keppel Infrastructure Trust	293,335	101,728
Keppel Ltd.	52,600	251,114
Netlink NBN Trust(a)	126,400	77,412
Oversea-Chinese Banking Corp. Ltd.	133,901	1,425,708
Propnex Ltd.(a)	68,400	42,143
Raffles Medical Group Ltd.	52,800	38,765
Sembcorp Industries Ltd.	23,400	83,050
Sheng Siong Group Ltd.	67,700	74,431
Singapore Airlines Ltd.(b)	101,400	516,259
Singapore Exchange Ltd.	18,400	128,708
Singapore Technologies Engineering Ltd.	39,958	127,665
See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Singapore Telecommunications Ltd.	360,600	$731,710
StarHub Ltd.	40,900	36,517
United Overseas Bank Ltd.	46,828	1,082,547
UOL Group Ltd.	9,900	37,986
Venture Corp. Ltd.	8,300	87,088
Total Singapore		7,164,529
Spain – 5.1%
Acciona SA(b)	914	108,048
Acerinox SA	7,343	76,259
ACS Actividades de Construccion y Servicios SA(b)	6,344	273,871
Aena SME SA(c)	2,854	575,050
Amadeus IT Group SA	3,697	246,215
Atresmedia Corp. de Medios de Comunicacion SA	22,927	108,731
Banco Bilbao Vizcaya Argentaria SA	179,257	1,796,695
Banco de Sabadell SA	61,122	117,946
Banco Santander SA	158,861	737,308
Bankinter SA(b)	19,287	157,636
CaixaBank SA	147,048	779,011
Cia de Distribucion Integral Logista Holdings SA	5,681	160,861
CIE Automotive SA	1,834	51,007
Corp. ACCIONA Energias Renovables SA(b)	2,624	54,080
Enagas SA(b)	11,093	165,137
Endesa SA(b)	50,373	946,667
Faes Farma SA	16,147	62,387
Fluidra SA(b)	4,712	98,426
Fomento de Construcciones y Contratas SA(b)	7,968	118,702
Gestamp Automocion SA(c)	14,926	44,472
Grupo Catalana Occidente SA	3,034	122,914
Iberdrola SA	153,096	1,987,838
Industria de Diseno Textil SA	59,193	2,941,084
Inmobiliaria Colonial Socimi SA(b)	14,460	84,151
Mapfre SA(b)	69,067	159,445
Merlin Properties Socimi SA	19,054	212,380
Naturgy Energy Group SA(b)	26,888	580,955
Prosegur Cash SA(b)(c)	94,054	52,619
Redeia Corp. SA(b)	10,606	185,509
Repsol SA	22,823	360,426
Sacyr SA	20,253	71,500
Telefonica SA	164,857	699,675
Unicaja Banco SA(c)	50,477	68,922
Viscofan SA(b)	1,237	81,534
Total Spain		14,287,461
Sweden – 2.5%
AAK AB	2,791	81,857
AFRY AB	4,124	73,989
Alfa Laval AB	2,818	123,495
Assa Abloy AB, Class B	6,962	196,957
Atlas Copco AB, Class A	20,063	377,382
Atlas Copco AB, Class B	11,295	182,540
Atrium Ljungberg AB, Class B	2,464	47,813
Avanza Bank Holding AB(b)	2,815	68,447
Investments	Shares	Value
Axfood AB	3,196	$84,018
Billerud Aktiebolag	4,692	43,463
Clas Ohlson AB, Class B	1,661	27,604
Dometic Group AB(c)	4,445	28,248
Elekta AB, Class B	6,347	39,676
Epiroc AB, Class A	9,672	193,162
Essity AB, Class B	6,550	167,860
Evolution AB(c)	1,774	184,935
FastPartner AB, Class A	8,039	53,516
H & M Hennes & Mauritz AB, Class B(b)	23,095	365,609
Hexpol AB	6,638	73,963
Holmen AB, Class B(b)	1,022	40,262
Hufvudstaden AB, Class A(b)	2,336	27,683
Husqvarna AB, Class B	11,794	94,595
Indutrade AB	2,606	66,834
Investment AB Latour, Class B	5,203	140,611
L E Lundbergforetagen AB, Class B	543	26,868
Lifco AB, Class B	4,603	126,482
Loomis AB	1,380	35,965
Nibe Industrier AB, Class B(b)	9,947	42,211
Nordic Paper Holding AB	6,891	31,689
Nordnet AB publ(b)	4,628	96,754
Peab AB, Class B	15,542	97,814
Saab AB, Class B	2,805	67,541
Sagax AB, Class B	2,733	69,988
Sandvik AB	9,756	195,669
Securitas AB, Class B	7,943	78,904
Skandinaviska Enskilda Banken AB, Class A	53,478	790,288
Skandinaviska Enskilda Banken AB, Class C	3,831	57,735
Skanska AB, Class B	6,893	124,189
SKF AB, Class B	5,941	119,379
Svenska Cellulosa AB SCA, Class B	4,236	62,619
Svenska Handelsbanken AB, Class A	38,363	365,691
Sweco AB, Class B	4,946	67,907
Swedbank AB, Class A	30,322	624,467
Thule Group AB(c)	1,540	40,426
Trelleborg AB, Class B(b)	2,527	98,406
Volvo AB, Class A	8,707	227,249
Volvo AB, Class B	25,870	662,250
Wihlborgs Fastigheter AB	8,006	74,011
Total Sweden		6,969,021
Switzerland – 9.7%
ABB Ltd., Registered Shares	28,076	1,559,708
Accelleron Industries AG	2,451	96,011
Adecco Group AG, Registered Shares	4,601	152,684
Alcon, Inc.	701	62,580
Allreal Holding AG, Registered Shares	61	10,440
Baloise Holding AG, Registered Shares	923	162,496
Banque Cantonale Vaudoise, Registered Shares	1,658	175,930
BKW AG	571	91,058
Cembra Money Bank AG	639	54,542

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Cie Financiere Richemont SA, Class A, Registered Shares	4,365	$681,272
Clariant AG, Registered Shares	2,807	44,170
Coca-Cola HBC AG	6,289	214,489
DKSH Holding AG	1,318	89,030
DSM-Firmenich AG	1,709	193,419
EFG International AG	7,451	109,617
Flughafen Zurich AG, Registered Shares	489	108,129
Galenica AG(c)	1,171	95,846
Geberit AG, Registered Shares	343	202,609
Georg Fischer AG, Registered Shares	1,652	110,764
Givaudan SA, Registered Shares	72	341,331
Helvetia Holding AG, Registered Shares	1,434	193,892
Holcim AG, Registered Shares	13,747	1,218,046
Julius Baer Group Ltd.	4,652	259,882
Kuehne & Nagel International AG, Registered Shares	3,708	1,066,267
Logitech International SA, Registered Shares	1,096	106,014
Mobilezone Holding AG, Registered Shares	2,855	43,337
Nestle SA, Registered Shares	40,276	4,110,967
Novartis AG, Registered Shares	44,512	4,763,765
OC Oerlikon Corp. AG, Registered Shares	15,979	86,208
Partners Group Holding AG	340	436,635
PSP Swiss Property AG, Registered Shares	724	92,897
Roche Holding AG	9,175	2,547,477
Roche Holding AG, Bearer Shares(b)	1,599	487,209
Schindler Holding AG, Participation Certificate	396	99,507
Schindler Holding AG, Registered Shares	308	76,777
SFS Group AG	685	91,018
SGS SA, Registered Shares	4,172	371,422
SIG Group AG	3,311	60,612
Sika AG, Registered Shares	858	245,579
Sonova Holding AG, Registered Shares	478	147,666
Stadler Rail AG(b)	1,146	32,584
STMicroelectronics NV	2,512	99,249
Straumann Holding AG, Registered Shares	634	78,527
Sulzer AG, Registered Shares	964	133,239
Swatch Group AG, Bearer Shares	263	53,867
Swatch Group AG, Registered Shares	1,116	45,579
Swiss Life Holding AG, Registered Shares	722	530,774
Swiss Prime Site AG, Registered Shares	1,130	107,140
Swiss Re AG	9,489	1,177,413
Swisscom AG, Registered Shares	1,052	591,794
UBS Group AG, Registered Shares	40,561	1,193,900
VAT Group AG(c)	306	173,466
Vontobel Holding AG, Registered Shares	1,005	60,170
Zurich Insurance Group AG	3,850	2,052,676
Total Switzerland		27,391,680
United Kingdom – 13.7%
4imprint Group PLC	1,063	78,743
Admiral Group PLC	4,353	143,894
Investments	Shares	Value
Airtel Africa PLC(c)	66,222	$100,537
Antofagasta PLC	13,961	372,375
Ashmore Group PLC	34,875	74,989
Ashtead Group PLC	2,611	174,336
Associated British Foods PLC	6,667	208,503
Assura PLC	64,686	32,986
AstraZeneca PLC	18,714	2,922,980
Auto Trader Group PLC(c)	8,373	84,801
BAE Systems PLC	45,588	760,687
Balfour Beatty PLC	14,335	66,177
Barclays PLC	307,833	812,896
Beazley PLC	8,281	74,114
Bellway PLC	3,542	113,548
Berkeley Group Holdings PLC	1,713	99,349
Big Yellow Group PLC	4,970	73,757
Bodycote PLC	10,205	87,979
BP PLC	261,878	1,573,101
Bridgepoint Group PLC(c)	11,740	32,709
British American Tobacco PLC	80,582	2,475,287
British Land Co. PLC	26,139	136,002
Britvic PLC	8,619	128,673
BT Group PLC(b)	245,231	435,080
Bunzl PLC	3,319	126,286
Burberry Group PLC	4,549	50,477
Centrica PLC	66,366	113,172
Clarkson PLC	1,604	83,943
Compass Group PLC	14,948	408,148
Computacenter PLC	1,506	54,675
ConvaTec Group PLC(c)	20,155	59,822
Cranswick PLC	1,573	88,386
DCC PLC	1,736	121,574
Derwent London PLC	2,404	68,679
Diageo PLC	20,967	659,826
Diploma PLC	1,865	97,791
Drax Group PLC	8,365	52,046
DS Smith PLC	51,588	274,544
Dunelm Group PLC	5,146	69,214
FDM Group Holdings PLC	7,861	40,841
Games Workshop Group PLC	877	118,289
Grainger PLC	14,424	44,398
Greggs PLC	1,869	65,491
H&T Group PLC	3,695	17,469
Haleon PLC	38,332	156,317
Halma PLC	1,535	52,507
Harbour Energy PLC	24,047	94,750
Hargreaves Lansdown PLC	10,238	146,502
Hays PLC	64,534	77,091
Howden Joinery Group PLC	15,905	176,627
HSBC Holdings PLC	594,792	5,142,082
Hunting PLC	5,227	27,322
IMI PLC	3,353	74,768

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Investments	Shares	Value
Imperial Brands PLC	28,369	$725,831
Inchcape PLC	9,605	90,334
Informa PLC	17,046	184,406
InterContinental Hotels Group PLC	2,277	239,652
Intertek Group PLC	1,676	101,567
Investec PLC	15,982	115,863
ITV PLC	114,669	116,687
J Sainsbury PLC	47,223	152,221
Johnson Matthey PLC	4,305	85,275
Land Securities Group PLC	18,495	144,836
Lloyds Banking Group PLC	1,406,802	973,462
London Stock Exchange Group PLC	2,265	269,139
LondonMetric Property PLC	42,343	103,519
Morgan Sindall Group PLC	2,508	80,369
National Grid PLC	124,311	1,386,931
NatWest Group PLC	269,443	1,061,999
Next PLC	2,142	244,668
PageGroup PLC	14,023	75,408
Pan African Resources PLC	120,935	39,824
Pearson PLC	6,775	84,855
Pennon Group PLC	6,800	49,297
Primary Health Properties PLC	40,712	47,218
Prudential PLC	19,802	179,828
PZ Cussons PLC	36,500	45,586
Reckitt Benckiser Group PLC	12,347	668,328
Redrow PLC	9,639	81,272
RELX PLC	18,896	869,227
Renishaw PLC	1,536	71,841
Rentokil Initial PLC	18,175	105,961
Rightmove PLC	7,133	48,420
Rotork PLC	16,639	70,840
RS Group PLC	5,692	50,439
Safestore Holdings PLC	4,717	45,883
Sage Group PLC	9,639	132,630
Savills PLC	4,731	66,622
Schroders PLC	25,753	118,433
Serco Group PLC	16,010	36,368
Serica Energy PLC	16,509	28,361
Severn Trent PLC	3,776	113,603
Shell PLC	84,517	3,027,786
Smith & Nephew PLC	10,778	133,602
Smiths Group PLC	4,576	98,626
Spectris PLC	1,748	61,428
Spirax Group PLC	389	41,699
SSE PLC	35,256	797,528
St. James’s Place PLC	14,077	97,248
Standard Chartered PLC	27,237	246,521
Tate & Lyle PLC	8,066	60,973
TBC Bank Group PLC	2,377	77,222
Tesco PLC	154,187	596,418
TORM PLC, Class A	3,456	135,097
Travis Perkins PLC	10,114	98,317
Investments	Shares	Value
Unilever PLC	50,050	$2,749,002
Unite Group PLC	8,137	91,751
United Utilities Group PLC	9,847	122,310
Vesuvius PLC	17,552	102,395
Victrex PLC	1,631	23,628
Virgin Money U.K. PLC	40,567	109,536
Vodafone Group PLC	1,035,703	913,320
Weir Group PLC	3,121	78,274
WH Smith PLC	5,013	71,734
Whitbread PLC	2,848	107,105
Zigup PLC	14,110	75,181
Total United Kingdom		38,650,244
United States – 1.5%
GSK PLC	85,193	1,647,156
Stellantis NV	128,115	2,536,066
Total United States		4,183,222
TOTAL COMMON STOCKS (Cost: $235,854,736)		279,868,448
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
United States – 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $11,235,565)	11,235,565	11,235,565
TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $247,090,301)		291,104,013
Other Assets less Liabilities – (3.0)%		(8,412,571)
NET ASSETS – 100.0%		$282,691,442

*  Non-income producing security.

(a)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)  Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,062,716 and the total market value of the collateral held by the Fund was $18,105,143. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,869,578.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2024	355,085	AUD	235,774	USD	$1,375	$—
Bank of America NA	7/3/2024	4,405,896	AUD	2,942,592	USD	—	(47)
Bank of America NA	7/3/2024	282,689	CHF	316,286	USD	—	(1,660)
Bank of America NA	7/3/2024	3,546,587	CHF	3,947,437	USD	—	(174)
Bank of America NA	7/3/2024	390,475	DKK	56,038	USD	82	—
Bank of America NA	7/3/2024	4,866,306	DKK	699,386	USD	16	—
Bank of America NA	7/3/2024	1,221,924	EUR	1,307,972	USD	1,686	—
Bank of America NA	7/3/2024	15,230,778	EUR	16,324,241	USD	98	—
Bank of America NA	7/3/2024	489,337	GBP	620,082	USD	—	(1,508)
Bank of America NA	7/3/2024	6,121,977	GBP	7,738,981	USD	—	(147)
Bank of America NA	7/3/2024	64,153	ILS	17,121	USD	—	(91)
Bank of America NA	7/3/2024	804,935	ILS	213,681	USD	—	(4)
Bank of America NA	7/3/2024	115,246,836	JPY	722,322	USD	—	(5,771)
Bank of America NA	7/3/2024	1,449,949,355	JPY	9,014,990	USD	113	—
Bank of America NA	7/3/2024	788,653	NOK	74,410	USD	—	(339)
Bank of America NA	7/3/2024	9,887,790	NOK	928,680	USD	—	(7)
Bank of America NA	7/3/2024	1,291,490	SEK	122,862	USD	—	(905)
Bank of America NA	7/3/2024	16,238,147	SEK	1,533,393	USD	—	(0)^
Bank of America NA	7/3/2024	80,452	SGD	59,390	USD	—	(24)
Bank of America NA	7/3/2024	1,004,458	SGD	741,219	USD	—	(23)
Bank of America NA	7/3/2024	2,757,012	USD	4,142,170	AUD	—	(9,400)
Bank of America NA	7/3/2024	3,698,485	USD	3,325,711	CHF	—	(2,949)
Bank of America NA	7/3/2024	655,278	USD	4,495,019	DKK	9,238	—
Bank of America NA	7/3/2024	15,294,722	USD	14,070,659	EUR	213,797	—
Bank of America NA	7/3/2024	7,250,908	USD	5,694,275	GBP	52,735	—
Bank of America NA	7/3/2024	200,204	USD	744,027	ILS	2,696	—
Bank of America NA	7/3/2024	8,446,443	USD	1,321,484,016	JPY	230,077	—
Bank of America NA	7/3/2024	870,111	USD	9,131,080	NOK	12,509	—
Bank of America NA	7/3/2024	1,436,687	USD	15,088,568	SEK	11,851	—
Bank of America NA	7/3/2024	694,473	USD	937,416	SGD	2,748	—
Bank of America NA	8/5/2024	122,820	USD	852,981	DKK	—	(6)
Bank of America NA	8/5/2024	2,625,723	USD	2,446,049	EUR	—	(29)
Bank of America NA	8/5/2024	1,103,166	USD	872,536	GBP	—	(36)
Bank of America NA	8/5/2024	205,243	USD	772,151	ILS	—	(12)
Bank of America NA	8/5/2024	3,890,398	USD	622,594,786	JPY	—	(64)
Bank of America NA	8/5/2024	399,968	USD	4,254,917	NOK	3	—
Bank of America NA	8/5/2024	652,552	USD	6,899,226	SEK	—	(16)
Bank of America NA	8/5/2024	759,601	USD	1,027,826	SGD	—	(31)
Bank of America NA	8/6/2024	1,012,207	USD	1,514,224	AUD	—	(14)
Bank of America NA	8/6/2024	679,909	USD	608,391	CHF	13	—
Barclays Bank PLC	7/3/2024	4,405,954	AUD	2,942,591	USD	—	(8)
Barclays Bank PLC	7/3/2024	3,546,695	CHF	3,947,435	USD	—	(51)
Barclays Bank PLC	7/3/2024	4,866,209	DKK	699,382	USD	6	—
Barclays Bank PLC	7/3/2024	15,230,549	EUR	16,324,239	USD	—	(145)
Barclays Bank PLC	7/3/2024	6,122,025	GBP	7,738,980	USD	—	(86)
Barclays Bank PLC	7/3/2024	804,927	ILS	213,677	USD	—	(2)
Barclays Bank PLC	7/3/2024	1,449,940,179	JPY	9,014,989	USD	57	—
Barclays Bank PLC	7/3/2024	9,887,701	NOK	928,676	USD	—	(11)
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	7/3/2024	16,237,963	SEK	1,533,393	USD	$—	$(18)
Barclays Bank PLC	7/3/2024	1,004,490	SGD	741,218	USD	2	—
Barclays Bank PLC	8/5/2024	122,816	USD	852,940	DKK	—	(4)
Barclays Bank PLC	8/5/2024	2,625,722	USD	2,446,011	EUR	10	—
Barclays Bank PLC	8/5/2024	1,103,165	USD	872,504	GBP	3	—
Barclays Bank PLC	8/5/2024	205,240	USD	772,126	ILS	—	(9)
Barclays Bank PLC	8/5/2024	3,890,394	USD	622,591,423	JPY	—	(47)
Barclays Bank PLC	8/5/2024	399,965	USD	4,254,905	NOK	1	—
Barclays Bank PLC	8/5/2024	652,548	USD	6,899,105	SEK	—	(9)
Barclays Bank PLC	8/5/2024	759,600	USD	1,027,814	SGD	—	(23)
Barclays Bank PLC	8/6/2024	1,012,206	USD	1,514,231	AUD	—	(20)
Barclays Bank PLC	8/6/2024	679,908	USD	608,410	CHF	—	(8)
Goldman Sachs	7/3/2024	2,757,012	USD	4,142,201	AUD	—	(9,420)
Goldman Sachs	7/3/2024	1,163,673	USD	1,763,397	AUD	—	(14,039)
Goldman Sachs	7/3/2024	3,698,485	USD	3,325,693	CHF	—	(2,928)
Goldman Sachs	7/3/2024	1,561,048	USD	1,400,585	CHF	2,232	—
Goldman Sachs	7/3/2024	655,278	USD	4,495,121	DKK	9,224	—
Goldman Sachs	7/3/2024	276,578	USD	1,921,807	DKK	369	—
Goldman Sachs	7/3/2024	15,294,722	USD	14,070,672	EUR	213,783	—
Goldman Sachs	7/3/2024	6,455,565	USD	6,014,744	EUR	8,965	—
Goldman Sachs	7/3/2024	7,250,908	USD	5,694,275	GBP	52,735	—
Goldman Sachs	7/3/2024	3,060,448	USD	2,407,407	GBP	17,227	—
Goldman Sachs	7/3/2024	200,204	USD	744,031	ILS	2,695	—
Goldman Sachs	7/3/2024	84,502	USD	313,104	ILS	1,386	—
Goldman Sachs	7/3/2024	8,446,443	USD	1,321,492,462	JPY	230,025	—
Goldman Sachs	7/3/2024	3,565,057	USD	559,191,668	JPY	88,266	—
Goldman Sachs	7/3/2024	870,111	USD	9,131,515	NOK	12,468	—
Goldman Sachs	7/3/2024	367,254	USD	3,940,454	NOK	—	(2,838)
Goldman Sachs	7/3/2024	1,436,687	USD	15,088,812	SEK	11,828	—
Goldman Sachs	7/3/2024	606,395	USD	6,371,971	SEK	4,680	—
Goldman Sachs	7/3/2024	694,473	USD	937,436	SGD	2,732	—
Goldman Sachs	7/3/2024	293,122	USD	396,542	SGD	511	—
HSBC Holdings PLC	7/3/2024	4,405,922	AUD	2,942,592	USD	—	(30)
HSBC Holdings PLC	7/3/2024	3,546,681	CHF	3,947,437	USD	—	(68)
HSBC Holdings PLC	7/3/2024	4,866,244	DKK	699,386	USD	7	—
HSBC Holdings PLC	7/3/2024	15,230,522	EUR	16,324,241	USD	—	(176)
HSBC Holdings PLC	7/3/2024	6,122,030	GBP	7,738,981	USD	—	(79)
HSBC Holdings PLC	7/3/2024	804,943	ILS	213,681	USD	—	(2)
HSBC Holdings PLC	7/3/2024	1,449,940,340	JPY	9,014,990	USD	57	—
HSBC Holdings PLC	7/3/2024	9,887,758	NOK	928,680	USD	—	(10)
HSBC Holdings PLC	7/3/2024	16,238,003	SEK	1,533,393	USD	—	(14)
HSBC Holdings PLC	7/3/2024	1,004,492	SGD	741,219	USD	2	—
HSBC Holdings PLC	7/3/2024	2,757,012	USD	4,142,114	AUD	—	(9,362)
HSBC Holdings PLC	7/3/2024	3,698,481	USD	3,325,700	CHF	—	(2,941)
HSBC Holdings PLC	7/3/2024	655,274	USD	4,495,094	DKK	9,224	—
HSBC Holdings PLC	7/3/2024	15,294,722	USD	14,070,659	EUR	213,797	—
HSBC Holdings PLC	7/3/2024	7,250,906	USD	5,694,287	GBP	52,718	—
HSBC Holdings PLC	7/3/2024	200,204	USD	744,021	ILS	2,697	—
HSBC Holdings PLC	7/3/2024	8,446,442	USD	1,321,488,927	JPY	230,046	—
HSBC Holdings PLC	7/3/2024	870,108	USD	9,131,140	NOK	12,500	—
HSBC Holdings PLC	7/3/2024	1,436,684	USD	15,088,702	SEK	11,835	—
HSBC Holdings PLC	7/3/2024	694,470	USD	937,430	SGD	2,734	—

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	8/5/2024	122,820	USD	852,969	DKK	$—	$(4)
HSBC Holdings PLC	8/5/2024	2,625,723	USD	2,446,005	EUR	17	—
HSBC Holdings PLC	8/5/2024	1,103,166	USD	872,517	GBP	—	(12)
HSBC Holdings PLC	8/5/2024	205,243	USD	772,102	ILS	1	—
HSBC Holdings PLC	8/5/2024	3,890,398	USD	622,592,063	JPY	—	(47)
HSBC Holdings PLC	8/5/2024	399,968	USD	4,254,900	NOK	4	—
HSBC Holdings PLC	8/5/2024	652,552	USD	6,899,132	SEK	—	(7)
HSBC Holdings PLC	8/5/2024	759,601	USD	1,027,793	SGD	—	(6)
HSBC Holdings PLC	8/6/2024	1,012,207	USD	1,514,219	AUD	—	(11)
HSBC Holdings PLC	8/6/2024	679,909	USD	608,410	CHF	—	(8)
JPMorgan Chase Bank NA	7/3/2024	4,405,955	AUD	2,942,592	USD	—	(8)
JPMorgan Chase Bank NA	7/3/2024	3,546,692	CHF	3,947,437	USD	—	(56)
JPMorgan Chase Bank NA	7/3/2024	4,866,193	DKK	699,386	USD	—	(0)^
JPMorgan Chase Bank NA	7/3/2024	15,230,536	EUR	16,324,241	USD	—	(160)
JPMorgan Chase Bank NA	7/3/2024	6,122,032	GBP	7,738,981	USD	—	(77)
JPMorgan Chase Bank NA	7/3/2024	804,941	ILS	213,681	USD	—	(3)
JPMorgan Chase Bank NA	7/3/2024	1,449,945,749	JPY	9,014,990	USD	90	—
JPMorgan Chase Bank NA	7/3/2024	9,887,758	NOK	928,680	USD	—	(10)
JPMorgan Chase Bank NA	7/3/2024	16,237,977	SEK	1,533,393	USD	—	(16)
JPMorgan Chase Bank NA	7/3/2024	1,004,493	SGD	741,219	USD	3	—
JPMorgan Chase Bank NA	7/3/2024	2,757,012	USD	4,142,122	AUD	—	(9,367)
JPMorgan Chase Bank NA	7/3/2024	3,698,485	USD	3,325,639	CHF	—	(2,869)
JPMorgan Chase Bank NA	7/3/2024	655,278	USD	4,495,016	DKK	9,239	—
JPMorgan Chase Bank NA	7/3/2024	15,294,722	USD	14,070,659	EUR	213,797	—
JPMorgan Chase Bank NA	7/3/2024	7,250,908	USD	5,694,273	GBP	52,738	—
JPMorgan Chase Bank NA	7/3/2024	200,204	USD	744,033	ILS	2,694	—
JPMorgan Chase Bank NA	7/3/2024	8,446,443	USD	1,321,474,725	JPY	230,135	—
JPMorgan Chase Bank NA	7/3/2024	870,111	USD	9,131,131	NOK	12,504	—
JPMorgan Chase Bank NA	7/3/2024	1,436,687	USD	15,088,555	SEK	11,852	—
JPMorgan Chase Bank NA	7/3/2024	694,473	USD	937,422	SGD	2,743	—
JPMorgan Chase Bank NA	8/5/2024	122,820	USD	852,969	DKK	—	(4)
JPMorgan Chase Bank NA	8/5/2024	2,625,723	USD	2,446,010	EUR	12	—
JPMorgan Chase Bank NA	8/5/2024	1,103,166	USD	872,501	GBP	9	—
JPMorgan Chase Bank NA	8/5/2024	205,243	USD	772,138	ILS	—	(9)
JPMorgan Chase Bank NA	8/5/2024	3,890,398	USD	622,594,786	JPY	—	(64)
JPMorgan Chase Bank NA	8/5/2024	399,968	USD	4,254,904	NOK	4	—
JPMorgan Chase Bank NA	8/5/2024	652,552	USD	6,899,040	SEK	2	—
JPMorgan Chase Bank NA	8/5/2024	759,601	USD	1,027,797	SGD	—	(9)
JPMorgan Chase Bank NA	8/6/2024	1,012,207	USD	1,514,199	AUD	3	—
JPMorgan Chase Bank NA	8/6/2024	679,909	USD	608,413	CHF	—	(12)
Royal Bank of Canada	7/3/2024	4,405,929	AUD	2,942,592	USD	—	(25)
Royal Bank of Canada	7/3/2024	3,546,697	CHF	3,947,437	USD	—	(51)
Royal Bank of Canada	7/3/2024	4,866,190	DKK	699,386	USD	—	(1)
Royal Bank of Canada	7/3/2024	15,230,522	EUR	16,324,241	USD	—	(176)
Royal Bank of Canada	7/3/2024	6,122,021	GBP	7,738,981	USD	—	(92)
Royal Bank of Canada	7/3/2024	804,940	ILS	213,681	USD	—	(3)
Royal Bank of Canada	7/3/2024	1,449,931,325	JPY	9,014,990	USD	1	—
Royal Bank of Canada	7/3/2024	9,887,708	NOK	928,680	USD	—	(14)
Royal Bank of Canada	7/3/2024	16,237,945	SEK	1,533,393	USD	—	(19)
Royal Bank of Canada	7/3/2024	1,004,485	SGD	741,219	USD	—	(3)
Royal Bank of Canada	7/3/2024	2,757,012	USD	4,142,108	AUD	—	(9,358)
Royal Bank of Canada	7/3/2024	3,698,485	USD	3,325,641	CHF	—	(2,871)

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM) June 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2024	655,278	USD	4,495,071	DKK	$9,231	$—
Royal Bank of Canada	7/3/2024	15,294,722	USD	14,070,672	EUR	213,783	—
Royal Bank of Canada	7/3/2024	7,250,908	USD	5,694,271	GBP	52,740	—
Royal Bank of Canada	7/3/2024	200,204	USD	744,003	ILS	2,702	—
Royal Bank of Canada	7/3/2024	8,446,443	USD	1,321,493,062	JPY	230,021	—
Royal Bank of Canada	7/3/2024	870,111	USD	9,131,359	NOK	12,483	—
Royal Bank of Canada	7/3/2024	1,436,687	USD	15,088,564	SEK	11,851	—
Royal Bank of Canada	7/3/2024	694,473	USD	937,427	SGD	2,739	—
Royal Bank of Canada	8/5/2024	122,820	USD	852,961	DKK	—	(3)
Royal Bank of Canada	8/5/2024	2,625,723	USD	2,446,012	EUR	10	—
Royal Bank of Canada	8/5/2024	1,103,166	USD	872,502	GBP	7	—
Royal Bank of Canada	8/5/2024	205,243	USD	772,128	ILS	—	(6)
Royal Bank of Canada	8/5/2024	3,890,398	USD	622,587,783	JPY	—	(21)
Royal Bank of Canada	8/5/2024	399,968	USD	4,254,943	NOK	0^	—
Royal Bank of Canada	8/5/2024	652,552	USD	6,899,035	SEK	2	—
Royal Bank of Canada	8/5/2024	759,601	USD	1,027,801	SGD	—	(12)
Royal Bank of Canada	8/6/2024	1,012,207	USD	1,514,194	AUD	6	—
Royal Bank of Canada	8/6/2024	679,909	USD	608,406	CHF	—	(3)
						$2,805,282	$(91,022)

^  Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$279,868,448	$—	$—	$279,868,448
Investment of Cash Collateral for Securities Loaned	—	11,235,565	—	11,235,565
Total Investments in Securities	$279,868,448	$11,235,565	$—	$291,104,013
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,805,282	$—	$2,805,282
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(91,022)	$—	$(91,022)
Total – Net	$279,868,448	$13,949,825	$—	$293,818,273

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 11.4%
Accent Group Ltd.	412,524	$533,101
Acrow Ltd.	152,294	108,321
Amotiv Ltd.(a)	62,198	436,159
AMP Ltd.	1,036,780	758,193
Ansell Ltd.(a)	31,983	567,104
ARB Corp. Ltd.(a)	13,903	349,399
AUB Group Ltd.	20,186	427,220
Australian Clinical Labs Ltd.(a)(b)	76,204	127,741
Baby Bunting Group Ltd.(a)(b)	60,939	63,082
Bapcor Ltd.(a)	99,789	342,551
Base Resources Ltd.	939,355	169,384
Breville Group Ltd.(a)	16,659	301,952
Capitol Health Ltd.	580,940	122,214
Cedar Woods Properties Ltd.(a)	45,774	144,597
Centuria Capital Group(a)	605,008	666,690
Champion Iron Ltd.(a)	125,129	534,831
Codan Ltd.	32,514	261,225
Collins Foods Ltd.	28,490	173,146
Corporate Travel Management Ltd.(a)	20,084	177,858
Dalrymple Bay Infrastructure Ltd.	193,527	382,571
Data#3 Ltd.	38,018	212,517
Dicker Data Ltd.(a)	48,406	312,288
Domain Holdings Australia Ltd.(a)	88,770	180,819
Eagers Automotive Ltd.	107,754	757,056
EVT Ltd.(a)	43,420	336,957
First Resources Ltd.	713,027	726,049
G8 Education Ltd.	235,315	186,229
Gold Road Resources Ltd.	63,066	72,023
GR Engineering Services Ltd.	90,953	130,597
GrainCorp Ltd., Class A(a)	73,663	436,367
GWA Group Ltd.	212,487	340,583
Hansen Technologies Ltd.	42,353	128,416
Helia Group Ltd.	210,543	544,165
Helloworld Travel Ltd.	61,404	90,219
HMC Capital Ltd.(a)	77,665	373,972
HUB24 Ltd.	6,403	199,059
Iluka Resources Ltd.	103,038	450,731
Imdex Ltd.	88,975	131,917
Infomedia Ltd.	103,586	116,222
Ingenia Communities Group(a)	91,913	293,416
Inghams Group Ltd.	184,474	445,988
Insignia Financial Ltd.(a)	451,527	690,555
Integral Diagnostics Ltd.(a)	37,493	66,856
IPH Ltd.	78,529	328,834
IVE Group Ltd.(a)	131,614	173,599
Johns Lyng Group Ltd.(a)	28,538	108,637
Jumbo Interactive Ltd.	18,048	208,403
Kelsian Group Ltd.(a)	52,891	181,915
Lindsay Australia Ltd.(a)	159,594	93,795
Investments	Shares	Value
Lovisa Holdings Ltd.(a)	34,311	$753,203
Lycopodium Ltd.	25,433	217,244
MA Financial Group Ltd.(a)	66,445	198,801
Macmahon Holdings Ltd.(a)	874,068	169,286
Magellan Financial Group Ltd.	184,155	1,035,558
McMillan Shakespeare Ltd.	57,756	675,788
Metcash Ltd.	664,239	1,570,387
Monadelphous Group Ltd.(a)	25,679	220,202
Monash IVF Group Ltd.(a)	133,856	114,874
Myer Holdings Ltd.(a)	644,394	355,046
MyState Ltd.	105,177	262,707
Netwealth Group Ltd.	36,871	545,921
nib holdings Ltd.	147,410	723,591
Nick Scali Ltd.	45,565	420,246
Nine Entertainment Co. Holdings Ltd.(a)	790,791	739,382
NRW Holdings Ltd.	210,730	434,874
Nufarm Ltd.(a)	74,787	229,754
oOh!media Ltd.	179,554	161,885
Orora Ltd.(a)	704,211	926,506
PeopleIN Ltd.(a)	88,097	47,657
Perenti Ltd.	378,307	252,652
Perseus Mining Ltd.	209,496	328,793
Pinnacle Investment Management Group Ltd.(a)	72,173	683,487
PointsBet Holdings Ltd.	384,633	120,732
PSC Insurance Group Ltd.	58,043	234,522
PWR Holdings Ltd.(a)	12,020	88,143
Ramelius Resources Ltd.	93,663	120,101
Regis Healthcare Ltd.(a)	91,276	265,780
Reliance Worldwide Corp. Ltd.	235,772	711,721
Ridley Corp. Ltd.	129,668	184,455
SG Fleet Group Ltd.	134,460	296,337
Sigma Healthcare Ltd.(a)	149,345	127,169
SmartGroup Corp. Ltd.	55,705	314,362
Southern Cross Electrical Engineering Ltd.	150,920	174,370
SRG Global Ltd.	393,133	219,233
Super Retail Group Ltd.	159,029	1,481,595
Tabcorp Holdings Ltd.	527,825	246,756
Terracom Ltd.(a)	777,435	114,226
Universal Store Holdings Ltd.	42,828	142,155
Ventia Services Group Pty. Ltd.	575,004	1,470,783
Waypoint REIT Ltd.	402,251	582,956
Total Australia		32,928,763
Austria – 0.4%
Kontron AG	25,323	521,630
Oesterreichische Post AG	12,114	388,846
Porr AG	11,328	169,971
Schoeller-Bleckmann Oilfield Equipment AG	4,988	202,075
Total Austria		1,282,522

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Belgium – 1.3%
Barco NV	23,812	$264,393
bpost SA(a)	107,776	349,415
Cofinimmo SA	27,166	1,640,640
Deceuninck NV	45,003	115,998
Econocom Group SA	76,719	174,314
Exmar NV	27,556	215,592
Fagron	9,161	178,889
Recticel SA(a)	15,520	206,589
Xior Student Housing NV(b)	20,410	655,139
Total Belgium		3,800,969
China – 0.2%
CITIC Telecom International Holdings Ltd.	1,844,678	619,035
Denmark – 1.7%
Alm Brand AS	333,968	664,269
Cementir Holding NV	34,077	340,385
Chemometec AS	2,985	130,670
D/S Norden AS	43,363	1,889,521
Dfds AS	9,889	279,835
Matas AS	6,411	106,878
Scandinavian Tobacco Group AS(c)	36,745	519,105
Spar Nord Bank AS	51,240	986,772
Total Denmark		4,917,435
Finland – 1.3%
Aktia Bank OYJ	13,684	135,806
Citycon OYJ(a)	126,513	535,582
F-Secure OYJ(a)	64,995	135,137
Harvia OYJ(b)	6,396	252,261
Marimekko OYJ	10,916	166,831
Musti Group OYJ(a)	7,237	202,438
Outokumpu OYJ(a)	222,567	803,867
Puuilo OYJ	42,259	456,534
Revenio Group OYJ	3,912	115,299
Sanoma OYJ	28,535	198,480
Scanfil OYJ	15,321	119,704
Talenom OYJ(a)	13,016	67,169
Terveystalo OYJ(a)(c)	26,450	243,791
Tokmanni Group Corp.	15,213	213,590
Total Finland		3,646,489
France – 3.8%
Beneteau SACA(a)	22,921	240,006
Bonduelle SCA(a)	5,568	36,283
Chargeurs SA*	18,725	187,440
Cie des Alpes	22,711	330,058
Coface SA(a)	104,529	1,457,497
Derichebourg SA	84,053	382,856
Eramet SA(a)	11,408	1,151,128
Etablissements Maurel & Prom SA	65,932	426,449
Fnac Darty SA(a)	13,231	417,611
IPSOS SA	9,253	584,106
Lectra	5,473	161,600
Investments	Shares	Value
Mersen SA	10,158	$346,746
Metropole Television SA	43,740	550,352
Opmobility	40,742	396,262
Quadient SA	9,239	172,689
Rubis SCA(a)	96,924	2,727,845
Television Francaise 1 SA	114,646	895,736
Vicat SACA	13,112	471,471
Total France		10,936,135
Georgia – 0.7%
Bank of Georgia Group PLC	41,822	2,133,190
Germany – 2.3%
7C Solarparken AG	31,810	91,368
Bilfinger SE	10,182	535,807
CompuGroup Medical SE & Co. KGaA	5,914	150,852
Dermapharm Holding SE	12,065	465,504
Deutz AG	54,105	349,662
Duerr AG	18,135	384,837
Eckert & Ziegler SE	1,949	95,794
Elmos Semiconductor SE	2,162	176,333
ElringKlinger AG	14,305	76,274
GFT Technologies SE	3,508	93,805
Hamborner REIT AG	36,505	255,090
Hamburger Hafen und Logistik AG	11,775	201,918
Instone Real Estate Group SE(c)	24,313	213,671
Jenoptik AG	7,041	203,898
Kloeckner & Co. SE	49,467	292,650
Lanxess AG	31,750	781,965
MLP SE	33,816	207,668
Mutares SE & Co. KGaA	8,422	292,452
Norma Group SE	7,277	134,769
ProSiebenSat.1 Media SE	19,587	138,865
SAF-Holland SE	24,552	486,802
Salzgitter AG	20,062	388,101
Stabilus SE	7,325	335,612
Wacker Neuson SE	20,951	346,244
Total Germany		6,699,941
Hong Kong – 0.2%
Dah Sing Banking Group Ltd.	208,000	173,436
Dah Sing Financial Holdings Ltd.	83,600	232,895
Guotai Junan International Holdings Ltd.	2,187,000	168,071
Nissin Foods Co. Ltd.(a)	216,000	134,180
Total Hong Kong		708,582
Indonesia – 0.1%
Bumitama Agri Ltd.	452,400	235,338
Ireland – 0.4%
C&C Group PLC	69,467	139,447
Cairn Homes PLC	349,734	595,976
Kenmare Resources PLC	56,371	224,821
Origin Enterprises PLC	47,903	166,342
Total Ireland		1,126,586

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Israel – 4.0%
Altshuler Shaham Finance Ltd.	260,368	$333,408
Amot Investments Ltd.	303,399	1,216,109
Ashdod Refinery Ltd.	1	14
Ashtrom Group Ltd.*	56,957	651,637
AudioCodes Ltd.	13,536	140,742
Delek Group Ltd.‡	0	36
Electra Consumer Products 1970 Ltd.*	9,948	195,411
Electra Real Estate Ltd.	21,524	185,690
Energix-Renewable Energies Ltd.	68,583	253,964
FIBI Holdings Ltd.	21,249	857,360
Gav-Yam Lands Corp. Ltd.	32,976	220,149
Harel Insurance Investments & Financial Services Ltd.	119,340	949,411
Hilan Ltd.	1,610	83,765
Inrom Construction Industries Ltd.	41,256	108,966
Israel Canada TR Ltd.	46,119	147,641
Israel Land Development Co. Ltd.*	15,109	113,221
Isramco Negev 2 LP	1,027,775	401,048
Kardan Real Estate Enterprise & Development Ltd.	132,541	144,496
Kvutzat Acro Ltd.	13,017	120,903
Lapidoth Capital Ltd.	9,305	126,687
Matrix IT Ltd.	23,437	429,334
Max Stock Ltd.	90,510	209,433
Maytronics Ltd.	22,802	85,222
Mediterranean Towers Ltd.	63,157	122,267
Mega Or Holdings Ltd.	17,134	416,206
Menora Mivtachim Holdings Ltd.	17,181	408,637
Migdal Insurance & Financial Holdings Ltd.	91,277	102,248
Mivne Real Estate KD Ltd.	257,336	601,808
Next Vision Stabilized Systems Ltd.	3,714	52,942
Novolog Ltd.	207,762	83,828
Oil Refineries Ltd.	4,795,149	1,102,304
One Software Technologies Ltd.	23,105	279,061
Paz Oil Co. Ltd.	1	79
Plus500 Ltd.	37,644	1,078,293
Ratio Energies Finance LP	170,518	117,233
Retailors Ltd.	12,485	197,854
Sisram Medical Ltd.(c)	113,600	52,381
Total Israel		11,589,788
Italy – 5.7%
ACEA SpA(a)	119,512	1,935,395
Anima Holding SpA(c)	143,594	717,160
Aquafil SpA*(a)	38,570	121,532
Ariston Holding NV	19,887	82,314
Arnoldo Mondadori Editore SpA	156,640	409,625
Ascopiave SpA	91,827	223,896
Banca IFIS SpA	53,431	1,112,653
Banca Popolare di Sondrio SpA(a)	196,319	1,405,505
Biesse SpA(a)	9,663	110,088
Cairo Communication SpA	100,440	223,905
Investments	Shares	Value
Danieli & C Officine Meccaniche SpA(a)	4,755	$181,424
Danieli & C Officine Meccaniche SpA, RSP	8,146	232,667
Datalogic SpA	21,982	130,989
El.En. SpA(a)	15,043	152,195
Enav SpA(c)	245,543	980,537
Fila SpA	5,827	53,583
IMMSI SpA	215,721	105,542
Intercos SpA	13,086	212,337
Italian Sea Group SpA(a)	22,401	220,396
Maire SpA	99,508	825,454
MARR SpA(a)	16,587	216,170
Orsero SpA	4,445	59,930
OVS SpA(a)(c)	81,720	217,557
Piaggio & C SpA(a)	346,093	1,029,689
RAI Way SpA(c)	115,590	608,269
Salcef Group SpA	14,751	403,930
Salvatore Ferragamo SpA(a)	29,933	253,598
Sanlorenzo SpA(a)	5,180	214,294
Saras SpA	833,577	1,446,393
Spaxs SpA*	22,496	114,957
Technogym SpA(a)(c)	80,881	833,902
Tinexta SpA	11,665	201,782
Unieuro SpA(a)(c)	11,877	102,343
Webuild SpA(a)	252,210	553,587
Zignago Vetro SpA(a)	43,850	554,556
Total Italy		16,248,154
Japan – 27.7%
77 Bank Ltd.	13,235	368,187
Adastria Co. Ltd.	6,000	135,584
ADEKA Corp.	16,700	336,159
Advan Group Co. Ltd.	12,900	78,269
Aeon Delight Co. Ltd.	12,100	299,754
Ai Holdings Corp.(a)	14,300	211,220
Aica Kogyo Co. Ltd.(a)	14,700	319,661
Aisan Industry Co. Ltd.	18,000	156,658
AIT Corp.	14,500	166,940
Alleanza Holdings Co. Ltd.	13,600	97,312
Alps Alpine Co. Ltd.	29,700	283,688
Alps Logistics Co. Ltd.(a)	4,700	167,127
Amano Corp.	16,500	426,091
Anritsu Corp.	21,100	161,733
Arcs Co. Ltd.	11,500	207,824
ARE Holdings, Inc.	16,400	213,997
Ariake Japan Co. Ltd.(a)	2,700	87,784
Artience Co. Ltd.(a)	10,728	224,084
As One Corp.	7,000	124,761
Asanuma Corp.	4,800	112,794
ASKUL Corp.(a)	6,000	81,499
Autobacs Seven Co. Ltd.	30,900	298,704
Awa Bank Ltd.	4,670	82,043
AZ-COM MARUWA Holdings, Inc.	6,600	47,963

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Bando Chemical Industries Ltd.	21,100	$262,602
Bank of Nagoya Ltd.	2,049	98,718
Bank of Saga Ltd.	10,700	181,393
Bell System24 Holdings, Inc.	18,901	187,764
Bic Camera, Inc.(a)	11,700	111,501
Bunka Shutter Co. Ltd.	16,900	185,011
C Uyemura & Co. Ltd.	2,500	172,666
Canon Electronics, Inc.(a)	9,000	126,445
Casio Computer Co. Ltd.	36,600	273,374
Central Glass Co. Ltd.	4,300	100,109
Chori Co. Ltd.	12,800	284,869
Chugin Financial Group, Inc.	19,700	206,540
Citizen Watch Co. Ltd.	50,000	334,141
CKD Corp.	14,900	294,554
Computer Engineering & Consulting Ltd.	13,800	183,674
Create SD Holdings Co. Ltd.	3,900	87,645
Dai-Dan Co. Ltd.	4,900	93,516
Daido Steel Co. Ltd.	55,700	514,202
Daiei Kankyo Co. Ltd.	6,700	113,708
Daihen Corp.	3,737	192,820
Daiho Corp.	4,600	95,798
Daiichikosho Co. Ltd.	16,900	174,032
Daiki Aluminium Industry Co. Ltd.(a)	10,200	80,656
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	72,286
Daio Paper Corp.(a)	15,900	87,991
Daiseki Co. Ltd.	3,000	69,750
Daishi Hokuetsu Financial Group, Inc.	10,300	328,478
Daiwabo Holdings Co. Ltd.	16,500	295,566
DCM Holdings Co. Ltd.	19,700	178,801
Denka Co. Ltd.	13,600	182,914
Dexerials Corp.	5,300	245,561
DIC Corp.(a)	15,900	301,572
Dip Corp.	4,541	77,236
DMG Mori Co. Ltd.(a)	21,800	566,074
Dowa Holdings Co. Ltd.	5,200	184,551
DTS Corp.	10,900	285,612
Eagle Industry Co. Ltd.	24,000	287,654
EDION Corp.(a)	20,500	207,090
Eiken Chemical Co. Ltd.(a)	16,000	222,802
Elecom Co. Ltd.	15,200	154,211
Elematec Corp.	18,200	227,868
en Japan, Inc.	6,300	102,493
ES-Con Japan Ltd.	33,700	221,650
ESPEC Corp.	4,700	93,059
Exedy Corp.	19,130	350,586
EXEO Group, Inc.	38,000	377,850
Ezaki Glico Co. Ltd.(a)	4,700	122,160
Fancl Corp.(a)	10,400	177,794
Ferrotec Holdings Corp.(a)	10,600	182,597
Investments	Shares	Value
Financial Partners Group Co. Ltd.	19,600	$272,689
FP Corp.	5,700	85,468
FP Partner, Inc.	3,600	65,461
France Bed Holdings Co. Ltd.	11,400	89,720
Fuji Co. Ltd.	4,600	57,707
Fuji Oil Holdings, Inc.	13,300	232,374
Fuji Soft, Inc.(a)	3,700	166,990
Fujikura Ltd.	57,700	1,139,222
Fujimi, Inc.	11,000	207,541
Fujitec Co. Ltd.	13,400	357,866
Fukuyama Transporting Co. Ltd.(a)	6,200	153,015
FULLCAST Holdings Co. Ltd.(a)	4,000	36,081
Funai Soken Holdings, Inc.(a)	13,800	196,714
Furukawa Electric Co. Ltd.	10,100	255,796
Furuno Electric Co. Ltd.(a)	5,500	71,391
Future Corp.(a)	13,500	128,236
G-7 Holdings, Inc.	6,400	65,607
Glory Ltd.	11,700	203,910
Godo Steel Ltd.	6,800	216,859
GS Yuasa Corp.	6,451	127,809
Gunma Bank Ltd.	80,487	513,864
H2O Retailing Corp.	16,000	236,927
Hakuto Co. Ltd.(a)	9,700	309,947
Hanwa Co. Ltd.	10,439	399,753
Hazama Ando Corp.	42,900	310,962
Heiwa Corp.	32,149	414,104
Heiwa Real Estate Co. Ltd.	7,500	182,768
Hiday Hidaka Corp.	3,100	57,911
Hirogin Holdings, Inc.	61,300	473,678
Hogy Medical Co. Ltd.(a)	3,000	73,573
Hokuetsu Corp.	17,400	114,442
Hokuhoku Financial Group, Inc.	17,006	218,469
Hokuto Corp.	3,100	36,616
Horiba Ltd.(a)	10,400	839,189
HU Group Holdings, Inc.(a)	15,300	223,422
Hyakugo Bank Ltd.	9,800	42,158
Hyakujushi Bank Ltd.	5,900	124,705
Ichibanya Co. Ltd.	15,600	107,258
Ichigo, Inc.	52,600	131,124
Ichiyoshi Securities Co. Ltd.	37,600	201,954
Idec Corp.	6,000	110,145
IDOM, Inc.	18,600	161,649
Iino Kaiun Kaisha Ltd.	35,100	279,299
Inaba Denki Sangyo Co. Ltd.	16,000	389,904
Inabata & Co. Ltd.	14,400	316,001
Infocom Corp.	3,700	139,388
Inui Global Logistics Co. Ltd.(a)	19,100	137,853
Itochu Enex Co. Ltd.	28,400	268,534
Itoham Yonekyu Holdings, Inc.	12,280	327,879
IwaiCosmo Holdings, Inc.	3,700	51,983
See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Iyogin Holdings, Inc.	22,200	$205,563
Izumi Co. Ltd.	13,400	267,983
JAC Recruitment Co. Ltd.	55,900	228,660
Japan Aviation Electronics Industry Ltd.(a)	14,900	239,904
Japan Lifeline Co. Ltd.	17,700	124,668
Japan Securities Finance Co. Ltd.	13,800	137,005
Japan Steel Works Ltd.	6,200	165,079
Jeol Ltd.	3,000	135,546
Joyful Honda Co. Ltd.(a)	16,600	230,332
Juroku Financial Group, Inc.	5,700	168,846
JVCKenwood Corp.	20,200	117,036
K’s Holdings Corp.	28,500	267,974
Kaga Electronics Co. Ltd.	6,200	222,392
Kagome Co. Ltd.	12,000	243,790
Kakaku.com, Inc.	28,400	372,258
Kamei Corp.	6,300	92,820
Kamigumi Co. Ltd.	18,900	389,256
Kanamoto Co. Ltd.	14,400	265,513
Kandenko Co. Ltd.	29,278	313,420
Kaneka Corp.	12,900	338,819
Kanematsu Corp.	19,900	333,275
Kanto Denka Kogyo Co. Ltd.	13,300	79,125
Katitas Co. Ltd.(a)	7,700	83,433
Kato Sangyo Co. Ltd.	5,048	135,253
Keiyo Bank Ltd.	29,900	163,199
Kewpie Corp.	10,600	210,801
KH Neochem Co. Ltd.(a)	12,700	180,639
Ki-Star Real Estate Co. Ltd.(a)	2,800	61,184
Kitz Corp.(a)	32,500	229,718
Kokuyo Co. Ltd.(a)	19,000	318,556
KOMEDA Holdings Co. Ltd.	10,500	177,415
Komeri Co. Ltd.(a)	5,000	108,635
Krosaki Harima Corp.(a)	7,700	133,647
Kumagai Gumi Co. Ltd.	5,200	118,799
Kumiai Chemical Industry Co. Ltd.(a)	21,500	107,594
Kurabo Industries Ltd.	5,863	182,057
Kureha Corp.	6,700	116,373
KYB Corp.	7,700	259,443
Kyoei Steel Ltd.	12,800	166,784
Kyokuyo Co. Ltd.	1,800	45,711
Kyorin Pharmaceutical Co. Ltd.	15,873	167,946
Kyudenko Corp.	10,600	389,642
Kyushu Financial Group, Inc.(a)	50,700	297,279
Life Corp.	4,000	97,973
Lintec Corp.	12,400	263,248
Mabuchi Motor Co. Ltd.(a)	17,200	255,284
Makino Milling Machine Co. Ltd.	2,200	92,316
Mani, Inc.	6,300	77,742
Marubun Corp.	19,700	153,083
Maruha Nichiro Corp.	14,700	288,499
Marvelous, Inc.	28,000	112,968
Matsui Securities Co. Ltd.	52,100	272,063
Investments	Shares	Value
Max Co. Ltd.	14,900	$356,151
MCJ Co. Ltd.	17,600	165,321
Megmilk Snow Brand Co. Ltd.	11,300	182,714
MEITEC Group Holdings, Inc.	17,800	360,515
Micronics Japan Co. Ltd.	2,900	120,608
Mie Kotsu Group Holdings, Inc.	12,900	48,517
Mirait One Corp.	15,200	197,819
Mirarth Holdings, Inc.	64,600	208,024
Miroku Jyoho Service Co. Ltd.	6,900	85,145
Mitsubishi Logistics Corp.	11,100	364,342
Mitsubishi Materials Corp.(a)	16,500	302,695
Mitsubishi Shokuhin Co. Ltd.	11,700	397,128
Mitsuboshi Belting Ltd.(a)	15,300	430,390
Mitsui DM Sugar Holdings Co. Ltd.	11,900	250,783
Mitsui High-Tec, Inc.(a)	2,300	89,864
Mitsui Matsushima Holdings Co. Ltd.(a)	7,500	236,386
Mitsui Mining & Smelting Co. Ltd.	14,100	450,453
Mitsui-Soko Holdings Co. Ltd.	6,100	181,074
Mizuho Medy Co. Ltd.(a)	11,500	115,958
Mizuno Corp.	2,900	142,783
Mochida Pharmaceutical Co. Ltd.	4,300	83,268
Morinaga & Co. Ltd.	10,800	167,109
Morinaga Milk Industry Co. Ltd.	10,100	211,657
Morita Holdings Corp.	5,500	63,972
Musashi Seimitsu Industry Co. Ltd.	12,800	149,835
Musashino Bank Ltd.	7,100	144,551
Nabtesco Corp.	14,000	237,424
Nachi-Fujikoshi Corp.(a)	3,300	72,007
Nafco Co. Ltd.	3,400	64,783
Nagase & Co. Ltd.	17,100	334,750
Nakanishi, Inc.	4,817	76,420
Nakayama Steel Works Ltd.	20,800	121,935
NEC Networks & System Integration Corp.	16,600	252,106
NET One Systems Co. Ltd.	13,100	240,077
NHK Spring Co. Ltd.	35,700	355,868
Nichias Corp.	15,774	462,845
Nichicon Corp.	15,400	114,883
Nichiden Corp.	5,000	111,743
Nihon Chouzai Co. Ltd.	2,800	26,023
Nihon Kohden Corp.	12,100	174,813
Nihon M&A Center Holdings, Inc.	46,600	240,851
Nikkon Holdings Co. Ltd.	15,500	350,643
Nippn Corp.	18,000	261,283
Nippon Carbon Co. Ltd.	3,200	103,046
Nippon Denko Co. Ltd.(a)	49,800	90,399
Nippon Electric Glass Co. Ltd.(a)	22,900	520,895
Nippon Gas Co. Ltd.	23,200	348,663
Nippon Kanzai Holdings Co. Ltd.	12,700	214,035
Nippon Kayaku Co. Ltd.	36,200	276,237
Nippon Light Metal Holdings Co. Ltd.	6,300	70,535
Nippon Parking Development Co. Ltd.	47,900	61,937
Nippon Shokubai Co. Ltd.	19,500	194,745

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Nippon Signal Co. Ltd.	9,700	$63,497
Nippon Soda Co. Ltd.	6,000	196,195
Nippon Yakin Kogyo Co. Ltd.(a)	5,400	153,413
Nipro Corp.	15,200	119,202
Nishi-Nippon Financial Holdings, Inc.	21,000	264,491
Nishi-Nippon Railroad Co. Ltd.(a)	13,000	208,302
Nishimatsu Construction Co. Ltd.	9,250	259,398
Nishio Holdings Co. Ltd.	12,000	308,094
Nisshin Oillio Group Ltd.	6,400	192,565
Nisshinbo Holdings, Inc.(a)	29,950	200,058
Nissin Corp.	3,500	103,895
Nissui Corp.	35,100	188,265
Nitto Kogyo Corp.	5,800	126,197
Nittoc Construction Co. Ltd.	22,900	159,158
Noevir Holdings Co. Ltd.	7,473	262,015
Nomura Co. Ltd.	17,258	93,553
Nomura Micro Science Co. Ltd.(a)	3,800	102,051
Noritake Co. Ltd.	6,700	165,980
North Pacific Bank Ltd.	53,100	175,614
NS United Kaiun Kaisha Ltd.	5,800	182,444
NSD Co. Ltd.	16,600	318,358
NTN Corp.	56,900	113,298
Ogaki Kyoritsu Bank Ltd.	6,000	85,341
Ohsho Food Service Corp.	2,772	148,888
Okamura Corp.	17,500	245,322
Okasan Securities Group, Inc.(a)	39,300	194,961
Okinawa Cellular Telephone Co.	15,400	375,762
Okinawa Financial Group, Inc.	3,642	59,794
OKUMA Corp.	5,200	234,301
Okumura Corp.	10,490	327,364
Okuwa Co. Ltd.	6,600	37,665
Onoken Co. Ltd.	5,400	56,800
Onward Holdings Co. Ltd.	27,200	105,175
Open Up Group, Inc.(a)	15,300	188,991
Optorun Co. Ltd.	5,200	65,299
Organo Corp.	2,800	143,777
Osaka Soda Co. Ltd.(a)	1,200	81,089
Osaki Electric Co. Ltd.	32,400	141,798
OSG Corp.	20,400	248,374
PAL GROUP Holdings Co. Ltd.	12,680	142,912
PALTAC Corp.	4,600	125,280
Paramount Bed Holdings Co. Ltd.	14,000	236,641
Penta-Ocean Construction Co. Ltd.	34,200	140,746
PHC Holdings Corp.(a)	27,600	201,432
Pigeon Corp.(a)	21,600	195,308
PILLAR Corp.	6,400	213,652
Pilot Corp.(a)	3,000	79,877
Press Kogyo Co. Ltd.	66,500	268,299
Pressance Corp.	6,786	82,600
Prima Meat Packers Ltd.	5,257	77,845
Investments	Shares	Value
Raito Kogyo Co. Ltd.	14,800	$193,211
Raiznext Corp.	12,900	148,519
Relo Group, Inc.	17,300	184,120
Rengo Co. Ltd.	41,750	270,833
Resorttrust, Inc.	20,400	302,589
Restar Corp.	13,354	265,237
Roland Corp.(a)	4,300	108,128
Rorze Corp.	500	98,688
Round One Corp.	19,600	100,644
Ryobi Ltd.(a)	4,600	65,543
RYODEN Corp.	4,600	79,069
S Foods, Inc.	3,600	65,035
Saibu Gas Holdings Co. Ltd.	12,100	151,344
Sakata Seed Corp.	2,700	57,824
Sala Corp.	10,800	58,344
SAMTY HOLDINGS Co. Ltd.	15,100	232,986
San ju San Financial Group, Inc.	5,500	73,340
San-Ai Obbli Co. Ltd.	17,000	218,022
San-In Godo Bank Ltd.	22,800	203,111
Sangetsu Corp.	17,900	331,716
Sanki Engineering Co. Ltd.	17,200	227,644
Sankyu, Inc.	7,000	238,816
Santec Holdings Corp.	2,000	107,796
Sanyo Special Steel Co. Ltd.	11,400	150,809
Sawai Group Holdings Co. Ltd.	4,400	178,806
SBI Global Asset Management Co. Ltd.	49,597	205,652
Scroll Corp.	27,700	187,009
Seikitokyu Kogyo Co. Ltd.(a)	6,800	74,062
Seiko Group Corp.(a)	9,400	287,212
Seiren Co. Ltd.	11,100	165,541
Senko Group Holdings Co. Ltd.	31,980	224,055
Senshu Ikeda Holdings, Inc.	31,600	78,578
Seria Co. Ltd.	13,400	243,076
Shibaura Machine Co. Ltd.(a)	4,000	95,860
Shibaura Mechatronics Corp.(a)	2,600	137,063
Shiga Bank Ltd.	5,700	149,357
Shin Nippon Air Technologies Co. Ltd.	5,100	126,343
Shin-Etsu Polymer Co. Ltd.	17,800	166,868
Shinagawa Refractories Co. Ltd.	2,400	29,616
Shinmaywa Industries Ltd.	18,100	159,666
Shinsho Corp.	2,600	128,012
Ship Healthcare Holdings, Inc.	13,300	196,366
Shoei Co. Ltd.(a)	9,500	115,753
Sinfonia Technology Co. Ltd.	9,300	196,568
SKY Perfect JSAT Holdings, Inc.	39,900	215,300
Sotetsu Holdings, Inc.	12,200	184,866
ST Corp.	6,700	65,517
St. Marc Holdings Co. Ltd.	5,700	78,594
Star Micronics Co. Ltd.(a)	15,200	199,284
Starts Corp., Inc.	15,100	318,690
Stella Chemifa Corp.	2,500	67,295

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Sumida Corp.(a)	12,900	$92,223
Sumitomo Bakelite Co. Ltd.	11,800	344,919
Sumitomo Mitsui Construction Co. Ltd.(a)	52,100	129,554
Sumitomo Osaka Cement Co. Ltd.	4,000	97,849
Sun Frontier Fudousan Co. Ltd.	20,400	255,412
Suruga Bank Ltd.	15,100	99,221
Suzuden Corp.(a)	14,300	176,016
Systena Corp.	65,200	127,271
T Hasegawa Co. Ltd.(a)	4,000	83,302
T-Gaia Corp.	15,500	293,889
Tachi-S Co. Ltd.	10,700	130,707
Tachibana Eletech Co. Ltd.	5,800	110,332
Taihei Dengyo Kaisha Ltd.	3,200	106,229
Taiheiyo Cement Corp.	17,300	434,275
Taikisha Ltd.	4,700	155,439
Taiyo Holdings Co. Ltd.	14,000	296,345
Takamatsu Construction Group Co. Ltd.	3,200	61,669
Takara Bio, Inc.	14,000	96,084
Takara Holdings, Inc.	36,000	244,163
Takara Standard Co. Ltd.(a)	11,100	119,722
Takasago International Corp.	2,000	48,925
Takasago Thermal Engineering Co. Ltd.(a)	14,000	497,824
Takeuchi Manufacturing Co. Ltd.	5,800	202,996
Takuma Co. Ltd.	16,200	166,471
Tama Home Co. Ltd.(a)	11,200	272,585
Tamron Co. Ltd.(a)	11,100	287,402
TechnoPro Holdings, Inc.(a)	12,300	201,483
Teijin Ltd.	15,200	126,289
THK Co. Ltd.	13,900	248,301
TKC Corp.	7,100	152,937
Tocalo Co. Ltd.	19,700	252,037
Toda Corp.	47,204	308,707
Toho Gas Co. Ltd.	15,800	383,361
Tokai Carbon Co. Ltd.(a)	27,400	156,793
TOKAI Holdings Corp.	32,700	200,030
Tokai Rika Co. Ltd.	18,000	241,477
Tokai Tokyo Financial Holdings, Inc.	67,918	242,775
Tokuyama Corp.	15,100	276,965
Tokyo Electron Device Ltd.(a)	6,400	170,285
Tokyo Kiraboshi Financial Group, Inc.	5,900	175,320
Tokyo Sangyo Co. Ltd.	19,600	88,094
Tokyo Seimitsu Co. Ltd.	7,400	565,604
Tokyo Steel Manufacturing Co. Ltd.	21,500	217,994
Tokyu Construction Co. Ltd.	27,700	132,594
Tomy Co. Ltd.	14,000	275,718
Topcon Corp.	16,400	183,157
Tosei Corp.	2,800	42,298
Totetsu Kogyo Co. Ltd.	12,245	242,829
Towa Pharmaceutical Co. Ltd.	4,500	82,217
Toyo Construction Co. Ltd.	16,800	150,078
Investments	Shares	Value
Toyo Tire Corp.(a)	31,700	$506,163
Toyobo Co. Ltd.	16,700	109,423
Transcosmos, Inc.	11,200	241,253
Trusco Nakayama Corp.(a)	10,700	163,766
Tsubakimoto Chain Co.	14,656	567,617
Tsumura & Co.	12,013	306,561
UACJ Corp.	11,500	274,882
UBE Corp.	19,000	334,561
Ulvac, Inc.	4,400	287,480
Universal Entertainment Corp.*(a)	6,700	65,642
Valor Holdings Co. Ltd.	15,900	243,353
Valqua Ltd.(a)	5,700	129,868
VT Holdings Co. Ltd.	40,700	129,038
Wacoal Holdings Corp.	6,200	173,289
West Holdings Corp.	9,300	150,664
YAMABIKO Corp.	15,800	224,143
Yamaguchi Financial Group, Inc.	31,900	362,013
Yamaichi Electronics Co. Ltd.	12,500	258,765
Yamazen Corp.	30,700	270,815
Yaoko Co. Ltd.(a)	2,500	151,405
Yellow Hat Ltd.	16,600	237,349
Yokogawa Bridge Holdings Corp.	14,500	244,100
Yokorei Co. Ltd.	5,700	37,171
Yuasa Trading Co. Ltd.	4,600	162,141
Yurtec Corp.	18,900	175,653
Zenrin Co. Ltd.	4,800	28,019
Total Japan		79,621,265
Malaysia – 0.1%
Frencken Group Ltd.	131,600	158,279
Netherlands – 1.8%
AMG Critical Materials NV(a)	7,499	123,932
Brunel International NV(a)	13,851	148,448
Corbion NV	15,185	304,822
ForFarmers NV(a)	60,069	173,501
Koninklijke BAM Groep NV	149,703	629,262
Koninklijke Heijmans NV	24,886	509,427
RHI Magnesita NV	16,606	727,360
SBM Offshore NV	123,560	1,893,685
Wereldhave NV	37,158	527,271
Total Netherlands		5,037,708
Norway – 4.5%
ABG Sundal Collier Holding ASA	172,726	99,767
Aker Solutions ASA	83,665	347,311
Atea ASA	28,025	402,707
Austevoll Seafood ASA	115,807	900,570
Belships ASA	233,055	541,734
Borregaard ASA	25,559	461,850
Bouvet ASA	22,936	135,710
DNO ASA	740,883	775,152
Elmera Group ASA(c)	56,708	172,028

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Europris ASA(c)	75,457	$513,086
Gram Car Carriers ASA	12,368	301,432
Grieg Seafood ASA	56,476	332,836
Hoegh Autoliners ASA	201,938	2,385,893
Kitron ASA	39,934	118,592
MPC Container Ships ASA	662,847	1,401,332
Panoro Energy ASA	43,969	143,914
Protector Forsikring ASA	44,542	1,073,024
Rana Gruber ASA	36,351	262,540
SpareBank 1 Nord Norge	47,343	440,816
SpareBank 1 Oestlandet	11,585	147,692
SpareBank 1 SMN	53,156	754,443
Sparebanken Vest	32,577	383,979
TGS ASA	36,835	443,508
Veidekke ASA	33,966	364,941
Total Norway		12,904,857
Portugal – 1.4%
Altri SGPS SA	130,284	751,918
Corticeira Amorim SGPS SA(a)	22,416	216,459
CTT-Correios de Portugal SA	41,791	187,668
Mota-Engil SGPS SA	109,732	404,798
NOS SGPS SA	260,146	921,472
REN – Redes Energeticas Nacionais SGPS SA	296,699	728,191
Sonae SGPS SA	856,182	802,912
Total Portugal		4,013,418
Singapore – 2.7%
Aztech Global Ltd.(b)	325,300	231,629
Centurion Corp. Ltd.	319,700	138,000
China Aviation Oil Singapore Corp. Ltd.	190,300	120,759
ComfortDelGro Corp. Ltd.	548,800	542,625
CSE Global Ltd.	326,400	96,336
Delfi Ltd.	316,700	202,137
Digital Core REIT Management Pte. Ltd.	677,200	386,004
Food Empire Holdings Ltd.	271,400	200,258
Geo Energy Resources Ltd.	1,068,100	228,555
Hour Glass Ltd.	61,000	70,216
iFAST Corp. Ltd.	21,500	114,222
Keppel Infrastructure Trust	3,697,850	1,282,412
Netlink NBN Trust(b)	2,586,200	1,583,875
Propnex Ltd.(b)	440,200	271,217
Raffles Medical Group Ltd.	641,600	471,051
Sheng Siong Group Ltd.	640,300	703,964
SIA Engineering Co. Ltd.	136,400	233,498
StarHub Ltd.	621,500	554,890
UMS Holdings Ltd.	239,025	208,116
Wing Tai Holdings Ltd.	83,400	84,923
Total Singapore		7,724,687
Spain – 1.2%
Almirall SA(a)	32,297	325,375
Atresmedia Corp. de Medios de Comunicacion SA	132,417	627,987
Construcciones y Auxiliar de Ferrocarriles SA	7,633	287,141
Investments	Shares	Value
Ercros SA	38,675	$161,862
Faes Farma SA	141,591	547,059
Global Dominion Access SA(a)(c)	39,784	137,296
Pharma Mar SA(a)	3,732	127,273
Prosegur Cash SA(a)(c)	258,988	144,892
Sacyr SA	245,739	867,544
Talgo SA(a)(c)	21,960	94,613
Tubacex SA*	27,707	96,212
Total Spain		3,417,254
Sweden – 6.3%
AcadeMedia AB(c)	29,774	145,353
Addnode Group AB	16,148	185,874
AFRY AB	38,147	684,400
Alimak Group AB(c)	21,868	237,467
Alleima AB	40,736	264,644
Alligo AB, Class B	13,889	188,331
Ambea AB(c)	21,035	155,724
Arjo AB, Class B	42,682	165,324
Atrium Ljungberg AB, Class B	30,690	595,531
Bahnhof AB, Class B(a)	31,755	152,625
Beijer Alma AB	8,763	171,285
Bilia AB, Class A(a)	43,198	577,186
Billerud Aktiebolag	100,299	929,098
BioGaia AB, Class B	10,026	117,110
Bravida Holding AB(c)	66,807	495,839
Bufab AB	5,436	200,702
Catena AB	8,800	438,745
Clas Ohlson AB, Class B	10,495	174,418
Cloetta AB, Class B	124,871	243,134
Dometic Group AB(c)	45,289	287,808
Duni AB	15,673	150,363
Electrolux Professional AB, Class B	30,774	204,575
Fagerhult Group AB	36,155	234,884
Fasadgruppen Group AB	12,665	74,147
FastPartner AB, Class A	42,510	282,993
Granges AB	20,216	259,615
HMS Networks AB(a)	4,226	167,760
Hufvudstaden AB, Class A(a)	35,441	419,996
Instalco AB(a)(b)	37,805	144,791
Inwido AB	23,420	319,559
Lagercrantz Group AB, Class B	41,697	678,006
Lindab International AB	18,391	393,862
Loomis AB	22,468	585,557
Medicover AB, Class B	5,748	103,343
MEKO AB	16,308	182,634
MIPS AB(a)(b)	4,443	174,109
Munters Group AB(c)	10,821	204,154
Mycronic AB	10,896	420,399
NCAB Group AB(a)	33,085	259,301
NCC AB, Class B	30,889	401,054
New Wave Group AB, Class B(a)	32,091	331,813
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Nordic Paper Holding AB	50,249	$231,075
Nordic Waterproofing Holding AB	6,890	105,007
NP3 Fastigheter AB	12,225	296,673
OEM International AB, Class B	22,407	246,705
Paradox Interactive AB	7,371	98,835
Peab AB, Class B	181,650	1,143,224
Platzer Fastigheter Holding AB, Class B	29,815	255,351
Prevas AB, Class B	8,161	105,575
Ratos AB, Class B	45,201	153,911
Rvrc Holding AB(a)	22,323	96,331
Sectra AB, Class B*	13,528	309,388
SkiStar AB(a)	16,749	234,703
Storskogen Group AB, Class B	151,609	117,391
Synsam AB	31,917	158,828
Systemair AB	33,978	252,183
Troax Group AB	9,952	222,718
VBG Group AB, Class B	6,524	298,472
Volati AB(b)	14,507	138,081
Wallenstam AB, Class B(a)	73,366	348,811
Wihlborgs Fastigheter AB	104,668	967,592
Total Sweden		18,184,367
Switzerland – 1.7%
Ascom Holding AG, Registered Shares	9,746	82,970
Cembra Money Bank AG	14,071	1,201,030
Comet Holding AG, Registered Shares	1,279	515,244
Huber & Suhner AG, Registered Shares	4,959	422,172
Landis & Gyr Group AG	7,102	573,787
Medmix AG(c)	7,409	111,968
Mobilezone Holding AG, Registered Shares	22,883	347,345
OC Oerlikon Corp. AG, Registered Shares	233,795	1,261,338
u-blox Holding AG(a)	1,377	144,350
Zehnder Group AG	2,643	155,297
Total Switzerland		4,815,501
United Kingdom – 18.3%
4imprint Group PLC	20,076	1,487,154
AG Barr PLC	24,118	182,925
AJ Bell PLC	101,960	489,128
Alfa Financial Software Holdings PLC(c)	125,662	294,824
Alpha Financial Markets Consulting PLC	35,447	221,802
Alpha Group International PLC(b)	3,070	87,706
Ashmore Group PLC	500,442	1,076,067
Assura PLC	1,783,920	909,688
Avon Rubber PLC	9,671	158,682
Balfour Beatty PLC	216,130	997,762
Begbies Traynor Group PLC	36,783	47,427
Big Yellow Group PLC	67,194	997,194
Bloomsbury Publishing PLC	26,761	211,767
Bodycote PLC	76,656	660,864
Brickability Group PLC	158,755	136,464
Bridgepoint Group PLC(c)	283,829	790,769
Bytes Technology Group PLC	30,159	211,397
Investments	Shares	Value
Chemring Group PLC	45,632	$214,871
Chesnara PLC	72,873	227,533
Clarkson PLC	11,749	614,869
CMC Markets PLC(c)	162,008	669,677
Coats Group PLC	359,738	360,158
Concentric AB	7,315	123,641
Craneware PLC	4,347	126,935
Cranswick PLC	9,320	523,684
CVS Group PLC	3,352	42,712
DFS Furniture PLC	62,342	86,687
DiscoverIE Group PLC	12,360	104,839
Domino’s Pizza Group PLC	142,248	551,674
Dowlais Group PLC	158,460	146,426
Dr. Martens PLC(a)	382,308	361,007
Drax Group PLC	158,801	988,044
Empiric Student Property PLC	179,199	206,591
Essentra PLC	39,190	78,670
FDM Group Holdings PLC	71,637	372,186
Fevertree Drinks PLC	15,068	206,474
Firstgroup PLC	132,689	265,520
FRP Advisory Group PLC	71,529	108,504
Fuller Smith & Turner PLC, Class A	12,783	112,467
Galliford Try Holdings PLC	59,232	178,952
Gamma Communications PLC	12,014	214,135
Gateley Holdings PLC	42,054	70,438
Genuit Group PLC	81,972	447,124
Genus PLC	7,741	161,459
Grainger PLC	154,979	477,038
H&T Group PLC	19,188	90,716
Halfords Group PLC	86,659	153,802
Hammerson PLC	1,206,694	422,531
Hargreaves Services PLC	13,447	90,771
Hays PLC	617,938	738,173
Helical PLC	64,075	200,468
Hill & Smith PLC	20,559	510,936
Hilton Food Group PLC	31,663	359,826
Hollywood Bowl Group PLC	113,658	439,646
Hunting PLC	31,420	164,234
Ibstock PLC(c)	215,519	422,278
Impax Asset Management Group PLC	73,255	350,960
IntegraFin Holdings PLC(b)	121,572	533,266
iomart Group PLC	33,979	54,980
James Halstead PLC(a)	90,683	209,204
Johnson Service Group PLC	62,092	123,858
Jupiter Fund Management PLC	366,959	356,718
Just Group PLC	196,028	261,180
Kainos Group PLC	19,395	259,392
Keller Group PLC	26,877	417,215
Kitwave Group PLC	33,904	144,860
Learning Technologies Group PLC	159,351	170,213
LondonMetric Property PLC	486,388	1,189,106
Luceco PLC(c)	57,505	121,686

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Investments	Shares	Value
Macfarlane Group PLC	63,398	$95,368
Marshalls PLC	112,439	415,742
Mattioli Woods PLC	14,823	147,653
Me Group International PLC	182,362	394,657
Mears Group PLC	50,594	234,398
Midwich Group PLC	28,492	138,664
Mitie Group PLC	437,067	642,001
MJ Gleeson PLC	16,648	108,380
MONY Group PLC	188,377	529,119
Morgan Advanced Materials PLC	114,260	446,307
Morgan Sindall Group PLC	19,359	620,358
Mortgage Advice Bureau Holdings Ltd.	21,966	227,136
MP Evans Group PLC	22,876	248,691
Next 15 Group PLC	17,821	179,770
Nichols PLC(a)	9,895	127,584
Odfjell Technology Ltd.	14,851	84,803
Oxford Instruments PLC	8,041	251,066
PageGroup PLC	291,811	1,569,208
Pan African Resources PLC	805,684	265,310
PayPoint PLC	59,209	476,021
Pennon Group PLC	113,633	823,795
Pets at Home Group PLC	163,323	609,873
Polar Capital Holdings PLC	84,659	601,438
Premier Foods PLC	119,837	240,560
Primary Health Properties PLC	765,053	887,317
PZ Cussons PLC	157,531	196,745
QinetiQ Group PLC	97,714	547,442
Reach PLC	248,388	308,649
Redrow PLC	162,825	1,372,866
Renew Holdings PLC	20,130	270,240
Restore PLC(a)	35,268	119,480
Ricardo PLC	10,808	66,536
Robert Walters PLC	28,663	158,338
RWS Holdings PLC	158,552	376,399
Safestore Holdings PLC	74,110	720,886
Savills PLC	50,742	714,552
Secure Trust Bank PLC	10,442	104,542
Senior PLC	42,227	85,407
Serco Group PLC	188,161	427,424
Serica Energy PLC	284,164	488,169
Severfield PLC	192,471	184,423
Speedy Hire PLC	352,738	151,605
Spirent Communications PLC	284,132	657,283
SThree PLC	66,016	343,817
Tatton Asset Management PLC	18,105	154,713
TBC Bank Group PLC	21,732	706,015
Telecom Plus PLC	31,370	699,511
Investments	Shares	Value
TORM PLC, Class A	70,702	$2,763,781
Travis Perkins PLC	80,371	781,280
TT Electronics PLC	55,893	103,155
Tyman PLC	83,770	383,864
Vertu Motors PLC	67,200	61,077
Vesuvius PLC	152,970	892,399
Victrex PLC	29,092	421,444
Volution Group PLC	31,904	181,888
Warpaint London PLC	26,100	203,897
WH Smith PLC	21,506	307,742
Wickes Group PLC	274,214	461,716
Workspace Group PLC	81,438	611,498
XPS Pensions Group PLC(b)	95,520	361,033
YouGov PLC	8,521	43,732
Young & Co.’s Brewery PLC, Class A	5,581	69,138
Zigup PLC	193,886	1,033,059
Total United Kingdom		52,690,918
United States – 0.1%
Noram Drilling AS*	58,574	215,647
TOTAL COMMON STOCKS (Cost: $259,280,108)		285,656,828
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%
United States – 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $13,535,935)	13,535,935	13,535,935
TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $272,816,043)		299,192,763
Other Assets less Liabilities – (4.0)%		(11,500,066)
NET ASSETS – 100.0%		$287,692,697

*  Non-income producing security.

‡  Share amount represents a fractional share.

(a)   Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,152,198 and the total market value of the collateral held by the Fund was $34,231,564. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,695,629.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/2/2024	415,000	EUR	444,776	USD	$ 0^	$ —
Bank of America NA	7/2/2024	310,000	GBP	391,871	USD	0^	—
Bank of America NA	7/2/2024	410,000	ILS	108,835	USD	—	(1)
Bank of America NA	7/2/2024	1,865,000	SEK	176,106	USD	0^	—
Bank of America NA	7/2/2024	130,000	SGD	95,922	USD	1	—
Bank of America NA	7/3/2024	570,505	AUD	378,812	USD	2,209	—
Bank of America NA	7/3/2024	7,356,726	AUD	4,913,381	USD	—	(79)
Bank of America NA	7/3/2024	48,841	CHF	54,646	USD	—	(287)
Bank of America NA	7/3/2024	636,809	CHF	708,784	USD	—	(31)
Bank of America NA	7/3/2024	594,945	DKK	85,382	USD	126	—
Bank of America NA	7/3/2024	7,705,561	DKK	1,107,444	USD	26	—
Bank of America NA	7/3/2024	638,019	EUR	682,948	USD	880	—
Bank of America NA	7/3/2024	8,264,826	EUR	8,858,183	USD	53	—
Bank of America NA	7/3/2024	586,856	GBP	743,657	USD	—	(1,808)
Bank of America NA	7/3/2024	7,630,237	GBP	9,645,619	USD	—	(183)
Bank of America NA	7/3/2024	60,192	HKD	7,710	USD	0^	—
Bank of America NA	7/3/2024	315,873	ILS	84,300	USD	—	(449)
Bank of America NA	7/3/2024	4,118,905	ILS	1,093,420	USD	—	(22)
Bank of America NA	7/3/2024	167,454,153	JPY	1,049,537	USD	—	(8,386)
Bank of America NA	7/3/2024	2,189,488,521	JPY	13,613,039	USD	170	—
Bank of America NA	7/3/2024	1,870,362	NOK	176,470	USD	—	(803)
Bank of America NA	7/3/2024	24,370,312	NOK	2,288,906	USD	—	(16)
Bank of America NA	7/3/2024	2,589,761	SEK	246,369	USD	—	(1,814)
Bank of America NA	7/3/2024	33,839,716	SEK	3,195,536	USD	—	(1)
Bank of America NA	7/3/2024	88,070	SGD	65,014	USD	—	(26)
Bank of America NA	7/3/2024	1,142,747	SGD	843,267	USD	—	(26)
Bank of America NA	7/3/2024	4,871,057	USD	7,318,339	AUD	—	(16,607)
Bank of America NA	7/3/2024	702,679	USD	631,855	CHF	—	(560)
Bank of America NA	7/3/2024	1,097,905	USD	7,531,313	DKK	15,479	—
Bank of America NA	7/3/2024	8,781,879	USD	8,079,050	EUR	122,757	—
Bank of America NA	7/3/2024	9,562,531	USD	7,509,637	GBP	69,547	—
Bank of America NA	7/3/2024	1,084,001	USD	4,028,520	ILS	14,597	—
Bank of America NA	7/3/2024	13,495,776	USD	2,111,474,886	JPY	367,619	—
Bank of America NA	7/3/2024	2,269,190	USD	23,813,232	NOK	32,622	—
Bank of America NA	7/3/2024	3,168,010	USD	33,271,502	SEK	26,132	—
Bank of America NA	7/3/2024	836,003	USD	1,128,456	SGD	3,308	—
Bank of America NA	8/5/2024	184,481	USD	1,281,215	DKK	—	(9)
Bank of America NA	8/5/2024	1,393,329	USD	1,297,985	EUR	—	(16)
Bank of America NA	8/5/2024	41,223	USD	38,403	EUR	—	(2)
Bank of America NA	8/5/2024	1,357,758	USD	1,073,903	GBP	—	(45)
Bank of America NA	8/5/2024	40,170	USD	31,772	GBP	—	(1)
Bank of America NA	8/5/2024	1,041,315	USD	3,917,566	ILS	—	(63)
Bank of America NA	8/5/2024	30,808	USD	115,903	ILS	—	(2)
Bank of America NA	8/5/2024	5,985,300	USD	957,849,704	JPY	—	(99)
Bank of America NA	8/5/2024	990,925	USD	10,541,603	NOK	7	—
Bank of America NA	8/5/2024	1,375,025	USD	14,537,705	SEK	—	(34)
Bank of America NA	8/5/2024	40,681	USD	430,106	SEK	—	(1)

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	8/5/2024	841,992	USD	1,139,310	SGD	$ —	$ (34)
Bank of America NA	8/5/2024	24,911	USD	33,707	SGD	—	(1)
Bank of America NA	8/6/2024	1,611,191	USD	2,410,281	AUD	—	(22)
Bank of America NA	8/6/2024	121,334	USD	108,571	CHF	2	—
Bank of America NA	8/6/2024	3,590	USD	3,213	CHF	—	(0)^
Barclays Bank PLC	7/3/2024	7,356,820	AUD	4,913,377	USD	—	(13)
Barclays Bank PLC	7/3/2024	636,827	CHF	708,782	USD	—	(9)
Barclays Bank PLC	7/3/2024	7,705,451	DKK	1,107,444	USD	10	—
Barclays Bank PLC	7/3/2024	8,264,701	EUR	8,858,181	USD	—	(79)
Barclays Bank PLC	7/3/2024	7,630,295	GBP	9,645,616	USD	—	(107)
Barclays Bank PLC	7/3/2024	4,118,935	ILS	1,093,418	USD	—	(12)
Barclays Bank PLC	7/3/2024	2,189,474,265	JPY	13,613,035	USD	86	—
Barclays Bank PLC	7/3/2024	24,370,176	NOK	2,288,904	USD	—	(27)
Barclays Bank PLC	7/3/2024	33,839,312	SEK	3,195,534	USD	—	(37)
Barclays Bank PLC	7/3/2024	1,142,782	SGD	843,264	USD	3	—
Barclays Bank PLC	7/3/2024	295,216	USD	443,755	AUD	—	(1,153)
Barclays Bank PLC	7/3/2024	42,586	USD	37,801	CHF	515	—
Barclays Bank PLC	7/3/2024	66,540	USD	455,507	DKK	1,073	—
Barclays Bank PLC	7/3/2024	532,235	USD	488,603	EUR	8,550	—
Barclays Bank PLC	7/3/2024	579,548	USD	453,406	GBP	6,394	—
Barclays Bank PLC	7/3/2024	65,697	USD	242,415	ILS	1,346	—
Barclays Bank PLC	7/3/2024	817,926	USD	126,155,679	JPY	33,549	—
Barclays Bank PLC	7/3/2024	137,526	USD	1,454,056	NOK	959	—
Barclays Bank PLC	7/3/2024	192,000	USD	2,003,799	SEK	2,778	—
Barclays Bank PLC	7/3/2024	50,667	USD	68,148	SGD	380	—
Barclays Bank PLC	8/5/2024	184,478	USD	1,281,174	DKK	—	(6)
Barclays Bank PLC	8/5/2024	1,393,328	USD	1,297,965	EUR	5	—
Barclays Bank PLC	8/5/2024	1,357,758	USD	1,073,865	GBP	4	—
Barclays Bank PLC	8/5/2024	1,041,312	USD	3,917,480	ILS	—	(44)
Barclays Bank PLC	8/5/2024	5,985,297	USD	957,845,034	JPY	—	(73)
Barclays Bank PLC	8/5/2024	990,923	USD	10,541,631	NOK	2	—
Barclays Bank PLC	8/5/2024	1,375,023	USD	14,537,519	SEK	—	(18)
Barclays Bank PLC	8/5/2024	841,990	USD	1,139,296	SGD	—	(25)
Barclays Bank PLC	8/6/2024	1,611,190	USD	2,410,294	AUD	—	(32)
Barclays Bank PLC	8/6/2024	121,332	USD	108,573	CHF	—	(1)
Goldman Sachs	7/3/2024	4,871,057	USD	7,318,394	AUD	—	(16,644)
Goldman Sachs	7/3/2024	702,679	USD	631,852	CHF	—	(556)
Goldman Sachs	7/3/2024	1,097,905	USD	7,531,483	DKK	15,454	—
Goldman Sachs	7/3/2024	8,781,879	USD	8,079,058	EUR	122,749	—
Goldman Sachs	7/3/2024	9,562,531	USD	7,509,637	GBP	69,547	—
Goldman Sachs	7/3/2024	1,084,001	USD	4,028,541	ILS	14,591	—
Goldman Sachs	7/3/2024	13,495,776	USD	2,111,488,381	JPY	367,535	—
Goldman Sachs	7/3/2024	2,269,190	USD	23,814,366	NOK	32,515	—
Goldman Sachs	7/3/2024	3,168,010	USD	33,272,041	SEK	26,081	—
Goldman Sachs	7/3/2024	836,003	USD	1,128,481	SGD	3,289	—
HSBC Holdings PLC	7/3/2024	7,356,770	AUD	4,913,381	USD	—	(50)
HSBC Holdings PLC	7/3/2024	636,826	CHF	708,784	USD	—	(12)
HSBC Holdings PLC	7/3/2024	7,705,462	DKK	1,107,444	USD	11	—
HSBC Holdings PLC	7/3/2024	8,264,688	EUR	8,858,183	USD	—	(95)
HSBC Holdings PLC	7/3/2024	7,630,303	GBP	9,645,619	USD	—	(99)
HSBC Holdings PLC	7/3/2024	4,118,947	ILS	1,093,420	USD	—	(11)

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/3/2024	2,189,474,908	JPY	13,613,039	USD	$ 86	$ —
HSBC Holdings PLC	7/3/2024	24,370,234	NOK	2,288,906	USD	—	(24)
HSBC Holdings PLC	7/3/2024	33,839,416	SEK	3,195,536	USD	—	(29)
HSBC Holdings PLC	7/3/2024	1,142,786	SGD	843,267	USD	3	—
HSBC Holdings PLC	7/3/2024	4,871,053	USD	7,318,234	AUD	—	(16,541)
HSBC Holdings PLC	7/3/2024	702,676	USD	631,851	CHF	—	(559)
HSBC Holdings PLC	7/3/2024	1,097,902	USD	7,531,465	DKK	15,454	—
HSBC Holdings PLC	7/3/2024	8,781,875	USD	8,079,046	EUR	122,757	—
HSBC Holdings PLC	7/3/2024	9,562,529	USD	7,509,653	GBP	69,524	—
HSBC Holdings PLC	7/3/2024	1,084,000	USD	4,028,483	ILS	14,606	—
HSBC Holdings PLC	7/3/2024	13,495,772	USD	2,111,482,357	JPY	367,568	—
HSBC Holdings PLC	7/3/2024	2,269,186	USD	23,813,428	NOK	32,600	—
HSBC Holdings PLC	7/3/2024	3,168,007	USD	33,271,835	SEK	26,097	—
HSBC Holdings PLC	7/3/2024	836,000	USD	1,128,475	SGD	3,291	—
HSBC Holdings PLC	8/5/2024	184,481	USD	1,281,197	DKK	—	(6)
HSBC Holdings PLC	8/5/2024	1,393,329	USD	1,297,963	EUR	9	—
HSBC Holdings PLC	8/5/2024	1,357,758	USD	1,073,880	GBP	—	(15)
HSBC Holdings PLC	8/5/2024	1,041,315	USD	3,917,315	ILS	3	—
HSBC Holdings PLC	8/5/2024	5,985,300	USD	957,845,514	JPY	—	(73)
HSBC Holdings PLC	8/5/2024	990,925	USD	10,541,559	NOK	11	—
HSBC Holdings PLC	8/5/2024	1,375,025	USD	14,537,507	SEK	—	(15)
HSBC Holdings PLC	8/5/2024	841,992	USD	1,139,274	SGD	—	(7)
HSBC Holdings PLC	8/6/2024	1,611,191	USD	2,410,274	AUD	—	(17)
HSBC Holdings PLC	8/6/2024	121,334	USD	108,575	CHF	—	(1)
JPMorgan Chase Bank NA	7/2/2024	385,000	AUD	257,120	USD	3	—
JPMorgan Chase Bank NA	7/2/2024	255,000	DKK	36,647	USD	0^	—
JPMorgan Chase Bank NA	7/2/2024	89,000,000	JPY	553,270	USD	6	—
JPMorgan Chase Bank NA	7/2/2024	450,000	NOK	42,263	USD	0^	—
JPMorgan Chase Bank NA	7/3/2024	7,356,826	AUD	4,913,381	USD	—	(13)
JPMorgan Chase Bank NA	7/3/2024	636,828	CHF	708,784	USD	—	(10)
JPMorgan Chase Bank NA	7/3/2024	7,705,381	DKK	1,107,444	USD	—	(0)^
JPMorgan Chase Bank NA	7/3/2024	8,264,695	EUR	8,858,183	USD	—	(87)
JPMorgan Chase Bank NA	7/3/2024	7,630,306	GBP	9,645,619	USD	—	(96)
JPMorgan Chase Bank NA	7/3/2024	4,118,935	ILS	1,093,420	USD	—	(14)
JPMorgan Chase Bank NA	7/3/2024	2,189,483,076	JPY	13,613,039	USD	137	—
JPMorgan Chase Bank NA	7/3/2024	24,370,234	NOK	2,288,906	USD	—	(24)
JPMorgan Chase Bank NA	7/3/2024	33,839,362	SEK	3,195,536	USD	—	(34)
JPMorgan Chase Bank NA	7/3/2024	1,142,787	SGD	843,267	USD	3	—
JPMorgan Chase Bank NA	7/3/2024	4,871,057	USD	7,318,253	AUD	—	(16,550)
JPMorgan Chase Bank NA	7/3/2024	702,679	USD	631,842	CHF	—	(545)
JPMorgan Chase Bank NA	7/3/2024	1,097,905	USD	7,531,308	DKK	15,480	—
JPMorgan Chase Bank NA	7/3/2024	8,781,879	USD	8,079,050	EUR	122,757	—
JPMorgan Chase Bank NA	7/3/2024	9,562,531	USD	7,509,633	GBP	69,551	—
JPMorgan Chase Bank NA	7/3/2024	1,084,001	USD	4,028,553	ILS	14,588	—
JPMorgan Chase Bank NA	7/3/2024	13,495,776	USD	2,111,460,040	JPY	367,711	—
JPMorgan Chase Bank NA	7/3/2024	2,269,190	USD	23,813,364	NOK	32,610	—
JPMorgan Chase Bank NA	7/3/2024	3,168,010	USD	33,271,474	SEK	26,135	—
JPMorgan Chase Bank NA	7/3/2024	836,003	USD	1,128,464	SGD	3,302	—
JPMorgan Chase Bank NA	8/5/2024	184,481	USD	1,281,196	DKK	—	(6)
JPMorgan Chase Bank NA	8/5/2024	5,458	USD	37,905	DKK	—	(0)^
JPMorgan Chase Bank NA	8/5/2024	1,393,329	USD	1,297,965	EUR	7	—
JPMorgan Chase Bank NA	8/5/2024	1,357,758	USD	1,073,859	GBP	11	—

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	8/5/2024	1,041,315	USD	3,917,497	ILS	$ —	$ (45)
JPMorgan Chase Bank NA	8/5/2024	5,985,300	USD	957,849,704	JPY	—	(99)
JPMorgan Chase Bank NA	8/5/2024	177,080	USD	28,338,997	JPY	—	(4)
JPMorgan Chase Bank NA	8/5/2024	990,925	USD	10,541,569	NOK	10	—
JPMorgan Chase Bank NA	8/5/2024	29,317	USD	311,901	NOK	—	(2)
JPMorgan Chase Bank NA	8/5/2024	1,375,025	USD	14,537,313	SEK	3	—
JPMorgan Chase Bank NA	8/5/2024	841,992	USD	1,139,279	SGD	—	(10)
JPMorgan Chase Bank NA	8/6/2024	1,611,191	USD	2,410,241	AUD	4	—
JPMorgan Chase Bank NA	8/6/2024	47,668	USD	71,309	AUD	—	(0)^
JPMorgan Chase Bank NA	8/6/2024	121,334	USD	108,575	CHF	—	(2)
Morgan Stanley & Co. International	7/3/2024	295,216	USD	443,301	AUD	—	(849)
Morgan Stanley & Co. International	7/3/2024	42,586	USD	38,033	CHF	256	—
Morgan Stanley & Co. International	7/3/2024	66,540	USD	462,373	DKK	86	—
Morgan Stanley & Co. International	7/3/2024	532,235	USD	495,864	EUR	768	—
Morgan Stanley & Co. International	7/3/2024	579,548	USD	456,779	GBP	2,130	—
Morgan Stanley & Co. International	7/3/2024	65,697	USD	244,542	ILS	781	—
Morgan Stanley & Co. International	7/3/2024	817,926	USD	130,495,674	JPY	6,565	—
Morgan Stanley & Co. International	7/3/2024	137,526	USD	1,450,635	NOK	1,281	—
Morgan Stanley & Co. International	7/3/2024	192,000	USD	2,009,060	SEK	2,281	—
Morgan Stanley & Co. International	7/3/2024	50,667	USD	68,520	SGD	106	—
Royal Bank of Canada	7/3/2024	7,356,781	AUD	4,913,381	USD	—	(42)
Royal Bank of Canada	7/3/2024	636,829	CHF	708,784	USD	—	(9)
Royal Bank of Canada	7/3/2024	7,705,377	DKK	1,107,444	USD	—	(1)
Royal Bank of Canada	7/3/2024	8,264,688	EUR	8,858,183	USD	—	(95)
Royal Bank of Canada	7/3/2024	7,630,291	GBP	9,645,619	USD	—	(114)
Royal Bank of Canada	7/3/2024	4,118,933	ILS	1,093,420	USD	—	(15)
Royal Bank of Canada	7/3/2024	2,189,461,295	JPY	13,613,039	USD	1	—
Royal Bank of Canada	7/3/2024	24,370,110	NOK	2,288,906	USD	—	(35)
Royal Bank of Canada	7/3/2024	33,839,295	SEK	3,195,536	USD	—	(40)
Royal Bank of Canada	7/3/2024	1,142,779	SGD	843,267	USD	—	(3)
Royal Bank of Canada	7/3/2024	4,871,057	USD	7,318,229	AUD	—	(16,534)
Royal Bank of Canada	7/3/2024	702,679	USD	631,842	CHF	—	(545)
Royal Bank of Canada	7/3/2024	1,097,905	USD	7,531,400	DKK	15,466	—
Royal Bank of Canada	7/3/2024	8,781,879	USD	8,079,058	EUR	122,749	—
Royal Bank of Canada	7/3/2024	9,562,531	USD	7,509,631	GBP	69,554	—
Royal Bank of Canada	7/3/2024	1,084,001	USD	4,028,391	ILS	14,631	—
Royal Bank of Canada	7/3/2024	13,495,776	USD	2,111,489,340	JPY	367,529	—
Royal Bank of Canada	7/3/2024	2,269,190	USD	23,813,960	NOK	32,554	—
Royal Bank of Canada	7/3/2024	3,168,010	USD	33,271,493	SEK	26,133	—
Royal Bank of Canada	7/3/2024	836,003	USD	1,128,470	SGD	3,297	—
Royal Bank of Canada	8/5/2024	184,481	USD	1,281,184	DKK	—	(4)
Royal Bank of Canada	8/5/2024	1,393,329	USD	1,297,966	EUR	5	—
Royal Bank of Canada	8/5/2024	1,357,758	USD	1,073,860	GBP	9	—
Royal Bank of Canada	8/5/2024	1,041,315	USD	3,917,446	ILS	—	(31)
Royal Bank of Canada	8/5/2024	5,985,300	USD	957,838,931	JPY	—	(32)
Royal Bank of Canada	8/5/2024	990,925	USD	10,541,667	NOK	1	—
Royal Bank of Canada	8/5/2024	1,375,025	USD	14,537,302	SEK	5	—
Royal Bank of Canada	8/5/2024	841,992	USD	1,139,283	SGD	—	(13)
Royal Bank of Canada	8/6/2024	1,611,191	USD	2,410,234	AUD	9	—
Royal Bank of Canada	8/6/2024	121,334	USD	108,574	CHF	—	(1)
						$3,333,485	$(103,722)

^   Amount represents less than $1.
See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (concluded) WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$285,656,828	$—	$—	$285,656,828
Investment of Cash Collateral for Securities Loaned	—	13,535,935	—	13,535,935
Total Investments in Securities	$285,656,828	$13,535,935	$—	$299,192,763
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3,333,485	$—	$3,333,485
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(103,722)	$—	$(103,722)
Total – Net	$285,656,828	$16,765,698	$—	$302,422,526

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 100.4%
Argentina – 0.1%
Banks – 0.1%
Grupo Financiero Galicia SA, ADR*	1,392	$42,539
Brazil – 5.9%
Aerospace & Defense – 0.1%
Embraer SA*	10,135	65,962
Banks – 0.3%
Banco Bradesco SA	24,869	50,101
Banco Santander Brasil SA	6,674	32,995
Itau Unibanco Holding SA	7,903	39,967
Itausa SA	17,752	31,449
Total Banks		154,512
Beverages – 0.3%
Ambev SA	72,600	149,136
Broadline Retail – 1.5%
MercadoLibre, Inc.*	492	808,553
Capital Markets – 0.3%
B3 SA – Brasil Bolsa Balcao	89,230	164,501
Commercial Services & Supplies – 0.0%
GPS Participacoes & Empreendimentos SA(a)	6,697	20,786
Consumer Staples Distribution & Retail – 0.3%
Atacadao SA*	8,764	14,232
Raia Drogasil SA	18,289	84,556
Sendas Distribuidora SA*	20,904	38,914
Total Consumer Staples Distribution & Retail		137,702
Containers & Packaging – 0.1%
Klabin SA	15,542	59,992
Diversified Telecommunication Services – 0.1%
Telefonica Brasil SA	6,125	49,997
Electric Utilities – 0.3%
CPFL Energia SA	3,308	19,493
Energisa SA	3,492	28,681
Equatorial Energia SA	15,194	83,951
Transmissora Alianca de Energia Eletrica SA	3,695	22,771
Total Electric Utilities		154,896
Electrical Equipment – 0.3%
WEG SA	23,479	178,340
Food Products – 0.1%
BRF SA*	13,260	54,120
Ground Transportation – 0.3%
Localiza Rent a Car SA	13,935	105,370
Rumo SA	20,072	74,875
Total Ground Transportation		180,245
Health Care Providers & Services – 0.3%
Hapvida Participacoes & Investimentos SA*(a)	75,976	52,388
Rede D’Or Sao Luiz SA(a)	16,775	82,147
Total Health Care Providers & Services		134,535
Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.0%
Smartfit Escola de Ginastica e Danca SA	3,911	$15,209
Household Durables – 0.0%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	4,825	16,374
Independent Power & Renewable Electricity Producers – 0.2%
Eneva SA*	22,503	51,452
Engie Brasil Energia SA	4,452	35,499
Total Independent Power & Renewable Electricity Producers		86,951
Insurance – 0.0%
Porto Seguro SA	3,585	19,976
Metals & Mining – 0.0%
Cia Siderurgica Nacional SA	10,125	23,533
Oil, Gas & Consumable Fuels – 0.4%
3R Petroleum Oleo & Gas SA	3,627	17,944
Cosan SA	20,033	48,834
PRIO SA	12,853	101,261
Ultrapar Participacoes SA	12,214	47,497
Total Oil, Gas & Consumable Fuels		215,536
Paper & Forest Products – 0.2%
Suzano SA	12,033	123,505
Personal Care Products – 0.1%
Natura & Co. Holding SA	13,178	36,869
Pharmaceuticals – 0.1%
Hypera SA	7,042	36,386
Real Estate Management & Development – 0.1%
Allos SA	6,832	25,978
Multiplan Empreendimentos Imobiliarios SA	5,223	21,195
Total Real Estate Management & Development		47,173
Software – 0.1%
TOTVS SA	7,158	39,215
Specialty Retail – 0.2%
Lojas Renner SA	15,151	34,042
Vibra Energia SA	20,169	75,891
Total Specialty Retail		109,933
Transportation Infrastructure – 0.1%
CCR SA	15,560	32,608
Santos Brasil Participacoes SA	11,886	29,210
Total Transportation Infrastructure		61,818
Water Utilities – 0.0%
Cia de Sanena do Parana	3,866	19,182
Wireless Telecommunication Services – 0.1%
TIM SA	13,677	39,102
Total Brazil		3,204,039
Chile – 0.5%
Banks – 0.2%
Banco de Chile	470,978	52,395

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Banco de Credito & Inversiones SA	820	$23,004
Banco Santander Chile	634,363	29,705
Total Banks		105,104
Broadline Retail – 0.1%
Falabella SA*	9,088	27,930
Consumer Staples Distribution & Retail – 0.0%
Cencosud SA	8,203	15,425
Electric Utilities – 0.0%
Enel Americas SA	193,937	17,998
Oil, Gas & Consumable Fuels – 0.1%
Empresas Copec SA	4,019	30,869
Paper & Forest Products – 0.1%
Empresas CMPC SA	14,159	26,550
Passenger Airlines – 0.0%
Latam Airlines Group SA	1,710,978	23,274
Total Chile		247,150
Czech Republic – 0.1%
Banks – 0.1%
Komercni Banka AS	2,064	69,113
Hungary – 0.3%
Banks – 0.1%
OTP Bank Nyrt	2,232	110,998
Oil, Gas & Consumable Fuels – 0.1%
MOL Hungarian Oil & Gas PLC	4,294	33,538
Pharmaceuticals – 0.1%
Richter Gedeon Nyrt	1,180	30,678
Total Hungary		175,214
India – 29.8%
Air Freight & Logistics – 0.0%
Delhivery Ltd.*	4,630	22,218
Automobile Components – 0.9%
Apollo Tyres Ltd.	4,356	28,308
Balkrishna Industries Ltd.	1,054	40,814
Bharat Forge Ltd.	2,672	53,523
Bosch Ltd.	88	35,970
Exide Industries Ltd.	4,893	33,123
Motherson Sumi Wiring India Ltd.	21,193	19,140
MRF Ltd.	31	48,127
Samvardhana Motherson International Ltd.	26,204	59,804
Sona Blw Precision Forgings Ltd.(a)	5,291	40,672
Sundram Fasteners Ltd.	1,159	18,806
Tube Investments of India Ltd.	1,133	57,871
UNO Minda Ltd.	2,526	33,081
Total Automobile Components		469,239
Automobiles – 2.0%
Bajaj Auto Ltd.	783	89,220
Eicher Motors Ltd.	1,525	85,459
Hero MotoCorp Ltd.	1,330	88,993
Investments	Shares	Value
Mahindra & Mahindra Ltd.	10,490	$360,619
Maruti Suzuki India Ltd.	1,409	203,336
Tata Motors Ltd.	17,872	212,128
TVS Motor Co. Ltd.	2,335	66,220
Total Automobiles		1,105,975
Banks – 5.2%
AU Small Finance Bank Ltd.(a)	3,384	27,273
Axis Bank Ltd.	24,266	368,191
Bandhan Bank Ltd.(a)	7,873	19,240
Federal Bank Ltd.	20,527	43,633
HDFC Bank Ltd.	59,679	1,205,067
ICICI Bank Ltd.	54,209	779,843
IDFC First Bank Ltd.*	35,649	35,124
IndusInd Bank Ltd.	6,238	109,555
Kotak Mahindra Bank Ltd.	11,349	245,319
Total Banks		2,833,245
Beverages – 0.4%
Radico Khaitan Ltd.	1,104	23,651
United Breweries Ltd.	833	19,840
United Spirits Ltd.	3,149	48,205
Varun Beverages Ltd.	4,978	97,277
Total Beverages		188,973
Biotechnology – 0.1%
Biocon Ltd.	6,879	28,964
Building Products – 0.1%
Astral Ltd.	1,216	34,718
Blue Star Ltd.	1,297	25,424
Kajaria Ceramics Ltd.	830	14,016
Total Building Products		74,158
Capital Markets – 0.2%
360 ONE WAM Ltd.	1,931	22,697
Angel One Ltd.	556	17,349
CRISIL Ltd.	234	11,932
HDFC Asset Management Co. Ltd.(a)	1,105	52,917
Multi Commodity Exchange of India Ltd.	351	16,517
Total Capital Markets		121,412
Chemicals – 1.2%
Aarti Industries Ltd.	2,730	22,467
Asian Paints Ltd.	4,700	164,415
Atul Ltd.	147	11,422
Berger Paints India Ltd.	2,639	15,957
Carborundum Universal Ltd.	1,025	20,525
Castrol India Ltd.	4,379	10,535
Coromandel International Ltd.	1,675	32,156
Deepak Nitrite Ltd.	867	26,013
Gujarat Fluorochemicals Ltd.	509	19,486
Linde India Ltd.	200	19,905
Navin Fluorine International Ltd.	250	10,716
PI Industries Ltd.	845	38,494
Pidilite Industries Ltd.	1,692	64,098

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Solar Industries India Ltd.	286	$34,369
SRF Ltd.	1,471	42,973
Supreme Industries Ltd.	727	51,926
Tata Chemicals Ltd.	1,222	16,165
UPL Ltd.	6,665	45,627
Total Chemicals		647,249
Construction & Engineering – 0.7%
Kalpataru Projects International Ltd.	867	12,224
KEC International Ltd.	1,225	13,029
Larsen & Toubro Ltd.	7,275	309,579
NCC Ltd.	5,140	19,506
Voltas Ltd.	2,575	45,461
Total Construction & Engineering		399,799
Construction Materials – 0.9%
ACC Ltd.	1,007	31,628
Ambuja Cements Ltd.	7,761	62,381
Dalmia Bharat Ltd.	893	19,420
Grasim Industries Ltd.	3,841	123,007
JK Cement Ltd.	492	25,896
Ramco Cements Ltd.	1,502	15,066
Shree Cement Ltd.	119	39,773
UltraTech Cement Ltd.	1,257	175,884
Total Construction Materials		493,055
Consumer Staples Distribution & Retail – 0.2%
Avenue Supermarts Ltd.*(a)	1,581	89,428
Diversified Telecommunication Services – 0.2%
HFCL Ltd.	11,455	15,546
Indus Towers Ltd.*	10,062	45,286
Tata Communications Ltd.	1,170	26,020
Total Diversified Telecommunication Services		86,852
Electric Utilities – 0.3%
Adani Energy Solutions Ltd.*	4,134	49,444
Tata Power Co. Ltd.	15,790	83,431
Torrent Power Ltd.	1,806	32,452
Total Electric Utilities		165,327
Electrical Equipment – 0.6%
ABB India Ltd.	532	54,171
CG Power & Industrial Solutions Ltd.	6,371	53,841
Havells India Ltd.	2,686	58,701
KEI Industries Ltd.	584	30,954
Polycab India Ltd.	474	38,309
Suzlon Energy Ltd.*	115,464	73,194
Total Electrical Equipment		309,170
Electronic Equipment, Instruments & Components – 0.1%
Honeywell Automation India Ltd.	34	23,123
Redington Ltd.	5,969	15,334
Total Electronic Equipment, Instruments & Components		38,457
Investments	Shares	Value
Entertainment – 0.0%
PVR Inox Ltd.*	966	$16,535
Financial Services – 0.5%
Aditya Birla Capital Ltd.*	4,644	13,294
Bajaj Finserv Ltd.	4,450	84,752
Bajaj Holdings & Investment Ltd.	340	34,806
Jio Financial Services Ltd.*	30,769	132,153
Total Financial Services		265,005
Food Products – 0.6%
Britannia Industries Ltd.	1,277	83,853
Marico Ltd.	5,443	40,013
Nestle India Ltd.	3,846	117,687
Patanjali Foods Ltd.	1,040	19,848
Tata Consumer Products Ltd.	6,083	80,057
Total Food Products		341,458
Gas Utilities – 0.1%
Adani Total Gas Ltd.	3,570	38,360
Gujarat Gas Ltd.	1,750	13,189
Total Gas Utilities		51,549
Health Care Providers & Services – 0.5%
Apollo Hospitals Enterprise Ltd.	1,146	85,010
Dr. Lal PathLabs Ltd.(a)	429	14,306
Fortis Healthcare Ltd.	7,001	39,909
Global Health Ltd.*	1,008	15,815
Krishna Institute of Medical Sciences Ltd.*(a)	581	14,523
Max Healthcare Institute Ltd.	8,991	101,423
Narayana Hrudayalaya Ltd.(b)	789	11,399
Total Health Care Providers & Services		282,385
Hotels, Restaurants & Leisure – 0.5%
EIH Ltd.	1,990	10,245
Indian Hotels Co. Ltd.	9,188	68,871
Jubilant Foodworks Ltd.	3,932	26,559
Zomato Ltd.*	61,077	146,900
Total Hotels, Restaurants & Leisure		252,575
Household Durables – 0.2%
Crompton Greaves Consumer Electricals Ltd.	6,482	31,506
Dixon Technologies India Ltd.(b)	406	58,286
Total Household Durables		89,792
Independent Power & Renewable Electricity Producers – 0.4%
Adani Green Energy Ltd.*	4,368	93,701
Adani Power Ltd.*	8,081	69,639
Jaiprakash Power Ventures Ltd.*	52,127	12,252
JSW Energy Ltd.	4,258	37,505
Total Independent Power & Renewable Electricity Producers		213,097
Industrial Conglomerates – 0.2%
Apar Industries Ltd.	167	16,970
Siemens Ltd.	927	85,649
Total Industrial Conglomerates		102,619
See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Insurance – 0.5%
HDFC Life Insurance Co. Ltd.(a)	10,569	$75,420
ICICI Lombard General Insurance Co. Ltd.(a)	2,794	59,961
ICICI Prudential Life Insurance Co. Ltd.(a)	3,726	27,065
Max Financial Services Ltd.*	2,414	28,130
PB Fintech Ltd.*	4,083	68,415
Total Insurance		258,991
Interactive Media & Services – 0.1%
Info Edge India Ltd.	814	66,241
IT Services – 3.5%
Coforge Ltd.	751	49,163
Cyient Ltd.	1,061	23,374
HCL Technologies Ltd.	11,541	202,012
Infosys Ltd.	40,114	753,693
LTIMindtree Ltd.(a)	1,048	67,678
Mphasis Ltd.	1,105	32,553
Persistent Systems Ltd.	1,088	55,340
Sonata Software Ltd.	1,772	12,590
Tata Consultancy Services Ltd.	11,043	517,026
Tech Mahindra Ltd.	6,739	115,594
Wipro Ltd.	15,466	95,490
Total IT Services		1,924,513
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	1,327	73,146
Syngene International Ltd.(a)	2,198	18,715
Total Life Sciences Tools & Services		91,861
Machinery – 0.5%
AIA Engineering Ltd.	496	24,855
Ashok Leyland Ltd.	16,888	48,989
Cummins India Ltd.	1,445	68,740
Elgi Equipments Ltd.	2,951	25,425
Grindwell Norton Ltd.	545	17,866
Schaeffler India Ltd.	561	31,892
SKF India Ltd.	265	20,553
Thermax Ltd.	561	36,000
Timken India Ltd.	364	18,672
Total Machinery		292,992
Metals & Mining – 1.1%
APL Apollo Tubes Ltd.	2,356	43,943
Hindalco Industries Ltd.	15,054	125,207
Jindal Stainless Ltd.	3,378	33,319
Jindal Steel & Power Ltd.	3,539	44,325
JSW Steel Ltd.	9,819	109,685
Tata Steel Ltd.	81,244	169,537
Vedanta Ltd.	13,648	74,306
Total Metals & Mining		600,322
Oil, Gas & Consumable Fuels – 2.5%
Reliance Industries Ltd.	36,925	1,386,356
Passenger Airlines – 0.1%
InterGlobe Aviation Ltd.*(a)	1,344	68,149
Investments	Shares	Value
Personal Care Products – 0.9%
Colgate-Palmolive India Ltd.	1,413	$48,177
Dabur India Ltd.	7,131	51,370
Emami Ltd.	2,467	20,393
Godrej Consumer Products Ltd.	4,029	66,476
Hindustan Unilever Ltd.	9,675	286,935
Procter & Gamble Hygiene & Health Care Ltd.	131	26,098
Total Personal Care Products		499,449
Pharmaceuticals – 1.3%
Ajanta Pharma Ltd.	539	14,784
Alkem Laboratories Ltd.	424	25,380
Aurobindo Pharma Ltd.	2,926	42,374
Cipla Ltd.	5,887	104,542
Dr. Reddy’s Laboratories Ltd.	1,328	101,962
Gland Pharma Ltd.*(a)	759	16,610
GlaxoSmithKline Pharmaceuticals Ltd.	455	14,465
Glenmark Pharmaceuticals Ltd.	1,394	20,570
Ipca Laboratories Ltd.	1,942	26,309
JB Chemicals & Pharmaceuticals Ltd.	785	16,518
Laurus Labs Ltd.(a)	5,086	25,894
Lupin Ltd.	2,467	47,967
Sun Pharmaceutical Industries Ltd.	11,461	209,030
Torrent Pharmaceuticals Ltd.	995	33,306
Zydus Lifesciences Ltd.	2,646	34,078
Total Pharmaceuticals		733,789
Professional Services – 0.1%
Computer Age Management Services Ltd.	530	22,962
L&T Technology Services Ltd.(a)	282	16,602
Total Professional Services		39,564
Real Estate Management & Development – 0.6%
Brigade Enterprises Ltd.	1,384	22,380
DLF Ltd.	6,595	65,228
Godrej Properties Ltd.*	1,311	50,434
Macrotech Developers Ltd.(a)	2,556	46,087
Oberoi Realty Ltd.	1,448	30,662
Phoenix Mills Ltd.	1,208	51,982
Prestige Estates Projects Ltd.	1,631	37,018
Total Real Estate Management & Development		303,791
Software – 0.2%
Birlasoft Ltd.	1,610	13,328
KPIT Technologies Ltd.	1,996	39,130
Oracle Financial Services Software Ltd.	275	32,590
Tata Elxsi Ltd.	422	35,432
Total Software		120,480
Specialty Retail – 0.3%
FSN E-Commerce Ventures Ltd.*	14,934	31,599
Trent Ltd.	1,972	129,591
Total Specialty Retail		161,190

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.4%
Bata India Ltd.	544	$9,875
Page Industries Ltd.	82	38,449
Titan Co. Ltd.	4,281	174,767
Total Textiles, Apparel & Luxury Goods		223,091
Trading Companies & Distributors – 0.3%
Adani Enterprises Ltd.	4,100	156,214
Transportation Infrastructure – 0.3%
Adani Ports & Special Economic Zone Ltd.	7,540	133,652
GMR Airports Infrastructure Ltd.*	26,837	31,079
Total Transportation Infrastructure		164,731
Wireless Telecommunication Services – 0.8%
Bharti Airtel Ltd.	26,056	451,221
Total India		16,231,481
Indonesia – 2.4%
Banks – 1.1%
Bank Central Asia Tbk. PT	979,200	593,500
Broadline Retail – 0.1%
GoTo Gojek Tokopedia Tbk. PT*	15,942,000	48,678
Chemicals – 0.2%
Barito Pacific Tbk. PT	459,992	27,810
Chandra Asri Pacific Tbk. PT	115,000	64,786
Total Chemicals		92,596
Construction Materials – 0.0%
Indocement Tunggal Prakarsa Tbk. PT	27,300	12,087
Consumer Staples Distribution & Retail – 0.1%
Sumber Alfaria Trijaya Tbk. PT	376,300	63,195
Diversified Telecommunication Services – 0.0%
Sarana Menara Nusantara Tbk. PT	399,900	17,950
Food Products – 0.2%
Charoen Pokphand Indonesia Tbk. PT	151,600	46,984
Indofood CBP Sukses Makmur Tbk. PT	43,800	27,551
Indofood Sukses Makmur Tbk. PT	82,000	30,421
Total Food Products		104,956
Industrial Conglomerates – 0.2%
Astra International Tbk. PT	366,200	99,741
Metals & Mining – 0.2%
Amman Mineral Internasional PT*	116,000	77,924
Merdeka Copper Gold Tbk. PT*	168,600	24,505
Total Metals & Mining		102,429
Oil, Gas & Consumable Fuels – 0.2%
Adaro Energy Indonesia Tbk. PT	235,700	40,159
United Tractors Tbk. PT	30,300	40,662
Total Oil, Gas & Consumable Fuels		80,821
Paper & Forest Products – 0.0%
Indah Kiat Pulp & Paper Tbk. PT	45,500	24,730
Pharmaceuticals – 0.1%
Kalbe Farma Tbk. PT	347,500	32,363
Investments	Shares	Value
Wireless Telecommunication Services – 0.0%
Indosat Tbk. PT	35,600	$23,262
Total Indonesia		1,296,308
Malaysia – 1.4%
Banks – 0.2%
Hong Leong Bank Bhd.	25,300	102,970
Food Products – 0.2%
Nestle Malaysia Bhd.	2,100	54,086
QL Resources Bhd.	40,600	56,113
Total Food Products		110,199
Hotels, Restaurants & Leisure – 0.1%
Genting Malaysia Bhd.	102,300	55,297
Industrial Conglomerates – 0.1%
Sunway Bhd.	61,800	47,292
Metals & Mining – 0.3%
Press Metal Aluminium Holdings Bhd.	137,300	167,641
Multi-Utilities – 0.4%
YTL Corp. Bhd.	186,700	136,538
YTL Power International Bhd.	99,100	101,253
Total Multi-Utilities		237,791
Specialty Retail – 0.1%
MR DIY Group M Bhd.(a)	146,900	60,410
Total Malaysia		781,600
Mexico – 3.0%
Banks – 0.5%
Banco del Bajio SA(a)	8,516	25,853
Grupo Financiero Banorte SAB de CV, Class O	23,500	183,214
Grupo Financiero Inbursa SAB de CV, Class O*	17,499	41,600
Total Banks		250,667
Beverages – 0.5%
Arca Continental SAB de CV	4,500	44,152
Becle SAB de CV	4,130	7,469
Coca-Cola Femsa SAB de CV	5,615	48,171
Fomento Economico Mexicano SAB de CV	18,000	193,757
Total Beverages		293,549
Chemicals – 0.0%
Orbia Advance Corp. SAB de CV	8,700	12,147
Construction Materials – 0.2%
Cemex SAB de CV, Series CPO	139,204	89,146
GCC SAB de CV	1,458	13,669
Total Construction Materials		102,815
Consumer Finance – 0.0%
Gentera SAB de CV	11,196	13,887
Consumer Staples Distribution & Retail – 0.3%
Grupo Comercial Chedraui SA de CV	2,064	14,343
Wal-Mart de Mexico SAB de CV	46,500	158,327
Total Consumer Staples Distribution & Retail		172,670

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Diversified REITs – 0.1%
Concentradora Fibra Danhos SA de CV	9,348	$10,117
Fibra Uno Administracion SA de CV	27,000	33,194
Total Diversified REITs		43,311
Diversified Telecommunication Services – 0.0%
Operadora De Sites Mexicanos SAB de CV	8,924	8,048
Food Products – 0.2%
Gruma SAB de CV, Class B	1,785	32,584
Grupo Bimbo SAB de CV, Series A	13,692	48,379
Total Food Products		80,963
Hotels, Restaurants & Leisure – 0.0%
Alsea SAB de CV	4,158	14,462
Household Products – 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	17,000	29,425
Industrial Conglomerates – 0.1%
Alfa SAB de CV, Class A	30,800	18,006
Grupo Carso SAB de CV, Series A1	5,200	35,764
Total Industrial Conglomerates		53,770
Industrial REITs – 0.1%
FIBRA Macquarie Mexico(a)	7,753	13,156
Prologis Property Mexico SA de CV	5,767	18,854
Total Industrial REITs		32,010
Insurance – 0.0%
Qualitas Controladora SAB de CV	1,700	17,287
Media – 0.0%
Grupo Televisa SAB, Series CPO	24,400	13,344
Metals & Mining – 0.3%
Grupo Mexico SAB de CV, Series B	28,886	155,460
Industrias Penoles SAB de CV*	1,905	24,769
Total Metals & Mining		180,229
Real Estate Management & Development – 0.0%
Corp. Inmobiliaria Vesta SAB de CV	8,500	25,441
Transportation Infrastructure – 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV	2,700	22,911
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,834	60,005
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,635	49,250
Promotora y Operadora de Infraestructura SAB de CV	2,388	22,104
Total Transportation Infrastructure		154,270
Wireless Telecommunication Services – 0.3%
America Movil SAB de CV, Series B	195,997	166,890
Total Mexico		1,665,185
Philippines – 0.8%
Banks – 0.2%
Bank of the Philippine Islands	18,171	36,925
BDO Unibank, Inc.	18,438	40,331
Investments	Shares	Value
Metropolitan Bank & Trust Co.	16,660	$19,202
Total Banks		96,458
Electric Utilities – 0.0%
Manila Electric Co.	2,910	18,172
Food Products – 0.1%
Monde Nissin Corp.(a)	65,800	10,553
Universal Robina Corp.	8,030	15,235
Total Food Products		25,788
Hotels, Restaurants & Leisure – 0.0%
Jollibee Foods Corp.	4,290	16,543
Industrial Conglomerates – 0.2%
Aboitiz Equity Ventures, Inc.	22,600	14,962
Ayala Corp.	2,710	26,911
GT Capital Holdings, Inc.	850	8,992
SM Investments Corp.	4,600	65,183
Total Industrial Conglomerates		116,048
Real Estate Management & Development – 0.2%
Ayala Land, Inc.	67,200	32,678
SM Prime Holdings, Inc.	103,100	49,783
Total Real Estate Management & Development		82,461
Transportation Infrastructure – 0.1%
International Container Terminal Services, Inc.	7,730	46,135
Wireless Telecommunication Services – 0.0%
PLDT, Inc.	725	17,776
Total Philippines		419,381
Poland – 1.2%
Banks – 0.6%
Alior Bank SA	1,638	41,703
Bank Millennium SA*	11,916	27,804
Bank Polska Kasa Opieki SA	3,214	134,315
mBank SA*	253	40,089
Santander Bank Polska SA	643	86,564
Total Banks		330,475
Construction & Engineering – 0.1%
Budimex SA	210	36,410
Consumer Staples Distribution & Retail – 0.2%
Dino Polska SA*(a)	935	94,476
Diversified Telecommunication Services – 0.0%
Orange Polska SA	13,536	26,210
Entertainment – 0.1%
CD Projekt SA	1,301	44,968
Metals & Mining – 0.1%
Grupa Kety SA	191	42,523
Software – 0.0%
Asseco Poland SA	626	12,465

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.1%
LPP SA	20	$85,024
Total Poland		672,551
Saudi Arabia – 5.2%
Banks – 3.0%
Al Rajhi Bank	50,376	1,074,230
Alinma Bank	31,290	259,388
Arab National Bank	3,331	17,988
Bank Al-Jazira*	12,488	54,724
Bank AlBilad	16,023	138,807
Saudi Awwal Bank	9,417	95,636
Total Banks		1,640,773
Chemicals – 0.2%
Advanced Petrochemical Co.*	3,775	39,193
National Industrialization Co.*	9,675	29,812
Sahara International Petrochemical Co.	8,653	67,580
Total Chemicals		136,585
Consumer Staples Distribution & Retail – 0.1%
Abdullah Al Othaim Markets Co.	11,969	36,370
Nahdi Medical Co.	870	30,565
Total Consumer Staples Distribution & Retail		66,935
Electrical Equipment – 0.0%
Riyadh Cables Group Co.	830	22,080
Food Products – 0.2%
Saudia Dairy & Foodstuff Co.	429	40,252
Savola Group*	6,502	79,117
Total Food Products		119,369
Health Care Providers & Services – 0.7%
Al Hammadi Holding	2,038	24,527
Dallah Healthcare Co.	973	40,148
Dr. Sulaiman Al Habib Medical Services Group Co.	2,161	165,318
Middle East Healthcare Co.*	1,005	23,467
Mouwasat Medical Services Co.	2,377	76,792
National Medical Care Co.	523	29,694
Total Health Care Providers & Services		359,946
Hotels, Restaurants & Leisure – 0.1%
Leejam Sports Co. JSC	578	34,819
Seera Group Holding*	3,624	24,971
Total Hotels, Restaurants & Leisure		59,790
Industrial Conglomerates – 0.1%
Astra Industrial Group	938	41,554
Insurance – 0.1%
Bupa Arabia for Cooperative Insurance Co.	592	38,945
Media – 0.1%
Saudi Research & Media Group*	989	55,360
Oil, Gas & Consumable Fuels – 0.1%
Aldrees Petroleum & Transport Services Co.	1,185	38,030
Investments	Shares	Value
Real Estate Management & Development – 0.1%
Dar Al Arkan Real Estate Development Co.*	12,755	$39,643
Specialty Retail – 0.1%
Jarir Marketing Co.	14,175	47,683
Wireless Telecommunication Services – 0.3%
Etihad Etisalat Co.	9,678	133,370
Mobile Telecommunications Co. Saudi Arabia	11,937	37,546
Total Wireless Telecommunication Services		170,916
Total Saudi Arabia		2,837,609
South Africa – 3.1%
Banks – 1.0%
Absa Group Ltd.	9,946	86,306
Capitec Bank Holdings Ltd.	1,133	163,124
Nedbank Group Ltd.	6,404	89,926
Standard Bank Group Ltd.	16,362	188,898
Total Banks		528,254
Broadline Retail – 0.1%
Woolworths Holdings Ltd.	10,257	34,703
Capital Markets – 0.0%
Investec Ltd.	3,206	23,225
Consumer Staples Distribution & Retail – 0.2%
Clicks Group Ltd.	3,084	58,160
Shoprite Holdings Ltd.	5,364	83,436
Total Consumer Staples Distribution & Retail		141,596
Financial Services – 0.5%
FirstRand Ltd.	63,718	268,341
Food Products – 0.0%
Tiger Brands Ltd.	2,424	26,413
Insurance – 0.4%
Discovery Ltd.	5,345	39,426
Momentum Metropolitan Holdings	15,334	19,230
Old Mutual Ltd.	59,849	40,610
Sanlam Ltd.	22,739	100,769
Total Insurance		200,035
Media – 0.0%
MultiChoice Group*	3,803	22,201
Metals & Mining – 0.5%
Anglo American Platinum Ltd.	319	10,512
Gold Fields Ltd.	8,958	134,135
Harmony Gold Mining Co. Ltd.	5,341	49,154
Impala Platinum Holdings Ltd.	10,668	53,030
Kumba Iron Ore Ltd.	833	20,056
Sibanye Stillwater Ltd.	24,765	26,745
Total Metals & Mining		293,632
Oil, Gas & Consumable Fuels – 0.1%
Exxaro Resources Ltd.	3,445	33,582
Pharmaceuticals – 0.1%
Aspen Pharmacare Holdings Ltd.	4,222	53,945
See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Specialty Retail – 0.1%
Mr. Price Group Ltd.	3,665	$41,331
Wireless Telecommunication Services – 0.1%
Vodacom Group Ltd.	8,288	44,259
Total South Africa		1,711,517
South Korea – 15.4%
Aerospace & Defense – 0.1%
Hanwha Aerospace Co. Ltd.	313	56,733
LIG Nex1 Co. Ltd.	138	22,056
Total Aerospace & Defense		78,789
Air Freight & Logistics – 0.1%
Hyundai Glovis Co. Ltd.	256	40,729
Automobile Components – 0.1%
Hankook Tire & Technology Co. Ltd.	871	28,601
Automobiles – 0.5%
Hyundai Motor Co.	1,312	281,177
Banks – 1.1%
BNK Financial Group, Inc.	3,359	20,669
DGB Financial Group, Inc.	2,472	14,403
Hana Financial Group, Inc.	2,620	115,535
KakaoBank Corp.	3,317	48,918
KB Financial Group, Inc.	3,261	185,970
Shinhan Financial Group Co. Ltd.	4,454	155,801
Woori Financial Group, Inc.	6,505	69,421
Total Banks		610,717
Biotechnology – 0.5%
Alteogen, Inc.*	309	62,968
Celltrion, Inc.	1,671	211,591
Total Biotechnology		274,559
Capital Markets – 0.2%
KIWOOM Securities Co. Ltd.	119	10,884
Korea Investment Holdings Co. Ltd.	422	21,460
Mirae Asset Securities Co. Ltd.	3,325	17,682
NH Investment & Securities Co. Ltd.	1,324	12,206
Samsung Securities Co. Ltd.	628	18,158
Total Capital Markets		80,390
Chemicals – 0.4%
Enchem Co. Ltd.*	88	14,384
Hansol Chemical Co. Ltd.	98	13,007
Hanwha Solutions Corp.	779	15,620
ISU Specialty Chemical*	243	8,421
Kum Yang Co. Ltd.*	241	15,057
Kumho Petrochemical Co. Ltd.	204	21,712
LG Chem Ltd.	432	108,431
Lotte Chemical Corp.	187	15,582
SKC Co. Ltd.*	221	27,069
Total Chemicals		239,283
Investments	Shares	Value
Construction & Engineering – 0.1%
Samsung E&A Co. Ltd.*	1,452	$25,475
Diversified Telecommunication Services – 0.1%
KT Corp.	1,188	32,278
LG Uplus Corp.	2,130	15,196
Total Diversified Telecommunication Services		47,474
Electrical Equipment – 0.8%
CS Wind Corp.	356	12,802
Doosan Enerbility Co. Ltd.*	4,932	72,018
Ecopro BM Co. Ltd.*	452	60,092
Ecopro Co. Ltd.*	850	55,637
HD Hyundai Electric Co. Ltd.	190	42,790
L&F Co. Ltd.*	239	23,492
LG Energy Solution Ltd.*	370	87,762
LS Corp.	189	19,758
POSCO Future M Co. Ltd.	305	57,278
Shinsung Delta Tech Co. Ltd.	217	9,790
Total Electrical Equipment		441,419
Electronic Equipment, Instruments & Components – 0.4%
LG Display Co. Ltd.*	2,909	24,240
LG Innotek Co. Ltd.	184	36,359
Samsung Electro-Mechanics Co. Ltd.	545	62,557
Samsung SDI Co. Ltd.	425	109,299
Total Electronic Equipment, Instruments & Components		232,455
Entertainment – 0.2%
HYBE Co. Ltd.	185	27,216
Krafton, Inc.*	324	66,259
NCSoft Corp.	147	19,212
Netmarble Corp.*(a)	292	11,392
Total Entertainment		124,079
Financial Services – 0.1%
Meritz Financial Group, Inc.	1,146	65,854
Food Products – 0.1%
CJ CheilJedang Corp.	81	22,685
Orion Corp.	253	16,946
Total Food Products		39,631
Health Care Equipment & Supplies – 0.1%
HLB, Inc.*	1,203	51,126
Household Durables – 0.2%
Coway Co. Ltd.	661	30,829
LG Electronics, Inc.	1,021	82,259
Total Household Durables		113,088
Industrial Conglomerates – 0.2%
GS Holdings Corp.	510	17,377
LG Corp.	1,133	66,342
SK, Inc.	354	40,710
Total Industrial Conglomerates		124,429

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Insurance – 0.4%
DB Insurance Co. Ltd.	543	$45,168
Hyundai Marine & Fire Insurance Co. Ltd.	656	16,442
Samsung Fire & Marine Insurance Co. Ltd.	324	91,562
Samsung Life Insurance Co. Ltd.	882	56,707
Total Insurance		209,879
Interactive Media & Services – 0.5%
Kakao Corp.	3,135	92,581
NAVER Corp.	1,590	192,787
Total Interactive Media & Services		285,368
IT Services – 0.1%
Posco DX Co. Ltd.	549	15,295
Samsung SDS Co. Ltd.	374	40,348
Total IT Services		55,643
Life Sciences Tools & Services – 0.2%
Samsung Biologics Co. Ltd.*(a)	188	99,292
Machinery – 0.3%
Doosan Bobcat, Inc.	564	21,020
HD Hyundai Heavy Industries Co. Ltd.*	238	26,921
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	439	50,645
Hyundai Rotem Co. Ltd.	867	25,698
Samsung Heavy Industries Co. Ltd.*	6,908	46,923
Total Machinery		171,207
Media – 0.0%
Cheil Worldwide, Inc.	785	10,493
Metals & Mining – 0.5%
Hyundai Steel Co.	901	19,015
Korea Zinc Co. Ltd.	118	44,148
POSCO Holdings, Inc.	706	186,181
Total Metals & Mining		249,344
Oil, Gas & Consumable Fuels – 0.2%
HD Hyundai Co. Ltd.	493	26,682
S-Oil Corp.	494	23,866
SK Innovation Co. Ltd.*	420	35,425
Total Oil, Gas & Consumable Fuels		85,973
Passenger Airlines – 0.1%
Hanjin Kal Corp.	398	18,679
Korean Air Lines Co. Ltd.	1,673	28,258
Total Passenger Airlines		46,937
Personal Care Products – 0.1%
Amorepacific Corp.	306	37,191
LG H&H Co. Ltd.	80	20,080
Total Personal Care Products		57,271
Pharmaceuticals – 0.2%
Celltrion Pharm, Inc.*	244	15,741
Hanmi Pharm Co. Ltd.	89	17,490
Hanmi Science Co. Ltd.	409	9,226
Investments	Shares	Value
SK Biopharmaceuticals Co. Ltd.*	288	$16,215
Yuhan Corp.	600	35,263
Total Pharmaceuticals		93,935
Semiconductors & Semiconductor Equipment – 1.8%
DB HiTek Co. Ltd.	454	16,128
Eo Technics Co. Ltd.	100	13,578
Hanmi Semiconductor Co. Ltd.	526	65,841
HPSP Co. Ltd.	304	8,646
LEENO Industrial, Inc.	90	15,365
SK Hynix, Inc.	4,992	857,689
Total Semiconductors & Semiconductor Equipment		977,247
Specialty Retail – 0.0%
Hotel Shilla Co. Ltd.	356	13,862
Technology Hardware, Storage & Peripherals – 5.5%
CosmoAM&T Co. Ltd.*	260	27,237
Samsung Electronics Co. Ltd.	50,328	2,979,827
Total Technology Hardware, Storage & Peripherals		3,007,064
Textiles, Apparel & Luxury Goods – 0.0%
Fila Holdings Corp.	486	14,158
Tobacco – 0.1%
KT&G Corp.	961	61,577
Trading Companies & Distributors – 0.1%
Posco International Corp.	572	27,177
Wireless Telecommunication Services – 0.0%
SK Telecom Co. Ltd.	616	23,047
Total South Korea		8,388,749
Taiwan – 28.1%
Automobile Components – 0.1%
Cheng Shin Rubber Industry Co. Ltd.	24,000	36,583
Tong Yang Industry Co. Ltd.	5,000	16,645
Total Automobile Components		53,228
Automobiles – 0.1%
Sanyang Motor Co. Ltd.	5,000	12,160
Yulon Motor Co. Ltd.	7,000	14,414
Total Automobiles		26,574
Banks – 1.5%
CTBC Financial Holding Co. Ltd.	209,000	243,844
E.Sun Financial Holding Co. Ltd.	176,144	155,015
Far Eastern International Bank	38,000	19,444
First Financial Holding Co. Ltd.	121,000	104,807
King’s Town Bank Co. Ltd.	13,000	24,404
Shanghai Commercial & Savings Bank Ltd.	52,392	74,369
SinoPac Financial Holdings Co. Ltd.	133,938	104,867
Taichung Commercial Bank Co. Ltd.	35,159	19,833
Taishin Financial Holding Co. Ltd.	132,226	76,829
Union Bank of Taiwan	31,600	15,926
Total Banks		839,338

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Biotechnology – 0.1%
PharmaEssentia Corp.*	3,000	$51,786
Capital Markets – 0.1%
Capital Securities Corp.	20,000	15,474
IBF Financial Holdings Co. Ltd.*	30,000	14,888
Total Capital Markets		30,362
Chemicals – 0.4%
Formosa Plastics Corp.	57,000	101,028
Nan Ya Plastics Corp.	68,000	103,337
Total Chemicals		204,365
Communications Equipment – 0.2%
Accton Technology Corp.	6,000	102,646
Arcadyan Technology Corp.	2,000	9,987
Wistron NeWeb Corp.	4,143	20,561
Total Communications Equipment		133,194
Construction & Engineering – 0.0%
United Integrated Services Co. Ltd.	1,000	11,282
Construction Materials – 0.2%
Asia Cement Corp.	28,000	37,847
TCC Group Holdings	73,000	76,957
Total Construction Materials		114,804
Consumer Staples Distribution & Retail – 0.1%
President Chain Store Corp.	6,000	50,583
Containers & Packaging – 0.0%
Taiwan Hon Chuan Enterprise Co. Ltd.	3,000	15,859
Electrical Equipment – 0.4%
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,000	23,180
Fortune Electric Co. Ltd.	2,000	58,259
Shihlin Electric & Engineering Corp.	3,000	27,419
Tatung Co. Ltd.*	18,000	31,626
Voltronic Power Technology Corp.	1,000	59,338
Walsin Lihwa Corp.	38,000	41,582
Total Electrical Equipment		241,404
Electronic Equipment, Instruments & Components – 3.4%
AUO Corp.	81,000	44,443
Chroma ATE, Inc.	4,000	39,209
Compeq Manufacturing Co. Ltd.	13,000	32,619
Delta Electronics, Inc.	20,000	238,891
Elite Material Co. Ltd.	3,000	43,925
Genius Electronic Optical Co. Ltd.	1,000	20,406
Gold Circuit Electronics Ltd.	4,000	25,523
Hon Hai Precision Industry Co. Ltd.	129,000	850,947
Innolux Corp.	116,288	51,438
Largan Precision Co. Ltd.	1,000	84,614
Lotes Co. Ltd.	1,000	50,244
Nan Ya Printed Circuit Board Corp.	3,000	17,200
Primax Electronics Ltd.	4,000	11,615
Sinbon Electronics Co. Ltd.	2,000	18,002
Investments	Shares	Value
Synnex Technology International Corp.	14,000	$31,546
Tripod Technology Corp.	5,000	33,676
Unimicron Technology Corp.	15,000	83,227
Walsin Technology Corp.	4,000	14,549
WPG Holdings Ltd.	17,000	47,057
WT Microelectronics Co. Ltd.	5,296	20,243
Yageo Corp.	4,000	90,008
Total Electronic Equipment, Instruments & Components		1,849,382
Financial Services – 0.2%
Yuanta Financial Holding Co. Ltd.	135,945	134,304
Food Products – 0.3%
Great Wall Enterprise Co. Ltd.	10,000	17,632
Lien Hwa Industrial Holdings Corp.	14,000	29,474
Uni-President Enterprises Corp.	53,000	132,821
Total Food Products		179,927
Household Durables – 0.0%
Nien Made Enterprise Co. Ltd.	2,000	24,043
Industrial Conglomerates – 0.1%
Far Eastern New Century Corp.	39,000	42,376
Insurance – 1.0%
Cathay Financial Holding Co. Ltd.	104,101	189,324
China Development Financial Holding Corp.*	174,000	80,989
Fubon Financial Holding Co. Ltd.	90,312	220,759
Shin Kong Financial Holding Co. Ltd.*	187,000	56,720
Total Insurance		547,792
Leisure Products – 0.1%
Giant Manufacturing Co. Ltd.	4,036	26,375
Merida Industry Co. Ltd.	2,000	13,347
Total Leisure Products		39,722
Machinery – 0.1%
Hiwin Technologies Corp.	4,000	26,263
Marine Transportation – 0.1%
Wan Hai Lines Ltd.	16,000	43,697
Metals & Mining – 0.1%
Century Iron & Steel Industrial Co. Ltd.	2,000	18,618
TA Chen Stainless Pipe	21,200	23,460
Total Metals & Mining		42,078
Oil, Gas & Consumable Fuels – 0.1%
Formosa Petrochemical Corp.	18,000	35,954
Paper & Forest Products – 0.0%
YFY, Inc.	15,000	14,218
Passenger Airlines – 0.1%
Eva Airways Corp.	30,000	35,279
Real Estate Management & Development – 0.1%
Highwealth Construction Corp.	16,910	27,157
Ruentex Development Co. Ltd.	20,350	27,350
Total Real Estate Management & Development		54,507

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 16.4%
AP Memory Technology Corp.	1,000	$11,914
ASE Technology Holding Co. Ltd.	32,000	166,207
Elan Microelectronics Corp.	4,000	18,988
Faraday Technology Corp.	2,077	21,512
Global Unichip Corp.	1,000	49,474
Jentech Precision Industrial Co. Ltd.	1,000	36,990
King Yuan Electronics Co. Ltd.	12,000	44,018
Macronix International Co. Ltd.	27,000	21,680
MediaTek, Inc.	16,000	690,474
Nanya Technology Corp.*	14,000	30,079
Novatek Microelectronics Corp.	7,000	130,758
Powerchip Semiconductor Manufacturing Corp.*	40,000	33,044
Powertech Technology, Inc.	6,000	34,770
Realtek Semiconductor Corp.	5,000	84,151
Taiwan Semiconductor Manufacturing Co. Ltd.	246,000	7,325,062
Topco Scientific Co. Ltd.	2,000	16,953
United Microelectronics Corp.	124,000	212,900
Winbond Electronics Corp.	38,643	30,613
Total Semiconductors & Semiconductor Equipment		8,959,587
Specialty Retail – 0.1%
Hotai Motor Co. Ltd.	4,020	77,075
Technology Hardware, Storage & Peripherals – 2.3%
Acer, Inc.	36,000	51,989
Advantech Co. Ltd.	4,299	49,031
Asia Vital Components Co. Ltd.	3,000	70,743
Asustek Computer, Inc.	8,000	122,806
Chicony Electronics Co. Ltd.	6,000	31,626
Compal Electronics, Inc.	49,000	52,411
Getac Holdings Corp.	4,000	14,056
Gigabyte Technology Co. Ltd.	5,000	47,085
HTC Corp.*	12,000	17,071
Inventec Corp.	34,000	58,481
King Slide Works Co. Ltd.	1,000	38,223
Lite-On Technology Corp., ADR	23,000	75,151
Micro-Star International Co. Ltd.	7,000	38,407
Pegatron Corp.	22,000	70,866
Qisda Corp.	18,000	21,306
Quanta Computer, Inc.	30,000	288,519
Wistron Corp.	32,000	104,557
Wiwynn Corp.	1,000	81,531
Total Technology Hardware, Storage & Peripherals		1,233,859
Textiles, Apparel & Luxury Goods – 0.2%
Eclat Textile Co. Ltd.	2,000	32,613
Feng TAY Enterprise Co. Ltd.	7,360	35,165
Makalot Industrial Co. Ltd.	2,000	25,954
Pou Chen Corp.	28,000	30,208
Total Textiles, Apparel & Luxury Goods		123,940
Investments	Shares	Value
Wireless Telecommunication Services – 0.2%
Far EasTone Telecommunications Co. Ltd.	18,000	$46,662
Taiwan Mobile Co. Ltd.	20,000	65,965
Total Wireless Telecommunication Services		112,627
Total Taiwan		15,349,409
Thailand – 1.8%
Banks – 0.3%
Bangkok Bank PCL, NVDR	9,000	32,005
Bank of Ayudhya PCL, NVDR	28,200	18,904
Kasikornbank PCL, NVDR	17,500	59,847
Tisco Financial Group PCL, NVDR	5,500	14,313
TMBThanachart Bank PCL, NVDR	740,100	34,487
Total Banks		159,556
Broadline Retail – 0.1%
Central Retail Corp. PCL, NVDR	41,900	35,109
Consumer Staples Distribution & Retail – 0.2%
CP ALL PCL, NVDR	66,000	98,917
CP Axtra PCL, NVDR	25,000	18,564
Total Consumer Staples Distribution & Retail		117,481
Diversified Telecommunication Services – 0.1%
True Corp. PCL, NVDR*	270,896	64,591
Electronic Equipment, Instruments & Components – 0.3%
Delta Electronics Thailand PCL, NVDR	67,800	153,807
Food Products – 0.1%
Charoen Pokphand Foods PCL, NVDR*	57,200	35,694
Health Care Providers & Services – 0.1%
Bangkok Dusit Medical Services PCL, NVDR	70,454	51,356
Bumrungrad Hospital PCL, NVDR	6,300	42,404
Total Health Care Providers & Services		93,760
Hotels, Restaurants & Leisure – 0.1%
Minor International PCL, NVDR	42,500	34,744
Independent Power & Renewable Electricity Producers – 0.2%
Gulf Energy Development PCL, NVDR	86,100	95,021
Real Estate Management & Development – 0.1%
Central Pattana PCL, NVDR	22,300	33,574
Specialty Retail – 0.0%
Home Product Center PCL, NVDR	70,600	17,795
Wireless Telecommunication Services – 0.2%
Advanced Info Service PCL, NVDR	15,100	85,998
Intouch Holdings PCL, NVDR	16,800	32,732
Total Wireless Telecommunication Services		118,730
Total Thailand		959,862
Turkey – 1.3%
Automobiles – 0.1%
Ford Otomotiv Sanayi AS	797	27,325
Tofas Turk Otomobil Fabrikasi AS	1,382	14,333
Total Automobiles		41,658
See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024
Investments	Shares	Value
Banks – 0.4%
Akbank TAS	36,177	$70,680
Haci Omer Sabanci Holding AS	15,929	46,888
Turkiye Garanti Bankasi AS	7,145	24,497
Turkiye Is Bankasi AS, Class C	109,997	53,181
Yapi ve Kredi Bankasi AS	34,038	35,093
Total Banks		230,339
Beverages – 0.1%
Coca-Cola Icecek AS	956	24,087
Chemicals – 0.0%
Sasa Polyester Sanayi AS*	12,743	17,056
Construction & Engineering – 0.1%
Enka Insaat ve Sanayi AS	20,142	25,289
Consumer Staples Distribution & Retail – 0.2%
BIM Birlesik Magazalar AS	5,265	87,527
Migros Ticaret AS	1,044	16,878
Total Consumer Staples Distribution & Retail		104,405
Household Durables – 0.0%
Arcelik AS	3,265	17,369
Industrial Conglomerates – 0.2%
KOC Holding AS	14,561	100,735
Turkiye Sise ve Cam Fabrikalari AS	16,354	25,042
Total Industrial Conglomerates		125,777
Oil, Gas & Consumable Fuels – 0.1%
Turkiye Petrol Rafinerileri AS	11,189	56,485
Investments	Shares	Value
Passenger Airlines – 0.0%
Pegasus Hava Tasimaciligi AS*	3,367	$23,406
Wireless Telecommunication Services – 0.1%
Turkcell Iletisim Hizmetleri AS	16,089	49,371
Total Turkey		715,242
TOTAL COMMON STOCKS (Cost: $46,293,058)		54,766,949
RIGHTS – 0.0%
Brazil – 0.0%
Localiza Rent a Car SA, expiring 8/6/24* (Cost: $0)	141	228
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $46,293,058)		54,767,177
Other Assets less Liabilities – (0.4)%		(245,173)
NET ASSETS – 100.0%		$54,522,004

*  Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/1/2024	3,950,369	KRW	2,850	USD	$ 20	$—
Bank of America NA	7/1/2024	1,310,187	TWD	40,227	USD	159	—
HSBC Holdings PLC	7/2/2024	110,000	CZK	4,703	USD	5	—
State Street Bank and Trust	7/1/2024	5,000	BRL	895	USD	5	—
						$189	$—

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets ex-China Fund (XC) June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$54,766,949	$ —	$—	$54,766,949
Rights	228	—	—	228
Total Investments in Securities	$54,767,177	$ —	$—	$54,767,177
Financial Derivative Instruments
Foreign Currency Contracts[1]	$ —	$189	$—	$189
Total – Net	$54,767,177	$189	$—	$54,767,366

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 97.7%
Canada – 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	$29,000	$28,866
Canadian Pacific Railway Co.
4.70%, 5/1/48	7,000	6,088
Total Canada		34,954
Germany – 0.7%
Deutsche Bank AG 4.10%, 1/13/26	120,000	117,463
Switzerland – 0.1%
Novartis Capital Corp. 3.00%, 11/20/25	17,000	16,543
United Kingdom – 1.4%
BAT Capital Corp.
4.70%, 4/2/27	36,000	35,449
2.26%, 3/25/28	108,000	96,791
4.39%, 8/15/37	6,000	5,067
4.54%, 8/15/47	16,000	12,306
4.76%, 9/6/49	7,000	5,522
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	29,000	32,012
RELX Capital, Inc. 4.00%, 3/18/29	29,000	27,880
Reynolds American, Inc. 5.85%, 8/15/45	30,000	27,773
Total United Kingdom		242,800
United States – 95.3%
3M Co.
3.38%, 3/1/29	52,000	48,273
3.13%, 9/19/46	9,000	6,066
AbbVie, Inc.
4.25%, 11/14/28	54,000	52,722
3.20%, 11/21/29	7,000	6,428
4.50%, 5/14/35	14,000	13,220
4.88%, 11/14/48	8,000	7,360
4.25%, 11/21/49	10,000	8,336
Aetna, Inc.
6.63%, 6/15/36	6,000	6,370
3.88%, 8/15/47	35,000	25,478
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	42,137
1.88%, 2/1/33	12,000	9,048
2.95%, 3/15/34	21,000	17,010
Allstate Corp.
5.55%, 5/9/35	31,000	31,467
3.85%, 8/10/49(a)	11,000	8,319
Ally Financial, Inc.
7.10%, 11/15/27	77,000	80,249
2.20%, 11/2/28(a)	6,000	5,201
Investments	Principal Amount	Value
Altria Group, Inc.
4.80%, 2/14/29	$18,000	$17,713
5.80%, 2/14/39	19,000	19,008
5.95%, 2/14/49	20,000	19,640
Amazon.com, Inc.
3.45%, 4/13/29(a)	61,000	57,914
4.25%, 8/22/57	7,000	5,870
2.70%, 6/3/60	9,000	5,304
Amcor Finance USA, Inc.
3.63%, 4/28/26	39,000	37,667
Ameren Corp.
3.50%, 1/15/31	80,000	72,170
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J(a)	9,000	8,647
American Express Co.
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(b)	89,000	89,884
American Homes 4 Rent LP
5.50%, 2/1/34	17,000	16,752
American Honda Finance Corp.
1.30%, 9/9/26	49,000	45,136
American International Group, Inc.
4.38%, 6/30/50	47,000	38,945
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,508
Amgen, Inc.
5.15%, 3/2/28	123,000	123,025
5.25%, 3/2/33	67,000	66,831
5.60%, 3/2/43	22,000	21,693
4.66%, 6/15/51	70,000	59,877
5.65%, 3/2/53	9,000	8,875
Amphenol Corp.
2.80%, 2/15/30	20,000	17,816
Aon Corp./Aon Global Holdings PLC
2.05%, 8/23/31	11,000	8,884
Apple, Inc.
1.65%, 2/8/31	6,000	4,963
3.85%, 5/4/43	7,000	5,868
4.65%, 2/23/46	54,000	49,879
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,456
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,227
AutoZone, Inc.
1.65%, 1/15/31	66,000	52,962
Avery Dennison Corp.
2.65%, 4/30/30	32,000	27,853
Bank of America Corp.
4.45%, 3/3/26	143,000	140,661
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	32,000	29,666
3.25%, 10/21/27	10,000	9,464

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3–month Secured Overnight Financing Rate + 1.302% thereafter)(b)	$138,000	$129,778
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3–month Secured Overnight Financing Rate + 1.442% thereafter)(b)	158,000	143,530
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3–month Secured Overnight Financing Rate + 1.252% thereafter)(b)	49,000	42,368
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	230,000	198,915
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	48,000	39,543
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	10,000	9,439
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	2,000	1,955
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(b)	60,000	59,958
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5–year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	3,000	2,639
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,480
3.30%, 8/23/29	85,000	77,812
Becton Dickinson & Co.
3.79%, 5/20/50	25,000	18,969
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	15,000	15,735
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	3,874
Biogen, Inc.
3.15%, 5/1/50	13,000	8,416
Booking Holdings, Inc.
3.55%, 3/15/28	31,000	29,501
BorgWarner, Inc.
4.38%, 3/15/45	33,000	26,375
Boston Scientific Corp.
4.70%, 3/1/49	10,000	8,919
BP Capital Markets America, Inc.
4.23%, 11/6/28	51,000	49,458
4.81%, 2/13/33	64,000	62,079
Brighthouse Financial, Inc.
5.63%, 5/15/30(a)	9,000	9,005
4.70%, 6/22/47(a)	4,000	3,111
Bristol–Myers Squibb Co.
4.13%, 6/15/39	114,000	98,969
4.25%, 10/26/49	31,000	25,301
Investments	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	$72,000	$69,713
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	21,908
4.30%, 11/15/32	18,000	16,835
3.42%, 4/15/33(c)	142,000	122,495
3.47%, 4/15/34(c)	21,000	17,909
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	136,000	130,754
Brown & Brown, Inc.
4.20%, 3/17/32	31,000	28,332
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	30,438
5.40%, 6/1/41	25,000	24,732
Campbell Soup Co.
2.38%, 4/24/30(a)	20,000	17,243
Capital One Financial Corp.
3.75%, 7/28/26	42,000	40,556
3.80%, 1/31/28	146,000	138,814
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(b)	44,000	43,835
Carrier Global Corp.
3.38%, 4/5/40	76,000	58,939
Caterpillar, Inc.
2.60%, 4/9/30	53,000	47,097
Celanese U.S. Holdings LLC
6.17%, 7/15/27	46,000	46,701
6.33%, 7/15/29	25,000	25,727
Cencora, Inc.
2.80%, 5/15/30	33,000	29,125
CF Industries, Inc.
4.95%, 6/1/43	40,000	34,965
Charles Schwab Corp.
1.15%, 5/13/26	132,000	122,171
Chubb Corp.
6.50%, 5/15/38, Series 1	23,000	25,677
Cigna Group
4.50%, 2/25/26	118,000	116,348
4.38%, 10/15/28	14,000	13,600
5.40%, 3/15/33	20,000	20,097
4.90%, 12/15/48	10,000	8,787
3.40%, 3/15/51	12,000	8,171
5.60%, 2/15/54	27,000	25,889
Cisco Systems, Inc.
5.50%, 1/15/40	6,000	6,102
Citigroup, Inc.
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	194,000	190,081
4.30%, 11/20/26	17,000	16,598

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
4.45%, 9/29/27	$21,000	$20,481
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3–month Secured Overnight Financing Rate + 1.825% thereafter)(b)	12,000	11,591
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3–month Secured Overnight Financing Rate + 1.454% thereafter)(b)	37,000	35,481
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	27,000	25,745
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	22,000	18,350
6.63%, 6/15/32	119,000	127,087
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	57,000	48,389
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(b)	25,000	26,224
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(b)	43,000	43,765
Citizens Financial Group, Inc.
3.25%, 4/30/30	41,000	36,119
Clorox Co.
4.60%, 5/1/32	9,000	8,733
CNA Financial Corp.
4.50%, 3/1/26	34,000	33,497
Coca–Cola Co.
2.25%, 1/5/32	30,000	25,292
3.00%, 3/5/51	16,000	10,820
Comcast Corp.
3.15%, 2/15/28	47,000	44,178
4.15%, 10/15/28	9,000	8,717
4.25%, 10/15/30	12,000	11,512
1.50%, 2/15/31	51,000	40,967
4.25%, 1/15/33	41,000	38,375
2.94%, 11/1/56	135,000	81,555
2.99%, 11/1/63	29,000	17,032
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,580
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	26,184
ConocoPhillips Co.
5.90%, 5/15/38	54,000	56,316
4.03%, 3/15/62	11,000	8,297
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08–B	55,000	61,128
4.50%, 5/15/58	21,000	17,174
3.60%, 6/15/61	6,000	4,171
Constellation Energy Generation LLC 6.50%, 10/1/53	24,000	25,538
Investments	Principal Amount	Value
Continental Resources, Inc.
4.38%, 1/15/28	$40,000	$38,454
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 9/15/27; 5–year Constant Maturity Treasury Rate + 3.846% thereafter)(b)	72,000	72,692
Corning, Inc.
5.45%, 11/15/79	11,000	10,153
CSX Corp.
4.25%, 3/15/29	68,000	66,029
6.00%, 10/1/36	7,000	7,410
4.25%, 11/1/66	8,000	6,242
CubeSmart LP
2.50%, 2/15/32	11,000	9,007
CVS Health Corp.
4.30%, 3/25/28	9,000	8,692
4.78%, 3/25/38	88,000	78,627
5.13%, 7/20/45	7,000	6,165
5.05%, 3/25/48	124,000	106,955
Dell International LLC/EMC Corp.
6.02%, 6/15/26	71,000	71,774
5.30%, 10/1/29	44,000	44,265
3.38%, 12/15/41	8,000	5,858
Devon Energy Corp.
4.50%, 1/15/30(a)	47,000	45,390
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	39,764
4.25%, 3/15/52	6,000	4,654
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(b)	16,000	18,005
Dollar General Corp.
3.88%, 4/15/27	45,000	43,291
Dow Chemical Co.
7.38%, 11/1/29	58,000	63,901
2.10%, 11/15/30(a)	29,000	24,473
DTE Electric Co.
3.00%, 3/1/32, Series A	60,000	51,811
Duke Energy Carolinas LLC
6.05%, 4/15/38	10,000	10,422
Duke Energy Corp.
2.65%, 9/1/26	84,000	79,448
4.50%, 8/15/32	126,000	117,904
Duke Energy Florida LLC
4.20%, 7/15/48	7,000	5,637
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	43,165
4.00%, 4/1/52	10,000	7,602
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,409
eBay, Inc.
4.00%, 7/15/42	59,000	47,240
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
Ecolab, Inc.
4.80%, 3/24/30	$17,000	$16,944
Elevance Health, Inc.
3.65%, 12/1/27	81,000	77,440
4.65%, 1/15/43	8,000	7,069
4.55%, 5/15/52	10,000	8,415
6.10%, 10/15/52	16,000	16,818
5.13%, 2/15/53	18,000	16,575
Energy Transfer LP
6.63%, 10/15/36	20,000	21,165
Entergy Corp.
2.95%, 9/1/26	23,000	21,827
Entergy Louisiana LLC
4.00%, 3/15/33	24,000	21,621
Enterprise Products Operating LLC
2.80%, 1/31/30	62,000	55,421
4.85%, 3/15/44	19,000	17,167
4.80%, 2/1/49	64,000	56,705
3.95%, 1/31/60	10,000	7,403
ERP Operating LP
1.85%, 8/1/31	41,000	33,158
Essential Utilities, Inc.
4.28%, 5/1/49	42,000	33,333
Essex Portfolio LP
2.65%, 3/15/32	10,000	8,271
Evergy, Inc.
2.90%, 9/15/29	7,000	6,260
Eversource Energy
3.30%, 1/15/28, Series M	185,000	172,942
Exelon Corp.
4.10%, 3/15/52	38,000	29,236
5.60%, 3/15/53	27,000	26,000
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,040
2.35%, 3/15/32	43,000	34,349
Exxon Mobil Corp.
4.33%, 3/19/50	54,000	45,545
3.45%, 4/15/51	6,000	4,335
FedEx Corp.
4.20%, 10/17/28	19,000	18,485
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(b)	26,000	25,786
8.25%, 3/1/38	43,000	50,882
Fiserv, Inc. 5.63%, 8/21/33	59,000	59,558
Fortune Brands Innovations, Inc. 4.00%, 3/25/32	39,000	35,451
Fox Corp. 3.50%, 4/8/30	84,000	76,629
Investments	Principal Amount	Value
General Dynamics Corp.
4.25%, 4/1/40	$10,000	$8,800
General Electric Co.
6.75%, 3/15/32, Series A	25,000	27,389
6.88%, 1/10/39, Series A	10,000	11,313
General Mills, Inc.
4.20%, 4/17/28	42,000	40,693
5.50%, 10/17/28	17,000	17,248
Georgia Power Co.
5.13%, 5/15/52	39,000	36,356
Gilead Sciences, Inc.
4.60%, 9/1/35	64,000	60,488
4.15%, 3/1/47	21,000	17,085
Global Payments, Inc.
2.90%, 5/15/30	18,000	15,685
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3–month Secured Overnight Financing Rate + 1.563% thereafter)(b)	46,000	44,302
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	53,000	45,358
6.75%, 10/1/37	40,000	43,216
Halliburton Co.
2.92%, 3/1/30	55,000	49,214
Hartford Financial Services Group, Inc.
6.10%, 10/1/41	7,000	7,251
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,432
HCA, Inc.
4.50%, 2/15/27	62,000	60,616
4.13%, 6/15/29	164,000	155,362
5.25%, 6/15/49	16,000	14,270
Healthpeak OP LLC
3.50%, 7/15/29	41,000	37,893
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,353
4.40%, 3/15/45	8,000	6,933
4.50%, 12/6/48	99,000	85,985
Honeywell International, Inc.
5.70%, 3/15/37	35,000	36,387
HP, Inc.
3.00%, 6/17/27	51,000	47,989
2.65%, 6/17/31	22,000	18,653
6.00%, 9/15/41	12,000	12,269
Humana, Inc.
3.13%, 8/15/29	74,000	67,071
5.75%, 4/15/54	27,000	26,046
Huntington Bancshares, Inc.
2.55%, 2/4/30	86,000	73,641
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	140,000	117,838

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
Intel Corp.
2.00%, 8/12/31	$58,000	$47,258
4.15%, 8/5/32	28,000	26,225
4.90%, 8/5/52	30,000	26,483
4.95%, 3/25/60(a)	82,000	71,907
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	14,331
3.00%, 6/15/50	13,000	8,452
International Paper Co.
5.00%, 9/15/35	42,000	39,777
4.80%, 6/15/44	3,000	2,611
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	11,000	10,762
Jabil, Inc.
3.00%, 1/15/31	41,000	34,937
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.13%, 2/1/28(a)	100,000	98,877
6.50%, 12/1/52	20,000	19,933
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	24,682
JM Smucker Co.
5.90%, 11/15/28(a)	25,000	25,755
4.25%, 3/15/35	7,000	6,271
John Deere Capital Corp.
2.45%, 1/9/30	70,000	61,856
Johnson & Johnson
4.38%, 12/5/33	6,000	5,894
Johnson Controls International PLC
3.90%, 2/14/26	22,000	21,468
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	88,000	86,840
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(b)	47,000	43,893
3.63%, 12/1/27	25,000	23,928
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	38,000	37,077
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(b)	43,000	42,563
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3–month Secured Overnight Financing Rate + 1.552% thereafter)(b)	36,000	34,664
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(b)	34,000	34,127
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	118,000	114,592
Investments	Principal Amount	Value
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3–month Secured Overnight Financing Rate + 3.79% thereafter)(b)	$23,000	$22,201
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3–month Secured Overnight Financing Rate + 2.515% thereafter)(b)	50,000	43,841
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3–month Secured Overnight Financing Rate + 1.25% thereafter)(b)	26,000	21,974
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	3,000	2,916
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	34,000	34,690
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(b)	44,000	43,826
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(b)	43,000	42,794
6.40%, 5/15/38	11,000	12,167
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3–month Secured Overnight Financing Rate + 1.51% thereafter)(b)	12,000	8,195
Kellanova
4.50%, 4/1/46	10,000	8,357
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	34,379
4.50%, 4/15/52	21,000	17,545
KeyCorp
2.55%, 10/1/29	10,000	8,494
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(b)	24,000	21,914
Kilroy Realty LP
2.65%, 11/15/33	36,000	26,486
Kimberly–Clark Corp.
2.88%, 2/7/50	7,000	4,672
Kimco Realty OP LLC
2.80%, 10/1/26	40,000	37,870
KLA Corp.
3.30%, 3/1/50	7,000	4,943
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	93,156
4.38%, 6/1/46	10,000	8,158
Kroger Co.
5.15%, 8/1/43	2,000	1,840
4.45%, 2/1/47	8,000	6,621
L3Harris Technologies, Inc.
5.05%, 4/27/45	5,000	4,628
Laboratory Corp. of America Holdings
1.55%, 6/1/26	36,000	33,473

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
Lear Corp.
3.50%, 5/30/30	$37,000	$33,405
Leidos, Inc.
4.38%, 5/15/30	39,000	36,879
Lincoln National Corp.
3.80%, 3/1/28	36,000	34,414
Lockheed Martin Corp.
4.50%, 5/15/36	74,000	69,563
Louisville Gas & Electric Co.
5.45%, 4/15/33, Series LOU	31,000	31,198
Lowe’s Cos., Inc.
4.05%, 5/3/47	28,000	21,658
4.45%, 4/1/62	118,000	92,008
LYB International Finance III LLC
2.25%, 10/1/30(a)	53,000	44,836
4.20%, 5/1/50	10,000	7,614
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(b)	60,000	55,571
Marathon Petroleum Corp.
6.50%, 3/1/41	17,000	17,699
Markel Group, Inc.
5.00%, 5/20/49	10,000	8,851
Marriott International, Inc.
3.50%, 10/15/32, Series GG	72,000	62,579
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	6,000	3,763
Martin Marietta Materials, Inc.
2.40%, 7/15/31	32,000	26,520
McDonald’s Corp.
4.80%, 8/14/28	45,000	44,737
6.30%, 3/1/38, Series I	8,000	8,593
4.60%, 5/26/45	45,000	39,070
Merck & Co., Inc.
4.00%, 3/7/49	77,000	62,357
Meta Platforms, Inc.
4.95%, 5/15/33(a)	17,000	17,096
5.75%, 5/15/63	33,000	33,969
MetLife, Inc.
4.60%, 5/13/46	63,000	54,960
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,052
5.88%, 2/9/33	77,000	78,772
Microsoft Corp.
2.92%, 3/17/52	51,000	34,667
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	3,756
Mondelez International, Inc.
2.75%, 4/13/30	9,000	7,981
Moody’s Corp.
5.25%, 7/15/44	34,000	32,618
Investments	Principal Amount	Value
Morgan Stanley
5.00%, 11/24/25	$123,000	$122,153
3.95%, 4/23/27	156,000	150,760
3.59%, 7/22/28(b)	45,000	42,799
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3–month Secured Overnight Financing Rate + 1.402% thereafter)(b)	45,000	42,853
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3–month Secured Overnight Financing Rate + 1.89% thereafter)(b)	21,000	20,317
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	23,000	18,826
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	27,000	22,967
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(b)	104,000	102,460
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(b)	51,000	52,348
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	19,000	18,213
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5–year Constant Maturity Treasury Rate + 2.43% thereafter)(b)	51,000	50,759
Mosaic Co.
5.45%, 11/15/33(a)	10,000	9,918
Motorola Solutions, Inc.
4.60%, 5/23/29	43,000	41,918
MPLX LP
4.00%, 3/15/28	27,000	25,843
2.65%, 8/15/30	72,000	62,083
4.50%, 4/15/38	20,000	17,466
4.70%, 4/15/48	56,000	46,507
Nevada Power Co.
6.00%, 3/15/54	25,000	25,456
Newmont Corp.
2.25%, 10/1/30	73,000	62,324
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	21,973
2.25%, 6/1/30	63,000	53,725
5.05%, 2/28/33	17,000	16,546
5.25%, 3/15/34	45,000	44,234
3.00%, 1/15/52	13,000	8,243
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.665% thereafter)(b)	6,000	5,547
NIKE, Inc.
3.38%, 11/1/46	23,000	16,966

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
NiSource, Inc.
5.40%, 6/30/33	$61,000	$60,423
NNN REIT, Inc.
5.60%, 10/15/33	26,000	25,925
Norfolk Southern Corp.
3.70%, 3/15/53	108,000	78,025
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	3,961
5.25%, 5/1/50	57,000	54,174
Nucor Corp.
2.70%, 6/1/30	38,000	33,605
O’Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	26,705
4.35%, 6/1/28	17,000	16,546
Old Republic International Corp.
3.88%, 8/26/26	23,000	22,239
Omnicom Group, Inc.
4.20%, 6/1/30	45,000	42,834
ONEOK, Inc.
5.15%, 10/15/43	10,000	9,069
Oracle Corp.
3.25%, 11/15/27	28,000	26,417
2.88%, 3/25/31	41,000	35,444
6.25%, 11/9/32	25,000	26,490
4.30%, 7/8/34	3,000	2,734
3.85%, 7/15/36	164,000	138,398
5.38%, 7/15/40	22,000	20,928
4.38%, 5/15/55	14,000	10,941
3.85%, 4/1/60	51,000	35,107
4.10%, 3/25/61	13,000	9,362
Otis Worldwide Corp.
3.11%, 2/15/40	50,000	37,214
Ovintiv, Inc.
7.20%, 11/1/31	49,000	52,920
Owens Corning
4.30%, 7/15/47	7,000	5,635
PacifiCorp
6.00%, 1/15/39	36,000	36,583
Paramount Global
7.88%, 7/30/30	29,000	29,784
Parker–Hannifin Corp.
4.45%, 11/21/44	53,000	45,304
PepsiCo, Inc.
1.95%, 10/21/31	6,000	4,943
2.75%, 10/21/51	6,000	3,815
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,708
7.20%, 3/15/39	18,000	21,269
Philip Morris International, Inc.
2.75%, 2/25/26	67,000	64,228
3.13%, 8/17/27	10,000	9,453
3.13%, 3/2/28	69,000	64,389
3.88%, 8/21/42	97,000	75,761
Investments	Principal Amount	Value
Phillips 66
3.55%, 10/1/26	$14,000	$13,522
5.88%, 5/1/42	48,000	48,404
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	56,147
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(b)	83,000	90,495
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	9,432
Progress Energy, Inc.
7.75%, 3/1/31	8,000	8,979
Prologis LP
2.25%, 1/15/32	22,000	18,024
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.301% thereafter)(b)	77,000	76,381
3.70%, 3/13/51	11,000	8,001
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5–year Constant Maturity Treasury Rate + 2.404% thereafter)(b)	34,000	34,410
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	62,000	50,461
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	17,000	17,297
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	8,331
Quanta Services, Inc.
2.35%, 1/15/32	36,000	29,294
Quest Diagnostics, Inc.
2.95%, 6/30/30	40,000	35,508
Regency Centers LP
5.25%, 1/15/34	26,000	25,352
Republic Services, Inc.
2.90%, 7/1/26	21,000	20,081
Roper Technologies, Inc.
4.20%, 9/15/28	43,000	41,563
Royalty Pharma PLC
3.30%, 9/2/40	80,000	57,922
3.55%, 9/2/50	10,000	6,735
RTX Corp.
1.90%, 9/1/31	8,000	6,420
4.50%, 6/1/42	20,000	17,370
4.15%, 5/15/45	56,000	45,284
4.63%, 11/16/48	112,000	96,290
S&P Global, Inc.
2.30%, 8/15/60	7,000	3,569
Salesforce, Inc.
2.90%, 7/15/51	25,000	16,126
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	49,000	40,260
Sempra
6.00%, 10/15/39	73,000	73,910
See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
Sherwin–Williams Co.
3.80%, 8/15/49	$7,000	$5,298
Southern Co.
4.25%, 7/1/36	36,000	31,893
4.40%, 7/1/46	13,000	10,880
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	7,000	6,965
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	8,233
Stanley Black & Decker, Inc.
4.25%, 11/15/28(a)	14,000	13,508
Starbucks Corp.
4.00%, 11/15/28	9,000	8,673
State Street Corp.
2.90%, 3/30/26, (2.901% fixed rate until 3/30/25; Secured Overnight Financing Rate + 2.60% thereafter)(b)	46,000	45,014
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	10,000	8,875
Steel Dynamics, Inc.
5.00%, 12/15/26	132,000	131,093
Sun Communities Operating LP
5.70%, 1/15/33	26,000	25,626
Synchrony Financial
3.95%, 12/1/27	60,000	56,128
Sysco Corp.
5.95%, 4/1/30	58,000	60,369
Tapestry, Inc.
7.85%, 11/27/33	24,000	25,271
Target Corp.
2.50%, 4/15/26	6,000	5,748
2.65%, 9/15/30	20,000	17,733
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	31,173
Teledyne Technologies, Inc.
1.60%, 4/1/26	35,000	32,749
Thermo Fisher Scientific, Inc.
2.60%, 10/1/29	19,000	17,007
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	26,002
Travelers Cos., Inc.
6.75%, 6/20/36	22,000	24,744
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	101,000	88,504
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(b)	92,000	97,710
Tyson Foods, Inc.
4.88%, 8/15/34(a)	13,000	12,250
5.10%, 9/28/48	52,000	45,464
Investments	Principal Amount	Value
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(b)	$154,000	$156,396
3.00%, 7/30/29	24,000	21,495
Union Pacific Corp.
3.95%, 8/15/59	2,000	1,506
3.84%, 3/20/60	5,000	3,685
2.97%, 9/16/62	76,000	45,117
3.80%, 4/6/71	21,000	14,818
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	32,528
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	128,588
5.35%, 2/15/33	25,000	25,346
4.50%, 4/15/33	27,000	25,816
4.63%, 7/15/35	26,000	24,952
3.50%, 8/15/39	8,000	6,475
6.05%, 2/15/63	24,000	25,298
5.20%, 4/15/63	28,000	26,063
Valero Energy Corp.
6.63%, 6/15/37	30,000	32,032
Valero Energy Partners LP
4.50%, 3/15/28	23,000	22,424
Verizon Communications, Inc.
4.33%, 9/21/28	198,000	192,585
4.02%, 12/3/29	26,000	24,574
4.50%, 8/10/33	11,000	10,349
4.40%, 11/1/34	25,000	23,180
4.81%, 3/15/39	33,000	30,648
3.85%, 11/1/42	9,000	7,143
4.00%, 3/22/50	8,000	6,252
2.99%, 10/30/56	62,000	38,011
3.00%, 11/20/60	44,000	26,429
3.70%, 3/22/61	10,000	7,072
VMware LLC
1.40%, 8/15/26	63,000	58,020
Walmart, Inc.
4.00%, 4/11/43	15,000	12,816
Waste Connections, Inc.
3.50%, 5/1/29	37,000	34,608
Waste Management, Inc.
2.00%, 6/1/29(a)	20,000	17,479
WEC Energy Group, Inc.
1.80%, 10/15/30	12,000	9,793
Wells Fargo & Co.
3.00%, 10/23/26	37,000	35,159
4.30%, 7/22/27	23,000	22,402
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(b)	36,000	34,348

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024
Investments	Principal Amount	Value
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(b)	$166,000	$163,674
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(b)	34,000	34,328
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	36,000	31,264
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(b)	14,000	13,484
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(b)	53,000	52,443
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(b)	85,000	85,039
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(b)	34,000	33,935
4.90%, 11/17/45	19,000	16,549
Western Midstream Operating LP
6.35%, 1/15/29	54,000	55,737
Westlake Corp.
2.88%, 8/15/41	48,000	32,484
3.38%, 8/15/61	7,000	4,247
Weyerhaeuser Co.
7.38%, 3/15/32	32,000	35,804
Willis North America, Inc.
3.88%, 9/15/49	46,000	33,160
WRKCo, Inc.
4.20%, 6/1/32	10,000	9,365
Wyeth LLC
6.50%, 2/1/34	57,000	62,639
Xylem, Inc.
4.38%, 11/1/46	5,000	4,188
Zoetis, Inc.
3.00%, 9/12/27	50,000	46,933
Total United States		16,731,497
TOTAL CORPORATE BONDS (Cost: $17,675,679)		17,143,257
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 0.3%
U.S. Treasury Bonds – 0.2%
3.38%, 8/15/42	$34,000	$28,727
3.00%, 8/15/52	7,000	5,268
4.00%, 11/15/52	2,200	2,005
Total U.S. Treasury Bonds		36,000
U.S. Treasury Notes – 0.1%
3.13%, 8/31/29	7,000	6,603
3.88%, 9/30/29	8,000	7,818
2.75%, 8/15/32	2,000	1,780
4.13%, 11/15/32	600	590
3.50%, 2/15/33	200	188
4.50%, 11/15/33	2,400	2,423
4.38%, 5/15/34	5,000	5,002
Total U.S. Treasury Notes		24,404
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $63,382)		60,404
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $289,329)	289,329	289,329
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $18,028,390)		17,492,990
Other Assets less Liabilities – 0.3%		55,904
NET ASSETS – 100.0%		$17,548,894

(a)   Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $369,693 and the total market value of the collateral held by the Fund was $388,661. The total market value of the collateral includes non–cash U.S. Government securities collateral having a value of $99,332.

(b)  Rate shown reflects the accrual rate as of June 30, 2024 on securities with variable or step rates.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7–day yield as of June 30, 2024.

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$17,143,257	$—	$17,143,257
U.S. Government Obligations	—	60,404	—	60,404
Investment of Cash Collateral for Securities Loaned	—	289,329	—	289,329
Total Investments in Securities	$—	$17,492,990	$—	$17,492,990

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 96.7%
Canada – 0.7%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	$804,000	$725,899
4.13%, 12/1/31(a)(b)	413,000	363,481
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	467,000	431,060
Ritchie Bros. Holdings, Inc.
7.75%, 3/15/31(a)	31,000	32,470
Total Canada		1,552,910
United States – 96.0%
ACCO Brands Corp.
4.25%, 3/15/29(a)	497,000	445,173
AdaptHealth LLC
4.63%, 8/1/29(a)	1,102,000	956,327
Adient Global Holdings Ltd.
4.88%, 8/15/26(a)	330,000	321,476
8.25%, 4/15/31(a)(b)	405,000	423,010
ADT Security Corp.
4.13%, 8/1/29(a)	142,000	131,146
4.88%, 7/15/32(a)	443,000	407,733
AECOM
5.13%, 3/15/27	269,000	264,631
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
3.50%, 3/15/29(a)	420,000	378,160
4.88%, 2/15/30(a)	789,000	746,654
Allison Transmission, Inc.
5.88%, 6/1/29(a)	698,000	691,802
3.75%, 1/30/31(a)	100,000	87,817
Ally Financial, Inc.
5.75%, 11/20/25	142,000	141,270
6.70%, 2/14/33	223,000	221,760
AMC Networks, Inc.
4.25%, 2/15/29(b)	1,364,000	921,887
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	771,000	707,439
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	100,000	95,339
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	942,000	929,047
5.38%, 6/15/29(a)	40,000	38,844
Antero Resources Corp.
7.63%, 2/1/29(a)	116,000	119,562
5.38%, 3/1/30(a)	115,000	111,488
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)(b)	615,000	377,210
5.25%, 4/15/30(a)(b)	723,000	436,237
Investments	Principal Amount	Value
Apache Corp.
5.10%, 9/1/40	$129,000	$110,366
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	570,000	478,435
APX Group, Inc.
5.75%, 7/15/29(a)	1,151,000	1,104,995
Aramark Services, Inc.
5.00%, 2/1/28(a)	256,000	248,026
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	299,000	300,546
6.25%, 4/1/28(a)	440,000	436,163
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	500,000	463,570
5.00%, 2/15/32(a)	525,000	476,112
ASGN, Inc.
4.63%, 5/15/28(a)	382,000	360,875
Avantor Funding, Inc.
4.63%, 7/15/28(a)	688,000	655,148
3.88%, 11/1/29(a)	240,000	218,042
Avient Corp.
5.75%, 5/15/25(a)	150,000	149,888
7.13%, 8/1/30(a)	109,000	111,181
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	409,000	367,515
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	200,000	194,680
B&G Foods, Inc.
5.25%, 4/1/25(b)	382,000	379,410
5.25%, 9/15/27(b)	581,000	539,732
Ball Corp.
2.88%, 8/15/30	875,000	744,485
3.13%, 9/15/31	44,000	37,261
Bath & Body Works, Inc.
5.25%, 2/1/28	121,000	117,694
6.63%, 10/1/30(a)	266,000	267,043
6.75%, 7/1/36	16,000	15,936
BellRing Brands, Inc.
7.00%, 3/15/30(a)	276,000	282,997
Berry Global, Inc.
4.50%, 2/15/26(a)	232,000	227,063
5.63%, 7/15/27(a)	9,000	8,863
Block, Inc.
3.50%, 6/1/31	220,000	190,260
Boyd Gaming Corp.
4.75%, 12/1/27	451,000	434,448
4.75%, 6/15/31(a)	331,000	300,243
Brink’s Co.
4.63%, 10/15/27(a)	50,000	48,006

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(a)	$1,176,000	$1,153,162
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	463,000	438,808
4.25%, 2/1/32(a)	501,000	442,944
6.38%, 6/15/32(a)	88,000	88,253
Cable One, Inc.
4.00%, 11/15/30(a)(b)	561,000	419,162
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)	895,000	820,813
7.00%, 2/15/30(a)	635,000	649,783
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	1,000	957
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	709,000	663,596
5.38%, 6/1/29(a)	192,000	174,751
4.75%, 3/1/30(a)	950,000	823,574
4.50%, 8/15/30(a)	1,020,000	864,022
4.75%, 2/1/32(a)	495,000	405,860
4.50%, 5/1/32	213,000	171,940
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28	525,000	501,706
3.25%, 2/15/29	325,000	293,735
3.57%, 12/1/31	155,000	135,296
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp./ Millennium Op
5.38%, 4/15/27	115,000	114,089
Centene Corp.
4.63%, 12/15/29	1,079,000	1,020,885
3.00%, 10/15/30	1,217,000	1,041,387
2.50%, 3/1/31	700,000	575,232
Central Garden & Pet Co.
4.13%, 10/15/30	601,000	537,462
Century Communities, Inc.
3.88%, 8/15/29(a)	444,000	396,496
CF Industries, Inc.
5.15%, 3/15/34	1,000	961
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	424,000	401,223
4.00%, 3/15/31(a)	60,000	53,712
Chart Industries, Inc.
7.50%, 1/1/30(a)	385,000	398,848
9.50%, 1/1/31(a)	75,000	81,365
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	320,000	293,123
3.70%, 4/1/51	2,257,000	1,378,846
Investments	Principal Amount	Value
Chemours Co.
5.38%, 5/15/27	$388,000	$368,860
5.75%, 11/15/28(a)	10,000	9,257
4.63%, 11/15/29(a)	765,000	658,910
Cheniere Energy Partners LP
4.50%, 10/1/29	250,000	238,223
4.00%, 3/1/31	855,000	776,785
Chesapeake Energy Corp.
6.75%, 4/15/29(a)	450,000	451,238
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	560,000	522,357
8.00%, 12/15/27(a)	497,000	493,327
6.00%, 1/15/29(a)	471,000	415,959
5.25%, 5/15/30(a)	990,000	819,799
4.75%, 2/15/31(a)	1,316,000	1,036,047
Churchill Downs, Inc.
5.50%, 4/1/27(a)	430,000	424,320
5.75%, 4/1/30(a)	826,000	803,293
6.75%, 5/1/31(a)	355,000	357,751
Cinemark USA, Inc.
5.25%, 7/15/28(a)(b)	695,000	665,303
Civitas Resources, Inc.
8.38%, 7/1/28(a)	1,150,000	1,207,339
8.63%, 11/1/30(a)	920,000	988,126
8.75%, 7/1/31(a)	951,000	1,019,624
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a)	1,044,000	971,651
Clean Harbors, Inc.
4.88%, 7/15/27(a)	167,000	161,957
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	379,000	362,332
3.75%, 2/15/31(a)	201,000	175,704
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(a)	398,000	377,821
6.75%, 4/15/30(a)	177,000	175,557
4.88%, 3/1/31(a)	31,000	27,436
CNX Resources Corp.
6.00%, 1/15/29(a)	351,000	344,503
7.38%, 1/15/31(a)	421,000	431,117
Cogent Communications Group, Inc.
3.50%, 5/1/26(a)	210,000	201,218
Coherent Corp.
5.00%, 12/15/29(a)	688,000	652,279
Coinbase Global, Inc.
3.38%, 10/1/28(a)	1,335,000	1,146,471
CommScope, Inc.
6.00%, 3/1/26(a)	1,157,000	1,020,358
4.75%, 9/1/29(a)	945,000	657,342
Compass Minerals International, Inc.
6.75%, 12/1/27(a)(b)	312,000	298,603
See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
Comstock Resources, Inc.
6.75%, 3/1/29(a)	$245,000	$238,018
5.88%, 1/15/30(a)	1,479,000	1,380,218
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	615,000	576,040
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28(a)(b)	135,000	126,209
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	1,010,000	958,177
Crescent Energy Finance LLC
9.25%, 2/15/28(a)	725,000	766,274
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	125,000	112,821
Crown Americas LLC
5.25%, 4/1/30	240,000	232,284
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/1/26	50,000	49,179
CSC Holdings LLC
5.50%, 4/15/27(a)	703,000	571,237
5.38%, 2/1/28(a)	1,394,000	1,061,573
7.50%, 4/1/28(a)	355,000	188,590
6.50%, 2/1/29(a)	1,297,000	951,894
5.75%, 1/15/30(a)	626,000	236,734
4.13%, 12/1/30(a)	1,412,000	918,605
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	335,000	333,248
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	492,000	473,166
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	215,000	211,655
DaVita, Inc.
4.63%, 6/1/30(a)	1,863,000	1,688,139
3.75%, 2/15/31(a)	1,393,000	1,190,667
Delta Air Lines, Inc.
3.75%, 10/28/29	248,000	228,822
DISH DBS Corp.
5.88%, 11/15/24	824,000	787,373
5.25%, 12/1/26(a)	1,115,000	882,177
5.75%, 12/1/28(a)	1,447,000	1,000,890
DISH Network Corp.
11.75%, 11/15/27(a)	1,574,000	1,547,950
DT Midstream, Inc.
4.13%, 6/15/29(a)	40,000	37,056
4.38%, 6/15/31(a)	1,156,000	1,056,260
Dycom Industries, Inc.
4.50%, 4/15/29(a)	318,000	298,265
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	40,000	39,100
4.13%, 4/1/29(a)	716,000	659,551
Investments	Principal Amount	Value
Elanco Animal Health, Inc.
6.65%, 8/28/28	$399,000	$404,434
Elastic NV
4.13%, 7/15/29(a)	275,000	251,653
Element Solutions, Inc.
3.88%, 9/1/28(a)	456,000	420,040
Encompass Health Corp.
4.50%, 2/1/28	907,000	863,709
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	492,000	461,275
4.38%, 3/31/29(a)	672,000	608,268
EnLink Midstream LLC
5.63%, 1/15/28(a)	424,000	421,015
6.50%, 9/1/30(a)	366,000	374,572
Entegris, Inc.
5.95%, 6/15/30(a)	343,000	340,054
EQM Midstream Partners LP
6.00%, 7/1/25(a)	338,000	338,676
6.50%, 7/1/27(a)	184,000	186,168
5.50%, 7/15/28	1,234,000	1,216,095
4.50%, 1/15/29(a)	10,000	9,451
4.75%, 1/15/31(a)	1,119,000	1,048,335
Fair Isaac Corp.
4.00%, 6/15/28(a)	190,000	177,857
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(a)	36,000	35,252
5.88%, 4/1/29(a)	1,270,000	1,169,302
FirstCash, Inc.
4.63%, 9/1/28(a)	209,000	196,857
5.63%, 1/1/30(a)	235,000	222,778
Fluor Corp.
4.25%, 9/15/28	1,000	950
Ford Motor Co.
4.35%, 12/8/26(b)	478,000	464,363
3.25%, 2/12/32	494,000	408,820
4.75%, 1/15/43	726,000	588,394
5.29%, 12/8/46(b)	421,000	369,225
Ford Motor Credit Co. LLC
4.06%, 11/1/24	242,000	240,831
4.54%, 8/1/26	169,000	164,621
2.70%, 8/10/26	485,000	455,755
4.95%, 5/28/27	300,000	293,061
7.35%, 11/4/27	190,000	198,140
5.11%, 5/3/29	455,000	439,967
4.00%, 11/13/30	555,000	495,687
Freeport-McMoRan, Inc.
5.25%, 9/1/29(b)	269,000	267,733
5.45%, 3/15/43	444,000	419,114
Gap, Inc.
3.63%, 10/1/29(a)	11,000	9,541
3.88%, 10/1/31(a)	1,313,000	1,097,760

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
Gen Digital, Inc.
6.75%, 9/30/27(a)	$539,000	$546,460
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 1/15/27	373,000	381,661
7.75%, 2/1/28	1,502,000	1,521,226
Glatfelter Corp.
4.75%, 11/15/29(a)	485,000	401,934
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	625,000	580,925
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	330,000	327,575
4.00%, 1/15/31	727,000	652,708
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	410,000	370,591
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	350,000	344,117
4.88%, 3/15/27	180,000	174,098
5.00%, 7/15/29	507,000	471,931
5.25%, 7/15/31(b)	1,038,000	946,199
GrafTech Finance, Inc.
4.63%, 12/15/28(a)(b)	547,000	349,385
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	646,000	611,051
Gray Television, Inc.
7.00%, 5/15/27(a)(b)	702,000	646,710
5.38%, 11/15/31(a)	1,229,000	698,748
Griffon Corp.
5.75%, 3/1/28	676,000	653,354
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	453,000	419,125
Gulfport Energy Corp.
8.00%, 5/17/26	284,000	287,618
Hanesbrands, Inc.
4.88%, 5/15/26(a)	701,000	686,566
9.00%, 2/15/31(a)(b)	87,000	91,373
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(a)	363,000	342,806
HealthEquity, Inc.
4.50%, 10/1/29(a)	320,000	299,536
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 9/1/25(a)	140,000	137,628
Hess Midstream Operations LP
5.13%, 6/15/28(a)	185,000	179,378
4.25%, 2/15/30(a)	320,000	294,058
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/28(a)	126,000	125,487
3.63%, 2/15/32(a)	790,000	684,811
Investments	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	$40,000	$37,345
4.88%, 7/1/31(a)	1,234,000	1,092,781
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 4/1/27	270,000	265,577
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(a)	654,000	453,752
Hologic, Inc.
3.25%, 2/15/29(a)	359,000	322,483
Howmet Aerospace, Inc.
3.00%, 1/15/29	130,000	118,199
Hughes Satellite Systems Corp.
5.25%, 8/1/26	379,000	293,782
6.63%, 8/1/26	709,000	324,368
Huntsman International LLC
4.50%, 5/1/29	2,000	1,896
iHeartCommunications, Inc.
4.75%, 1/15/28(a)	1,138,000	574,690
Ingevity Corp.
3.88%, 11/1/28(a)	385,000	350,500
Intercontinental Exchange, Inc.
3.63%, 9/1/28(a)	285,000	268,886
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	195,526
Iron Mountain, Inc.
4.88%, 9/15/27(a)	544,000	528,170
5.25%, 3/15/28(a)	459,000	444,854
4.88%, 9/15/29(a)	530,000	499,392
5.25%, 7/15/30(a)	382,000	363,236
5.63%, 7/15/32(a)	720,000	683,561
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	711,000	630,536
Kinetik Holdings LP
5.88%, 6/15/30(a)	419,000	413,172
Kohl’s Corp.
4.63%, 5/1/31	477,000	399,468
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	570,000	540,463
4.75%, 6/15/29(a)	250,000	231,098
Lamar Media Corp.
4.00%, 2/15/30	321,000	291,413
3.63%, 1/15/31	180,000	158,350
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	387,000	375,235
4.13%, 1/31/30(a)	130,000	118,058
4.38%, 1/31/32(a)	355,000	316,713

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
Level 3 Financing, Inc.
3.40%, 3/1/27(a)	$290,000	$155,182
10.50%, 5/15/30(a)	1,065,000	1,061,049
Levi Strauss & Co.
3.50%, 3/1/31(a)	240,000	207,960
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	329,000	336,347
Lithia Motors, Inc.
3.88%, 6/1/29(a)	420,000	377,849
4.38%, 1/15/31(a)	489,000	437,107
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	836,000	801,816
3.75%, 1/15/28(a)	121,000	112,903
LSB Industries, Inc.
6.25%, 10/15/28(a)	568,000	548,438
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)	283,000	274,759
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)(b)	592,000	544,693
Matador Resources Co.
6.88%, 4/15/28(a)	228,000	231,760
Match Group Holdings II LLC
3.63%, 10/1/31(a)	151,000	128,093
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	309,000	319,512
MGM Resorts International
4.63%, 9/1/26	146,000	142,405
5.50%, 4/15/27	399,000	394,543
4.75%, 10/15/28	212,000	202,002
Michaels Cos., Inc.
5.25%, 5/1/28(a)	840,000	672,151
MicroStrategy, Inc.
6.13%, 6/15/28(a)	547,000	530,508
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	589,000	549,296
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)(b)	868,000	612,053
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	120,000	113,119
3.88%, 11/15/30(a)	920,000	819,242
3.88%, 5/15/32(a)	110,000	95,497
Moog, Inc.
4.25%, 12/15/27(a)	215,000	204,031
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(a)	620,000	622,003
MPH Acquisition Holdings LLC
5.50%, 9/1/28(a)	240,000	182,239
5.75%, 11/1/28(a)(b)	1,734,000	934,626
Investments	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26(b)	$212,000	$193,263
5.00%, 10/15/27(b)	1,181,000	986,761
4.63%, 8/1/29	1,181,000	869,417
3.50%, 3/15/31	655,000	427,243
Murphy Oil USA, Inc.
4.75%, 9/15/29	102,000	96,833
3.75%, 2/15/31(a)	344,000	303,532
Nabors Industries, Inc.
7.38%, 5/15/27(a)	542,000	550,970
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	1,026,000	1,015,853
5.13%, 12/15/30(a)	745,000	685,482
Navient Corp.
6.75%, 6/25/25	97,000	97,013
6.75%, 6/15/26	875,000	878,797
5.00%, 3/15/27	366,000	350,119
4.88%, 3/15/28	501,000	459,838
5.50%, 3/15/29	280,000	255,996
9.38%, 7/25/30	280,000	295,204
NCR Atleos Corp.
9.50%, 4/1/29(a)	998,000	1,079,916
NCR Voyix Corp.
5.00%, 10/1/28(a)	956,000	904,185
5.13%, 4/15/29(a)	553,000	521,545
Newell Brands, Inc.
5.70%, 4/1/26	1,304,000	1,289,460
6.38%, 9/15/27(b)	37,000	36,532
6.63%, 9/15/29	365,000	359,262
7.00%, 4/1/46	222,000	180,211
News Corp.
3.88%, 5/15/29(a)	300,000	276,549
5.13%, 2/15/32(a)	290,000	275,532
Nexstar Media, Inc.
5.63%, 7/15/27(a)	976,000	927,873
4.75%, 11/1/28(a)(b)	1,005,000	895,706
NextEra Energy Operating Partners LP
4.25%, 9/15/24(a)	7,000	6,986
3.88%, 10/15/26(a)	1,000	952
Noble Finance II LLC
8.00%, 4/15/30(a)	320,000	332,941
Nordstrom, Inc.
4.38%, 4/1/30	118,000	107,371
5.00%, 1/15/44	215,000	174,281
NRG Energy, Inc.
5.25%, 6/15/29(a)	826,000	794,703
3.63%, 2/15/31(a)	653,000	561,195
3.88%, 2/15/32(a)	1,134,000	975,807
NuStar Logistics LP
5.63%, 4/28/27	314,000	311,959
6.38%, 10/1/30	200,000	203,730

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
Occidental Petroleum Corp.
2.90%, 8/15/24	$385,000	$383,737
3.50%, 8/15/29	700,000	635,754
6.45%, 9/15/36	656,000	685,087
4.40%, 8/15/49	621,000	460,956
Olin Corp.
5.13%, 9/15/27	410,000	398,569
5.63%, 8/1/29	120,000	117,844
5.00%, 2/1/30	70,000	66,178
ON Semiconductor Corp.
3.88%, 9/1/28(a)	256,000	236,552
OneMain Finance Corp.
7.13%, 3/15/26	563,000	572,447
6.63%, 1/15/28	468,000	470,190
3.88%, 9/15/28	400,000	359,004
5.38%, 11/15/29	465,000	436,440
4.00%, 9/15/30	1,373,000	1,180,437
Option Care Health, Inc.
4.38%, 10/31/29(a)	320,000	294,285
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	915,000	850,721
5.13%, 4/30/31(a)	1,950,000	1,754,083
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	16,000	14,598
4.63%, 3/15/30(a)	836,000	753,595
Owens & Minor, Inc.
4.50%, 3/31/29(a)(b)	260,000	224,289
6.63%, 4/1/30(a)(b)	458,000	416,725
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	340,000	339,827
7.25%, 5/15/31(a)	378,000	379,383
Pactiv Evergreen Group Issuer LLC/ Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	1,006,000	940,741
Pactiv Evergreen Group Issuer, Inc./ Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	4,000	3,754
Paramount Global
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 4.155% thereafter)(c)	405,000	332,327
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	700,000	619,010
Park Intermediate Holdings LLC/ PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	469,000	462,659
4.88%, 5/15/29(a)	310,000	290,944
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	804,000	785,998
7.88%, 9/15/30(a)	178,000	182,359
Investments	Principal Amount	Value
Penske Automotive Group, Inc.
3.75%, 6/15/29(b)	$255,000	$230,477
Performance Food Group, Inc.
5.50%, 10/15/27(a)	461,000	451,370
4.25%, 8/1/29(a)	347,000	316,051
Permian Resources Operating LLC
8.00%, 4/15/27(a)	420,000	429,597
5.88%, 7/1/29(a)	595,000	587,229
7.00%, 1/15/32(a)	269,000	276,656
Pilgrim’s Pride Corp.
4.25%, 4/15/31	759,000	691,199
3.50%, 3/1/32	495,000	419,324
6.25%, 7/1/33	755,000	767,412
Post Holdings, Inc.
5.63%, 1/15/28(a)	211,000	207,968
5.50%, 12/15/29(a)	204,000	196,927
4.63%, 4/15/30(a)	1,148,000	1,055,666
4.50%, 9/15/31(a)	1,159,000	1,040,515
Prestige Brands, Inc.
3.75%, 4/1/31(a)	356,000	310,738
Prime Security Services Borrower LLC/ Prime Finance, Inc.
5.75%, 4/15/26(a)	735,000	730,075
6.25%, 1/15/28(a)	848,000	836,323
PROG Holdings, Inc.
6.00%, 11/15/29(a)	586,000	557,157
PTC, Inc.
4.00%, 2/15/28(a)	145,000	136,744
Qorvo, Inc.
4.38%, 10/15/29	580,000	547,967
QVC, Inc.
4.45%, 2/15/25	179,000	176,417
4.75%, 2/15/27	1,024,000	865,772
Range Resources Corp.
4.75%, 2/15/30(a)	303,000	284,535
Regal Rexnord Corp.
6.05%, 4/15/28	910,000	921,812
6.30%, 2/15/30	590,000	603,098
6.40%, 4/15/33	621,000	638,077
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	64,000	61,730
4.50%, 2/15/29(a)	324,000	304,210
Rithm Capital Corp.
6.25%, 10/15/25(a)	210,000	208,811
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	435,000	385,575
ROBLOX Corp.
3.88%, 5/1/30(a)	444,000	394,987
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	315,000	290,408
See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
Sabra Health Care LP
3.20%, 12/1/31	$436,000	$362,931
SBA Communications Corp.
3.13%, 2/1/29	4,000	3,573
Scripps Escrow II, Inc.
3.88%, 1/15/29(a)	395,000	275,378
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	102,000	102,775
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	425,000	401,625
Select Medical Corp.
6.25%, 8/15/26(a)	312,000	313,838
Sensata Technologies BV
4.00%, 4/15/29(a)	500,000	459,750
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	542,000	473,632
Service Corp. International
4.63%, 12/15/27	355,000	344,375
5.13%, 6/1/29	163,000	158,788
3.38%, 8/15/30	431,000	375,927
4.00%, 5/15/31	40,000	35,702
Service Properties Trust
8.63%, 11/15/31(a)	620,000	646,827
Silgan Holdings, Inc.
4.13%, 2/1/28	102,000	96,408
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	149,000	90,607
4.13%, 12/1/30(a)(b)	553,000	371,069
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	138,000	132,156
4.00%, 7/15/28(a)	1,376,000	1,244,303
5.50%, 7/1/29(a)	958,000	900,625
4.13%, 7/1/30(a)	1,642,000	1,404,123
3.88%, 9/1/31(a)	950,000	776,102
Six Flags Entertainment Corp.
5.50%, 4/15/27(a)	138,000	136,689
7.25%, 5/15/31(a)	230,000	234,273
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	72,000	72,259
Skyworks Solutions, Inc.
3.00%, 6/1/31	215,000	182,615
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	200,000	181,050
4.88%, 11/15/31(a)	704,000	620,344
Southwestern Energy Co.
5.38%, 3/15/30	697,000	674,738
4.75%, 2/1/32	778,000	715,363
Spectrum Brands, Inc.
3.88%, 3/15/31(a)(b)	96,000	80,257
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	574,000	565,958
Investments	Principal Amount	Value
Stagwell Global LLC
5.63%, 8/15/29(a)	$872,000	$806,443
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	264,000	250,581
Station Casinos LLC
4.50%, 2/15/28(a)	49,000	46,145
4.63%, 12/1/31(a)	470,000	419,738
Stericycle, Inc.
3.88%, 1/15/29(a)	300,000	280,530
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	545,000	490,860
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29(a)	408,000	396,090
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
10.00%, 10/15/26(a)(c)	555,000	571,084
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	436,000	395,796
Sunoco LP/Sunoco Finance Corp.
4.50%, 4/30/30	711,000	658,635
Synchrony Financial
7.25%, 2/2/33	550,000	549,120
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	781,000	749,323
TEGNA, Inc.
4.63%, 3/15/28	1,136,000	1,030,556
5.00%, 9/15/29	866,000	765,475
Teleflex, Inc.
4.63%, 11/15/27	169,000	163,244
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	518,000	468,199
3.88%, 10/15/31(a)	817,000	691,427
Tenet Healthcare Corp.
6.13%, 10/1/28	1,554,000	1,547,193
4.25%, 6/1/29	715,000	666,351
4.38%, 1/15/30	635,000	589,026
6.13%, 6/15/30	661,000	657,411
6.75%, 5/15/31	191,000	194,071
Tenneco, Inc.
8.00%, 11/17/28(a)	1,530,000	1,393,447
Terex Corp.
5.00%, 5/15/29(a)	364,000	345,593
TerraForm Power Operating LLC
5.00%, 1/31/28(a)	637,000	609,087
Thor Industries, Inc.
4.00%, 10/15/29(a)	470,000	415,837
TopBuild Corp.
4.13%, 2/15/32(a)	306,000	269,736
Townsquare Media, Inc.
6.88%, 2/1/26(a)	326,000	321,511

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024
Investments	Principal Amount	Value
TransDigm, Inc.
5.50%, 11/15/27	$560,000	$550,340
4.63%, 1/15/29	1,169,000	1,093,296
4.88%, 5/1/29	1,199,000	1,124,890
Travel & Leisure Co.
6.63%, 7/31/26(a)	230,000	231,971
4.50%, 12/1/29(a)	485,000	446,928
TreeHouse Foods, Inc.
4.00%, 9/1/28	404,000	363,014
TriNet Group, Inc.
3.50%, 3/1/29(a)	451,000	401,733
Tronox, Inc.
4.63%, 3/15/29(a)	825,000	746,377
TTM Technologies, Inc.
4.00%, 3/1/29(a)	353,000	324,234
U.S. Foods, Inc.
4.75%, 2/15/29(a)	1,100,000	1,044,615
4.63%, 6/1/30(a)	105,000	97,819
Under Armour, Inc.
3.25%, 6/15/26	1,000	951
United Natural Foods, Inc.
6.75%, 10/15/28(a)(b)	493,000	445,889
United Rentals North America, Inc.
5.50%, 5/15/27	224,000	222,557
4.88%, 1/15/28	373,000	361,650
5.25%, 1/15/30	400,000	387,836
4.00%, 7/15/30	22,000	19,923
3.88%, 2/15/31	265,000	236,791
3.75%, 1/15/32	49,000	42,651
Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC
6.00%, 1/15/30(a)	542,000	324,875
Uniti Group LP/Uniti Group Finance, Inc./ CSL Capital LLC
10.50%, 2/15/28(a)	1,056,000	1,039,030
4.75%, 4/15/28(a)	1,050,000	860,580
Urban One, Inc.
7.38%, 2/1/28(a)	868,000	664,367
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	495,000	496,698
Valvoline, Inc.
3.63%, 6/15/31(a)	124,000	106,972
Vector Group Ltd.
5.75%, 2/1/29(a)	654,000	613,452
VICI Properties LP
5.13%, 5/15/32	912,000	869,428
5.63%, 5/15/52	110,000	98,745
Victoria’s Secret & Co.
4.63%, 7/15/29(a)(b)	450,000	374,445
Investments	Principal Amount	Value
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	$427,000	$429,378
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	1,193,000	1,173,673
7.75%, 10/15/31(a)	270,000	281,494
Vontier Corp.
2.95%, 4/1/31	684,000	566,414
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	112,000	114,178
William Carter Co.
5.63%, 3/15/27(a)	115,000	113,586
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	432,000	407,791
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	430,000	360,082
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	243,000	226,619
Xerox Holdings Corp.
5.50%, 8/15/28(a)	1,294,000	1,115,350
XHR LP
4.88%, 6/1/29(a)	386,000	362,473
Yum! Brands, Inc.
4.75%, 1/15/30(a)	92,000	87,779
3.63%, 3/15/31	193,000	170,537
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	507,000	440,740
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	465,000	420,411
Total United States		214,714,992
TOTAL CORPORATE BONDS (Cost: $223,260,193)		216,267,902
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.0%
United States – 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $11,117,460)	11,117,460	11,117,460
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $234,377,653)		227,385,362
Other Assets less Liabilities – (1.7)%		(3,805,901)
NET ASSETS – 100.0%		$223,579,461

(a)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,767,082 and the total market value of the collateral held by the Fund was $11,138,676. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,216.

(c)  Rate shown reflects the accrual rate as of June 30, 2024 on securities with variable or step rates.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (concluded) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$216,267,902	$—	$216,267,902
Investment of Cash Collateral for Securities Loaned	—	11,117,460	—	11,117,460
Total Investments in Securities	$—	$227,385,362	$—	$227,385,362

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
CORPORATE BONDS – 97.0%
Germany – 1.2%
Deutsche Bank AG 4.10%, 1/13/26	$129,000	$126,273
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	150,000	142,399
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	276,000	284,981
Total Germany		553,653
Switzerland – 0.6%
Novartis Capital Corp. 2.00%, 2/14/27	50,000	46,589
UBS AG 7.50%, 2/15/28	250,000	267,585
Total Switzerland		314,174
Taiwan – 0.4%
TSMC Arizona Corp. 3.88%, 4/22/27	200,000	193,412
United Kingdom – 1.6%
Astrazeneca Finance LLC 1.20%, 5/28/26	130,000	120,721
1.75%, 5/28/28	97,000	86,053
BAT Capital Corp. 3.22%, 9/6/26	135,000	128,918
3.56%, 8/15/27	139,000	132,056
2.26%, 3/25/28	208,000	186,412
Unilever Capital Corp. 2.00%, 7/28/26	100,000	94,036
Total United Kingdom		748,196
United States – 93.2%
3M Co. 2.88%, 10/15/27	120,000	112,082
AbbVie, Inc. 3.20%, 5/14/26	78,000	75,354
2.95%, 11/21/26	179,000	170,603
AEP Texas, Inc. 3.95%, 6/1/28	177,000	168,270
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/26	49,000	47,650
Ally Financial, Inc. 4.75%, 6/9/27	50,000	48,789
2.20%, 11/2/28	120,000	104,022
Altria Group, Inc. 2.63%, 9/16/26	80,000	75,446
4.80%, 2/14/29	112,000	110,214
Amazon.com, Inc. 3.15%, 8/22/27	79,000	75,060
1.65%, 5/12/28	145,000	129,195
Investments	Principal Amount	Value
Amcor Finance USA, Inc. 3.63%, 4/28/26	$160,000	$154,530
Ameren Corp. 1.95%, 3/15/27	160,000	147,027
American Electric Power Co., Inc. 1.00%, 11/1/25, Series N	18,000	16,928
American Express Co. 1.65%, 11/4/26	161,000	148,191
2.55%, 3/4/27	40,000	37,400
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	69,000	69,089
American Homes 4 Rent LP 4.25%, 2/15/28	100,000	95,849
American Honda Finance Corp. 5.65%, 11/15/28	183,000	187,613
4.90%, 3/13/29(b)	118,000	117,573
Amgen, Inc. 2.60%, 8/19/26	14,000	13,267
2.20%, 2/21/27	64,000	59,388
3.20%, 11/2/27	200,000	188,548
5.15%, 3/2/28	125,000	125,025
1.65%, 8/15/28	76,000	66,522
Analog Devices, Inc. 3.45%, 6/15/27	78,000	74,908
Aon Corp. 3.75%, 5/2/29	100,000	93,908
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/27	86,000	80,733
Apple, Inc. 3.25%, 2/23/26	25,000	24,316
2.45%, 8/4/26	50,000	47,506
1.20%, 2/8/28	132,000	116,798
Archer–Daniels–Midland Co. 2.50%, 8/11/26	32,000	30,336
AutoZone, Inc. 3.13%, 4/21/26	176,000	169,166
AvalonBay Communities, Inc. 3.35%, 5/15/27	107,000	102,196
Avnet, Inc. 4.63%, 4/15/26	49,000	48,151
Bank of America Corp. 1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	316,000	302,984
4.25%, 10/22/26	67,000	65,349
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	156,651
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	400,000	375,112

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3–month Secured Overnight Financing Rate + 1.322% thereafter)(a)	$23,000	$22,249
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	197,000	182,629
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	199,000	185,818
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3–month Secured Overnight Financing Rate + 1.774% thereafter)(a)	371,000	355,522
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	65,411
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3–month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	86,628
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3–month Secured Overnight Financing Rate + 1.302% thereafter)(a)	303,000	284,947
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	236,000	235,693
Bank of New York Mellon Corp. 3.95%, 11/18/25	13,000	12,784
2.45%, 8/17/26	100,000	94,797
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3–month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	95,710
BankUnited, Inc. 4.88%, 11/17/25	3,000	2,949
Baxter International, Inc. 1.92%, 2/1/27	61,000	55,922
Becton Dickinson & Co. 4.87%, 2/8/29	130,000	129,026
Berkshire Hathaway Energy Co. 3.25%, 4/15/28	3,000	2,819
Blackstone Secured Lending Fund 2.13%, 2/15/27	111,000	100,351
2.85%, 9/30/28	107,000	93,878
Blue Owl Capital Corp. 2.88%, 6/11/28	194,000	171,709
Boardwalk Pipelines LP 5.95%, 6/1/26	40,000	40,233
BorgWarner, Inc. 2.65%, 7/1/27	135,000	125,298
BP Capital Markets America, Inc. 3.59%, 4/14/27	75,000	72,177
4.23%, 11/6/28	174,000	168,740
Bristol–Myers Squibb Co. 3.90%, 2/20/28	177,000	170,984
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	174,000	168,472
3.50%, 1/15/28	3,000	2,839
Investments	Principal Amount	Value
Broadcom, Inc. 3.15%, 11/15/25	$60,000	$58,163
3.46%, 9/15/26	70,000	67,374
1.95%, 2/15/28(c)	3,000	2,687
4.11%, 9/15/28	68,000	65,635
4.75%, 4/15/29	95,000	93,732
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	71,000	68,262
Bunge Ltd. Finance Corp. 3.75%, 9/25/27	180,000	172,053
Capital One Financial Corp. 4.20%, 10/29/25	408,000	399,546
3.75%, 7/28/26	202,000	195,055
3.75%, 3/9/27	235,000	225,793
3.80%, 1/31/28	162,000	154,026
Cardinal Health, Inc. 3.75%, 9/15/25	36,000	35,258
Carrier Global Corp. 2.49%, 2/15/27	152,000	142,368
Caterpillar Financial Services Corp. 0.80%, 11/13/25	156,000	147,102
Celanese U.S. Holdings LLC 1.40%, 8/5/26	164,000	150,629
6.17%, 7/15/27	102,000	103,555
Charles Schwab Corp. 1.15%, 5/13/26	90,000	83,299
2.00%, 3/20/28	198,000	177,786
Cigna Group 3.40%, 3/1/27	22,000	21,036
4.38%, 10/15/28	289,000	280,746
5.00%, 5/15/29	95,000	94,654
Cintas Corp. No. 2 3.70%, 4/1/27	80,000	77,048
Cisco Systems, Inc. 4.85%, 2/26/29	93,000	93,000
Citigroup, Inc.
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	97,000
3.20%, 10/21/26	405,000	386,216
4.30%, 11/20/26	43,000	41,984
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	129,000	120,382
4.45%, 9/29/27	486,000	473,986
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	205,000	193,536
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3–month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	85,820
4.13%, 7/25/28	91,000	87,370
See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3–month Secured Overnight Financing Rate + 1.413% thereafter)(a)	$191,000	$180,592
Citizens Financial Group, Inc. 2.85%, 7/27/26(b)	199,000	188,200
CNA Financial Corp. 3.90%, 5/1/29	100,000	94,813
Coca–Cola Co. 1.00%, 3/15/28	115,000	100,977
Comcast Corp. 2.35%, 1/15/27	10,000	9,368
5.35%, 11/15/27	15,000	15,170
3.15%, 2/15/28	109,000	102,456
4.55%, 1/15/29	173,000	170,405
Conagra Brands, Inc. 4.60%, 11/1/25	123,000	121,547
Concentrix Corp. 6.60%, 8/2/28(b)	58,000	58,727
Corebridge Financial, Inc. 3.65%, 4/5/27	190,000	181,997
CSX Corp. 3.35%, 11/1/25	128,000	124,717
2.60%, 11/1/26	63,000	59,587
CVS Health Corp.
2.88%, 6/1/26	68,000	64,798
3.63%, 4/1/27	67,000	64,287
1.30%, 8/21/27	157,000	139,133
4.30%, 3/25/28	395,000	381,499
DCP Midstream Operating LP 5.63%, 7/15/27	11,000	11,118
Dell International LLC/EMC Corp. 6.02%, 6/15/26	130,000	131,417
4.90%, 10/1/26	93,000	92,117
5.25%, 2/1/28	84,000	84,587
Discover Bank 3.45%, 7/27/26	250,000	238,912
Discover Financial Services 4.50%, 1/30/26	104,000	101,980
DOC DR LLC 4.30%, 3/15/27	24,000	23,495
Dollar General Corp. 4.63%, 11/1/27	92,000	90,005
Dollar Tree, Inc. 4.20%, 5/15/28	89,000	85,485
Dominion Energy, Inc. 1.45%, 4/15/26, Series A	347,000	323,373
DR Horton, Inc. 1.40%, 10/15/27	34,000	30,284
DTE Energy Co. 4.88%, 6/1/28	85,000	83,692
Duke Energy Corp. 2.65%, 9/1/26	80,000	75,665
4.30%, 3/15/28	196,000	190,273
Investments	Principal Amount	Value
Eaton Corp. 4.35%, 5/18/28	$21,000	$20,587
eBay, Inc. 1.40%, 5/10/26	231,000	214,934
Ecolab, Inc. 5.25%, 1/15/28	115,000	116,164
Elevance Health, Inc. 4.10%, 3/1/28	182,000	176,063
Emerson Electric Co. 1.80%, 10/15/27	130,000	118,422
Energy Transfer LP 4.40%, 3/15/27	139,000	135,636
4.00%, 10/1/27	225,000	216,052
Entergy Corp. 0.90%, 9/15/25	4,000	3,786
2.95%, 9/1/26	27,000	25,623
Entergy Louisiana LLC 3.25%, 4/1/28	109,000	102,154
Enterprise Products Operating LLC 4.15%, 10/16/28	88,000	85,090
EQT Corp. 5.70%, 4/1/28	82,000	82,795
Equitable Holdings, Inc. 4.35%, 4/20/28	164,000	158,803
ERP Operating LP 3.25%, 8/1/27	120,000	113,742
Evergy Kansas Central, Inc. 2.55%, 7/1/26	62,000	59,007
Eversource Energy 4.75%, 5/15/26	17,000	16,793
2.90%, 3/1/27	64,000	60,138
5.45%, 3/1/28	210,000	210,708
Exelon Corp. 3.40%, 4/15/26	56,000	54,209
5.15%, 3/15/28	55,000	54,865
5.15%, 3/15/29	93,000	92,724
Expedia Group, Inc. 3.80%, 2/15/28	80,000	76,192
Exxon Mobil Corp. 2.28%, 8/16/26	55,000	52,036
FactSet Research Systems, Inc. 2.90%, 3/1/27	33,000	30,894
FedEx Corp. 4.20%, 10/17/28	97,000	94,369
Fidelity National Financial, Inc. 4.50%, 8/15/28	6,000	5,827
Fifth Third Bancorp 6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	274,000	280,066

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
Fiserv, Inc.
3.20%, 7/1/26	$78,000	$74,889
2.25%, 6/1/27	84,000	77,540
FMC Corp. 3.20%, 10/1/26	138,000	130,947
Fortive Corp. 3.15%, 6/15/26	144,000	138,158
Fox Corp. 4.71%, 1/25/29	12,000	11,792
GE HealthCare Technologies, Inc. 5.65%, 11/15/27	128,000	129,784
General Dynamics Corp. 1.15%, 6/1/26	3,000	2,790
General Mills, Inc. 5.50%, 10/17/28	60,000	60,875
Gilead Sciences, Inc. 2.95%, 3/1/27	130,000	123,431
Goldman Sachs BDC, Inc. 2.88%, 1/15/26	81,000	77,343
Goldman Sachs Group, Inc.
5.95%, 1/15/27	99,000	100,711
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	56,000
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	283,000	277,586
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	43,181
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	414,000	382,466
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	309,000	288,346
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	46,912
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3–month U.S. dollar London Interbank Offered Rate + 1.412% thereafter)(a)	149,000	141,446
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3–month Secured Overnight Financing Rate + 1.563% thereafter)(a)	245,000	235,957
Hasbro, Inc. 3.50%, 9/15/27	153,000	144,314
HCA, Inc.
5.88%, 2/15/26	201,000	201,384
5.25%, 6/15/26	94,000	93,645
5.38%, 9/1/26	100,000	99,763
4.50%, 2/15/27	157,000	153,494
3.13%, 3/15/27	42,000	39,699
5.63%, 9/1/28	3,000	3,028
Investments	Principal Amount	Value
Hewlett Packard Enterprise Co. 1.75%, 4/1/26	$185,000	$173,626
HF Sinclair Corp. 5.88%, 4/1/26	89,000	89,214
Home Depot, Inc. 2.88%, 4/15/27	158,000	149,689

Honeywell International, Inc. 4.25%, 1/15/29(b)	95,000	92,963
HP, Inc. 4.00%, 4/15/29	99,000	94,303
Humana, Inc. 1.35%, 2/3/27	271,000	245,661
Huntington Ingalls Industries, Inc. 2.04%, 8/16/28	187,000	164,777
Ingersoll Rand, Inc. 5.40%, 8/14/28	115,000	116,087
Intel Corp.
2.60%, 5/19/26	188,000	179,220
1.60%, 8/12/28	100,000	87,562
Intercontinental Exchange, Inc. 3.10%, 9/15/27	120,000	112,756
International Business Machines Corp.
3.45%, 2/19/26	200,000	194,420
3.30%, 5/15/26	100,000	96,642
Intuit, Inc. 5.13%, 9/15/28	116,000	117,133
ITC Holdings Corp. 3.35%, 11/15/27	135,000	127,389
Jabil, Inc. 4.25%, 5/15/27	72,000	69,774
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL 2.50%, 1/15/27	150,000	139,519
JM Smucker Co. 5.90%, 11/15/28(b)	83,000	85,505
John Deere Capital Corp.
2.35%, 3/8/27	27,000	25,258
4.95%, 7/14/28	228,000	228,363
Johnson & Johnson 0.95%, 9/1/27	50,000	44,567
JPMorgan Chase & Co.
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	321,484
3.20%, 6/15/26	41,000	39,497
2.95%, 10/1/26	49,000	46,696
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3–month Secured Overnight Financing Rate + 1.507% thereafter)(a)	312,000	304,868
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3–month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	63,378

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
4.25%, 10/1/27(b)	$159,000	$155,050
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3–month Secured Overnight Financing Rate + 1.599% thereafter)(a)	88,000	84,826
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	85,755
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	85,862
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3–month Secured Overnight Financing Rate + 1.642% thereafter)(a)	190,000	181,364
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	86,314
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3–month Secured Overnight Financing Rate + 1.207% thereafter)(a)	173,000	163,658
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3–month Secured Overnight Financing Rate + 1.382% thereafter)(a)	246,000	235,528
Juniper Networks, Inc. 1.20%, 12/10/25	48,000	45,092
Kellanova 3.25%, 4/1/26	25,000	24,122
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	101,000	98,314
4.60%, 5/25/28	2,000	1,961
KeyCorp
4.15%, 10/29/25	320,000	313,037
4.10%, 4/30/28	180,000	170,455
Keysight Technologies, Inc. 4.60%, 4/6/27	16,000	15,714
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,173
3.88%, 5/15/27	140,000	135,471
Kroger Co. 3.70%, 8/1/27	153,000	147,120
L3Harris Technologies, Inc. 4.40%, 6/15/28	191,000	185,583
Laboratory Corp. of America Holdings 1.55%, 6/1/26	72,000	66,946
Lazard Group LLC 4.50%, 9/19/28	46,000	44,472
Leggett & Platt, Inc. 3.50%, 11/15/27	46,000	42,217
Lockheed Martin Corp. 4.50%, 2/15/29	118,000	116,236
Lowe’s Cos., Inc.
2.50%, 4/15/26	196,000	186,772
3.10%, 5/3/27	58,000	54,930
1.70%, 9/15/28	98,000	85,664
Investments	Principal Amount	Value
Manufacturers & Traders Trust Co. 4.70%, 1/27/28	$250,000	$241,115
Marathon Oil Corp. 4.40%, 7/15/27(b)	38,000	37,210
Marathon Petroleum Corp. 3.80%, 4/1/28	100,000	95,365
Marriott International, Inc.
3.13%, 6/15/26, Series R	30,000	28,798
4.88%, 5/15/29	96,000	94,815
Marvell Technology, Inc. 1.65%, 4/15/26	60,000	56,165
Mastercard, Inc. 3.30%, 3/26/27	64,000	61,456
McCormick & Co., Inc. 0.90%, 2/15/26	165,000	153,691
McDonald’s Corp. 3.70%, 1/30/26	170,000	166,165
McKesson Corp.
0.90%, 12/3/25	50,000	46,991
1.30%, 8/15/26	85,000	78,434
Meta Platforms, Inc. 3.50%, 8/15/27	120,000	115,312
MetLife, Inc. 3.60%, 11/13/25	41,000	40,101
Micron Technology, Inc.
4.19%, 2/15/27	56,000	54,457
5.38%, 4/15/28(b)	25,000	25,110
Mid–America Apartments LP 4.20%, 6/15/28	77,000	74,667
Morgan Stanley
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	69,912
3.88%, 1/27/26	205,000	200,420
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	313,869
4.35%, 9/8/26	71,000	69,466
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	92,000	86,081
3.63%, 1/20/27	114,000	109,939
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	214,000	197,937
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	194,926
3.59%, 7/22/28(a)	90,000	85,598
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3–month Secured Overnight Financing Rate + 1.402% thereafter)(a)	301,000	286,642

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	$142,000	$141,544
Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	66,000	63,675
Mosaic Co. 5.38%, 11/15/28	94,000	94,399
Motorola Solutions, Inc. 4.60%, 5/23/29	97,000	94,559
MPLX LP
4.13%, 3/1/27	293,000	284,685
4.00%, 3/15/28	98,000	93,801
National Fuel Gas Co. 5.50%, 1/15/26	30,000	29,909
Netflix, Inc. 4.38%, 11/15/26	132,000	129,679
Nevada Power Co. 3.70%, 5/1/29, Series CC	100,000	94,354
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	220,000	202,814
4.63%, 7/15/27	65,000	63,972
1.90%, 6/15/28	203,000	179,553
NiSource, Inc. 5.25%, 3/30/28	74,000	73,952
NNN REIT, Inc.
3.50%, 10/15/27	160,000	151,706
4.30%, 10/15/28	90,000	86,785
Norfolk Southern Corp. 2.90%, 6/15/26	52,000	49,687
Northern Trust Corp. 3.95%, 10/30/25	40,000	39,214
Northrop Grumman Corp. 3.25%, 1/15/28	99,000	93,261
O’Reilly Automotive, Inc. 3.60%, 9/1/27	202,000	192,660
Omega Healthcare Investors, Inc. 5.25%, 1/15/26	106,000	105,022
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	162,000	156,816
ONEOK, Inc.
5.65%, 11/1/28	93,000	94,457
4.35%, 3/15/29	97,000	93,490
Oracle Corp.
2.65%, 7/15/26	92,000	87,205
2.80%, 4/1/27	302,000	283,687
3.25%, 11/15/27	81,000	76,420
2.30%, 3/25/28	106,000	95,861
4.50%, 5/6/28	287,000	281,992
Ovintiv, Inc. 5.65%, 5/15/28	85,000	85,995
Owens Corning 3.40%, 8/15/26	46,000	44,125
Investments	Principal Amount	Value
PACCAR Financial Corp. 4.60%, 1/31/29	$118,000	$116,743
Paramount Global 2.90%, 1/15/27	63,000	58,168
Parker–Hannifin Corp. 4.25%, 9/15/27	120,000	117,014
PayPal Holdings, Inc. 3.90%, 6/1/27	5,000	4,854
PepsiCo, Inc.
2.85%, 2/24/26	18,000	17,395
3.60%, 2/18/28	108,000	103,874
Pfizer, Inc. 3.00%, 12/15/26	156,000	148,907
Philip Morris International, Inc.
0.88%, 5/1/26	110,000	101,638
4.88%, 2/13/29	289,000	285,945
Phillips 66 1.30%, 2/15/26	60,000	56,201
Pioneer Natural Resources Co. 1.13%, 1/15/26	79,000	74,165
PNC Financial Services Group, Inc.
2.60%, 7/23/26	30,000	28,427
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	90,000	88,943
3.15%, 5/19/27	183,000	173,848
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	232,000	231,736
PPG Industries, Inc. 3.75%, 3/15/28	122,000	116,705
PPL Capital Funding, Inc. 3.10%, 5/15/26	49,000	47,034
Procter & Gamble Co. 0.55%, 10/29/25	10,000	9,434
Quest Diagnostics, Inc. 3.45%, 6/1/26	25,000	24,166
Ralph Lauren Corp. 3.75%, 9/15/25	36,000	35,290
Regions Financial Corp. 1.80%, 8/12/28	78,000	67,433
Republic Services, Inc.
0.88%, 11/15/25	127,000	119,473
2.90%, 7/1/26	62,000	59,287
Roper Technologies, Inc. 1.00%, 9/15/25	116,000	109,896
Ross Stores, Inc. 0.88%, 4/15/26	45,000	41,630
Royalty Pharma PLC 1.75%, 9/2/27	110,000	98,857

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
RTX Corp.
3.50%, 3/15/27	$145,000	$139,083
3.13%, 5/4/27	27,000	25,606
4.13%, 11/16/28	75,000	72,241
S&P Global, Inc. 2.95%, 1/22/27	50,000	47,440
Sempra 3.25%, 6/15/27	102,000	96,313
Sherwin–Williams Co. 3.45%, 6/1/27	190,000	181,119
SITE Centers Corp. 4.25%, 2/1/26	120,000	118,750
Southern California Gas Co. 2.95%, 4/15/27	122,000	114,941
Southern Co.
3.25%, 7/1/26	177,000	170,267
4.85%, 6/15/28	93,000	92,059
5.50%, 3/15/29	92,000	93,257
Southern Co. Gas Capital Corp. 3.25%, 6/15/26	100,000	96,102
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	137,000	128,949
Starbucks Corp.
2.45%, 6/15/26	62,000	58,915
3.50%, 3/1/28	118,000	111,981
State Street Corp. 1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,285
Steel Dynamics, Inc. 1.65%, 10/15/27	162,000	144,522
Stryker Corp. 3.50%, 3/15/26	195,000	189,372
Synchrony Financial
3.70%, 8/4/26	151,000	144,107
3.95%, 12/1/27	183,000	171,191
Sysco Corp. 5.75%, 1/17/29	86,000	88,137
Take–Two Interactive Software, Inc. 3.70%, 4/14/27	150,000	144,333
Tapestry, Inc. 7.35%, 11/27/28	134,000	139,105
TCI Communications, Inc. 7.88%, 2/15/26	140,000	145,814
TD SYNNEX Corp. 1.75%, 8/9/26	183,000	168,968
Teledyne Technologies, Inc. 1.60%, 4/1/26	70,000	65,499
Textron, Inc. 4.00%, 3/15/26	44,000	43,003
Thermo Fisher Scientific, Inc. 5.00%, 1/31/29	32,000	32,075
Toll Brothers Finance Corp. 4.88%, 11/15/25	53,000	52,446
Investments	Principal Amount	Value
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	$126,000	$117,162
1.13%, 8/3/27	321,000	283,453
Tyson Foods, Inc. 5.40%, 3/15/29	116,000	116,276
U.S. Bancorp
3.10%, 4/27/26, Series W	122,000	117,019
2.38%, 7/22/26, Series V	107,000	101,022
3.15%, 4/27/27, Series X	179,000	170,397
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	59,000	54,573
Union Pacific Corp. 3.70%, 3/1/29	98,000	93,396
United Parcel Service, Inc. 3.40%, 3/15/29	100,000	94,034
UnitedHealth Group, Inc.
5.25%, 2/15/28	51,000	51,697
4.25%, 1/15/29	116,000	113,037
4.00%, 5/15/29	98,000	94,309
Universal Health Services, Inc. 1.65%, 9/1/26	88,000	80,979
Valero Energy Corp. 2.15%, 9/15/27	84,000	76,563
VeriSign, Inc. 4.75%, 7/15/27	4,000	3,931
Verizon Communications, Inc.
0.85%, 11/20/25	14,000	13,165
2.63%, 8/15/26	110,000	104,334
4.13%, 3/16/27	25,000	24,376
2.10%, 3/22/28	370,000	332,915
3.88%, 2/8/29	180,000	171,133
Visa, Inc. 1.90%, 4/15/27	72,000	66,475
VMware LLC
1.40%, 8/15/26	342,000	314,968
3.90%, 8/21/27	98,000	94,044
Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	76,000	71,489
Waste Management, Inc. 3.15%, 11/15/27	120,000	113,300
WEC Energy Group, Inc. 4.75%, 1/15/28	69,000	68,355
Wells Fargo & Co.
3.00%, 4/22/26	106,000	101,664
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	236,000	229,196
4.10%, 6/3/26	50,000	48,738
3.00%, 10/23/26	228,000	216,657
4.30%, 7/22/27	306,000	298,041
See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (concluded) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2024
Investments	Principal Amount	Value
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	$299,000	$285,276
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3–month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	181,019
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	165,879
Western Midstream Operating LP 4.50%, 3/1/28	79,000	76,165
Western Union Co. 1.35%, 3/15/26	13,000	12,130
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	196,000	187,535
Westlake Corp. 3.60%, 8/15/26	36,000	34,650
Willis North America, Inc.
4.65%, 6/15/27	27,000	26,551
4.50%, 9/15/28	72,000	69,987
Workday, Inc. 3.70%, 4/1/29	100,000	93,943
Xcel Energy, Inc. 1.75%, 3/15/27	70,000	63,752
Xylem, Inc. 3.25%, 11/1/26	20,000	19,134
Zoetis, Inc. 3.00%, 9/12/27	180,000	168,959
Total United States		44,402,800
TOTAL CORPORATE BONDS (Cost: $46,616,233)		46,212,235
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 1.5%
U.S. Treasury Notes – 1.5%
4.50%, 5/31/29	$165,000	$166,141
4.25%, 6/30/29	557,000	554,683
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $719,730)		720,824
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $255,231)	255,231	255,231
TOTAL INVESTMENTS IN SECURITIES – 99.1%
(Cost: $47,591,194)		47,188,290
Other Assets less Liabilities – 0.9%		440,861
NET ASSETS – 100.0%		$47,629,151

(a)     Rate shown reflects the accrual rate as of June 30, 2024 on securities with variable or step rates.

(b)    Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $681,803 and the total market value of the collateral held by the Fund was $727,216. The total market value of the collateral includes non-cash
U.S. Government securities collateral having a value of $471,985.

(c)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)    Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$46,212,235	$—	$46,212,235
U.S. Government Obligations	—	720,824	—	720,824
Investment of Cash Collateral for Securities Loaned	—	255,231	—	255,231
Total Investments in Securities	$—	$47,188,290	$—	$47,188,290

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 87.7%
Brazil – 2.8%
Ambev SA	22,133	$45,466
B3 SA – Brasil Bolsa Balcao	33,407	61,588
Banco Santander Brasil SA	2,951	14,589
CCR SA	7,864	16,480
Centrais Eletricas Brasileiras SA	2,911	18,789
Cosan SA	5,204	12,686
Equatorial Energia SA	4,902	27,085
Grupo Casas Bahia SA*	363	356
Hapvida Participacoes & Investimentos SA*(a)	21,268	14,665
JBS SA*	5,824	33,836
Klabin SA	5,590	21,577
Localiza Rent a Car SA	3,243	24,522
Lojas Renner SA	4,837	10,868
Magazine Luiza SA*	1,464	3,176
Natura & Co. Holding SA	5,133	14,361
Raia Drogasil SA	5,912	27,333
Rumo SA	7,864	29,335
Suzano SA	3,891	39,937
Telefonica Brasil SA	2,681	21,885
Vale SA	19,231	215,422
Vibra Energia SA	5,082	19,122
WEG SA	9,508	72,220
Total Brazil		745,298
Chile – 0.5%
Banco de Chile	254,438	28,306
Banco de Credito & Inversiones SA	378	10,604
Banco Santander Chile	429,357	20,105
Cencosud SA	14,382	27,045
Empresas CMPC SA	2,135	4,003
Empresas Copec SA	2,272	17,451
Enel Americas SA	180,396	16,741
Falabella SA*	3,264	10,031
Total Chile		134,286
China – 23.0%
Agricultural Bank of China Ltd., Class H	150,000	64,170
Airtac International Group	1,000	30,455
Alibaba Group Holding Ltd.	65,900	595,070
Anhui Conch Cement Co. Ltd., Class H(b)	6,000	14,294
ANTA Sports Products Ltd.	6,000	57,638
Baidu, Inc., ADR*(b)	1,220	105,506
Bank of China Ltd., Class H	372,000	183,441
Bank of Communications Co. Ltd., Class H	53,000	41,613
BeiGene Ltd., ADR*	217	30,959
Bilibili, Inc., ADR*	717	11,070
BYD Co. Ltd., Class H(b)	4,500	133,719
BYD Electronic International Co. Ltd.	5,500	27,474
China Conch Venture Holdings Ltd.	4,000	3,730
China Construction Bank Corp., Class H	426,000	314,832
China Everbright Bank Co. Ltd., Class H	33,000	10,271
Investments	Shares	Value
China International Capital Corp. Ltd., Class H(a)	10,400	$11,576
China Life Insurance Co. Ltd., Class H	33,000	46,663
China Longyuan Power Group Corp. Ltd., Class H	12,000	10,790
China Mengniu Dairy Co. Ltd.	11,000	19,725
China Merchants Bank Co. Ltd., Class H	18,500	84,000
China Minsheng Banking Corp. Ltd., Class H	41,000	14,179
China Overseas Land & Investment Ltd.	18,000	31,217
China Pacific Insurance Group Co. Ltd., Class H	15,800	38,572
China Petroleum & Chemical Corp., Class H	132,000	85,550
China Resources Beer Holdings Co. Ltd.	3,500	11,768
China Resources Gas Group Ltd.	4,700	16,464
China Resources Land Ltd.	16,500	56,110
China Shenhua Energy Co. Ltd., Class H	16,500	75,976
China Taiping Insurance Holdings Co. Ltd.	10,200	10,425
China Tower Corp. Ltd., Class H(a)	204,000	26,390
China Yangtze Power Co. Ltd., Class A	9,000	35,651
CITIC Ltd.	24,000	21,825
CITIC Securities Co. Ltd., Class H	17,000	25,040
CMOC Group Ltd., Class H	27,000	24,692
Contemporary Amperex Technology Co. Ltd., Class A	540	13,316
COSCO SHIPPING Holdings Co. Ltd., Class H	19,800	34,642
Country Garden Holdings Co. Ltd.*†(b)	74,000	0
Country Garden Services Holdings Co. Ltd.(b)	4,000	2,469
CSPC Pharmaceutical Group Ltd.	48,000	38,241
Daqo New Energy Corp., ADR*(b)	346	5,052
ENN Energy Holdings Ltd.	3,500	28,848
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,608	12,313
Fosun International Ltd.	17,500	9,414
Fuyao Glass Industry Group Co. Ltd., Class H(a)	4,400	25,558
GDS Holdings Ltd., ADR*(b)	564	5,240
Geely Automobile Holdings Ltd.	27,000	30,398
GF Securities Co. Ltd., Class H	13,000	10,773
Great Wall Motor Co. Ltd., Class H(b)	14,500	22,361
H World Group Ltd., ADR	718	23,924
Haier Smart Home Co. Ltd., Class H	12,600	42,122
Haitong Securities Co. Ltd., Class H(b)	20,400	9,485
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	1,100	3,889
Huatai Securities Co. Ltd., Class H(a)	16,600	18,349
Industrial & Commercial Bank of China Ltd., Class H	301,000	178,887
Innovent Biologics, Inc.*(a)	3,000	14,140
iQIYI, Inc., ADR*	1,281	4,701
JD Health International, Inc.*(a)	2,600	7,077
JD.com, Inc., ADR	3,813	98,528
JD.com, Inc., Class A	1,288	17,042
JOYY, Inc., ADR	374	11,254
Kingdee International Software Group Co. Ltd.*	6,000	5,625
Kweichow Moutai Co. Ltd., Class A	400	80,396
Lenovo Group Ltd.	40,000	56,459
Li Auto, Inc., ADR*(b)	905	16,181
Li Ning Co. Ltd.	9,500	20,564
Longfor Group Holdings Ltd.(a)(b)	8,000	10,984
LONGi Green Energy Technology Co. Ltd., Class A*	2,572	4,939

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2024
Investments	Shares	Value
Luzhou Laojiao Co. Ltd., Class A	900	$17,688
Meituan, Class B*(a)	18,220	259,272
Muyuan Foods Co. Ltd., Class A	1,200	7,166
NetEase, Inc., ADR	1,835	175,389
New China Life Insurance Co. Ltd., Class H	8,400	16,031
NIO, Inc., ADR*	5,364	22,314
PDD Holdings, Inc., ADR*	1,715	228,009
People’s Insurance Co. Group of China Ltd., Class H*	51,000	17,506
PetroChina Co. Ltd., Class H	104,000	105,233
PICC Property & Casualty Co. Ltd., Class H	34,000	42,242
Ping An Bank Co. Ltd., Class A	9,200	12,790
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	2,600	3,810
Ping An Insurance Group Co. of China Ltd., Class H	29,500	133,758
Postal Savings Bank of China Co. Ltd., Class H(a)	70,000	41,064
SF Holding Co. Ltd., Class A	2,800	13,688
Shenzhou International Group Holdings Ltd.	4,300	42,106
Silergy Corp.	1,000	14,241
Sino Biopharmaceutical Ltd.	48,000	16,415
Smoore International Holdings Ltd.(a)	5,000	6,065
Sunny Optical Technology Group Co. Ltd.	3,300	20,394
Tencent Holdings Ltd.	25,200	1,201,998
Tencent Music Entertainment Group, ADR	2,106	29,589
Trip.com Group Ltd., ADR*	2,394	112,518
Want Want China Holdings Ltd.	27,000	16,323
Weibo Corp., ADR	481	3,694
Weichai Power Co. Ltd., Class H	10,000	19,136
Wharf Holdings Ltd.(b)	9,000	25,303
Wuliangye Yibin Co. Ltd., Class A*	1,200	21,045
WuXi AppTec Co. Ltd., Class H(a)	2,340	8,752
Wuxi Biologics Cayman, Inc.*(a)	13,500	19,954
Xiaomi Corp., Class B*(a)	67,200	141,847
Xinyi Solar Holdings Ltd.	24,026	12,094
XPeng, Inc., ADR*	579	4,244
Yum China Holdings, Inc.	1,789	55,173
Zai Lab Ltd., ADR*	411	7,123
Zijin Mining Group Co. Ltd., Class H	24,000	50,660
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	22,600	14,618
ZTE Corp., Class H	7,000	15,493
ZTO Express Cayman, Inc., ADR	1,749	36,292
Total China		6,125,063
Czech Republic – 0.1%
CEZ AS	949	35,737
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	1,384	10,810
OTP Bank Nyrt	1,076	53,510
Richter Gedeon Nyrt	935	24,308
Total Hungary		88,628
Investments	Shares	Value
India – 15.8%
Adani Green Energy Ltd.*	1,681	$36,060
Adani Ports & Special Economic Zone Ltd.	2,704	47,930
Ambuja Cements Ltd.	4,103	32,979
Apollo Hospitals Enterprise Ltd.	398	29,524
Asian Paints Ltd.	1,691	59,154
Aurobindo Pharma Ltd.	1,775	25,705
Avenue Supermarts Ltd.*(a)	736	41,631
Axis Bank Ltd.	10,271	155,843
Bajaj Finance Ltd.	1,208	103,080
Bajaj Finserv Ltd.	1,932	36,796
Bandhan Bank Ltd.(a)	4,417	10,794
Bharti Airtel Ltd.	11,551	200,033
Britannia Industries Ltd.	391	25,675
Cipla Ltd.	1,791	31,805
Divi’s Laboratories Ltd.	550	30,317
Dr. Reddy’s Laboratories Ltd.	581	44,608
GAIL India Ltd.	6,698	17,635
Godrej Consumer Products Ltd.	2,541	41,925
Grasim Industries Ltd.	1,980	63,409
HCL Technologies Ltd.	5,113	89,497
HDFC Life Insurance Co. Ltd.(a)	3,734	26,646
Hindalco Industries Ltd.	7,066	58,769
Hindustan Unilever Ltd.	3,695	109,584
ICICI Bank Ltd.	22,751	327,293
ICICI Lombard General Insurance Co. Ltd.(a)	1,008	21,632
Infosys Ltd.	15,241	286,360
ITC Ltd.	13,687	69,742
JSW Steel Ltd.	4,831	53,966
Kotak Mahindra Bank Ltd.	2,419	52,289
Larsen & Toubro Ltd.	2,953	125,661
Lupin Ltd.	1,501	29,185
Mahindra & Mahindra Ltd.	3,932	135,172
Marico Ltd.	2,541	18,680
Maruti Suzuki India Ltd.	670	96,689
NTPC Ltd.	20,087	91,140
Oil & Natural Gas Corp. Ltd.	11,720	38,539
Pidilite Industries Ltd.	713	27,010
Power Grid Corp. of India Ltd.	20,560	81,599
Reliance Industries Ltd.	12,587	472,581
Samvardhana Motherson International Ltd.	10,797	24,641
SBI Life Insurance Co. Ltd.(a)	2,242	40,113
Shriram Finance Ltd.	1,194	41,689
State Bank of India	7,922	80,652
Sun Pharmaceutical Industries Ltd.	3,894	71,020
Tata Consultancy Services Ltd.	4,197	196,501
Tata Consumer Products Ltd.	3,812	50,169
Tata Motors Ltd.	9,272	110,052
Tata Steel Ltd.	30,022	62,649

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2024
Investments	Shares	Value
Tech Mahindra Ltd.	3,293	$56,485
Titan Co. Ltd.	1,607	65,604
UltraTech Cement Ltd.	515	72,061
UPL Ltd.	1,981	13,561
Vedanta Ltd.	9,625	52,403
Wipro Ltd.	5,670	35,008
Total India		4,219,545
Indonesia – 1.6%
Astra International Tbk. PT	115,300	31,404
Bank Central Asia Tbk. PT	251,900	152,678
Bank Mandiri Persero Tbk. PT	196,200	73,687
Bank Rakyat Indonesia Persero Tbk. PT	305,800	85,904
Charoen Pokphand Indonesia Tbk. PT	55,800	17,294
Telkom Indonesia Persero Tbk. PT	252,500	48,264
Unilever Indonesia Tbk. PT	56,700	10,457
Total Indonesia		419,688
Kazakhstan – 0.0%
Solidcore Resources PLC*	2,011	5,329
Luxembourg – 0.1%
Reinet Investments SCA	864	21,742
Malaysia – 1.1%
CIMB Group Holdings Bhd.	39,543	56,999
Dialog Group Bhd.	15,200	7,701
Hartalega Holdings Bhd.*	9,000	6,257
Hong Leong Bank Bhd.	3,300	13,431
IHH Healthcare Bhd.	21,600	28,846
Malayan Banking Bhd.	5,150	10,873
Petronas Chemicals Group Bhd.	13,200	17,656
Petronas Gas Bhd.	9,200	34,752
Press Metal Aluminium Holdings Bhd.	22,000	26,862
Public Bank Bhd.	59,000	50,276
Tenaga Nasional Bhd.	9,400	27,458
Top Glove Corp. Bhd.*	14,700	3,428
Total Malaysia		284,539
Mexico – 2.6%
America Movil SAB de CV, Series B	173,579	147,801
Cemex SAB de CV, Series CPO	76,332	48,883
Fibra Uno Administracion SA de CV	15,668	19,262
Fomento Economico Mexicano SAB de CV	9,198	99,010
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,615	25,276
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,381	41,599
Grupo Bimbo SAB de CV, Series A(b)	9,630	34,027
Grupo Financiero Banorte SAB de CV, Class O	12,651	98,631
Grupo Mexico SAB de CV, Series B	14,496	78,015
Grupo Televisa SAB, Series CPO	12,317	6,736
Ollamani SAB*(b)	616	1,395
Sitios Latinoamerica SAB de CV*(b)	8,958	2,092
Wal-Mart de Mexico SAB de CV	28,023	95,415
Total Mexico		698,142
Investments	Shares	Value
Philippines – 0.4%
Ayala Corp.	1,660	$16,484
Ayala Land, Inc.	47,300	23,001
Bank of the Philippine Islands	10,237	20,803
BDO Unibank, Inc.	13,142	28,746
JG Summit Holdings, Inc.	14,030	6,236
SM Investments Corp.	150	2,126
SM Prime Holdings, Inc.	40,700	19,652
Total Philippines		117,048
Poland – 0.9%
Allegro.eu SA*(a)	1,406	13,186
Bank Polska Kasa Opieki SA	1,087	45,426
CD Projekt SA	356	12,305
Dino Polska SA*(a)	56	5,659
KGHM Polska Miedz SA	966	36,128
ORLEN SA	1,659	27,934
Powszechna Kasa Oszczednosci Bank Polski SA	4,008	62,731
Powszechny Zaklad Ubezpieczen SA	3,047	39,065
Total Poland		242,434
Russia – 0.0%
Gazprom PJSC*†	99,020	0
GMK Norilskiy Nickel PAO*†	36,700	0
LUKOIL PJSC*†	2,998	0
Magnit PJSC*†	903	0
MMC Norilsk Nickel PJSC, ADR*†	8	0
Mobile TeleSystems PJSC, ADR*†	2,887	0
Novatek PJSC*†	6,960	0
Novolipetsk Steel PJSC*†	12,900	0
Polyus PJSC*†	326	0
Rosneft Oil Co. PJSC*†	3,254	0
Rosneft Oil Co. PJSC, GDR*†(c)	1,340	0
Sberbank of Russia PJSC, ADR*†	21,191	0
Severstal PAO, GDR*†(c)	2,080	0
Surgutneftegas PJSC*†	112,960	0
Tatneft PJSC*†	12,210	0
TCS Group Holding PLC, GDR*†(c)	430	0
X5 Retail Group NV, GDR*†(c)	1,673	0
Yandex NV, Class A*†	2,324	0
Total Russia		0
South Africa – 4.5%
Absa Group Ltd.	4,381	38,016
Anglo American Platinum Ltd.(b)	189	6,228
Aspen Pharmacare Holdings Ltd.	2,091	26,717
Bid Corp. Ltd.	1,237	28,782
Bidvest Group Ltd.	1,844	28,724
Capitec Bank Holdings Ltd.	291	41,897
Clicks Group Ltd.	1,102	20,782
Discovery Ltd.	2,247	16,574
Exxaro Resources Ltd.	1,202	11,717

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2024
Investments	Shares	Value
FirstRand Ltd.	18,912	$79,646
Gold Fields Ltd.	4,246	63,578
Growthpoint Properties Ltd.	17,346	11,570
Impala Platinum Holdings Ltd.	3,684	18,313
Mr. Price Group Ltd.	1,779	20,062
MTN Group Ltd.(b)	8,117	37,758
MultiChoice Group*	2,118	12,365
Naspers Ltd., Class N	2,223	434,279
Nedbank Group Ltd.	2,264	31,792
Northam Platinum Holdings Ltd.	2,141	14,926
Old Mutual Ltd.	37,439	25,404
Remgro Ltd.	2,933	21,859
Sanlam Ltd.	9,924	43,979
Sasol Ltd.	2,844	21,509
Shoprite Holdings Ltd.	2,708	42,122
Sibanye Stillwater Ltd.	9,930	10,724
Standard Bank Group Ltd.	4,589	52,980
Vodacom Group Ltd.	1,727	9,222
Woolworths Holdings Ltd.	6,894	23,325
Total South Africa		1,194,850
South Korea – 11.9%
Amorepacific Corp.	159	19,325
Celltrion, Inc.	609	77,115
CJ CheilJedang Corp.	33	9,242
Coway Co. Ltd.	266	12,406
E-MART, Inc.	39	1,601
Hana Financial Group, Inc.	1,321	58,253
Hankook Tire & Technology Co. Ltd.	346	11,362
Hanon Systems	945	3,247
Hanwha Galleria Corp.*	2,272	2,025
Hanwha Solutions Corp.	562	11,269
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	176	20,304
HLB, Inc.*	480	20,399
Hyundai Engineering & Construction Co. Ltd.	515	11,991
Hyundai Glovis Co. Ltd.	84	13,364
Hyundai Motor Co.	725	155,376
Hyundai Steel Co.	356	7,513
Kakao Corp.	227	6,704
KB Financial Group, Inc.	1,647	93,926
Kia Corp.	1,122	105,394
Korea Electric Power Corp.	1,151	16,364
Korea Investment Holdings Co. Ltd.	228	11,595
Korean Air Lines Co. Ltd.	616	10,405
KT&G Corp.	407	26,079
Kumho Petrochemical Co. Ltd.	116	12,346
LG Chem Ltd.	205	51,455
LG Display Co. Ltd.*	2,180	18,165
LG Electronics, Inc.	480	38,672
LG H&H Co. Ltd.	36	9,036
Lotte Chemical Corp.	51	4,250
Investments	Shares	Value
NAVER Corp.	504	$61,110
NCSoft Corp.	62	8,103
Orion Corp.	116	7,770
POSCO Future M Co. Ltd.	117	21,972
POSCO Holdings, Inc.	288	75,949
S-Oil Corp.	224	10,822
Samsung Biologics Co. Ltd.*(a)	62	32,745
Samsung Electro-Mechanics Co. Ltd.	263	30,188
Samsung Electronics Co. Ltd.	23,162	1,371,379
Samsung Fire & Marine Insurance Co. Ltd.	134	37,868
Samsung Heavy Industries Co. Ltd.*	2,111	14,339
Samsung Life Insurance Co. Ltd.	300	19,288
Samsung SDI Co. Ltd.	228	58,636
Samsung SDS Co. Ltd.	144	15,535
Shinhan Financial Group Co. Ltd.	1,679	58,731
SK Hynix, Inc.	2,352	404,103
SK Innovation Co. Ltd.*	220	18,556
SK Square Co. Ltd.*	150	10,897
SK Telecom Co. Ltd.	431	16,125
SK, Inc.	144	16,560
Woori Financial Group, Inc.	2,101	22,422
Yuhan Corp.	270	15,868
Total South Korea		3,168,149
Taiwan – 20.3%
Acer, Inc.	17,000	24,550
Advantech Co. Ltd.	3,299	37,626
ASE Technology Holding Co. Ltd.	18,000	93,491
Asia Cement Corp.	16,000	21,627
AUO Corp.	27,800	15,253
Cathay Financial Holding Co. Ltd.	33,468	60,867
Chang Hwa Commercial Bank Ltd.	23,275	13,237
Cheng Shin Rubber Industry Co. Ltd.	6,000	9,146
China Development Financial Holding Corp.*	64,000	29,789
China Steel Corp.	60,000	42,723
Chunghwa Telecom Co. Ltd.	18,000	69,633
Compal Electronics, Inc.	27,000	28,880
CTBC Financial Holding Co. Ltd.	76,000	88,670
Delta Electronics, Inc.	10,000	119,446
E.Sun Financial Holding Co. Ltd.	56,986	50,150
Evergreen Marine Corp. Taiwan Ltd.	4,600	27,366
Far EasTone Telecommunications Co. Ltd.	13,000	33,701
First Financial Holding Co. Ltd.	43,919	38,042
Formosa Chemicals & Fibre Corp.	17,000	26,411
Formosa Petrochemical Corp.	7,000	13,982
Formosa Plastics Corp.	17,000	30,131
Fubon Financial Holding Co. Ltd.	35,325	86,348
Giant Manufacturing Co. Ltd.	2,036	13,305
Hon Hai Precision Industry Co. Ltd.	51,000	336,421
Hotai Motor Co. Ltd.	2,060	39,496
Hua Nan Financial Holdings Co. Ltd.	36,698	29,864
See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2024
Investments	Shares	Value
Innolux Corp.	20,990	$9,285
Largan Precision Co. Ltd.	1,000	84,614
Lite-On Technology Corp., ADR	3,000	9,802
MediaTek, Inc.	6,000	258,928
Mega Financial Holding Co. Ltd.	41,684	51,910
Nan Ya Plastics Corp.	23,000	34,952
Nanya Technology Corp.*	4,000	8,594
Novatek Microelectronics Corp.	4,000	74,719
President Chain Store Corp.	4,000	33,722
Quanta Computer, Inc.	10,000	96,173
SinoPac Financial Holdings Co. Ltd.	76,697	60,050
Taishin Financial Holding Co. Ltd.	59,937	34,826
Taiwan Cooperative Financial Holding Co. Ltd.	48,268	38,684
Taiwan Mobile Co. Ltd.	6,000	19,790
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	2,918,114
TCC Group Holdings	26,997	28,460
Uni-President Enterprises Corp.	26,000	65,157
Unimicron Technology Corp.	6,000	33,291
United Microelectronics Corp.	56,000	96,148
Winbond Electronics Corp.	26,809	21,238
Yuanta Financial Holding Co. Ltd.	57,222	56,531
Total Taiwan		5,415,143
Thailand – 1.6%
Advanced Info Service PCL, NVDR	6,800	38,728
Airports of Thailand PCL, NVDR	21,800	34,306
Bangkok Dusit Medical Services PCL, NVDR	35,500	25,877
Central Pattana PCL, NVDR	18,500	27,853
Charoen Pokphand Foods PCL, NVDR*	30,500	19,033
CP ALL PCL, NVDR	20,300	30,424
Delta Electronics Thailand PCL, NVDR	17,200	39,019
Energy Absolute PCL, NVDR	1,400	427
Gulf Energy Development PCL, NVDR	6,700	7,394
Home Product Center PCL, NVDR	43,100	10,864
Intouch Holdings PCL, NVDR	10,900	21,237
Kasikornbank PCL, NVDR	7,800	26,675
Minor International PCL, NVDR	22,300	18,230
PTT Exploration & Production PCL, NVDR	6,000	24,852
PTT Global Chemical PCL, NVDR	13,400	11,137
PTT Oil & Retail Business PCL, NVDR	27,400	11,946
PTT PCL, NVDR	63,900	56,591
SCB X PCL, NVDR	2,900	8,140
Siam Cement PCL, NVDR	4,100	25,138
Total Thailand		437,871
Turkey – 0.2%
BIM Birlesik Magazalar AS	2,417	40,181
TOTAL COMMON STOCKS (Cost: $23,922,875)		23,393,673
Investments	Shares	Value
PREFERRED STOCKS – 2.4%
Brazil – 2.3%
Banco Bradesco SA, 10.60%	35,679	$79,523
Gerdau SA, 6.06%	8,301	27,468
Itau Unibanco Holding SA, 7.24%	26,142	152,538
Itausa SA, 8.62%	33,902	59,937
Petroleo Brasileiro SA, 14.35%	44,524	305,006
Total Brazil		624,472
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, 2.07%	447	18,008
TOTAL PREFERRED STOCKS (Cost: $506,108)		642,480
RIGHTS – 0.0%
Brazil – 0.0%
Localiza Rent a Car SA, expiring 8/6/24* (Cost: $0)	33	53
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(d) (Cost: $73,316)	73,316	73,316
TOTAL INVESTMENTS IN SECURITIES – 90.4% (Cost: $24,502,299)		24,109,522
Other Assets less Liabilities – 9.6%		2,553,449
NET ASSETS – 100.0%		$26,662,971

*   Non-income producing security.

†   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a) This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b) Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $382,019 and the total market value of the collateral held by the Fund was $405,009. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $331,693.

(c) This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d) Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (concluded) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/2/2024	3,522	USD	27,503	HKD	$—	$(1)
FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	15	9/30/24	$ 3,063,281	$ 8,333
5 Year U.S. Treasury Note	29	9/30/24	3,090,766	23,857
10 Year U.S. Treasury Note	29	9/19/24	3,189,547	28,402
U.S. Treasury Long Bond	26	9/19/24	3,076,125	41,901
Ultra 10 Year U.S. Treasury Note	28	9/19/24	3,178,875	31,500
			$15,598,594	$133,993

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$6,125,063	$—	$ 0*	$6,125,063
Russia	—	—	0*	0
Other	17,268,610	—	—	17,268,610
Preferred Stocks	642,480	—	—	642,480
Rights	53	—	—	53
Investment of Cash Collateral for Securities Loaned	—	73,316	—	73,316
Total Investments in Securities	$24,036,206	$73,316	$ 0	$24,109,522
Financial Derivative Instruments Futures Contracts[1]	$133,993	$—	$—	$133,993
Liabilities:
Financial Derivative Instruments Foreign Currency Contracts[1]	$—	$(1)	$—	$(1)
Total – Net	$24,170,199	$73,315	$ 0	$24,243,514

*   Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1   Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments WisdomTree International Efficient Core Fund (NTSI) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 88.9%
Australia – 6.5%
ANZ Group Holdings Ltd.	56,705	$1,069,461
Aristocrat Leisure Ltd.	13,172	437,735
ASX Ltd.(a)	5,518	221,112
BHP Group Ltd.	94,197	2,684,977
Brambles Ltd.	29,161	282,974
Cochlear Ltd.(a)	163	36,158
Coles Group Ltd.	25,237	287,033
Commonwealth Bank of Australia(a)	34,379	2,924,647
CSL Ltd.	8,719	1,719,003
Dexus(a)	4,272	18,488
Fortescue Ltd.	32,009	457,686
Goodman Group(a)	32,619	757,015
Insurance Australia Group Ltd.(a)	61,704	294,232
Lottery Corp. Ltd.(a)	37,527	127,066
Macquarie Group Ltd.	6,504	889,111
National Australia Bank Ltd.(a)	63,183	1,528,789
Northern Star Resources Ltd.	20,346	176,645
QBE Insurance Group Ltd.	33,464	388,648
Ramsay Health Care Ltd.(a)	3,560	112,838
Rio Tinto Ltd.	6,565	521,748
Rio Tinto PLC	21,884	1,438,781
Santos Ltd.(a)	16,879	86,349
Scentre Group	51,571	107,458
Sonic Healthcare Ltd.(a)	9,772	171,640
South32 Ltd.(a)	95,640	233,776
Stockland(a)	17,602	49,020
Tabcorp Holdings Ltd.(a)	37,527	17,544
Telstra Group Ltd.	129,607	313,340
Transurban Group(a)	54,584	452,029
Wesfarmers Ltd.(a)	23,702	1,031,759
Westpac Banking Corp.	71,615	1,302,359
Woodside Energy Group Ltd.(a)	33,812	637,020
Woolworths Group Ltd.	23,922	539,840
Total Australia		21,316,281
Austria – 0.1%
Erste Group Bank AG	5,313	251,912
Mondi PLC	7,920	152,027
Total Austria		403,939
Belgium – 0.6%
Ageas SA	3,560	162,843
Anheuser-Busch InBev SA	15,386	892,436
KBC Group NV	4,775	337,251
Solvay SA(a)	890	31,353
Syensqo SA	890	79,714
UCB SA(a)	2,136	317,520
Umicore SA(a)	4,330	65,109
Total Belgium		1,886,226
Investments	Shares	Value
China – 0.3%
BOC Hong Kong Holdings Ltd.	92,000	$283,398
Prosus NV	20,968	747,434
Total China		1,030,832
Denmark – 3.8%
Ambu AS, Class B*	4,806	92,553
AP Moller – Maersk AS, Class B	156	271,389
Carlsberg AS, Class B	1,089	130,776
Coloplast AS, Class B	3,005	361,298
Danske Bank AS	4,809	143,409
DSV AS	4,182	641,286
Genmab AS*	1,246	312,476
GN Store Nord AS*	2,608	72,750
Novo Nordisk AS, Class B	63,768	9,215,760
Novonesis (Novozymes) B, Class B	7,541	461,789
Orsted AS*(b)	3,506	186,733
Pandora AS	1,958	295,746
Svitzer Group AS*	312	11,638
Vestas Wind Systems AS*	19,741	457,480
Total Denmark		12,655,083
Finland – 0.7%
Elisa OYJ	1,539	70,661
Fortum OYJ(a)	7,729	113,071
Kesko OYJ, Class B(a)	5,305	93,188
Kone OYJ, Class B	6,940	342,815
Neste OYJ(a)	8,534	152,057
Nokia OYJ(a)	119,114	454,280
Nordea Bank Abp	45,485	541,601
Sampo OYJ, Class A(a)	7,298	313,647
Stora Enso OYJ, Class R(a)	8,013	109,539
UPM-Kymmene OYJ	7,654	267,588
Total Finland		2,458,447
France – 10.3%
Air Liquide SA	11,773	2,034,986
Airbus SE	11,944	1,641,855
Alstom SA	6,282	105,704
Arkema SA	356	30,962
Atos SE*(a)	1,780	1,881
AXA SA	37,232	1,219,847
BNP Paribas SA	20,693	1,320,240
Bouygues SA	1,205	38,705
Bureau Veritas SA(a)	1,602	44,400
Capgemini SE	3,547	705,938
Carrefour SA	6,058	85,703
Cie de Saint-Gobain SA	11,214	872,791
Cie Generale des Etablissements Michelin SCA	10,680	413,326
Credit Agricole SA	12,914	176,329
Danone SA	10,685	653,660
Dassault Systemes SE	14,183	536,582
Edenred SE	3,916	165,403
Eiffage SA	536	49,266

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2024
Investments	Shares	Value
Engie SA	34,349	$490,909
EssilorLuxottica SA	5,703	1,229,773
Hermes International SCA	555	1,272,918
Kering SA	1,513	548,898
L’Oreal SA	5,199	2,284,811
Legrand SA	5,696	565,539
LVMH Moet Hennessy Louis Vuitton SE	5,376	4,111,571
Orange SA	20,614	206,659
Pernod Ricard SA(a)	4,049	549,817
Publicis Groupe SA	3,925	418,054
Renault SA	3,333	170,891
Safran SA	6,413	1,356,757
Sanofi SA	21,285	2,051,730
Sartorius Stedim Biotech	534	87,736
Schneider Electric SE	11,081	2,663,802
Societe Generale SA	11,232	263,871
Sodexo SA	1,424	128,198
Teleperformance SE(a)	927	97,702
Thales SA	1,485	237,937
TotalEnergies SE	49,608	3,313,924
Unibail-Rodamco-Westfield*(a)	938	73,910
Valeo SE(a)	1,582	16,850
Veolia Environnement SA	9,968	298,275
Vinci SA	10,061	1,060,820
Vivendi SE	15,460	161,650
Worldline SA*(b)	3,916	42,473
Total France		33,803,053
Germany – 7.4%
adidas AG	3,803	908,918
Allianz SE, Registered Shares	8,023	2,231,351
BASF SE	18,837	912,220
Bayer AG, Registered Shares	17,954	507,610
Bayerische Motoren Werke AG	5,398	511,306
Beiersdorf AG	1,958	286,549
Brenntag SE	2,670	180,165
Continental AG	1,958	111,010
Covestro AG*(b)	4,277	251,196
Daimler Truck Holding AG	1,802	71,786
Delivery Hero SE*(b)	1,928	45,769
Deutsche Bank AG, Registered Shares	37,981	606,847
Deutsche Boerse AG	3,893	797,331
Deutsche Post AG, Registered Shares	19,660	796,259
Deutsche Telekom AG, Registered Shares	64,295	1,617,965
Deutsche Wohnen SE	4,614	88,813
E.ON SE	42,620	559,784
Fresenius Medical Care AG	3,220	123,409
Fresenius SE & Co. KGaA*	7,204	215,258
Hannover Rueck SE	713	180,876
Heidelberg Materials AG	2,709	281,105
HelloFresh SE*	2,305	11,166
Investments	Shares	Value
Infineon Technologies AG	28,683	$1,054,571
Knorr-Bremse AG	1,246	95,214
Mercedes-Benz Group AG	15,144	1,048,009
Merck KGaA	2,505	415,463
MTU Aero Engines AG	1,070	273,849
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,848	1,425,445
Puma SE	1,798	82,611
RWE AG	12,933	442,857
SAP SE	21,084	4,282,543
Scout24 SE(b)	3,335	254,489
Siemens AG, Registered Shares	14,920	2,777,873
Siemens Energy AG*	9,095	236,963
Siemens Healthineers AG(b)	5,675	327,222
Symrise AG	2,454	300,618
Vonovia SE	3,181	90,515
Zalando SE*(b)	2,378	55,789
Total Germany		24,460,724
Hong Kong – 1.2%
AIA Group Ltd.	243,000	1,649,589
CK Asset Holdings Ltd.	71,000	265,998
CLP Holdings Ltd.	23,500	189,929
Hang Seng Bank Ltd.	19,400	249,476
Hong Kong & China Gas Co. Ltd.	202,100	153,761
Hong Kong Exchanges & Clearing Ltd.	20,400	653,749
Link REIT	60,094	233,606
MTR Corp. Ltd.	11,500	36,308
Power Assets Holdings Ltd.	19,000	102,819
Sun Hung Kai Properties Ltd.	18,000	155,737
Techtronic Industries Co. Ltd.	10,000	114,250
WH Group Ltd.(b)	315,000	207,380
Total Hong Kong		4,012,602
Ireland – 0.5%
CRH PLC	14,740	1,098,591
Kerry Group PLC, Class A	2,310	187,290
Kingspan Group PLC	3,396	289,353
Smurfit Kappa Group PLC	3,185	142,003
Total Ireland		1,717,237
Israel – 0.4%
Bank Hapoalim BM	19,009	169,795
Bank Leumi Le-Israel BM	22,770	187,977
Check Point Software Technologies Ltd.*	2,010	331,650
Nice Ltd.*	1,568	268,048
Teva Pharmaceutical Industries Ltd., ADR*	1,055	17,144
Wix.com Ltd.*	1,056	167,978
Total Israel		1,142,592
Italy – 2.1%
Assicurazioni Generali SpA	19,013	474,585
Enel SpA	147,919	1,029,509
Eni SpA	49,780	765,811

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2024
Investments	Shares	Value
Ferrari NV(a)	2,365	$964,956
FinecoBank Banca Fineco SpA(a)	15,989	238,536
Intesa Sanpaolo SpA	303,364	1,128,528
Moncler SpA(a)	4,806	293,907
Nexi SpA*(a)(b)	9,106	55,570
Prysmian SpA(a)	5,162	319,882
Snam SpA(a)	9,968	44,132
Telecom Italia SpA*(a)	175,105	41,944
Terna – Rete Elettrica Nazionale(a)	13,183	101,982
UniCredit SpA	38,773	1,438,010
Total Italy		6,897,352
Japan – 21.1%
Aeon Co. Ltd.	17,800	380,543
Ajinomoto Co., Inc.	15,700	550,564
Asahi Group Holdings Ltd.	16,700	589,161
Asahi Kasei Corp.	53,354	341,796
Astellas Pharma, Inc.	54,800	541,664
Bridgestone Corp.(a)	17,800	699,562
Canon, Inc.(a)	32,900	890,505
Central Japan Railway Co.	2,500	53,975
Chugai Pharmaceutical Co. Ltd.	17,800	632,505
Dai-ichi Life Holdings, Inc.	30,200	806,910
Daiichi Sankyo Co. Ltd.	37,600	1,291,200
Daikin Industries Ltd.	4,100	570,167
Daiwa House Industry Co. Ltd.	17,000	430,865
FANUC Corp.	3,000	82,227
Fast Retailing Co. Ltd.	1,500	378,217
Fujitsu Ltd.	15,400	240,966
Hitachi Ltd.	89,000	1,992,347
Honda Motor Co. Ltd.	106,800	1,141,962
Hoya Corp.	2,700	313,959
ITOCHU Corp.(a)	35,100	1,713,760
Japan Exchange Group, Inc.	17,800	415,178
Japan Post Holdings Co. Ltd.	57,000	565,181
Japan Tobacco, Inc.(a)	35,600	962,258
Kao Corp.(a)	15,800	640,801
KDDI Corp.	35,600	941,455
Keyence Corp.	3,000	1,315,740
Kirin Holdings Co. Ltd.(a)	35,600	458,777
Komatsu Ltd.	29,500	856,611
Kubota Corp.	35,400	495,151
Kyowa Kirin Co. Ltd.	15,900	271,573
LY Corp.	91,100	220,246
M3, Inc.	16,800	160,157
Marubeni Corp.	50,000	924,873
Minebea Mitsumi, Inc.	17,800	364,609
MISUMI Group, Inc.	15,900	271,870
Mitsubishi Chemical Group Corp.	71,200	395,305
Mitsubishi Corp.	103,800	2,031,346
Mitsubishi Electric Corp.	56,700	904,993
Investments	Shares	Value
Mitsubishi Estate Co. Ltd.	37,900	$593,734
Mitsubishi Heavy Industries Ltd.	77,600	831,187
Mitsubishi UFJ Financial Group, Inc.	282,300	3,034,295
Mitsui Fudosan Co. Ltd.	93,500	853,567
Mizuho Financial Group, Inc.	68,300	1,425,783
Murata Manufacturing Co. Ltd.(a)	51,900	1,071,813
Nexon Co. Ltd.	16,900	312,554
NIDEC Corp.	300	13,400
Nihon M&A Center Holdings, Inc.(a)	16,700	86,313
Nintendo Co. Ltd.	17,800	946,766
Nippon Paint Holdings Co. Ltd.	33,300	216,949
Nippon Steel Corp.	20,900	441,880
Nippon Telegraph & Telephone Corp.	496,800	468,819
Nissan Motor Co. Ltd.	87,100	295,586
Nomura Holdings, Inc.	135,600	777,217
Nomura Research Institute Ltd.(a)	2,300	64,642
NTT Data Group Corp.	20,100	295,140
Odakyu Electric Railway Co. Ltd.(a)	17,800	172,180
Olympus Corp.	35,200	567,520
Ono Pharmaceutical Co. Ltd.	16,200	221,207
Otsuka Holdings Co. Ltd.	14,600	614,460
Pan Pacific International Holdings Corp.	16,600	388,427
Panasonic Holdings Corp.	56,300	460,942
Rakuten Group, Inc.*(a)	37,800	195,016
Recruit Holdings Co. Ltd.	33,700	1,803,157
Renesas Electronics Corp.	29,200	546,207
Resona Holdings, Inc.	73,900	489,037
Sekisui House Ltd.	25,400	562,602
Seven & i Holdings Co. Ltd.	53,400	650,653
Shimadzu Corp.	14,400	360,313
Shin-Etsu Chemical Co. Ltd.	16,500	639,854
Shiseido Co. Ltd.	100	2,852
SoftBank Corp.(a)	83,000	1,013,636
SoftBank Group Corp.	35,200	2,273,579
Sompo Holdings, Inc.	39,200	837,076
Sony Group Corp.	29,800	2,526,868
Subaru Corp.	18,100	383,694
Sumitomo Chemical Co. Ltd.	106,800	228,857
Sumitomo Corp.	37,300	931,457
Sumitomo Electric Industries Ltd.	29,800	463,599
Sumitomo Mitsui Financial Group, Inc.	32,900	2,193,538
Sumitomo Mitsui Trust Holdings, Inc.	30,000	684,446
Sumitomo Realty & Development Co. Ltd.	16,400	481,315
Suzuki Motor Corp.	52,400	602,962
Takeda Pharmaceutical Co. Ltd.	35,600	923,307
Terumo Corp.	35,600	587,137
Tokio Marine Holdings, Inc.	36,200	1,351,368
Tokyo Electron Ltd.	11,200	2,429,939
Tokyo Gas Co. Ltd.	14,900	320,027
Toray Industries, Inc.	54,400	257,526
See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2024
Investments	Shares	Value
Toyota Motor Corp.	238,800	$4,884,073
Unicharm Corp.(a)	14,300	459,332
Yamato Holdings Co. Ltd.	17,100	187,998
Total Japan		69,264,785
Luxembourg – 0.1%
ArcelorMittal SA	12,104	277,222
Eurofins Scientific SE(a)	2,476	123,527
Total Luxembourg		400,749
Macau – 0.1%
Sands China Ltd.*	75,600	157,641
Netherlands – 4.5%
Adyen NV*(a)(b)	347	413,996
Aegon Ltd.	25,235	155,999
Akzo Nobel NV(a)	3,382	205,808
Argenx SE*	841	368,289
ASM International NV(a)	1,110	846,788
ASML Holding NV	8,355	8,633,905
Ferrovial SE(a)	9,700	376,958
Heineken NV(a)	4,628	447,893
ING Groep NV(a)	73,240	1,252,937
Just Eat Takeaway.com NV*(a)(b)	1,962	23,625
Koninklijke Ahold Delhaize NV	18,455	545,707
Koninklijke KPN NV	63,662	244,263
Koninklijke Philips NV*	17,859	451,522
Pluxee NV*	1,424	39,978
Randstad NV(a)	1,068	48,452
Wolters Kluwer NV	3,916	649,692
Total Netherlands		14,705,812
New Zealand – 0.1%
Xero Ltd.*	3,653	332,769
Norway – 0.4%
DNB Bank ASA	15,453	304,343
Equinor ASA	20,823	594,426
Mowi ASA	9,790	163,389
Norsk Hydro ASA	28,271	176,570
Telenor ASA	7,120	81,381
Yara International ASA	2,495	72,079
Total Norway		1,392,188
Portugal – 0.1%
EDP – Energias de Portugal SA	57,469	215,512
Singapore – 0.8%
DBS Group Holdings Ltd.	41,760	1,102,815
Oversea-Chinese Banking Corp. Ltd.	71,200	758,101
Singapore Telecommunications Ltd.	230,400	467,515
United Overseas Bank Ltd.	17,800	411,492
Total Singapore		2,739,923
Spain – 2.3%
ACS Actividades de Construccion y Servicios SA(a)	4,225	182,394
Aena SME SA(b)	1,602	322,785
Amadeus IT Group SA(a)	10,142	675,443
Investments	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	124,874	$1,251,613
Banco Santander SA	240,210	1,114,866
CaixaBank SA	56,008	296,711
Cellnex Telecom SA*(a)(b)	6,219	202,423
Endesa SA(a)	5,401	101,502
Grifols SA*(a)	3,017	25,415
Iberdrola SA(a)	116,371	1,510,991
Industria de Diseno Textil SA	22,753	1,130,514
Repsol SA(a)	28,804	454,880
Telefonica SA(a)	92,654	393,236
Total Spain		7,662,773
Sweden – 2.2%
Alfa Laval AB	6,728	294,845
Alleima AB	2,004	13,019
Assa Abloy AB, Class B	20,858	590,079
Atlas Copco AB, Class A	78,808	1,482,366
Boliden AB	5,517	176,655
Epiroc AB, Class A(a)	22,243	444,222
EQT AB	3,473	102,712
Essity AB, Class B	9,968	255,455
Evolution AB(b)	3,268	340,680
H & M Hennes & Mauritz AB, Class B(a)	16,882	267,254
Hexagon AB, Class B	50,664	572,411
Kinnevik AB, Class B	6,287	51,619
Nibe Industrier AB, Class B(a)	21,113	89,594
Sandvik AB	26,313	527,741
Skandinaviska Enskilda Banken AB, Class A	12,461	184,147
Skanska AB, Class B(a)	3,382	60,932
SKF AB, Class B	7,669	154,101
Svenska Cellulosa AB SCA, Class B(a)	13,675	202,151
Svenska Handelsbanken AB, Class A	16,704	159,229
Swedbank AB, Class A	9,255	190,602
Telefonaktiebolaget LM Ericsson, Class B	57,410	356,705
Telia Co. AB	13,172	35,361
Volvo AB, Class B	30,763	787,506
Total Sweden		7,339,386
Switzerland – 9.2%
ABB Ltd., Registered Shares	41,029	2,279,287
Accelleron Industries AG	2,286	89,547
Adecco Group AG, Registered Shares	2,311	76,690
Alcon, Inc.	10,593	945,660
Cie Financiere Richemont SA, Class A, Registered Shares	10,364	1,617,573
DSM-Firmenich AG	3,262	369,183
Geberit AG, Registered Shares	999	590,106
Givaudan SA, Registered Shares	178	843,846
Holcim AG, Registered Shares	7,120	630,864
Julius Baer Group Ltd.	2,492	139,215
Kuehne & Nagel International AG, Registered Shares	1,186	341,044
Logitech International SA, Registered Shares	3,764	364,085

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2024
Investments	Shares	Value
Lonza Group AG, Registered Shares	1,297	$707,822
Nestle SA, Registered Shares	52,661	5,375,102
Novartis AG, Registered Shares	40,667	4,352,265
Partners Group Holding AG	408	523,962
Roche Holding AG	13,126	3,644,488
Sandoz Group AG	8,452	306,063
Schindler Holding AG, Participation Certificate	1,475	370,638
Sika AG, Registered Shares	2,962	847,793
Sonova Holding AG, Registered Shares	1,419	438,365
STMicroelectronics NV	17,144	677,361
Straumann Holding AG, Registered Shares(a)	1,780	220,470
Swatch Group AG, Bearer Shares	890	182,289
Swiss Life Holding AG, Registered Shares	356	261,711
Swiss Re AG	4,628	574,251
Swisscom AG, Registered Shares	221	124,322
Temenos AG, Registered Shares	1,554	107,220
UBS Group AG, Registered Shares	57,809	1,701,589
Zurich Insurance Group AG	2,848	1,518,447
Total Switzerland		30,221,258
United Kingdom – 13.4%
abrdn PLC(a)	32,029	60,003
Admiral Group PLC	3,019	99,797
Anglo American PLC	22,953	725,952
Antofagasta PLC	7,477	199,430
Ashtead Group PLC	9,372	625,766
Associated British Foods PLC	5,183	162,092
AstraZeneca PLC	24,358	3,804,528
Aviva PLC	45,670	275,148
BAE Systems PLC	52,864	882,095
Barclays PLC	326,514	862,227
Barratt Developments PLC	22,044	131,582
BP PLC	388,889	2,336,056
British American Tobacco PLC	43,648	1,340,763
BT Group PLC(a)	158,761	281,668
Bunzl PLC	6,764	257,366
Burberry Group PLC	7,476	82,956
CK Hutchison Holdings Ltd.	75,500	361,670
Coca-Cola Europacific Partners PLC	2,848	207,534
Compass Group PLC	37,586	1,026,269
Croda International PLC	3,217	160,550
DCC PLC	917	64,219
Diageo PLC	42,909	1,350,336
Dowlais Group PLC	27,070	25,014
Entain PLC	12,586	100,233
Experian PLC	19,721	918,894
Ferguson PLC	4,412	849,687
Flutter Entertainment PLC*	3,213	587,503
Glencore PLC	186,149	1,061,487
Haleon PLC	95,640	390,018
Investments	Shares	Value
Halma PLC	9,914	$339,124
HSBC Holdings PLC	377,261	3,261,488
Imperial Brands PLC	13,077	334,580
Informa PLC	34,145	369,386
InterContinental Hotels Group PLC	3,560	374,686
Intertek Group PLC	3,382	204,952
James Hardie Industries PLC, CDI*	9,124	288,221
Johnson Matthey PLC	3,738	74,044
Kingfisher PLC	33,116	104,152
Legal & General Group PLC	125,289	359,517
Lloyds Banking Group PLC	1,308,518	905,453
London Stock Exchange Group PLC	5,962	708,437
Melrose Industries PLC	27,070	189,369
National Grid PLC	80,738	900,789
NatWest Group PLC	83,424	328,813
Next PLC	2,314	264,314
Ocado Group PLC*(a)	6,386	23,322
Pearson PLC	14,565	182,422
Persimmon PLC	3,697	63,184
Prudential PLC	50,188	455,772
Reckitt Benckiser Group PLC	13,565	734,256
RELX PLC	36,166	1,663,657
Rentokil Initial PLC	34,323	200,104
Rolls-Royce Holdings PLC*	164,275	948,591
Sage Group PLC	26,029	358,152
Segro PLC	10,346	117,470
Shell PLC	145,609	5,216,381
Smith & Nephew PLC	20,249	251,002
Smiths Group PLC	7,294	157,207
Spirax Group PLC	1,602	171,727
SSE PLC	19,172	433,691
St. James’s Place PLC	8,312	57,422
Standard Chartered PLC	50,684	458,738
Taylor Wimpey PLC	68,615	123,295
Tesco PLC	138,860	537,130
Unilever PLC	50,085	2,750,925
United Utilities Group PLC	12,218	151,760
Vodafone Group PLC	440,021	388,026
Whitbread PLC	4,450	167,351
WPP PLC	24,890	227,921
Total United Kingdom		44,077,674
United States – 0.7%
GSK PLC	72,492	1,401,590
Qiagen NV*	3,276	135,351
Stellantis NV	33,813	669,336
Total United States		2,206,277
TOTAL COMMON STOCKS
(Cost: $252,368,628)		292,501,115

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (concluded) WisdomTree International Efficient Core Fund (NTSI) June 30, 2024
Investments	Shares	Value
PREFERRED STOCKS – 0.4%
Germany – 0.4%
Henkel AG & Co. KGaA, 2.24%	5,518	$492,156
Porsche Automobil Holding SE, 6.08%	2,670	120,787
Sartorius AG, 0.34%	787	184,720
Volkswagen AG, 8.60%	3,711	419,204
TOTAL PREFERRED STOCKS
(Cost: $1,453,830)		1,216,867
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%
United States – 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c)
(Cost: $14,429,205)	14,429,205	14,429,205
TOTAL INVESTMENTS IN SECURITIES – 93.7%
(Cost: $268,251,663)		308,147,187
Other Assets less Liabilities – 6.3%		20,871,446
NET ASSETS – 100.0%		$329,018,633

*   Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,924,083 and the total market value of the collateral held by the Fund was $26,278,335. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,849,130.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)    Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	196	9/30/24	$ 40,026,875	$ 108,443
5 Year U.S. Treasury Note	374	9/30/24	39,860,219	306,420
10 Year U.S. Treasury Note	363	9/19/24	39,924,328	357,451
U.S. Treasury Long Bond	340	9/19/24	40,226,250	559,430
Ultra 10 Year U.S. Treasury Note	353	9/19/24	40,076,531	401,125
			$200,114,203	$1,732,869

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$292,501,115	$—	$—	$292,501,115
Preferred Stocks	1,216,867	—	—	1,216,867
Investment of Cash Collateral for Securities Loaned	—	14,429,205	—	14,429,205
Total Investments in Securities	$293,717,982	$14,429,205	$—	$308,147,187
Financial Derivative Instruments
Futures Contracts[1]	$1,732,869	$—	$—	$1,732,869
Total – Net	$295,450,851	$14,429,205	$—	$309,880,056

1       Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 89.9%
Brazil – 0.2%
Banks – 0.1%
NU Holdings Ltd., Class A*	58,844	$758,499
Broadline Retail – 0.1%
MercadoLibre, Inc.*	835	1,372,239
Total Brazil		2,130,738
China – 0.1%
Hotels, Restaurants & Leisure – 0.0%
Yum China Holdings, Inc.	6,488	200,090
Semiconductors & Semiconductor Equipment – 0.1%
NXP Semiconductors NV	4,447	1,196,643
Total China		1,396,733
Ireland – 0.0%
Trading Companies & Distributors – 0.0%
AerCap Holdings NV	4,239	395,075
Israel – 0.0%
Software – 0.0%
Check Point Software Technologies Ltd.*	1,606	264,990
Russia – 0.0%
Interactive Media & Services – 0.0%
Yandex NV, Class A*†	6,719	0
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	23,719	496,913
United Kingdom – 0.0%
Beverages – 0.0%
Coca-Cola Europacific Partners PLC	4,499	327,842
United States – 89.5%
Aerospace & Defense – 1.5%
Axon Enterprise, Inc.*	1,535	451,659
Boeing Co.*	13,021	2,369,952
General Dynamics Corp.	5,066	1,469,849
General Electric Co.	19,996	3,178,764
Howmet Aerospace, Inc.	8,302	644,484
L3Harris Technologies, Inc.	3,472	779,742
Lockheed Martin Corp.	4,802	2,243,014
Northrop Grumman Corp.	2,884	1,257,280
RTX Corp.	25,000	2,509,750
Textron, Inc.	3,907	335,455
TransDigm Group, Inc.	923	1,179,234
Total Aerospace & Defense		16,419,183
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	3,143	392,215
FedEx Corp.	4,615	1,383,761
United Parcel Service, Inc., Class B	15,121	2,069,309
Total Air Freight & Logistics		3,845,285
Investments	Shares	Value
Automobile Components – 0.0%
Aptiv PLC*	4,576	$322,242
Automobiles – 1.3%
Ford Motor Co.	82,057	1,028,995
General Motors Co.	23,044	1,070,624
Tesla, Inc.*	59,107	11,696,093
Total Automobiles		13,795,712
Banks – 2.9%
Bank of America Corp.	143,248	5,696,973
Citigroup, Inc.	41,014	2,602,748
Citizens Financial Group, Inc.	9,500	342,285
Fifth Third Bancorp	12,165	443,901
First Citizens BancShares, Inc., Class A	283	476,462
Huntington Bancshares, Inc.	31,104	409,951
JPMorgan Chase & Co.	61,672	12,473,779
KeyCorp	18,897	268,526
M&T Bank Corp.	3,145	476,027
PNC Financial Services Group, Inc.	7,948	1,235,755
Regions Financial Corp.	19,313	387,033
Truist Financial Corp.	27,510	1,068,763
U.S. Bancorp	33,728	1,339,002
Wells Fargo & Co.	76,555	4,546,601
Total Banks		31,767,806
Beverages – 1.2%
Brown-Forman Corp., Class B	5,421	234,133
Coca-Cola Co.	84,669	5,389,182
Constellation Brands, Inc., Class A	3,958	1,018,314
Keurig Dr. Pepper, Inc.	21,643	722,876
Monster Beverage Corp.*	16,349	816,632
PepsiCo, Inc.	28,034	4,623,648
Total Beverages		12,804,785
Biotechnology – 1.6%
AbbVie, Inc.	36,143	6,199,247
Alnylam Pharmaceuticals, Inc.*	2,005	487,215
Amgen, Inc.	10,886	3,401,331
Biogen, Inc.*	2,819	653,501
BioMarin Pharmaceutical, Inc.*	3,283	270,289
Gilead Sciences, Inc.	23,064	1,582,421
GRAIL, Inc.*	389	5,974
Moderna, Inc.*	7,175	852,031
Regeneron Pharmaceuticals, Inc.*	1,853	1,947,559
Vertex Pharmaceuticals, Inc.*	4,743	2,223,139
Total Biotechnology		17,622,707
Broadline Retail – 3.7%
Amazon.com, Inc.*	201,615	38,962,099
eBay, Inc.	11,138	598,333
Total Broadline Retail		39,560,432
Building Products – 0.4%
Builders FirstSource, Inc.*	2,361	326,786
Carlisle Cos., Inc.	1,005	407,236

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024
Investments	Shares	Value
Carrier Global Corp.	12,782	$806,289
Johnson Controls International PLC	14,582	969,265
Lennox International, Inc.	586	313,498
Masco Corp.	4,805	320,349
Owens Corning	1,462	253,979
Trane Technologies PLC	4,319	1,420,649
Total Building Products		4,818,051
Capital Markets – 2.6%
Ameriprise Financial, Inc.	2,091	893,254
Ares Management Corp., Class A	3,039	405,038
Bank of New York Mellon Corp.	14,718	881,461
BlackRock, Inc.	3,054	2,404,475
Blackstone, Inc.	15,378	1,903,796
Charles Schwab Corp.	30,682	2,260,956
CME Group, Inc.	7,731	1,519,915
Coinbase Global, Inc., Class A*	4,183	929,588
FactSet Research Systems, Inc.	775	316,409
Goldman Sachs Group, Inc.	7,087	3,205,592
Intercontinental Exchange, Inc.	12,258	1,677,998
KKR & Co., Inc.	15,316	1,611,856
LPL Financial Holdings, Inc.	1,612	450,232
Moody’s Corp.	3,407	1,434,108
Morgan Stanley	26,978	2,621,992
MSCI, Inc.	1,616	778,508
Nasdaq, Inc.	8,337	502,388
Northern Trust Corp.	4,366	366,657
Raymond James Financial, Inc.	4,092	505,812
S&P Global, Inc.	6,862	3,060,452
State Street Corp.	5,626	416,324
T Rowe Price Group, Inc.	4,226	487,300
Total Capital Markets		28,634,111
Chemicals – 1.2%
Air Products & Chemicals, Inc.	4,328	1,116,840
Albemarle Corp.(a)	1,910	182,443
Celanese Corp.	2,157	290,958
CF Industries Holdings, Inc.	3,414	253,046
Corteva, Inc.	14,697	792,756
Dow, Inc.	14,933	792,196
DuPont de Nemours, Inc.	8,567	689,558
Ecolab, Inc.	5,307	1,263,066
International Flavors & Fragrances, Inc.	4,785	455,580
Linde PLC	10,308	4,523,253
LyondellBasell Industries NV, Class A	5,454	521,729
PPG Industries, Inc.	4,492	565,498
RPM International, Inc.	2,076	223,544
Sherwin-Williams Co.	4,974	1,484,391
Total Chemicals		13,154,858
Commercial Services & Supplies – 0.6%
Cintas Corp.	1,915	1,340,998
Copart, Inc.*	19,052	1,031,856
Republic Services, Inc.	4,398	854,707
Rollins, Inc.	7,347	358,460
Investments	Shares	Value
Veralto Corp.	4,765	$454,915
Waste Connections, Inc.	5,268	923,796
Waste Management, Inc.	7,522	1,604,744
Total Commercial Services & Supplies		6,569,476
Communications Equipment – 0.6%
Arista Networks, Inc.*	5,649	1,979,862
Cisco Systems, Inc.	80,834	3,840,423
Motorola Solutions, Inc.	3,121	1,204,862
Total Communications Equipment		7,025,147
Construction & Engineering – 0.1%
EMCOR Group, Inc.	663	242,048
Quanta Services, Inc.	3,072	780,565
Total Construction & Engineering		1,022,613
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	1,331	721,136
Vulcan Materials Co.	2,631	654,277
Total Construction Materials		1,375,413
Consumer Finance – 0.5%
American Express Co.	12,402	2,871,683
Capital One Financial Corp.	8,072	1,117,568
Discover Financial Services	5,016	656,143
Synchrony Financial	6,874	324,384
Total Consumer Finance		4,969,778
Consumer Staples Distribution & Retail – 1.7%
Costco Wholesale Corp.	9,418	8,005,206
Dollar General Corp.	3,477	459,764
Dollar Tree, Inc.*	4,294	458,470
Kroger Co.	13,290	663,570
Sysco Corp.	10,819	772,368
Target Corp.	9,226	1,365,817
Walgreens Boots Alliance, Inc.	10,616	128,401
Walmart, Inc.	92,410	6,257,081
Total Consumer Staples Distribution & Retail		18,110,677
Containers & Packaging – 0.2%
Amcor PLC	26,246	256,686
Avery Dennison Corp.	1,815	396,850
Ball Corp.	5,686	341,273
International Paper Co.	7,266	313,528
Packaging Corp. of America	1,923	351,063
Total Containers & Packaging		1,659,400
Distributors – 0.1%
Genuine Parts Co.	2,641	365,303
LKQ Corp.	5,441	226,291
Pool Corp.	794	244,020
Total Distributors		835,614
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	153,421	2,931,875
Verizon Communications, Inc.	84,245	3,474,264
Total Diversified Telecommunication Services		6,406,139
See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024
Investments	Shares	Value
Electric Utilities – 1.2%
American Electric Power Co., Inc.	10,876	$954,260
Constellation Energy Corp.	5,045	1,010,362
Duke Energy Corp.	15,073	1,510,767
Edison International	7,421	532,902
Entergy Corp.	4,365	467,055
Eversource Energy	4,939	280,091
Exelon Corp.	19,907	688,981
FirstEnergy Corp.	10,204	390,507
NextEra Energy, Inc.	44,268	3,134,617
NRG Energy, Inc.	3,883	302,330
PG&E Corp.	40,963	715,214
PPL Corp.	14,987	414,391
Southern Co.	22,301	1,729,889
Xcel Energy, Inc.	11,390	608,340
Total Electric Utilities		12,739,706
Electrical Equipment – 0.6%
AMETEK, Inc.	5,201	867,059
Eaton Corp. PLC	8,381	2,627,863
Emerson Electric Co.	12,506	1,377,661
Hubbell, Inc.	1,011	369,500
Rockwell Automation, Inc.	2,336	643,054
Vertiv Holdings Co.	6,729	582,529
Total Electrical Equipment		6,467,666
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	22,708	1,529,838
CDW Corp.	2,680	599,891
Corning, Inc.	13,966	542,579
Jabil, Inc.	1,944	211,488
Keysight Technologies, Inc.*	3,411	466,454
TE Connectivity Ltd.	6,288	945,904
Teledyne Technologies, Inc.*	770	298,745
Trimble, Inc.*	4,691	262,321
Zebra Technologies Corp., Class A*	1,111	343,221
Total Electronic Equipment, Instruments & Components		5,200,441
Energy Equipment & Services – 0.2%
Baker Hughes Co.	17,983	632,462
Halliburton Co.	15,574	526,090
Schlumberger NV	29,382	1,386,243
Total Energy Equipment & Services		2,544,795
Entertainment – 1.2%
Electronic Arts, Inc.	4,865	677,841
Liberty Media Corp. – Liberty Formula One, Class C*	4,175	299,932
Live Nation Entertainment, Inc.*	3,351	314,123
Netflix, Inc.*	9,226	6,226,443
ROBLOX Corp., Class A*	11,348	422,259
Spotify Technology SA*	2,613	819,933
Take-Two Interactive Software, Inc.*	3,562	553,855
Walt Disney Co.	38,798	3,852,253
Warner Bros Discovery, Inc.*	45,276	336,854
Total Entertainment		13,503,493
Investments	Shares	Value
Financial Services – 3.5%
Apollo Global Management, Inc.	9,303	$1,098,405
Berkshire Hathaway, Inc., Class A*	7	4,285,687
Berkshire Hathaway, Inc., Class B*	25,524	10,383,163
Block, Inc.*	11,471	739,765
Corpay, Inc.*	1,424	379,368
Fidelity National Information Services, Inc.	10,819	815,320
Fiserv, Inc.*	11,902	1,773,874
Global Payments, Inc.	4,922	475,958
Mastercard, Inc., Class A	17,801	7,853,089
PayPal Holdings, Inc.*	19,834	1,150,967
Visa, Inc., Class A	32,632	8,564,921
Total Financial Services		37,520,517
Food Products – 0.5%
Archer-Daniels-Midland Co.	9,236	558,316
Conagra Brands, Inc.	8,003	227,445
General Mills, Inc.	10,819	684,410
Hershey Co.	2,872	527,960
JM Smucker Co.	2,294	250,138
Kellanova	5,093	293,764
Kraft Heinz Co.	19,398	625,004
Lamb Weston Holdings, Inc.	2,871	241,394
McCormick & Co., Inc., Non-Voting Shares	4,700	333,418
Mondelez International, Inc., Class A	28,487	1,864,189
Tyson Foods, Inc., Class A	5,764	329,355
Total Food Products		5,935,393
Gas Utilities – 0.0%
Atmos Energy Corp.	2,725	317,871
Ground Transportation – 0.9%
CSX Corp.	43,067	1,440,591
JB Hunt Transport Services, Inc.	1,857	297,120
Norfolk Southern Corp.	4,936	1,059,710
Old Dominion Freight Line, Inc.	4,604	813,066
Uber Technologies, Inc.*	42,028	3,054,595
Union Pacific Corp.	13,114	2,967,174
Total Ground Transportation		9,632,256
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	37,253	3,870,959
Align Technology, Inc.*	1,327	320,378
Baxter International, Inc.	8,652	289,409
Becton Dickinson & Co.	5,880	1,374,215
Boston Scientific Corp.*	28,601	2,202,563
Cooper Cos., Inc.	4,295	374,953
Dexcom, Inc.*	7,904	896,156
Edwards Lifesciences Corp.*	12,332	1,139,107
GE HealthCare Technologies, Inc.	7,984	622,113
Hologic, Inc.*	4,592	340,956
IDEXX Laboratories, Inc.*	1,683	819,958
Intuitive Surgical, Inc.*	7,588	3,375,522
Medtronic PLC	25,804	2,031,033
ResMed, Inc.	3,013	576,748

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024
Investments	Shares	Value
STERIS PLC	2,040	$447,862
Stryker Corp.	7,838	2,666,879
Zimmer Biomet Holdings, Inc.	4,053	439,872
Total Health Care Equipment & Supplies		21,788,683
Health Care Providers & Services – 2.1%
Cardinal Health, Inc.	5,038	495,336
Cencora, Inc.	3,294	742,138
Centene Corp.*	9,976	661,409
Cigna Group	6,213	2,053,831
CVS Health Corp.	26,339	1,555,581
Elevance Health, Inc.	5,025	2,722,847
HCA Healthcare, Inc.	4,391	1,410,740
Humana, Inc.	2,489	930,015
Labcorp Holdings, Inc.	1,614	328,465
McKesson Corp.	2,493	1,456,012
Molina Healthcare, Inc.*	945	280,949
Quest Diagnostics, Inc.	2,351	321,805
UnitedHealth Group, Inc.	19,623	9,993,209
Total Health Care Providers & Services		22,952,337
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	3,002	351,144
Healthpeak Properties, Inc.	16,265	318,794
Ventas, Inc.	6,943	355,898
Welltower, Inc.	11,423	1,190,848
Total Health Care REITs		2,216,684
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	3,113	569,710
Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	15,860	285,163
Hotels, Restaurants & Leisure – 1.7%
Airbnb, Inc., Class A*	8,944	1,356,179
Booking Holdings, Inc.	691	2,737,397
Carnival Corp.*	22,910	428,875
Chipotle Mexican Grill, Inc.*	27,662	1,733,024
Darden Restaurants, Inc.	2,092	316,561
Domino’s Pizza, Inc.	595	307,216
DoorDash, Inc., Class A*	6,774	736,876
DraftKings, Inc., Class A*	10,173	388,303
Expedia Group, Inc.*	2,643	332,992
Hilton Worldwide Holdings, Inc.	5,536	1,207,955
Las Vegas Sands Corp.	8,377	370,682
Marriott International, Inc., Class A	5,567	1,345,934
McDonald’s Corp.	15,443	3,935,494
Royal Caribbean Cruises Ltd.*	3,819	608,863
Starbucks Corp.	23,623	1,839,051
Yum! Brands, Inc.	5,299	701,906
Total Hotels, Restaurants & Leisure		18,347,308
Investments	Shares	Value
Household Durables – 0.3%
DR Horton, Inc.	5,936	$836,560
Garmin Ltd.	3,018	491,693
Lennar Corp., Class A	5,286	792,213
NVR, Inc.*	59	447,725
PulteGroup, Inc.	3,881	427,298
Total Household Durables		2,995,489
Household Products – 1.1%
Church & Dwight Co., Inc.	4,861	503,989
Clorox Co.	2,666	363,829
Colgate-Palmolive Co.	17,219	1,670,932
Kimberly-Clark Corp.	7,082	978,732
Procter & Gamble Co.	50,251	8,287,395
Total Household Products		11,804,877
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	6,447	554,313
Industrial Conglomerates – 0.4%
3M Co.	11,536	1,178,864
Honeywell International, Inc.	13,821	2,951,336
Total Industrial Conglomerates		4,130,200
Industrial REITs – 0.2%
Prologis, Inc.	18,789	2,110,193
Insurance – 1.8%
Aflac, Inc.	10,848	968,835
Allstate Corp.	5,633	899,365
American International Group, Inc.	14,230	1,056,435
Aon PLC, Class A	4,363	1,280,889
Arch Capital Group Ltd.*	6,406	646,301
Arthur J Gallagher & Co.	4,350	1,127,998
Brown & Brown, Inc.	5,038	450,448
Chubb Ltd.	8,288	2,114,103
Cincinnati Financial Corp.	3,239	382,526
Everest Group Ltd.	795	302,911
Fidelity National Financial, Inc.	4,781	236,277
Hartford Financial Services Group, Inc.	5,946	597,811
Loews Corp.	4,156	310,619
Markel Group, Inc.*	304	479,001
Marsh & McLennan Cos., Inc.	9,837	2,072,853
MetLife, Inc.	13,187	925,595
Principal Financial Group, Inc.	4,756	373,108
Progressive Corp.	12,091	2,511,422
Prudential Financial, Inc.	7,051	826,307
Travelers Cos., Inc.	4,539	922,960
Willis Towers Watson PLC	2,028	531,620
WR Berkley Corp.	3,724	292,632
Total Insurance		19,310,016

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024
Investments	Shares	Value
Interactive Media & Services – 6.1%
Alphabet, Inc., Class A	126,969	$23,127,403
Alphabet, Inc., Class C	112,320	20,601,734
Meta Platforms, Inc., Class A	44,027	22,199,294
Pinterest, Inc., Class A*	12,807	564,405
Total Interactive Media & Services		66,492,836
IT Services – 1.1%
Accenture PLC, Class A	14,348	4,353,327
Akamai Technologies, Inc.*	3,133	282,221
Cloudflare, Inc., Class A*	4,811	398,495
Cognizant Technology Solutions Corp., Class A	9,526	647,768
EPAM Systems, Inc.*	799	150,300
Gartner, Inc.*	1,551	696,492
GoDaddy, Inc., Class A*	2,484	347,039
International Business Machines Corp.	18,442	3,189,544
MongoDB, Inc.*	1,452	362,942
Okta, Inc.*	2,869	268,567
Snowflake, Inc., Class A*	7,000	945,630
VeriSign, Inc.*	1,680	298,704
Total IT Services		11,941,029
Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	5,867	760,539
Avantor, Inc.*	12,169	257,983
Charles River Laboratories International, Inc.*	1,018	210,298
Danaher Corp.	14,813	3,701,028
Illumina, Inc.*	2,342	244,458
IQVIA Holdings, Inc.*	3,601	761,396
Mettler-Toledo International, Inc.*	416	581,397
Thermo Fisher Scientific, Inc.	8,176	4,521,328
Waters Corp.*	1,048	304,046
West Pharmaceutical Services, Inc.	1,466	482,886
Total Life Sciences Tools & Services		11,825,359
Machinery – 1.4%
Caterpillar, Inc.	10,040	3,344,324
Cummins, Inc.	2,746	760,450
Deere & Co.	5,582	2,085,603
Dover Corp.	2,562	462,313
Fortive Corp.	6,847	507,363
Graco, Inc.	3,591	284,694
IDEX Corp.	1,574	316,689
Illinois Tool Works, Inc.	5,418	1,283,849
Ingersoll Rand, Inc.	7,290	662,224
Lincoln Electric Holdings, Inc.	861	162,419
Nordson Corp.	1,350	313,119
Otis Worldwide Corp.	8,458	814,167
PACCAR, Inc.	10,952	1,127,399
Parker-Hannifin Corp.	2,764	1,398,059
Pentair PLC	2,170	166,374
Snap-on, Inc.	1,156	302,167
Stanley Black & Decker, Inc.	2,788	222,733
Investments	Shares	Value
Westinghouse Air Brake Technologies Corp.	3,930	$621,136
Xylem, Inc.	4,934	669,198
Total Machinery		15,504,280
Media – 0.5%
Charter Communications, Inc., Class A*(a)	2,254	673,856
Comcast Corp., Class A	83,251	3,260,109
Omnicom Group, Inc.	4,009	359,607
Trade Desk, Inc., Class A*	8,539	834,004
Total Media		5,127,576
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	29,570	1,437,102
Newmont Corp.	22,755	952,752
Nucor Corp.	4,300	679,744
Reliance, Inc.	1,083	309,305
Steel Dynamics, Inc.	3,433	444,573
Total Metals & Mining		3,823,476
Multi-Utilities – 0.4%
Ameren Corp.	5,252	373,470
CenterPoint Energy, Inc.	11,204	347,100
CMS Energy Corp.	5,938	353,489
Consolidated Edison, Inc.	6,733	602,065
Dominion Energy, Inc.	16,150	791,350
DTE Energy Co.	3,503	388,868
Public Service Enterprise Group, Inc.	9,429	694,917
Sempra	12,072	918,196
WEC Energy Group, Inc.	5,043	395,674
Total Multi-Utilities		4,865,129
Oil, Gas & Consumable Fuels – 3.1%
Cheniere Energy, Inc.	4,552	795,826
Chevron Corp.	36,867	5,766,736
ConocoPhillips	23,894	2,732,996
Coterra Energy, Inc.	15,011	400,343
Devon Energy Corp.	11,498	545,005
Diamondback Energy, Inc.	3,734	747,509
EOG Resources, Inc.	12,304	1,548,705
EQT Corp.(a)	6,915	255,717
Exxon Mobil Corp.	95,491	10,992,924
Hess Corp.	5,335	787,019
Kinder Morgan, Inc.	40,810	810,895
Marathon Oil Corp.	11,061	317,119
Marathon Petroleum Corp.	7,954	1,379,860
Occidental Petroleum Corp.	14,238	897,421
ONEOK, Inc.	12,115	987,978
Phillips 66	8,737	1,233,402
Targa Resources Corp.	4,790	616,856
Texas Pacific Land Corp.	508	373,009
Valero Energy Corp.	6,759	1,059,541
Williams Cos., Inc.	24,271	1,031,518
Total Oil, Gas & Consumable Fuels		33,280,379

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024
Investments	Shares	Value
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	13,791	$654,245
Southwest Airlines Co.	10,670	305,269
United Airlines Holdings, Inc.*	5,898	286,996
Total Passenger Airlines		1,246,510
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	4,433	471,671
Kenvue, Inc.	35,841	651,590
Total Personal Care Products		1,123,261
Pharmaceuticals – 3.3%
Bristol-Myers Squibb Co.	39,833	1,654,264
Eli Lilly & Co.	16,918	15,317,219
Johnson & Johnson	49,160	7,185,226
Merck & Co., Inc.	51,538	6,380,404
Pfizer, Inc.	119,750	3,350,605
Royalty Pharma PLC, Class A	7,411	195,428
Viatris, Inc.	26,763	284,491
Zoetis, Inc.	9,920	1,719,731
Total Pharmaceuticals		36,087,368
Professional Services – 0.6%
Automatic Data Processing, Inc.	8,517	2,032,923
Booz Allen Hamilton Holding Corp.	2,300	353,970
Broadridge Financial Solutions, Inc.	2,424	477,528
Equifax, Inc.	2,281	553,051
Jacobs Solutions, Inc.	2,445	341,591
Leidos Holdings, Inc.	2,805	409,193
Paychex, Inc.	6,184	733,175
SS&C Technologies Holdings, Inc.	4,717	295,614
TransUnion	4,209	312,140
Verisk Analytics, Inc.	2,931	790,051
Total Professional Services		6,299,236
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	6,285	560,056
CoStar Group, Inc.*	8,415	623,888
Total Real Estate Management & Development		1,183,944
Residential REITs – 0.2%
AvalonBay Communities, Inc.	2,585	534,811
Equity Residential	6,069	420,824
Essex Property Trust, Inc.	1,259	342,700
Invitation Homes, Inc.	10,371	372,215
Mid-America Apartment Communities, Inc.	2,537	361,802
Sun Communities, Inc.	2,338	281,355
Total Residential REITs		2,313,707
Retail REITs – 0.2%
Realty Income Corp.	18,646	984,882
Simon Property Group, Inc.	6,069	921,274
Total Retail REITs		1,906,156
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 10.6%
Advanced Micro Devices, Inc.*	32,957	$5,345,955
Analog Devices, Inc.	10,130	2,312,274
Applied Materials, Inc.	16,659	3,931,357
Broadcom, Inc.	8,280	13,293,788
Enphase Energy, Inc.*	2,774	276,596
Entegris, Inc.	2,651	358,945
First Solar, Inc.*	2,007	452,498
Intel Corp.	85,146	2,636,972
KLA Corp.	2,721	2,243,492
Lam Research Corp.	2,654	2,826,112
Marvell Technology, Inc.	15,909	1,112,039
Microchip Technology, Inc.	11,158	1,020,957
Micron Technology, Inc.	23,653	3,111,079
Monolithic Power Systems, Inc.	913	750,194
NVIDIA Corp.	532,707	65,810,623
ON Semiconductor Corp.*	7,159	490,750
QUALCOMM, Inc.	22,591	4,499,675
Skyworks Solutions, Inc.	2,990	318,674
Teradyne, Inc.	2,701	400,531
Texas Instruments, Inc.	18,177	3,535,972
Total Semiconductors & Semiconductor Equipment		114,728,483
Software – 10.3%
Adobe, Inc.*	9,052	5,028,748
ANSYS, Inc.*	1,808	581,272
AppLovin Corp., Class A*	3,822	318,067
Atlassian Corp., Class A*	2,553	451,575
Autodesk, Inc.*	4,194	1,037,805
Cadence Design Systems, Inc.*	5,464	1,681,546
Crowdstrike Holdings, Inc., Class A*	4,940	1,892,959
Datadog, Inc., Class A*	6,561	850,896
Fair Isaac Corp.*	489	727,955
Fortinet, Inc.*	13,685	824,795
HubSpot, Inc.*	955	563,249
Intuit, Inc.	5,986	3,934,059
Manhattan Associates, Inc.*	1,059	261,234
Microsoft Corp.	158,241	70,725,815
MicroStrategy, Inc., Class A*(a)	271	373,297
Nutanix, Inc., Class A*	4,038	229,560
Oracle Corp.	33,972	4,796,846
Palantir Technologies, Inc., Class A*	42,983	1,088,759
Palo Alto Networks, Inc.*	6,914	2,343,915
PTC, Inc.*	2,519	457,627
Roper Technologies, Inc.	2,058	1,160,012
Salesforce, Inc.	20,540	5,280,834
ServiceNow, Inc.*	4,407	3,466,855
Synopsys, Inc.*	3,125	1,859,562
Tyler Technologies, Inc.*	902	453,508
Workday, Inc., Class A*	4,528	1,012,280
Zoom Video Communications, Inc., Class A*	5,488	324,835
Zscaler, Inc.*	2,135	410,326
Total Software		112,138,191
See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024
Investments	Shares	Value
Specialized REITs – 0.8%
American Tower Corp.	10,064	$1,956,240
Crown Castle, Inc.	8,513	831,720
Digital Realty Trust, Inc.	5,791	880,521
Equinix, Inc.	1,896	1,434,514
Extra Space Storage, Inc.	3,760	584,342
Iron Mountain, Inc.	5,966	534,673
Public Storage	3,020	868,703
SBA Communications Corp.	2,156	423,223
VICI Properties, Inc.	18,720	536,141
Weyerhaeuser Co.	13,857	393,400
Total Specialized REITs		8,443,477
Specialty Retail – 1.6%
AutoZone, Inc.*	344	1,019,650
Best Buy Co., Inc.	3,755	316,509
CarMax, Inc.*	3,463	253,976
Home Depot, Inc.	21,162	7,284,807
Lowe’s Cos., Inc.	12,405	2,734,806
O’Reilly Automotive, Inc.*	1,241	1,310,571
Ross Stores, Inc.	6,589	957,514
TJX Cos., Inc.	24,734	2,723,213
Tractor Supply Co.	2,109	569,430
Ulta Beauty, Inc.*	964	371,979
Total Specialty Retail		17,542,455
Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	309,796	65,249,234
Dell Technologies, Inc., Class C	5,606	773,123
Hewlett Packard Enterprise Co.	26,137	553,320
HP, Inc.	20,725	725,789
NetApp, Inc.	3,617	465,870
Pure Storage, Inc., Class A*	5,638	362,016
Seagate Technology Holdings PLC	2,829	292,151
Super Micro Computer, Inc.*	973	797,228
Western Digital Corp.*	6,252	473,714
Total Technology Hardware, Storage & Peripherals		69,692,445
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	394	381,372
Lululemon Athletica, Inc.*	2,073	619,205
NIKE, Inc., Class B	24,245	1,827,346
Total Textiles, Apparel & Luxury Goods		2,827,923
Investments	Shares	Value
Tobacco – 0.4%
Altria Group, Inc.	36,411	$1,658,521
Philip Morris International, Inc.	28,598	2,897,835
Total Tobacco		4,556,356
Trading Companies & Distributors – 0.2%
Fastenal Co.	11,713	736,045
United Rentals, Inc.	1,280	827,815
Watsco, Inc.	564	261,267
WW Grainger, Inc.	866	781,340
Total Trading Companies & Distributors		2,606,467
Water Utilities – 0.1%
American Water Works Co., Inc.	4,412	569,854
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	11,082	1,952,427
Total United States		969,724,864
TOTAL COMMON STOCKS (Cost: $727,945,588)		974,737,155
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $378,311)	378,311	378,311
TOTAL INVESTMENTS IN SECURITIES – 90.0% (Cost: $728,323,899)		975,115,466
Other Assets less Liabilities – 10.0%		108,792,727
NET ASSETS – 100.0%		$1,083,908,193

*  Non-income producing security.

†  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,329,587 and the total market value of the collateral held by the Fund was $1,398,016. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,019,705.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (concluded) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	613	9/30/24	$125,186,094	$ 334,819
5 Year U.S. Treasury Note	1,177	9/30/24	125,442,453	953,898
10 Year U.S. Treasury Note	1,145	9/19/24	125,932,109	1,114,458
U.S. Treasury Long Bond	1,073	9/19/24	126,949,313	1,726,443
Ultra 10 Year U.S. Treasury Note	1,111	9/19/24	126,133,219	1,248,047
			$629,643,188	$5,377,665

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	974,737,155	—	—	974,737,155
Investment of Cash Collateral for Securities Loaned	—	378,311	—	378,311
Total Investments in Securities	$974,737,155	$378,311	$0	$975,115,466
Financial Derivative Instruments
Futures Contracts[1]	$5,377,665	$—	$—	$5,377,665
Total – Net	$980,114,820	$378,311	$0	$980,493,131

*    Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments WisdomTree Artificial Intelligence and Innovation Fund (WTAI) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
Canada – 1.0%
Software – 1.0%
Kinaxis, Inc.*	26,419	$3,045,903
China – 1.0%
Semiconductors & Semiconductor Equipment – 1.0%
NXP Semiconductors NV	10,544	2,837,285
Israel – 3.3%
Automobile Components – 0.9%
Mobileye Global, Inc., Class A*(a)	95,360	2,678,185
Software – 2.4%
JFrog Ltd.*	101,781	3,821,877
Nice Ltd., ADR*(a)	18,530	3,186,604
Total Software		7,008,481
Total Israel		9,686,666
Japan – 0.8%
Machinery – 0.8%
FANUC Corp.	83,115	2,278,093
Netherlands – 2.1%
Semiconductors & Semiconductor Equipment – 2.1%
ASML Holding NV, Registered shares	5,986	6,122,062
South Korea – 5.3%
Interactive Media & Services – 0.9%
NAVER Corp.	20,039	2,429,719
Semiconductors & Semiconductor Equipment – 2.5%
SK Hynix, Inc.	43,051	7,396,703
Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co. Ltd.	94,755	5,610,267
Total South Korea		15,436,689
Switzerland – 0.9%
Semiconductors & Semiconductor Equipment – 0.9%
STMicroelectronics NV	67,773	2,677,717
Taiwan – 6.8%
Semiconductors & Semiconductor Equipment – 6.8%
Alchip Technologies Ltd.	38,300	2,898,340
eMemory Technology, Inc.	39,000	3,089,561
Faraday Technology Corp.	357,200	3,699,558
MediaTek, Inc.	81,000	3,495,523
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,704	6,727,142
Total Taiwan		19,910,124
United Kingdom – 0.7%
Biotechnology – 0.7%
Exscientia PLC, ADR*(a)	388,457	1,981,131
Investments	Shares	Value
United States – 78.0%
Aerospace & Defense – 2.0%
AeroVironment, Inc.*	18,995	$3,460,129
Lockheed Martin Corp.	5,079	2,372,401
Total Aerospace & Defense		5,832,530
Automobiles – 1.6%
Tesla, Inc.*	24,039	4,756,837
Biotechnology – 0.8%
Recursion Pharmaceuticals, Inc., Class A*(a)	318,945	2,392,087
Broadline Retail – 1.9%
Amazon.com, Inc.*	29,068	5,617,391
Entertainment – 1.2%
ROBLOX Corp., Class A*	95,075	3,537,741
Health Care Equipment & Supplies – 1.4%
Intuitive Surgical, Inc.*	9,194	4,089,951
Health Care Technology – 1.6%
Schrodinger, Inc.*	83,224	1,609,552
Simulations Plus, Inc.	61,301	2,980,455
Total Health Care Technology		4,590,007
Interactive Media & Services – 4.6%
Alphabet, Inc., Class A	37,313	6,796,563
Meta Platforms, Inc., Class A	13,344	6,728,312
Total Interactive Media & Services		13,524,875
IT Services – 5.7%
Cloudflare, Inc., Class A*	46,275	3,832,958
DigitalOcean Holdings, Inc.*	126,463	4,394,590
MongoDB, Inc.*	7,844	1,960,686
Okta, Inc.*	42,138	3,944,538
Snowflake, Inc., Class A*	18,508	2,500,246
Total IT Services		16,633,018
Machinery – 1.7%
Deere & Co.	6,319	2,360,968
Symbotic, Inc.*(a)	73,028	2,567,664
Total Machinery		4,928,632
Semiconductors & Semiconductor Equipment – 24.7%
Advanced Micro Devices, Inc.*	36,159	5,865,351
Ambarella, Inc.*	62,975	3,397,501
Analog Devices, Inc.	13,474	3,075,575
ARM Holdings PLC, ADR*	53,006	8,672,842
Broadcom, Inc.	4,214	6,765,704
GLOBALFOUNDRIES, Inc.*	53,265	2,693,079
Intel Corp.	63,626	1,970,497
Lattice Semiconductor Corp.*	39,274	2,277,499
Marvell Technology, Inc.	81,173	5,673,993
Microchip Technology, Inc.	30,180	2,761,470
Micron Technology, Inc.	46,771	6,151,790

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (concluded) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) June 30, 2024
Investments	Shares	Value
NVIDIA Corp.	71,584	$8,843,487
QUALCOMM, Inc.	33,315	6,635,682
Synaptics, Inc.*	30,017	2,647,499
Teradyne, Inc.	33,742	5,003,601
Total Semiconductors & Semiconductor Equipment		72,435,570
Software – 24.9%
Adobe, Inc.*	3,978	2,209,938
Altair Engineering, Inc., Class A*	34,337	3,367,773
Atlassian Corp., Class A*	16,507	2,919,758
Cadence Design Systems, Inc.*	19,312	5,943,268
Crowdstrike Holdings, Inc., Class A*	13,033	4,994,115
Datadog, Inc., Class A*	29,995	3,890,051
Dynatrace, Inc.*	64,497	2,885,596
Elastic NV*	38,625	4,399,774
Gitlab, Inc., Class A*	55,205	2,744,793
Microsoft Corp.	13,369	5,975,274
Palantir Technologies, Inc., Class A*	130,363	3,302,095
PROS Holdings, Inc.*	87,138	2,496,504
PTC, Inc.*	15,846	2,878,743
Samsara, Inc., Class A*	103,991	3,504,497
SentinelOne, Inc., Class A*	153,992	3,241,532
ServiceNow, Inc.*	4,544	3,574,628
Synopsys, Inc.*	10,026	5,966,071
UiPath, Inc., Class A*	170,170	2,157,756
Unity Software, Inc.*	102,138	1,660,764
Zscaler, Inc.*	24,041	4,620,440
Total Software		72,733,370
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	29,845	$6,285,954
Dell Technologies, Inc., Class C	20,923	2,885,491
Hewlett Packard Enterprise Co.	161,514	3,419,251
HP, Inc.	92,983	3,256,265
IonQ, Inc.*(a)	209,313	1,471,470
Total Technology Hardware, Storage & Peripherals		17,318,431
Total United States		228,390,440
TOTAL COMMON STOCKS (Cost: $263,709,964)		292,366,110
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
United States – 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $9,919,090)	9,919,090	9,919,090
TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $273,629,054)		302,285,200
Other Assets less Liabilities – (3.3)%		(9,726,118)
NET ASSETS – 100.0%		$292,559,082

*   Non-income producing security.

(a) Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,671,317 and the total market value of the collateral held by the Fund was $9,919,090.

(b) Rate shown represents annualized 7-day yield as of June 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$292,366,110	$—	$—	$292,366,110
Investment of Cash Collateral for Securities Loaned	—	9,919,090	—	9,919,090
Total Investments in Securities	$292,366,110	$9,919,090	$—	$302,285,200

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments WisdomTree Battery Value Chain and Innovation Fund (WBAT) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.7%
Australia – 3.0%
Metals & Mining – 3.0%
IGO Ltd.	3,799	$14,310
Mineral Resources Ltd.	1,180	42,492
Pilbara Minerals Ltd.	21,808	44,713
Syrah Resources Ltd.*	76,872	18,225
Total Australia		119,740
Belgium – 0.7%
Chemicals – 0.7%
Umicore SA(a)	1,693	25,457
Canada – 1.5%
Electrical Equipment – 1.5%
Ballard Power Systems, Inc.*(a)	25,562	57,515
Chile – 0.7%
Electrical Equipment – 0.7%
Sociedad Quimica y Minera de Chile SA, ADR(a)	681	27,751
China – 22.6%
Automobiles – 0.2%
BYD Co. Ltd., Class A	200	6,855
Chemicals – 8.0%
CNGR Advanced Material Co. Ltd., Class A	10,280	43,636
Do-Fluoride New Materials Co. Ltd., Class A	11,080	18,561
Ganfeng Lithium Group Co. Ltd., Class A	3,200	12,558
Guangzhou Tinci Materials Technology Co. Ltd., Class A	16,300	39,205
Guizhou Red Star Developing Co. Ltd., Class A	3,000	4,072
Ningbo Shanshan Co. Ltd., Class A	10,200	11,344
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,805	17,041
Shenzhen Capchem Technology Co. Ltd., Class A	4,740	18,542
Shenzhen Dynanonic Co. Ltd., Class A*	5,380	20,781
Shida Shinghwa Advanced Material Group Co. Ltd., Class A	4,400	20,370
Sichuan Yahua Industrial Group Co. Ltd., Class A	6,900	8,430
Tianqi Lithium Corp., Class A	5,200	21,303
Wanhua Chemical Group Co. Ltd., Class A	800	8,860
Xiangtan Electrochemical Scientific Co. Ltd., Class A	24,700	32,918
Yunnan Energy New Material Co. Ltd., Class A	5,200	22,543
Zangge Mining Co. Ltd., Class A	2,400	7,913
Zhejiang Yongtai Technology Co. Ltd., Class A*	5,400	5,784
Total Chemicals		313,861
Electrical Equipment – 10.5%
Beijing Easpring Material Technology Co. Ltd., Class A	5,500	25,847
Camel Group Co. Ltd., Class A	70,300	77,225
Contemporary Amperex Technology Co. Ltd., Class A	540	13,316
East Group Co. Ltd., Class A	10,500	5,767
Eve Energy Co. Ltd., Class A	2,800	15,310
Fangda Carbon New Material Co. Ltd., Class A*	14,700	8,678
Investments	Shares	Value
Farasis Energy Gan Zhou Co. Ltd., Class A*	8,374	$11,011
Gotion High-tech Co. Ltd., Class A	9,600	25,180
Guangzhou Zhiguang Electric Co. Ltd., Class A	9,000	5,436
Jiangsu Zhongtian Technology Co. Ltd., Class A	10,000	21,710
Jiangxi Special Electric Motor Co. Ltd., Class A*	7,000	7,814
NARI Technology Co. Ltd., Class A	8,204	28,048
Qingdao TGOOD Electric Co. Ltd., Class A	18,800	51,810
Shenzhen Clou Electronics Co. Ltd., Class A*	26,300	13,653
Sungrow Power Supply Co. Ltd., Class A	2,520	21,410
Sunwoda Electronic Co. Ltd., Class A	7,000	14,545
Zhejiang Narada Power Source Co. Ltd., Class A*	59,000	66,913
Total Electrical Equipment		413,673
Electronic Equipment, Instruments & Components – 0.1%
Shenzhen Deren Electronic Co. Ltd., Class A*	5,100	4,701
Energy Equipment & Services – 0.3%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	24,400	10,227
Industrial Conglomerates – 0.3%
China Baoan Group Co. Ltd., Class A	11,500	13,546
Metals & Mining – 3.2%
Baotailong New Materials Co. Ltd., Class A*	31,300	6,860
GEM Co. Ltd., Class A	56,500	49,296
Nanjing Hanrui Cobalt Co. Ltd., Class A	5,100	18,477
Tibet Mineral Development Co., Class A	5,200	12,877
Xiamen Tungsten Co. Ltd., Class A	4,700	11,105
Youngy Co. Ltd., Class A	2,400	9,868
Zhejiang Huayou Cobalt Co. Ltd., Class A	6,500	19,703
Total Metals & Mining		128,186
Total China		891,049
Finland – 3.0%
Machinery – 3.0%
Wartsila OYJ Abp	6,053	116,772
France – 2.6%
Aerospace & Defense – 0.7%
Airbus SE	209	28,730
Construction Materials – 0.5%
Imerys SA	554	19,938
Electrical Equipment – 0.6%
Schneider Electric SE	98	23,558
Independent Power & Renewable Electricity Producers – 0.5%
Neoen SA(b)	472	19,051
Metals & Mining – 0.3%
Eramet SA	126	12,714
Total France		103,991
Germany – 5.8%
Automobiles – 1.7%
Bayerische Motoren Werke AG	618	58,538
Mercedes-Benz Group AG	140	9,688
Total Automobiles		68,226
See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (continued) WisdomTree Battery Value Chain and Innovation Fund (WBAT) June 30, 2024
Investments	Shares	Value
Industrial Conglomerates – 1.4%
Siemens AG, Registered Shares	289	$53,807
Metals & Mining – 0.6%
Aurubis AG	333	26,143
Multi-Utilities – 1.5%
E.ON SE	4,462	58,605
Semiconductors & Semiconductor Equipment – 0.6%
Infineon Technologies AG	251	9,228
SMA Solar Technology AG	461	13,024
Total Semiconductors & Semiconductor Equipment		22,252
Total Germany		229,033
Indonesia – 1.6%
Metals & Mining – 1.6%
Aneka Tambang Tbk. PT	136,900	10,450
Nickel Industries Ltd.	30,491	16,291
Vale Indonesia Tbk. PT*	135,900	35,023
Total Indonesia		61,764
Japan – 16.4%
Automobile Components – 0.5%
Denso Corp.	1,200	18,635
Automobiles – 0.9%
Honda Motor Co. Ltd., ADR	304	9,801
Nissan Motor Co. Ltd.	5,100	17,308
Toyota Motor Corp.	500	10,226
Total Automobiles		37,335
Building Products – 0.5%
Central Glass Co. Ltd.	900	20,953
Chemicals – 2.6%
Asahi Kasei Corp.	3,300	21,140
Resonac Holdings Corp.	800	17,516
Teijin Ltd.	2,300	19,109
Tokai Carbon Co. Ltd.	5,000	28,612
UBE Corp.	900	15,848
Total Chemicals		102,225
Construction & Engineering – 0.7%
Chiyoda Corp.*(a)	6,500	12,203
Shimizu Corp.	2,400	13,480
Total Construction & Engineering		25,683
Electrical Equipment – 2.0%
GS Yuasa Corp.	3,100	61,418
Nippon Carbon Co. Ltd.	600	19,321
Total Electrical Equipment		80,739
Electronic Equipment, Instruments & Components – 3.1%
TDK Corp.	2,000	122,653
Household Durables – 1.4%
Panasonic Holdings Corp.	6,600	54,036
Machinery – 2.4%
Mitsubishi Heavy Industries Ltd.	8,700	93,187
Investments	Shares	Value
Metals & Mining – 1.5%
Sumitomo Metal Mining Co. Ltd.	1,900	$57,617
Oil, Gas & Consumable Fuels – 0.8%
ENEOS Holdings, Inc.	6,300	32,373
Total Japan		645,436
Jersey – 1.6%
Chemicals – 1.6%
Arcadium Lithium PLC*	19,214	64,559
Netherlands – 2.0%
Electrical Equipment – 1.3%
Alfen NV*(b)	2,866	53,016
Metals & Mining – 0.7%
AMG Critical Materials NV(a)	1,622	26,806
Total Netherlands		79,822
Norway – 1.0%
Electrical Equipment – 1.0%
Cavendish Hydrogen ASA*	1,353	3,494
NEL ASA*	67,695	35,617
Total Norway		39,111
Russia – 0.0%
Metals & Mining – 0.0%
GMK Norilskiy Nickel PAO*†	3,400	0
MMC Norilsk Nickel PJSC, ADR*†	2	0
Total Russia		0
South Korea – 6.0%
Automobiles – 0.3%
Hyundai Motor Co.	58	12,430
Chemicals – 0.9%
LG Chem Ltd.	76	19,076
Soulbrain Co. Ltd.	73	15,406
Total Chemicals		34,482
Electrical Equipment – 1.8%
Doosan Fuel Cell Co. Ltd.*	2,137	32,835
HD Hyundai Electric Co. Ltd.	50	11,261
LG Energy Solution Ltd.*	118	27,989
Total Electrical Equipment		72,085
Electronic Equipment, Instruments & Components – 0.7%
Samsung SDI Co. Ltd.	106	27,261
Oil, Gas & Consumable Fuels – 0.7%
SK Innovation Co. Ltd.*	316	26,653
Technology Hardware, Storage & Peripherals – 1.6%
CosmoAM&T Co. Ltd.*	611	64,007
Total South Korea		236,918
Switzerland – 1.1%
Electrical Equipment – 0.3%
ABB Ltd., Registered Shares	200	11,111

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Battery Value Chain and Innovation Fund (WBAT) June 30, 2024
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.8%
Landis & Gyr Group AG	371	$29,974
Total Switzerland		41,085
Taiwan – 2.6%
Electronic Equipment, Instruments & Components – 2.6%
Delta Electronics, Inc.	2,000	23,889
Hon Hai Precision Industry Co. Ltd.	2,000	13,193
Simplo Technology Co. Ltd.	5,000	65,888
Total Taiwan		102,970
United Kingdom – 2.0%
Aerospace & Defense – 2.0%
Rolls-Royce Holdings PLC*	13,762	79,467
United States – 25.5%
Aerospace & Defense – 5.0%
Archer Aviation, Inc., Class A*(a)	29,362	103,354
Boeing Co.*	358	65,160
Lockheed Martin Corp.	43	20,085
TransDigm Group, Inc.	8	10,221
Total Aerospace & Defense		198,820
Automobile Components – 1.4%
Aptiv PLC*	239	16,830
Solid Power, Inc.*(a)	23,010	37,967
Total Automobile Components		54,797
Chemicals – 0.6%
Albemarle Corp.	263	25,122
Construction & Engineering – 0.4%
Primoris Services Corp.	311	15,516
Electrical Equipment – 11.1%
Blink Charging Co.*(a)	53,673	147,064
Bloom Energy Corp., Class A*(a)	8,790	107,590
EnerSys	899	93,064
FuelCell Energy, Inc.*	139,591	89,171
Total Electrical Equipment		436,889
Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp., Class A	324	21,828
Belden, Inc.	216	20,261
TE Connectivity Ltd.	166	24,971
Total Electronic Equipment, Instruments & Components		67,060
Investments	Shares	Value
Industrial Conglomerates – 0.3%
3M Co.	101	$10,321
Passenger Airlines – 2.7%
Joby Aviation, Inc.*(a)	21,244	108,344
Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	99	22,598
Microchip Technology, Inc.	252	23,058
QUALCOMM, Inc.	106	21,113
Total Semiconductors & Semiconductor Equipment		66,769
Software – 0.6%
C3.ai, Inc., Class A*	791	22,907
Total United States		1,006,545
TOTAL COMMON STOCKS (Cost: $4,639,206)		3,928,985
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.8%
United States – 11.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c) (Cost: $466,282)	466,282	466,282
TOTAL INVESTMENTS IN SECURITIES – 111.5% (Cost: $5,105,488)		4,395,267
Other Assets less Liabilities – (11.5)%		(454,077)
NET ASSETS – 100.0%		$3,941,190

*  Non-income producing security.

†  This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $494,358 and the total market value of the collateral held by the Fund was $532,624. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $66,342.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	7/1/2024	852	USD	14,000,000	IDR	$—	$(3)

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (concluded) WisdomTree Battery Value Chain and Innovation Fund (WBAT) June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	3,928,985	—	—	3,928,985
Investment of Cash Collateral for Securities Loaned	—	466,282	—	466,282
Total Investments in Securities	$3,928,985	$466,282	$0	$4,395,267
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3)	$—	$(3)
Total – Net	$3,928,985	$466,279	$0	$4,395,264

*    Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments WisdomTree BioRevolution Fund (WDNA) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 0.7%
Chemicals – 0.7%
Nufarm Ltd.	5,623	$17,274
Austria – 0.7%
Chemicals – 0.7%
Lenzing AG*	448	15,725
Belgium – 1.6%
Chemicals – 1.6%
Solvay SA(a)	229	8,067
Syensqo SA	334	29,915
Total Belgium		37,982
Canada – 0.8%
Chemicals – 0.8%
Nutrien Ltd.	382	19,448
Denmark – 3.9%
Biotechnology – 1.1%
Genmab AS, ADR*	996	25,029
Chemicals – 2.8%
Novonesis (Novozymes) B, Class B	1,104	67,606
Total Denmark		92,635
Germany – 2.5%
Biotechnology – 1.2%
BioNTech SE, ADR*	236	18,965
CureVac NV*(a)	3,004	10,214
Total Biotechnology		29,179
Oil, Gas & Consumable Fuels – 0.5%
Verbio SE	560	10,467
Pharmaceuticals – 0.8%
Bayer AG, Registered Shares	683	19,310
Total Germany		58,956
Japan – 1.3%
Biotechnology – 0.4%
Takara Bio, Inc.	1,400	9,608
Pharmaceuticals – 0.9%
Takeda Pharmaceutical Co. Ltd.	792	20,541
Total Japan		30,149
Sweden – 0.8%
Biotechnology – 0.8%
Vitrolife AB(a)	1,066	17,545
Switzerland – 2.7%
Biotechnology – 1.3%
CRISPR Therapeutics AG*(a)	586	31,650
Pharmaceuticals – 1.4%
Novartis AG, Registered Shares	302	32,321
Total Switzerland		63,971
Investments	Shares	Value
United Kingdom – 2.3%
Biotechnology – 0.5%
Genus PLC	562	$11,722
Life Sciences Tools & Services – 0.6%
Oxford Nanopore Technologies PLC*	11,090	13,234
Pharmaceuticals – 1.2%
AstraZeneca PLC, ADR	371	28,934
Total United Kingdom		53,890
United States – 82.6%
Biotechnology – 52.2%
Absci Corp.*	1,622	4,996
Agenus, Inc.*	1,138	19,061
Agios Pharmaceuticals, Inc.*	1,266	54,590
Allogene Therapeutics, Inc.*(a)	5,624	13,104
Alnylam Pharmaceuticals, Inc.*	143	34,749
Amgen, Inc.	108	33,745
Amicus Therapeutics, Inc.*	2,881	28,580
Arcturus Therapeutics Holdings, Inc.*	1,105	26,907
Arrowhead Pharmaceuticals, Inc.*	948	24,639
Beam Therapeutics, Inc.*(a)	1,073	25,140
Biogen, Inc.*	98	22,718
Biohaven Ltd.*	464	16,105
BioMarin Pharmaceutical, Inc.*	274	22,558
Blueprint Medicines Corp.*	600	64,668
Bridgebio Pharma, Inc.*	1,518	38,451
Caribou Biosciences, Inc.*	6,187	10,147
Editas Medicine, Inc.*	4,222	19,717
Exact Sciences Corp.*	443	18,717
Fate Therapeutics, Inc.*	10,337	33,905
Geron Corp.*	13,764	58,359
Gilead Sciences, Inc.	337	23,122
GRAIL, Inc.*	32	489
Intellia Therapeutics, Inc.*	770	17,233
Ionis Pharmaceuticals, Inc.*	719	34,268
Iovance Biotherapeutics, Inc.*	4,668	37,437
Moderna, Inc.*	179	21,256
Myriad Genetics, Inc.*	1,333	32,605
Natera, Inc.*	544	58,910
Precigen, Inc.*(a)	6,075	9,599
Regeneron Pharmaceuticals, Inc.*	34	35,735
REGENXBIO, Inc.*	1,593	18,638
Sana Biotechnology, Inc.*	2,633	14,376
Sarepta Therapeutics, Inc.*	298	47,084
Stoke Therapeutics, Inc.*(a)	2,200	29,722
Twist Bioscience Corp.*	1,890	93,139
Ultragenyx Pharmaceutical, Inc.*	707	29,058
United Therapeutics Corp.*	113	35,996
Veracyte, Inc.*	1,302	28,214

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (concluded) WisdomTree BioRevolution Fund (WDNA) June 30, 2024
Investments	Shares	Value
Vericel Corp.*	1,041	$47,761
Vertex Pharmaceuticals, Inc.*	81	37,966
Verve Therapeutics, Inc.*	2,142	10,453
Total Biotechnology		1,233,917
Chemicals – 5.1%
Corteva, Inc.	467	25,190
Dow, Inc.	525	27,852
DuPont de Nemours, Inc.	394	31,713
FMC Corp.	275	15,826
Ginkgo Bioworks Holdings, Inc.*(a)	23,120	7,729
Origin Materials, Inc.*	12,967	11,687
Total Chemicals		119,997
Food Products – 3.8%
Archer-Daniels-Midland Co.	349	21,097
Beyond Meat, Inc.*(a)	2,288	15,352
Darling Ingredients, Inc.*	712	26,166
Tyson Foods, Inc., Class A	483	27,599
Total Food Products		90,214
Health Care Providers & Services – 2.1%
Labcorp Holdings, Inc.	124	25,235
NeoGenomics, Inc.*	1,815	25,174
Total Health Care Providers & Services		50,409
Health Care Technology – 0.7%
Schrodinger, Inc.*	910	17,600
Life Sciences Tools & Services – 8.8%
10X Genomics, Inc., Class A*	532	10,347
Agilent Technologies, Inc.	203	26,315
Bio-Rad Laboratories, Inc., Class A*	64	17,479
Bio-Techne Corp.	324	23,215
Danaher Corp.	132	32,980
Illumina, Inc.*	191	19,937
Pacific Biosciences of California, Inc.*(a)	2,520	3,452
Qiagen NV*	623	25,599
Repligen Corp.*	169	21,304
Thermo Fisher Scientific, Inc.	50	27,650
Total Life Sciences Tools & Services		208,278
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 0.7%
Green Plains, Inc.*	1,046	$16,590
Pharmaceuticals – 9.2%
Bristol-Myers Squibb Co.	504	20,931
Catalent, Inc.*	578	32,501
Eli Lilly & Co.	66	59,755
Johnson & Johnson	175	25,578
Merck & Co., Inc.	245	30,331
Pfizer, Inc.	745	20,845
Zoetis, Inc.	161	27,911
Total Pharmaceuticals		217,852
Total United States		1,954,857
TOTAL COMMON STOCKS (Cost: $3,005,160)		2,362,432
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%
United States – 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $113,952)	113,952	113,952
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $3,119,112)		2,476,384
Other Assets less Liabilities – (4.7)%		(110,436)
NET ASSETS – 100.0%		$2,365,948

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $133,086 and the total market value of the collateral held by the Fund was $153,711. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,759.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2024.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,362,432	$—	$—	$2,362,432
Investment of Cash Collateral for Securities Loaned	—	113,952	—	113,952
Total Investments in Securities	$2,362,432	$113,952	$—	$2,476,384

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments WisdomTree Cloud Computing Fund (WCLD) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
Canada – 1.4%
IT Services – 1.4%
Shopify, Inc., Class A*	102,045	$6,740,072
Israel – 3.5%
IT Services – 2.1%
Wix.com Ltd.*	64,964	10,333,824
Software – 1.4%
JFrog Ltd.*	184,829	6,940,329
Total Israel		17,274,153
United States – 95.0%
Financial Services – 6.9%
AvidXchange Holdings, Inc.*	676,910	8,163,535
Block, Inc.*	126,494	8,157,598
PayPal Holdings, Inc.*	139,315	8,084,449
Toast, Inc., Class A*	369,917	9,532,761
Total Financial Services		33,938,343
Health Care Technology – 2.4%
Definitive Healthcare Corp.*(a)	832,108	4,543,310
Veeva Systems, Inc., Class A*	37,905	6,936,994
Total Health Care Technology		11,480,304
Interactive Media & Services – 1.2%
ZoomInfo Technologies, Inc.*	471,295	6,018,437
IT Services – 12.9%
BigCommerce Holdings, Inc., Series 1*(a)	961,045	7,746,023
Cloudflare, Inc., Class A*	83,677	6,930,966
DigitalOcean Holdings, Inc.*	205,703	7,148,179
Fastly, Inc., Class A*(a)	525,198	3,870,709
MongoDB, Inc.*	17,775	4,443,039
Okta, Inc.*	93,100	8,715,091
Snowflake, Inc., Class A*	35,941	4,855,270
Squarespace, Inc., Class A*	262,558	11,455,406
Twilio, Inc., Class A*	141,762	8,053,499
Total IT Services		63,218,182
Professional Services – 2.5%
Paycom Software, Inc.	43,375	6,204,360
Paylocity Holding Corp.*	46,685	6,155,417
Total Professional Services		12,359,777
Software – 69.1%
Adobe, Inc.*	15,105	8,391,432
Amplitude, Inc., Class A*	586,292	5,217,999
Appfolio, Inc., Class A*	35,447	8,669,273
Asana, Inc., Class A*(a)	435,769	6,096,408
Atlassian Corp., Class A*	39,879	7,053,798
AvePoint, Inc.*	1,035,949	10,794,589
Bill Holdings, Inc.*	130,695	6,877,171
BlackLine, Inc.*	144,017	6,977,624
Box, Inc., Class A*	318,613	8,424,128
Braze, Inc., Class A*	143,254	5,563,985
C3.ai, Inc., Class A*(a)	288,742	8,361,968
Clearwater Analytics Holdings, Inc., Class A*	420,325	7,784,419
Confluent, Inc., Class A*	243,976	7,204,611
Investments	Shares	Value
Crowdstrike Holdings, Inc., Class A*	25,136	$9,631,864
Datadog, Inc., Class A*	64,279	8,336,344
DocuSign, Inc.*	164,555	8,803,692
Dropbox, Inc., Class A*	330,640	7,429,481
Elastic NV*	63,974	7,287,278
Five9, Inc.*	114,299	5,040,586
Freshworks, Inc., Class A*	400,707	5,084,972
Gitlab, Inc., Class A*	113,033	5,620,001
HubSpot, Inc.*	13,492	7,957,447
Klaviyo, Inc., Class A*(a)	277,590	6,909,215
Monday.com Ltd.*	36,796	8,859,005
nCino, Inc.*(a)	275,018	8,649,316
Olo, Inc., Class A*	1,390,762	6,147,168
PagerDuty, Inc.*(a)	348,060	7,981,016
Procore Technologies, Inc.*	109,266	7,245,428
Q2 Holdings, Inc.*	195,062	11,768,090
Qualys, Inc.*	50,322	7,175,917
RingCentral, Inc., Class A*	270,966	7,641,241
Salesforce, Inc.	28,622	7,358,716
Samsara, Inc., Class A*	240,680	8,110,916
SentinelOne, Inc., Class A*	280,050	5,895,053
ServiceNow, Inc.*	10,858	8,541,663
Smartsheet, Inc., Class A*	189,995	8,374,980
Sprinklr, Inc., Class A*	655,807	6,308,863
Sprout Social, Inc., Class A*	128,435	4,582,561
Tenable Holdings, Inc.*	162,488	7,081,227
UiPath, Inc., Class A*	332,356	4,214,274
Workday, Inc., Class A*	27,388	6,122,861
Workiva, Inc.*	88,396	6,452,024
Yext, Inc.*	1,314,545	7,032,816
Zoom Video Communications, Inc., Class A*	133,870	7,923,765
Zscaler, Inc.*	32,813	6,306,330
Zuora, Inc., Class A*(a)	991,393	9,844,532
Total Software		339,136,047
Total United States		466,151,090
TOTAL COMMON STOCKS (Cost: $719,032,378)		490,165,315
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
United States – 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b) (Cost: $9,079,337)	9,079,337	9,079,337
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $728,111,715)		499,244,652
Other Assets less Liabilities – (1.7)%		(8,561,542)
NET ASSETS – 100.0%		$490,683,110

*  Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2024 (See Note 2). At June 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,264,133 and the total market value of the collateral held by the Fund was $23,414,337. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,335,000.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (concluded) WisdomTree Cloud Computing Fund (WCLD) June 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$490,165,315	$—	$—	$490,165,315
Investment of Cash Collateral for Securities Loaned	—	9,079,337	—	9,079,337
Total Investments in Securities	$490,165,315	$9,079,337	$—	$499,244,652

See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments WisdomTree Cybersecurity Fund (WCBR) June 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
China – 1.0%
Software – 1.0%
Shanghai Information2 Software, Inc., Class A*	286,875	$980,763
Israel – 4.4%
Software – 4.4%
Check Point Software Technologies Ltd.*	24,691	4,074,015
Japan – 3.9%
Software – 3.9%
Digital Arts, Inc.	16,900	473,822
Trend Micro, Inc.	78,500	3,187,141
Total Japan		3,660,963
South Korea – 0.8%
Software – 0.8%
Ahnlab, Inc.	16,262	713,567
United Kingdom – 4.0%
Software – 4.0%
Darktrace PLC*	515,569	3,757,878
United States – 85.8%
Communications Equipment – 3.7%
F5, Inc.*	20,229	3,484,041
IT Services – 14.2%
Akamai Technologies, Inc.*	34,642	3,120,551
Cloudflare, Inc., Class A*	47,876	3,965,569
Fastly, Inc., Class A*	289,180	2,131,257
Okta, Inc.*	43,256	4,049,194
Total IT Services		13,266,571
Investments	Shares	Value
Software – 67.9%
CommVault Systems, Inc.*	39,170	$4,761,897
Crowdstrike Holdings, Inc., Class A*	14,642	5,610,668
CyberArk Software Ltd.*	14,965	4,091,730
Datadog, Inc., Class A*	39,303	5,097,206
Elastic NV*	45,217	5,150,669
Fortinet, Inc.*	66,128	3,985,535
HashiCorp, Inc., Class A*	183,135	6,169,818
Palo Alto Networks, Inc.*	16,825	5,703,843
Qualys, Inc.*	23,284	3,320,298
Rapid7, Inc.*	88,179	3,811,978
SentinelOne, Inc., Class A*	177,675	3,740,059
Tenable Holdings, Inc.*	103,230	4,498,763
Varonis Systems, Inc.*	58,502	2,806,341
Zscaler, Inc.*	23,974	4,607,563
Total Software		63,356,368
Total United States		80,106,980
TOTAL INVESTMENTS IN SECURITIES – 99.9%
(Cost: $94,472,273)		93,294,166
Other Assets less Liabilities – 0.1%		64,059
NET ASSETS – 100.0%		$93,358,225

*   Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$93,294,166	$—	$—	$93,294,166
Total Investments in Securities	$93,294,166	$—	$—	$93,294,166

See Notes to Financial Statements.

WisdomTree Trust    101

Statements of Assets and Liabilities WisdomTree Trust June 30, 2024
	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund
ASSETS:
Investments, at cost	$247,090,301	$272,816,043	$46,293,058	$18,028,390	$234,377,653
Foreign currency, at cost	253,989	463,191	309,638	—	—
Investments in securities, at value[1,2] (Note 2)	291,104,013	299,192,763	54,767,177	17,492,990	227,385,362
Cash	142,107	139,379	54,578	142,424	3,768,170
Foreign currency, at value	253,923	464,138	309,603	—	—
Unrealized appreciation on foreign currency contracts	2,805,282	3,333,485	189	—	—
Receivables:
Deposit due from authorized participant (Note 4)	—	—	25,567	—	—
Investment securities sold	—	—	—	—	60,000
Capital shares sold	—	1,692,116	—	—	—
Dividends	550,129	536,231	111,819	—	—
Securities lending income	5,250	10,277	—	139	11,846
Interest	—	—	—	205,339	3,542,149
Foreign tax reclaims	868,294	266,912	4,156	—	—
Other (Note 6)	27,828	7,927	—	—	—
Total Assets	295,756,826	305,643,228	55,273,089	17,840,892	234,767,527
LIABILITIES:
Unrealized depreciation on foreign currency contracts	91,022	103,722	—	—	—
Payables:
Deposit due to authorized participant (Note 4)	—	—	168,545	—	—
Cash collateral received for securities loaned (Note 2)	11,235,565	13,535,935	—	289,329	11,117,460
Investment securities purchased	1,638,124	4,194,375	162,772	—	—
Advisory fees (Note 3)	91,320	113,084	13,226	2,605	69,798
Service fees (Note 2)	1,005	1,037	182	64	808
Foreign capital gains tax	—	—	406,360	—	—
Other (Note 6)	8,348	2,378	—	—	—
Total Liabilities	13,065,384	17,950,531	751,085	291,998	11,188,066
NET ASSETS	$282,691,442	$287,692,697	$54,522,004	$17,548,894	$223,579,461
NET ASSETS:
Paid-in capital	$285,350,711	$275,760,191	$47,246,917	$21,133,457	$246,932,977
Total distributable earnings (loss)	(2,659,269)	11,932,506	7,275,087	(3,584,563)	(23,353,516)
NET ASSETS	$282,691,442	$287,692,697	$54,522,004	$17,548,894	$223,579,461
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,350,000	8,500,000	1,700,000	400,000	5,000,000
Net asset value per share	$33.86	$33.85	$32.07	$43.87	$44.72
[1] Includes market value of securities out on loan of:	$17,062,716	$32,152,198	—	$369,693	$10,767,082
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

102    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust June 30, 2024
	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund
ASSETS:
Investments, at cost	$47,591,194	$24,502,299	$268,251,663	$728,323,899	$273,629,054
Foreign currency, at cost	—	32,980	455,132	—	66,648
Investments in securities, at value[1,2] (Note 2)	47,188,290	24,109,522	308,147,187	975,115,466	302,285,200
Cash	807,624	2,360,003	30,945,426	99,137,227	86,241
Deposits at broker for futures contracts	—	317,984	3,645,997	11,351,762	—
Foreign currency, at value	—	32,880	453,984	—	66,890
Receivables:
Capital shares sold	—	—	32	4,387,769	6,378
Dividends	—	92,591	413,343	458,349	113,928
Securities lending income	122	131	3,362	134	18,615
Interest	450,760	—	—	—	—
Foreign tax reclaims	—	7,076	563,201	—	3,287
Total Assets	48,446,796	26,920,187	344,172,532	1,090,450,707	302,580,539
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	1	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	255,231	73,316	14,429,205	378,311	9,919,090
Investment securities purchased	555,203	—	—	3,934,284	—
Advisory fees (Note 3)	7,039	6,924	70,592	175,129	101,376
Service fees (Note 2)	172	95	1,196	3,853	991
Net variation margin on futures contracts	—	50,789	652,906	2,050,937	—
Foreign capital gains tax	—	126,091	—	—	—
Total Liabilities	817,645	257,216	15,153,899	6,542,514	10,021,457
NET ASSETS	$47,629,151	$26,662,971	$329,018,633	$1,083,908,193	$292,559,082
NET ASSETS:
Paid-in capital	$49,943,802	$35,173,893	$311,557,740	$1,009,583,361	$277,791,886
Total distributable earnings (loss)	(2,314,651)	(8,510,922)	17,460,893	74,324,832	14,767,196
NET ASSETS	$47,629,151	$26,662,971	$329,018,633	$1,083,908,193	$292,559,082
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,000,000	900,000	9,050,000	24,700,000	14,000,000
Net asset value per share	$47.63	$29.63	$36.36	$43.88	$20.90
[1] Includes market value of securities out on loan of:	$681,803	$382,019	$24,924,083	$1,329,587	$9,671,317
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
See Notes to Financial Statements.

WisdomTree Trust    103

Statements of Assets and Liabilities (concluded) WisdomTree Trust June 30, 2024
	WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund	WisdomTree Cybersecurity Fund
ASSETS:
Investments, at cost	$5,105,488	$3,119,112	$728,111,715	$94,472,273
Foreign currency, at cost	35,111	590	—	6,861
Investments in securities, at value[1,2] (Note 2)	4,395,267	2,476,384	499,244,652	93,294,166
Cash	2,244	1,118	692,148	88,675
Foreign currency, at value	5,477	588	—	6,782
Receivables:
Dividends	2,164	579	—	—
Securities lending income	742	734	4,201	—
Foreign tax reclaims	3,551	1,393	—	1,849
Total Assets	4,409,445	2,480,796	499,941,001	93,391,472
LIABILITIES:
Unrealized depreciation on foreign currency contracts	3	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	466,282	113,952	9,079,337	—
Investment securities purchased	417	—	—	—
Advisory fees (Note 3)	1,538	887	176,825	32,925
Service fees (Note 2)	15	9	1,729	322
Total Liabilities	468,255	114,848	9,257,891	33,247
NET ASSETS	$3,941,190	$2,365,948	$490,683,110	$93,358,225
NET ASSETS:
Paid-in capital	$5,620,342	$4,094,565	$1,106,699,837	$105,015,449
Total distributable earnings (loss)	(1,679,152)	(1,728,617)	(616,016,727)	(11,657,224)
NET ASSETS	$3,941,190	$2,365,948	$490,683,110	$93,358,225
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	150,000	150,000	15,525,000	3,720,000
Net asset value per share	$26.27	$15.77	$31.61	$25.10
[1] Includes market value of securities out on loan of:	$494,358	$133,086	$23,264,133	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

104    WisdomTree Trust

Statements of Operations WisdomTree Trust For the Year Ended June 30, 2024
	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund
INVESTMENT INCOME:
Dividends	$11,508,967	$11,825,551	$724,391	$—	$—
Interest	5,693	—	1,815	500,539	15,082,046
Non-cash dividends	57,405	49,980	628	—	—
Other income (Note 6)	14,836	8,010	—	—	—
Securities lending income, net (Note 2)	127,411	124,040	—	2,054	141,394
Less: Foreign withholding taxes on dividends	(1,077,063)	(1,204,081)	(117,680)	—	—
Total investment income	10,637,249	10,803,500	609,154	502,593	15,223,440
EXPENSES:
Advisory fees (Note 3)	980,402	1,099,391	98,887	19,250	844,935
Service fees (Note 2)	10,784	10,078	1,360	471	9,783
Other fees (Note 6)	4,307	2,362	—	—	—
Total expenses	995,493	1,111,831	100,247	19,721	854,718
Net investment income	9,641,756	9,691,669	508,907	482,872	14,368,722
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(3,691,462)	(4,062,303)	(733,357)	(81,649)	(8,565,772)
In-kind redemptions	3,652,910	—	—	—	(37,752)
Futures contracts	—	9,537	—	—	—
Foreign currency contracts	(16,314)	1,341,142	(28,986)	—	—
Foreign currency related transactions	(185,569)	(55,272)	(4,736)	—	—
Net realized loss	(240,435)	(2,766,896)	(767,079)	(81,649)	(8,603,524)
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions[2]	17,467,484	19,358,559	6,589,228	143,081	11,720,678
Foreign currency contracts	2,988,704	3,210,806	189	—	—
Translation of assets and liabilities denominated in foreign currencies	(5,705)	(8,051)	(1,089)	—	—
Net increase in unrealized appreciation/depreciation	20,450,483	22,561,314	6,588,328	143,081	11,720,678
Net realized and unrealized gain on investments	20,210,048	19,794,418	5,821,249	61,432	3,117,154
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,851,804	$29,486,087	$6,330,156	$544,304	$17,485,876
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	—	—	$(30,279)	—	—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	$386,676	—	—

See Notes to Financial Statements.

WisdomTree Trust    105

Statements of Operations (continued) WisdomTree Trust For the Year Ended June 30, 2024
	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund
INVESTMENT INCOME:
Dividends	$—	$1,236,998	$8,724,204	$12,129,825	$837,666
Interest	1,899,147	89,371	516,809	1,720,902	2,248
Non-cash dividends	—	888	35,103	6,758	—
Securities lending income, net (Note 2)	5,524	2,878	35,767	3,247	413,173
Less: Foreign withholding taxes on dividends	—	(162,187)	(786,518)	(3,554)	(66,579)
Total investment income	1,904,671	1,167,948	8,525,365	13,857,178	1,186,508
EXPENSES:
Advisory fees (Note 3)	82,467	150,469	748,229	1,861,016	880,310
Service fees (Note 2)	2,016	2,069	12,662	40,942	8,607
Total expenses	84,483	152,538	760,891	1,901,958	888,917
Net investment income	1,820,188	1,015,410	7,764,474	11,955,220	297,591
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(432,065)	(406,270)	(2,108,172)	(15,463,157)	(13,149,586)
In-kind redemptions	(22,354)	(354,875)	—	15,592,874	7,042,593
Futures contracts	—	(2,116,405)	(9,616,516)	(32,203,663)	—
Foreign currency contracts	—	2,086	32,090	(26)	(28,562)
Foreign currency related transactions	—	(29,667)	(54,238)	8	38,156
Net realized loss	(454,419)	(2,905,131)	(11,746,836)	(32,073,964)	(6,097,399)
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions[2]	1,133,081	4,265,775	27,169,920	185,289,921	24,320,016
Futures contracts	—	540,819	3,645,263	11,937,096	—
Foreign currency contracts	—	(1)	—	—	416
Translation of assets and liabilities denominated in foreign currencies	—	(1,386)	(2,358)	—	196
Net increase in unrealized appreciation/depreciation	1,133,081	4,805,207	30,812,825	197,227,017	24,320,628
Net realized and unrealized gain on investments	678,662	1,900,076	19,065,989	165,153,053	18,223,229
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,498,850	$2,915,486	$26,830,463	$177,108,273	$18,520,820
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	—	$(106,890)	—	—	—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$80,528	—	—	—
See Notes to Financial Statements.

106    WisdomTree Trust

Statements of Operations (concluded) WisdomTree Trust For the Year Ended June 30, 2024
	WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund	WisdomTree Cybersecurity Fund
INVESTMENT INCOME:
Dividends	$68,099	$19,005	$52,396	$235,033
Interest	45	48	9,737	1,250
Securities lending income, net (Note 2)	8,768	10,402	494,479	250
Less: Foreign withholding taxes on dividends	(7,923)	(928)	—	(22,610)
Total investment income	68,989	28,527	556,612	213,923
EXPENSES:
Advisory fees (Note 3)	19,996	11,447	2,876,095	281,946
Service fees (Note 2)	196	112	28,122	2,757
Total expenses	20,192	11,559	2,904,217	284,703
Net investment income (loss)	48,797	16,968	(2,347,605)	(70,780)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(533,942)	(449,633)	(72,209,174)	(4,480,986)
In-kind redemptions	—	30,928	63,872,654	2,992,761
Foreign currency contracts	(2,298)	39	—	(7,124)
Foreign currency related transactions	2,600	38	—	(5,176)
Net realized loss	(533,640)	(418,628)	(8,336,520)	(1,500,525)
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	(679,913)	171,688	18,957,611	6,595,167
Foreign currency contracts	(10)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(941)	(13)	—	(310)
Net increase (decrease) in unrealized appreciation/depreciation	(680,864)	171,675	18,957,611	6,594,857
Net realized and unrealized gain (loss) on investments	(1,214,504)	(246,953)	10,621,091	5,094,332
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,165,707)	$(229,985)	$8,273,486	$5,023,552

See Notes to Financial Statements.

WisdomTree Trust    107

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Emerging Markets ex-China Fund
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Period September 22, 2022* through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$9,641,756	$9,599,646	$9,691,669	$6,054,230	$508,907	$173,154
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(240,435)	(7,596,140)	(2,766,896)	(8,966,580)	(767,079)	132,206
Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	20,450,483	31,166,889	22,561,314	14,588,282	6,588,328	1,478,316
Net increase in net assets resulting from operations	29,851,804	33,170,395	29,486,087	11,675,932	6,330,156	1,783,676
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(10,445,750)	(9,482,900)	(10,033,000)	(7,194,351)	(495,000)	(144,810)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,850,215	57,448,065	90,941,724	114,698,033	32,281,511	24,616,925
Cost of shares redeemed	(17,021,511)	(7,749,359)	—	—	—	(9,850,554)
Net increase in net assets resulting from capital share transactions	21,828,704	49,698,706	90,941,724	114,698,033	32,281,511	14,766,371
Net Increase in Net Assets	41,234,758	73,386,201	110,394,811	119,179,614	38,116,667	16,405,237
NET ASSETS:
Beginning of period	$241,456,684	$168,070,483	$177,297,886	$58,118,272	$16,405,337	$100
End of period	$282,691,442	$241,456,684	$287,692,697	$177,297,886	$54,522,004	$16,405,337
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	7,750,000	6,050,000	5,700,000	1,950,000	600,000	4
Shares created	1,150,000	1,950,000	2,800,000	3,750,000	1,100,000	1,000,000
Shares redeemed	(550,000)	(250,000)	—	—	—	(400,004)
Shares outstanding, end of period	8,350,000	7,750,000	8,500,000	5,700,000	1,700,000	600,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

108    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Corporate Bond Fund		WisdomTree U.S. High Yield Corporate Bond Fund		WisdomTree U.S. Short-Term Corporate Bond Fund
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$482,872	$509,411	$14,368,722	$10,139,833	$1,820,188	$1,124,299
Net realized loss on investments	(81,649)	(5,123,803)	(8,603,524)	(10,321,544)	(454,419)	(894,855)
Net increase in unrealized appreciation/depreciation on investments	143,081	4,754,188	11,720,678	11,069,649	1,133,081	317,786
Net increase from payment by sub-adviser	—	—	—	—	—	150
Net increase in net assets resulting from operations	544,304	139,796	17,485,876	10,887,938	2,498,850	547,380
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(474,000)	(533,000)	(14,377,990)	(10,144,500)	(1,825,650)	(1,146,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,724,054	9,002,751	30,859,524	71,527,012	19,023,397	4,808,013
Cost of shares redeemed	—	(40,539,588)	(17,581,020)	(36,372,679)	(9,530,334)	(9,503,314)
Net increase (decrease) in net assets resulting from capital share transactions	8,724,054	(31,536,837)	13,278,504	35,154,333	9,493,063	(4,695,301)
Net Increase (Decrease) in Net Assets	8,794,358	(31,930,041)	16,386,390	35,897,771	10,166,263	(5,293,921)
NET ASSETS:
Beginning of year	$8,754,536	$40,684,577	$207,193,071	$171,295,300	$37,462,888	$42,756,809
End of year	$17,548,894	$8,754,536	$223,579,461	$207,193,071	$47,629,151	$37,462,888
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	200,000	900,000	4,700,000	3,900,000	800,000	900,000
Shares created	200,000	200,000	700,000	1,600,000	400,000	100,000
Shares redeemed	—	(900,000)	(400,000)	(800,000)	(200,000)	(200,000)
Shares outstanding, end of year	400,000	200,000	5,000,000	4,700,000	1,000,000	800,000

See Notes to Financial Statements.

WisdomTree Trust    109

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Efficient Core Fund		WisdomTree International Efficient Core Fund		WisdomTree U.S. Efficient Core Fund
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,015,410	$1,241,849	$7,764,474	$4,976,990	$11,955,220	$9,768,501
Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(2,905,131)	(3,234,676)	(11,746,836)	(7,932,420)	(32,073,964)	(32,537,439)
Net increase in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,805,207	1,966,570	30,812,825	30,108,773	197,227,017	110,059,328
Net increase from payment by sub-adviser	—	76	—	—	—	—
Net increase (decrease) in net assets resulting from operations	2,915,486	(26,181)	26,830,463	27,153,343	177,108,273	87,290,390
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,054,500)	(1,226,510)	(7,712,000)	(4,844,176)	(11,805,500)	(9,785,910)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,412,999	24,464,335	56,542,926	174,329,685	108,832,471	202,105,329
Cost of shares redeemed	(29,074,945)	(5,099,245)	—	(19,048,786)	(43,222,785)	(122,219,141)
Net increase (decrease) in net assets resulting from capital share transactions	(27,661,946)	19,365,090	56,542,926	155,280,899	65,609,686	79,886,188
Net Increase (Decrease) in Net Assets	(25,800,960)	18,112,399	75,661,389	177,590,066	230,912,459	157,390,668
NET ASSETS:
Beginning of year	$52,463,931	$34,351,532	$253,357,244	$75,767,178	$852,995,734	$695,605,066
End of year	$26,662,971	$52,463,931	$329,018,633	$253,357,244	$1,083,908,193	$852,995,734
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,900,000	1,200,000	7,400,000	2,450,000	23,000,000	20,850,000
Shares created	50,000	900,000	1,650,000	5,650,000	2,800,000	5,900,000
Shares redeemed	(1,050,000)	(200,000)	—	(700,000)	(1,100,000)	(3,750,000)
Shares outstanding, end of year	900,000	1,900,000	9,050,000	7,400,000	24,700,000	23,000,000
See Notes to Financial Statements.

110    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Artificial Intelligence and Innovation Fund		WisdomTree Battery Value Chain and Innovation Fund		WisdomTree BioRevolution Fund
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$297,591	$45,177	$48,797	$70,582	$16,968	$23,357
Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(6,097,399)	(580,090)	(533,640)	(285,850)	(418,628)	(308,972)
Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	24,320,628	4,760,996	(680,864)	96,915	171,675	400,743
Net increase (decrease) in net assets resulting from operations	18,520,820	4,226,083	(1,165,707)	(118,353)	(229,985)	115,128
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(458,300)	(1,534)	(110,250)	(21,975)	(21,600)	(15,662)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	200,393,298	117,696,918	—	3,620,339	—	—
Cost of shares redeemed	(48,570,226)	—	—	—	(165,827)	(2,003,861)
Net increase (decrease) in net assets resulting from capital share transactions	151,823,072	117,696,918	—	3,620,339	(165,827)	(2,003,861)
Net Increase (Decrease) in Net Assets	169,885,592	121,921,467	(1,275,957)	3,480,011	(417,412)	(1,904,395)
NET ASSETS:
Beginning of year	$122,673,490	$752,023	$5,217,147	$1,737,136	$2,783,360	$4,687,755
End of year	$292,559,082	$122,673,490	$3,941,190	$5,217,147	$2,365,948	$2,783,360
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	6,450,000	50,000	150,000	50,000	160,000	270,000
Shares created	10,100,000	6,400,000	—	100,000	—	—
Shares redeemed	(2,550,000)	—	—	—	(10,000)	(110,000)
Shares outstanding, end of year	14,000,000	6,450,000	150,000	150,000	150,000	160,000

See Notes to Financial Statements.

WisdomTree Trust    111

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Cloud Computing Fund		WisdomTree Cybersecurity Fund
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	$(2,347,605)	$(2,409,204)	$(70,780)	$(79,073)
Net realized loss on investments and foreign currency related transactions	(8,336,520)	(171,867,675)	(1,500,525)	(5,038,297)
Net increase in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	18,957,611	249,232,954	6,594,857	7,664,987
Net increase in net assets resulting from operations	8,273,486	74,956,075	5,023,552	2,547,617
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	—	—	(7,191)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	369,863,468	330,272,697	67,639,478	761,578
Cost of shares redeemed	(576,027,183)	(347,305,989)	(11,234,633)	(4,134,087)
Net increase (decrease) in net assets resulting from capital share transactions	(206,163,715)	(17,033,292)	56,404,845	(3,372,509)
Net Increase (Decrease) in Net Assets	(197,890,229)	57,922,783	61,428,397	(832,083)
NET ASSETS:
Beginning of year	$688,573,339	$630,650,556	$31,929,828	$32,761,911
End of year	$490,683,110	$688,573,339	$93,358,225	$31,929,828
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	21,700,000	22,500,000	1,650,000	1,840,000
Shares created	11,400,000	11,650,000	2,540,000	40,000
Shares redeemed	(17,575,000)	(12,450,000)	(470,000)	(230,000)
Shares outstanding, end of year	15,525,000	21,700,000	3,720,000	1,650,000

See Notes to Financial Statements.

112    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Dynamic Currency Hedged International Equity Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of year	$31.16	$27.78	$30.50	$25.40	$28.84
Investment operations:
Net investment income[1]	1.27	1.36	1.34	0.91	0.80
Net realized and unrealized gain (loss)	2.76	3.31	(2.54)	5.27	(3.44)
Total from investment operations	4.03	4.67	(1.20)	6.18	(2.64)
Dividends to shareholders:
Net investment income	(1.33)	(1.29)	(1.52)	(1.08)	(0.80)
Net asset value, end of year	$33.86	$31.16	$27.78	$30.50	$25.40
TOTAL RETURN[2]	13.13%	17.18%	(4.12)%	24.76%	(9.34)%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$282,691	$241,457	$168,070	$161,660	$198,145
Ratios to average net assets of:
Expenses, net of expense waivers	0.41%[4]	0.41%[4]	0.41%[4]	0.39%	0.35%
Expenses, prior to expense waivers	0.41%[4]	0.41%[4]	0.41%[4]	0.40%	0.40%
Net investment income	3.93%	4.56%	4.41%	3.26%	2.87%
Portfolio turnover rate[5]	28%	29%	35%	38%	17%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of year	$31.10	$29.80	$34.45	$26.22	$29.60
Investment operations:
Net investment income[1]	1.37	1.55	1.37	0.88	0.88
Net realized and unrealized gain (loss)	2.72	1.40	(4.65)	8.46	(3.39)
Total from investment operations	4.09	2.95	(3.28)	9.34	(2.51)
Dividends and distributions to shareholders:
Net investment income	(1.34)	(1.31)	(1.37)	(1.11)	(0.87)
Capital gains	—	(0.34)	—	—	—
Total dividends and distributions to shareholders	(1.34)	(1.65)	(1.37)	(1.11)	(0.87)
Net asset value, end of year	$33.85	$31.10	$29.80	$34.45	$26.22
TOTAL RETURN[2]	13.34%	10.27%	(9.78)%	36.12%	(8.70)%[6]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$287,693	$177,298	$58,118	$41,336	$38,015
Ratios to average net assets of:
Expenses, net of expense waivers	0.49%[7]	0.49%[7]	0.49%[7]	0.47%	0.43%
Expenses, prior to expense waivers	0.49%[7]	0.49%[7]	0.49%[7]	0.48%	0.48%
Net investment income	4.23%	5.05%	4.06%	2.86%	3.08%
Portfolio turnover rate[5]	37%	48%	48%	60%	25%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.11% lower.

4Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.40%.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.14% lower.

7Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Trust    113

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets ex-China Fund	For the Year Ended June 30, 2024	For the Period September 22, 2022* through June 30, 2023
Net asset value, beginning of period	$27.34	$24.73
Investment operations:
Net investment income[1]	0.48	0.34
Net realized and unrealized gain	4.72	2.51
Total from investment operations	5.20	2.85
Dividends to shareholders:
Net investment income	(0.47)	(0.24)
Net asset value, end of period	$32.07	$27.34
TOTAL RETURN[2]	19.25%	11.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,522	$16,405
Ratios to average net assets of:
Expenses	0.32%	0.32%[3]
Net investment income	1.65%	1.70%[3]
Portfolio turnover rate[4]	25%	85%
WisdomTree U.S. Corporate Bond Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of year	$43.77	$45.21	$54.48	$54.40	$51.09
Investment operations:
Net investment income[1]	1.96	1.63	1.25	1.23	1.42
Net realized and unrealized gain (loss)	0.03	(0.91)	(9.18)	0.25	3.37
Total from investment operations	1.99	0.72	(7.93)	1.48	4.79
Dividends and distributions to shareholders:
Net investment income	(1.89)	(2.16)	(1.24)	(1.21)	(1.48)
Capital gains	—	—	(0.10)	(0.19)	—
Total dividends and distributions to shareholders	(1.89)	(2.16)	(1.34)	(1.40)	(1.48)
Net asset value, end of year	$43.87	$43.77	$45.21	$54.48	$54.40
TOTAL RETURN[2]	4.69%	1.69%	(14.83)%	2.75%	9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$17,549	$8,755	$40,685	$49,028	$38,077
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%	0.18%	0.18%	0.18%[5]	0.18%
Expenses, prior to expense waivers	0.18%	0.18%	0.18%	0.21%	0.28%
Net investment income	4.52%	3.63%	2.42%	2.27%	2.71%
Portfolio turnover rate[4]	25%	41%	52%	36%	25%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Corporate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.
See Notes to Financial Statements.

114    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. High Yield Corporate Bond Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of year	$44.08	$43.92	$52.79	$48.53	$51.51
Investment operations:
Net investment income[1]	2.87	2.60	2.20	2.32	2.64
Net realized and unrealized gain (loss)	0.64	0.16	(8.92)	4.28	(3.00)
Total from investment operations	3.51	2.76	(6.72)	6.60	(0.36)
Dividends to shareholders:
Net investment income	(2.87)	(2.60)	(2.15)	(2.34)	(2.62)
Tax return of capital	—	—	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(2.87)	(2.60)	(2.15)	(2.34)	(2.62)
Net asset value, end of year	$44.72	$44.08	$43.92	$52.79	$48.53
TOTAL RETURN[3]	8.22%	6.42%	(13.16)%	13.84%	(0.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$223,579	$207,193	$171,295	$158,359	$63,083
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%[4]	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.41%	0.48%
Net investment income	6.46%	5.85%	4.36%	4.51%	5.32%
Portfolio turnover rate[5]	23%	22%	24%	21%	22%
WisdomTree U.S. Short-Term Corporate Bond Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of year	$ 46.83	$ 47.51	$ 51.48	$ 51.58	$ 50.43
Investment operations:
Net investment income[1]	1.88	1.39	0.68	0.75	1.23
Net realized and unrealized gain (loss)	0.75	(0.65)	(3.82)	0.06	1.13
Net increase from payment by sub-adviser	—	0.00[2]	—	—	—
Total from investment operations	2.63	0.74	(3.14)	0.81	2.36
Dividends and distributions to shareholders:
Net investment income	(1.83)	(1.42)	(0.62)	(0.75)	(1.21)
Capital gains	—	—	(0.21)	(0.16)	—
Total dividends and distributions to shareholders	(1.83)	(1.42)	(0.83)	(0.91)	(1.21)
Net asset value, end of year	$ 47.63	$ 46.83	$ 47.51	$ 51.48	$ 51.58
TOTAL RETURN[3]	5.72%	1.59%[6]	(6.18)%	1.59%	4.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$47,629	$37,463	$42,757	$30,886	$20,632
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%	0.18%	0.18%	0.18%[7]	0.18%
Expenses, prior to expense waivers	0.18%	0.18%	0.18%	0.21%	0.28%
Net investment income	3.97%	2.95%	1.36%	1.46%	2.43%
Portfolio turnover rate[5]	43%	42%	55%	47%	43%

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4The investment advisor had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.38%.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

7The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

WisdomTree Trust    115

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Efficient Core Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$27.61	$28.63	$41.51	$39.75
Investment operations:
Net investment income[1]	0.59	0.78	0.82	0.13
Net realized and unrealized gain (loss)	2.04	(0.97)	(12.71)	1.69
Net increase from payment by sub-adviser	—	0.00[2]	—	—
Total from investment operations	2.63	(0.19)	(11.89)	1.82
Dividends and distributions to shareholders:
Net investment income	(0.61)	(0.83)	(0.73)	(0.06)
Capital gains	—	—	(0.26)	—
Total dividends and distributions to shareholders	(0.61)	(0.83)	(0.99)	(0.06)
Net asset value, end of period	$29.63	$27.61	$28.63	$41.51
TOTAL RETURN[3]	9.75%	(0.41)%[4]	(29.06)%	4.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,663	$52,464	$34,352	$2,075
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%	0.32%	0.32%[5]	0.31%[5,6]
Expenses, prior to expense waivers	0.32%	0.32%	0.32%[5]	0.32%[5,6]
Net investment income	2.16%	2.87%	2.52%	2.68%[6]
Portfolio turnover rate[7]	5%	12%	102%	3%
WisdomTree International Efficient Core Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$ 34.24	$ 30.93	$ 39.98	$39.43
Investment operations:
Net investment income[1]	0.94	0.92	1.19	0.09
Net realized and unrealized gain (loss)	2.08	3.15	(9.26)	0.50
Total from investment operations	3.02	4.07	(8.07)	0.59
Dividends and distributions to shareholders:
Net investment income	(0.90)	(0.76)	(0.96)	(0.04)
Capital gains	—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.90)	(0.76)	(0.98)	(0.04)
Net asset value, end of period	$ 36.36	$ 34.24	$ 30.93	$39.98
TOTAL RETURN[3]	8.90%	13.35%	(20.44)%	1.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$329,019	$253,357	$75,767	$1,999
Ratios to average net assets of:
Expenses	0.26%	0.26%	0.26%	0.26%[6]
Net investment income	2.70%	2.82%	3.30%	1.94%[6]
Portfolio turnover rate[7]	1%	5%	13%	0%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets Efficient Core Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6Annualized.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

116    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Efficient Core Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value, beginning of year	$37.09	$33.36	$40.57	$30.60	$27.14
Investment operations:
Net investment income[1]	0.50	0.45	0.42	0.41	0.45
Net realized and unrealized gain (loss)	6.79	3.73	(7.23)	9.95	3.39
Total from investment operations	7.29	4.18	(6.81)	10.36	3.84
Dividends and distributions to shareholders:
Net investment income	(0.50)	(0.45)	(0.40)	(0.37)	(0.27)
Capital gains	—	—	—	(0.02)	(0.11)
Total dividends and distributions to shareholders	(0.50)	(0.45)	(0.40)	(0.39)	(0.38)
Net asset value, end of year	$43.88	$37.09	$33.36	$40.57	$30.60
TOTAL RETURN[2]	19.78%	12.68%	(16.95)%	34.04%	14.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,083,908	$852,996	$695,605	$519,284	$238,679
Ratios to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.28%	1.32%	1.05%	1.12%	1.57%
Portfolio turnover rate[3]	5%	7%	7%	9%	13%
WisdomTree Artificial Intelligence and Innovation Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period December 9, 2021* through June 30, 2022
Net asset value, beginning of period	$19.02	$15.04	$25.22
Investment operations:
Net investment income[1]	0.03	0.07	0.03
Net realized and unrealized gain (loss)	1.90	3.94	(10.21)
Total from investment operations	1.93	4.01	(10.18)
Dividends and distributions to shareholders:
Net investment income	(0.03)	(0.03)	—
Capital gains	(0.02)	—	—
Total dividends and distributions to shareholders	(0.05)	(0.03)	—
Net asset value, end of period	$20.90	$19.02	$15.04
TOTAL RETURN[2]	10.15%	26.74%	(40.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$292,559	$122,673	$752
Ratios to average net assets of:
Expenses	0.45%	0.45%	0.45%[4]
Net investment income	0.15%	0.42%	0.26%[4]
Portfolio turnover rate[3]	55%	26%	11%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

4    Annualized.

See Notes to Financial Statements.

WisdomTree Trust    117

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Battery Value Chain and Innovation Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period February 17, 2022* through June 30, 2022
Net asset value, beginning of period	$34.78	$34.74	$40.49
Investment operations:
Net investment income[1]	0.33	0.53	0.22
Net realized and unrealized loss	(8.10)	(0.34)	(5.97)
Total from investment operations	(7.77)	0.19	(5.75)
Dividends to shareholders:
Net investment income	(0.74)	(0.15)	—
Net asset value, end of period	$26.27	$34.78	$34.74
TOTAL RETURN[2]	(22.61)%	0.58%	(14.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,941	$5,217	$1,737
Ratios to average net assets of:
Expenses	0.45%	0.45%	0.45%[3]
Net investment income	1.10%	1.54%	1.56%[3]
Portfolio turnover rate[4]	43%	95%	48%
WisdomTree BioRevolution Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period June 3, 2021* through June 30, 2021
Net asset value, beginning of period	$17.40	$17.36	$26.65	$25.03
Investment operations:
Net investment income (loss)[1]	0.11	0.11	0.08	(0.00)[5]
Net realized and unrealized gain (loss)	(1.60)	0.00[5]	(9.34)	1.62
Total from investment operations	(1.49)	0.11	(9.26)	1.62
Dividends to shareholders:
Net investment income	(0.14)	(0.07)	(0.03)	—
Net asset value, end of period	$15.77	$17.40	$17.36	$26.65
TOTAL RETURN[2]	(8.64)%	0.61%	(34.79)%	6.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,366	$2,783	$4,688	$2,665
Ratios to average net assets of:
Expenses	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	0.67%	0.60%	0.36%	(0.07)%[3]
Portfolio turnover rate[4]	15%	34%	17%	0%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1    Based on average shares outstanding.

2    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3    Annualized.

4    Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5    Amount represents less than $0.005.
See Notes to Financial Statements.

118    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Cloud Computing Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Period September 6, 2019* through June 30, 2020
Net asset value, beginning of period	$31.73	$28.03	$55.89	$38.96	$25.06
Investment operations:
Net investment loss[1]	(0.12)	(0.11)	(0.21)	(0.22)	(0.11)
Net realized and unrealized gain (loss)	0.00[2]	3.81	(27.65)	17.15	14.01
Total from investment operations	(0.12)[3]	3.70	(27.86)	16.93	13.90
Net asset value, end of period	$31.61	$31.73	$28.03	$55.89	$38.96
TOTAL RETURN[4]	(0.38)%	13.20%	(49.85)%	43.45%	55.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$490,683	$688,573	$630,651	$1,277,042	$420,771
Ratios to average net assets of:
Expenses	0.45%	0.45%	0.45%	0.45%	0.45%[5]
Net investment loss	(0.37)%	(0.38)%	(0.44)%	(0.44)%	(0.43)%[5]
Portfolio turnover rate[6]	32%	41%	50%	40%	8%
WisdomTree Cybersecurity Fund	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period January 28, 2021* through June 30, 2021
Net asset value, beginning of period	$19.35	$17.81	$24.43	$24.17
Investment operations:
Net investment income (loss)[1]	(0.03)	(0.05)	0.12	(0.01)
Net realized and unrealized gain (loss)	5.78	1.59	(6.63)	0.27
Total from investment operations	5.75	1.54	(6.51)	0.26
Dividends to shareholders:
Net investment income	—	(0.00)[2]	(0.11)	—
Net asset value, end of period	$25.10	$19.35	$17.81	$24.43
TOTAL RETURN[4]	29.72%	8.68%	(26.79)%	1.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$93,358	$31,930	$32,762	$26,875
Ratios to average net assets of:
Expenses	0.45%	0.45%	0.45%	0.45%[5]
Net investment income (loss)	(0.11)%	(0.26)%	0.49%	(0.16)%[5]
Portfolio turnover rate[6]	34%	45%	56%	18%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1    Based on average shares outstanding.

2    Amount represents less than $0.005.

3    The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

4    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

5    Annualized.

6    Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    119

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”)	September 22, 2022
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree Battery Value Chain and Innovation Fund (“Battery Value Chain and Innovation Fund”)	February 17, 2022
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021

Each Fund, except the Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments

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are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

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Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended June 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the fiscal year ended June 30, 2024 and open positions in such derivatives as of June 30, 2024 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at June 30, 2024 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of June 30, 2024, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At June 30, 2024, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

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As of June 30, 2024, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$2,805,282	Unrealized depreciation on foreign currency contracts	$ 91,022
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	3,333,485	Unrealized depreciation on foreign currency contracts	103,722
Emerging Markets ex-China Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	189	Unrealized depreciation on foreign currency contracts	—
Emerging Markets Efficient Core Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1
Interest rate risk	Unrealized appreciation on futures contracts*	133,993	Unrealized depreciation on futures contracts*	—
International Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	1,732,869	Unrealized depreciation on futures contracts*	—
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	5,377,665	Unrealized depreciation on futures contracts*	—
Battery Value Chain and Innovation Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	3

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 127 for additional information regarding balance sheet location of balances associated with futures contracts.

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For the fiscal year ended June 30, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$(16,314)	$2,988,704
Dynamic Currency Hedged International SmallCap Equity Fund
Equity risk	9,537	—
Foreign currency risk	1,341,142	3,210,806
Emerging Markets ex-China Fund
Foreign currency risk	(28,986)	189
Emerging Markets Efficient Core Fund
Foreign currency risk	2,086	(1)
Interest rate risk	(2,116,405)	540,819
International Efficient Core Fund
Foreign currency risk	32,090	—
Interest rate risk	(9,616,516)	3,645,263
U.S. Efficient Core Fund
Foreign currency risk	(26)	—
Interest rate risk	(32,203,663)	11,937,096
Artificial Intelligence and Innovation Fund
Foreign currency risk	(28,562)	416
Battery Value Chain and Innovation Fund
Foreign currency risk	(2,298)	(10)
BioRevolution Fund
Foreign currency risk	39	—
Cybersecurity Fund
Foreign currency risk	(7,124)	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

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During the fiscal year ended June 30, 2024, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$145,417,334	$288,143,279	$—
Dynamic Currency Hedged International SmallCap Equity Fund
Equity risk[1]	—	—	101,600
Foreign currency risk	142,209,409	280,931,126	—
Emerging Markets ex-China Fund
Foreign currency risk	6,029	4,079	—
Emerging Markets Efficient Core Fund
Foreign currency risk	27,492	29,066	—
Interest rate risk	—	—	27,374,405
International Efficient Core Fund
Foreign currency risk	—	626,204	—
Interest rate risk	—	—	170,508,884
U.S. Efficient Core Fund
Foreign currency risk[1]	384	—	—
Interest rate risk	—	—	552,364,380
Artificial Intelligence and Innovation Fund
Foreign currency risk	108,014	15,380	—
Battery Value Chain and Innovation Fund
Foreign currency risk	46	546	—
BioRevolution Fund
Foreign currency risk[1]	847	2,060	—
Cybersecurity Fund
Foreign currency risk	—	4,978	—
[1] The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

As of June 30, 2024, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were held in restricted foreign cash accounts by the Funds’ custodian on behalf of the Emerging Markets Efficient Core Fund and Battery Value Chain and Innovation Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and

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there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of June 30, 2024, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

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Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended June 30, 2024, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Dynamic Currency Hedged International SmallCap Equity Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s quarterly portfolio rebalance. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund each utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

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Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a Borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

128    WisdomTree Trust

Notes to Financial Statements (continued)

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table herein.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged International Equity Fund
Securities Lending	$17,062,716	$ —	$(17,062,716)[1]	$ —	$ —	$ —	$—	$ —
Foreign Currency Contracts	2,805,282	(90,660)	—	2,714,622	91,022	(90,660)	—	362
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	32,152,198	—	(32,152,198)[1]	—	—	—	—	—
Foreign Currency Contracts	3,333,485	(103,722)	—	3,229,763	103,722	(103,722)	—	—
Emerging Markets ex-China Fund
Foreign Currency Contracts	189	—	—	189	—	—	—	—
U.S. Corporate Bond Fund
Securities Lending	369,693	—	(369,693)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	10,767,082	—	(10,767,082)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	681,803	—	(681,803)[1]	—	—	—	—	—
Emerging Markets Efficient Core Fund
Securities Lending	382,019	—	(382,019)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1	—	—	1
International Efficient Core Fund
Securities Lending	24,924,083	—	(24,924,083)[1]	—	—	—	—	—
U.S. Efficient Core Fund
Securities Lending	1,329,587	—	(1,329,587)[1]	—	—	—	—	—
Artificial Intelligence and Innovation Fund
Securities Lending	9,671,317	—	(9,671,317)[1]	—	—	—	—	—
Battery Value Chain and Innovation Fund
Securities Lending	494,358	—	(494,358)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	3	—	—	3
BioRevolution Fund
Securities Lending	133,086	—	(133,086)[1]	—	—	—	—	—
Cloud Computing Fund
Securities Lending	23,264,133	—	(23,264,133)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on

WisdomTree Trust    129

Notes to Financial Statements (continued)

foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

130    WisdomTree Trust

Notes to Financial Statements (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dynamic Currency Hedged International Equity Fund	0.40%
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%
Emerging Markets ex-China Fund	0.32%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund	0.45%
Battery Value Chain and Innovation Fund	0.45%
BioRevolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended June 30, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”. As of June 30, 2024, there were no affiliated holdings.

During the fiscal year ended June 30, 2024, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended June 30, 2024, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Dynamic Currency Hedged International Equity Fund	$6,158,551	$2,336,144	$(14,183)
Dynamic Currency Hedged International SmallCap Equity Fund	2,597,414	5,377,158	105,191

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended June 30, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At June 30, 2024		For the Fiscal Year Ended June 30, 2024
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic Currency Hedged International Equity Fund	752	$25,613	$ 934
Emerging Markets ex-China Fund	—	—	26
U.S. Corporate Bond Fund	—	—	129
U.S. High Yield Corporate Bond Fund	337	15,030	1,188
U.S. Short-Term Corporate Bond Fund	275	13,092	532
Emerging Markets Efficient Core Fund	81	2,386	37
International Efficient Core Fund	162	5,898	159
U.S. Efficient Core Fund	374	16,422	192
Artificial Intelligence and Innovation Fund	251	5,244	6
Cloud Computing Fund	86	2,717	—
Cybersecurity Fund	138	3,468	—
WisdomTree Trust    131

Notes to Financial Statements (continued)

4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of June 30, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of June 30, 2024 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended June 30, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged International Equity Fund	$ 74,878,515	$ 68,903,302	$ —	$ —	$ 32,076,212	$ 15,808,160
Dynamic Currency Hedged International SmallCap Equity Fund	99,439,498	85,482,965	—	—	81,578,499	—
Emerging Markets ex-China Fund	34,580,558	7,643,487	—	—	5,204,217	—
U.S. Corporate Bond Fund	2,671,779	2,675,746	12,256	4,801	8,450,409	—
U.S. High Yield Corporate Bond Fund	50,046,202	53,357,838	—	—	30,067,263	17,197,970
U.S. Short-Term Corporate Bond Fund	15,255,012	15,425,597	4,320,892	4,365,272	18,496,703	9,426,521
Emerging Markets Efficient Core Fund	1,966,262	19,342,417	—	—	242,391	10,348,353
International Efficient Core Fund	1,901,426	10,749,577	—	—	46,956,029	—
U.S. Efficient Core Fund	41,740,054	84,402,537	—	—	92,830,741	39,019,909
Artificial Intelligence and Innovation Fund	123,299,436	109,796,436	—	—	181,982,314	43,926,336
Battery Value Chain and Innovation Fund	1,912,259	1,973,446	—	—	—	—
BioRevolution Fund	385,119	386,373	—	—	—	166,185
Cloud Computing Fund	200,415,869	201,752,069	—	—	350,450,540	557,849,470
Cybersecurity Fund	22,114,316	21,711,017	—	—	66,776,778	10,899,905

132    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At June 30, 2024, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$248,665,146	$ 50,673,293	$ (8,234,426)	$ 42,438,867	$14,214	$(131)	$14,083	$ 42,452,950
Dynamic Currency Hedged International SmallCap Equity Fund	274,189,671	38,226,464	(13,223,372)	25,003,092	16,992	(147)	16,845	25,019,937
Emerging Markets ex-China Fund	46,882,196	9,817,937	(1,932,956)	7,884,981	189	—	189	7,885,170
U.S. Corporate Bond Fund	18,028,545	64,227	(599,782)	(535,555)	—	—	—	(535,555)
U.S. High Yield Corporate Bond Fund	234,377,653	2,594,938	(9,587,229)	(6,992,291)	—	—	—	(6,992,291)
U.S. Short-Term Corporate Bond Fund	47,591,194	128,966	(531,870)	(402,904)	—	—	—	(402,904)
Emerging Markets Efficient Core Fund	24,861,081	5,055,338	(5,806,897)	(751,559)	—	(1)	(1)	(751,560)
International Efficient Core Fund	269,155,486	54,269,900	(15,278,199)	38,991,701	—	—	—	38,991,701
U.S. Efficient Core Fund	730,635,173	275,695,106	(31,214,813)	244,480,293	—	—	—	244,480,293
Artificial Intelligence and Innovation Fund	276,518,486	43,289,515	(17,522,801)	25,766,714	—	—	—	25,766,714
Battery Value Chain and Innovation Fund	5,107,106	478,424	(1,190,263)	(711,839)	—	(3)	(3)	(711,842)
BioRevolution Fund	3,139,747	335,901	(999,264)	(663,363)	—	—	—	(663,363)
Cloud Computing Fund	748,545,174	25,123,123	(274,423,645)	(249,300,522)	—	—	—	(249,300,522)
Cybersecurity Fund	95,509,024	8,946,782	(11,161,640)	(2,214,858)	—	—	—	(2,214,858)

[1] Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At June 30, 2024, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Dynamic Currency Hedged International Equity Fund	$501,192	$ (45,633,282)	$ 42,438,867	$ 11,374	$22,580	$ (2,659,269)
Dynamic Currency Hedged International SmallCap Equity Fund	619,838	(13,705,207)	25,003,092	9,168	5,615	11,932,506
Emerging Markets ex-China Fund	76,491	(278,910)	7,884,981	(407,475)	—	7,275,087
U.S. Corporate Bond Fund	12,676	(3,061,684)	(535,555)	—	—	(3,584,563)
U.S. High Yield Corporate Bond Fund	110,785	(16,472,010)	(6,992,291)	—	—	(23,353,516)
U.S. Short-Term Corporate Bond Fund	16,789	(1,928,536)	(402,904)	—	—	(2,314,651)
Emerging Markets Efficient Core Fund	298,363	(7,930,448)	(751,559)	(127,278)	—	(8,510,922)
International Efficient Core Fund	908,054	(22,436,844)	38,991,701	(2,018)	—	17,460,893
U.S. Efficient Core Fund	562,893	(170,718,354)	244,480,293	—	—	74,324,832
Artificial Intelligence and Innovation Fund	150,621	(11,150,263)	25,766,714	124	—	14,767,196
Battery Value Chain and Innovation Fund	35,069	(972,696)	(711,839)	(29,686)	—	(1,679,152)
BioRevolution Fund	12,546	(1,077,817)	(663,363)	17	—	(1,728,617)
Cloud Computing Fund	—	(366,716,205)	(249,300,522)	—	—	(616,016,727)
Cybersecurity Fund	—	(9,441,549)	(2,214,858)	(817)	—	(11,657,224)
[1] The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

WisdomTree Trust    133

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years or periods ended June 30, 2024 and June 30, 2023, was as follows:

Fund	Year Ended June 30, 2024	Year or Period Ended June 30, 2023
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Dynamic Currency Hedged International Equity Fund	$10,445,750	$ 9,482,900	$ —
Dynamic Currency Hedged International SmallCap Equity Fund	10,033,000	5,850,457	1,343,894
Emerging Markets ex-China Fund	495,000	144,810[1]	—[1]
U.S. Corporate Bond Fund	474,000	533,000	—
U.S. High Yield Corporate Bond Fund	14,377,990	10,144,500	—
U.S. Short-Term Corporate Bond Fund	1,825,650	1,146,000	—
Emerging Markets Efficient Core Fund	1,054,500	1,226,510	—
International Efficient Core Fund	7,712,000	4,844,176	—
U.S. Efficient Core Fund	11,805,500	9,785,910	—
Artificial Intelligence and Innovation Fund	458,300	1,534	—
Battery Value Chain and Innovation Fund	110,250	21,975	—
BioRevolution Fund	21,600	15,662	—
Cloud Computing Fund	—	—	—
Cybersecurity Fund	—	7,191	—
* Includes short-term capital gains, if any.
[1] For the period September 22, 2022 (commencement of operations) through June 30, 2023.

At June 30, 2024, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Dynamic Currency Hedged International Equity Fund	$ 9,587,747	$ 36,045,535	$ 45,633,282
Dynamic Currency Hedged International SmallCap Equity Fund	10,233,913	3,471,294	13,705,207
Emerging Markets ex-China Fund	208,178	70,732	278,910
U.S. Corporate Bond Fund	544,019	2,517,665	3,061,684
U.S. High Yield Corporate Bond Fund	2,602,246	13,869,764	16,472,010
U.S. Short-Term Corporate Bond Fund	700,193	1,228,343	1,928,536
Emerging Markets Efficient Core Fund	4,227,434	3,703,014	7,930,448
International Efficient Core Fund	8,671,690	13,765,154	22,436,844
U.S. Efficient Core Fund	70,801,017	99,917,337	170,718,354
Artificial Intelligence and Innovation Fund	—	—	—
Battery Value Chain and Innovation Fund	922,338	50,358	972,696
BioRevolution Fund	322,458	755,359	1,077,817
Cloud Computing Fund	139,831,127	225,698,899	365,530,026
Cybersecurity Fund	2,042,373	7,315,410	9,357,783

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

134    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended June 30, 2024, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Long-Term Post-October Capital Losses	Short-Term Post-October Capital Losses	Late Year Ordinary Loss
Dynamic Currency Hedged International Equity Fund	$ —	$ —	$ —
Dynamic Currency Hedged International SmallCap Equity Fund	—	—	—
Emerging Markets ex-China Fund	—	—	—
U.S. Corporate Bond Fund	—	—	—
U.S. High Yield Corporate Bond Fund	—	—	—
U.S. Short-Term Corporate Bond Fund	—	—	—
Emerging Markets Efficient Core Fund	—	—	—
International Efficient Core Fund	—	—	—
U.S. Efficient Core Fund	—	—	—
Artificial Intelligence and Innovation Fund	1,240,517	9,909,746	—
Battery Value Chain and Innovation Fund	—	—	—
BioRevolution Fund	—	—	—
Cloud Computing Fund	—	—	1,186,179
Cybersecurity Fund	—	—	83,766

During the fiscal year ended June 30, 2024, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Dynamic Currency Hedged International Equity Fund	$ —
Dynamic Currency Hedged International SmallCap Equity Fund	—
Emerging Markets ex-China Fund	—
U.S. Corporate Bond Fund	—
U.S. High Yield Corporate Bond Fund	—
U.S. Short-Term Corporate Bond Fund	—
Emerging Markets Efficient Core Fund	—
International Efficient Core Fund	—
U.S. Efficient Core Fund	—
Artificial Intelligence and Innovation Fund	185,129
Battery Value Chain and Innovation Fund	—
BioRevolution Fund	—
Cloud Computing Fund	—
Cybersecurity Fund	—

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Notes to Financial Statements (continued)

At June 30, 2024, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Dynamic Currency Hedged International Equity Fund	$ (3,307,250)	$ 3,307,250
Dynamic Currency Hedged International SmallCap Equity Fund	—	—
Emerging Markets ex-China Fund	—	—
U.S. Corporate Bond Fund	—	—
U.S. High Yield Corporate Bond Fund	40,209	(40,209)
U.S. Short-Term Corporate Bond Fund	22,354	(22,354)
Emerging Markets Efficient Core Fund	514,454	(514,454)
International Efficient Core Fund	—	—
U.S. Efficient Core Fund	(15,426,731)	15,426,731
Artificial Intelligence and Innovation Fund	(7,021,897)	7,021,897
Battery Value Chain and Innovation Fund	—	—
BioRevolution Fund	(20,516)	20,516
Cloud Computing Fund	(53,535,246)	53,535,246
Cybersecurity Fund	(2,717,550)	2,717,550

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended June 30, 2024, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended June 30, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. ECJ tax reclaims recognized that remain unpaid are reflected in “Receivables: Other” in the Statements of Assets and Liabilities and the related liability associated with the filing costs of such ECJ tax reclaim receivables are reflected in “Payables: Other” on the Statements of Assets and Liabilities. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year ended June 30, 2024, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. SUBSEQUENT EVENTS

Effective July 8, 2024, the WisdomTree U.S. Corporate Bond Fund changed its ticker symbol from WFIG to QIG, the WisdomTree U.S. Short-Term Corporate Bond Fund changed its ticker symbol from SFIG to QSIG and the WisdomTree U.S. High Yield Corporate Bond Fund changed its ticker symbol from WFHY to QHY.

8. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing

136    WisdomTree Trust

Notes to Financial Statements (concluded)

armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

*    *    *    *    *    *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. Following the attack, Israel’s security cabinet declared war against Hamas, and a military campaign was initiated. These events may result in significant market disruptions and may adversely affect regional and global economies.

*    *    *    *    *    *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions”. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

WisdomTree Trust    137

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Emerging Markets ex-China Fund, WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree Emerging Markets Efficient Core Fund, WisdomTree International Efficient Core Fund, WisdomTree U.S. Efficient Core Fund, WisdomTree Artificial Intelligence and Innovation Fund, WisdomTree Battery Value Chain and Innovation Fund, WisdomTree BioRevolution Fund, WisdomTree Cloud Computing Fund, and WisdomTree Cybersecurity Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Emerging Markets ex-China Fund, WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree Emerging Markets Efficient Core Fund, WisdomTree International Efficient Core Fund, WisdomTree U.S. Efficient Core Fund, WisdomTree Artificial Intelligence and Innovation Fund, WisdomTree Battery Value Chain and Innovation Fund, WisdomTree BioRevolution Fund, WisdomTree Cloud Computing Fund, and WisdomTree Cybersecurity Fund (collectively referred to as the “Funds”), (fourteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fourteen of the funds constituting WisdomTree Trust) at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Dynamic Currency Hedged International Equity Fund

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

WisdomTree U.S. Corporate Bond Fund

WisdomTree U.S. High Yield Corporate Bond Fund

WisdomTree U.S. Short-Term Corporate Bond Fund

WisdomTree U.S. Efficient Core Fund

	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
WisdomTree Emerging Markets ex-China Fund	For the year ended June 30, 2024	For the year ended June 30, 2024 and the period from September 22, 2022 (commencement of operations) through June 30, 2023
WisdomTree Emerging Markets Efficient Core Fund WisdomTree International Efficient Core Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from May 20, 2021 (commencement of operations) through June 30, 2021
WisdomTree Artificial Intelligence and Innovation Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period from December 9, 2021 (commencement of operations) through June 30, 2022
WisdomTree Battery Value Chain and Innovation Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period from February 17, 2022 (commencement of operations) through June 30, 2022
WisdomTree BioRevolution Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from June 3, 2021 (commencement of operations) through June 30, 2021

138    WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)
Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights
WisdomTree Cloud Computing Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the four years in the period ended June 30, 2024 and the period from September 6, 2019 (commencement of operations) through June 30, 2020
WisdomTree Cybersecurity Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from January 28, 2021 (commencement of operations) through June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
August 29, 2024

WisdomTree Trust    139

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended June 30, 2024, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2025.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended June 30, 2024, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Dynamic Currency Hedged International Equity Fund	$ 8,350,356
Dynamic Currency Hedged International SmallCap Equity Fund	8,573,843
Emerging Markets ex-China Fund	403,689
U.S. Corporate Bond Fund	—
U.S. High Yield Corporate Bond Fund	—
U.S. Short-Term Corporate Bond Fund	—
Emerging Markets Efficient Core Fund	663,564
International Efficient Core Fund	7,115,056
U.S. Efficient Core Fund	11,652,577
Artificial Intelligence and Innovation Fund	458,300
Battery Value Chain and Innovation Fund	58,344
BioRevolution Fund	18,465
Cloud Computing Fund	—
Cybersecurity Fund	—

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended June 30, 2024 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
Dynamic Currency Hedged International Equity Fund	0.00%	0.00%
Dynamic Currency Hedged International SmallCap Equity Fund	0.00%	0.00%
Emerging Markets ex-China Fund	0.00%	0.00%
U.S. Corporate Bond Fund	0.00%	97.48%
U.S. High Yield Corporate Bond Fund	0.00%	97.76%
U.S. Short-Term Corporate Bond Fund	0.00%	97.11%
Emerging Markets Efficient Core Fund	0.00%	0.00%
International Efficient Core Fund	0.00%	0.00%
U.S. Efficient Core Fund	0.00%	0.00%
Artificial Intelligence and Innovation Fund	0.00%	0.00%
Battery Value Chain and Innovation Fund	0.00%	0.00%
BioRevolution Fund	0.00%	0.00%
Cloud Computing Fund	0.00%	0.00%
Cybersecurity Fund	0.00%	0.00%

140    WisdomTree Trust

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year ended June 30, 2024, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Dynamic Currency Hedged International Equity Fund	—
Dynamic Currency Hedged International SmallCap Equity Fund	—
Emerging Markets ex-China Fund	—
U.S. Corporate Bond Fund	—
U.S. High Yield Corporate Bond Fund	—
U.S. Short-Term Corporate Bond Fund	—
Emerging Markets Efficient Core Fund	0.14%
International Efficient Core Fund	—
U.S. Efficient Core Fund	93.96%
Artificial Intelligence and Innovation Fund	69.36%
Battery Value Chain and Innovation Fund	6.64%
BioRevolution Fund	83.17%
Cloud Computing Fund	—
Cybersecurity Fund	—

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended June 30, 2024. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Dynamic Currency Hedged International Equity Fund	$ 10,563,781	$ 691,188
Dynamic Currency Hedged International SmallCap Equity Fund	10,709,820	842,030
Emerging Markets ex-China Fund	624,765	137,646
U.S. Corporate Bond Fund	—	—
U.S. High Yield Corporate Bond Fund	—	—
U.S. Short-Term Corporate Bond Fund	—	—
Emerging Markets Efficient Core Fund	1,086,261	257,414
International Efficient Core Fund	7,998,236	599,385
U.S. Efficient Core Fund	—	—
Artificial Intelligence and Innovation Fund	—	—
Battery Value Chain and Innovation Fund	45,896	7,106
BioRevolution Fund	—	—
Cloud Computing Fund	—	—
Cybersecurity Fund	—	—

WisdomTree Trust    141

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	386,362
Phillip G. Goff*	126,297
Joel Goldberg	403,924
Toni Massaro	368,800
Robert E. Plaze**	88,187
Melinda A. Raso Kirstein	386,362
Victor Ugolyn	526,857
* Mr. Goff was appointed to the Board on February 27, 2024.
** Mr. Plaze was appointed to the Board on April 5, 2024.

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

142    WisdomTree Trust

Glossary of Terms Used in this Report (unaudited)
CURRENCY ABBREVIATIONS:
AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
IDR	Indonesian rupiah
ILS	Israeli new shekel
JPY	Japanese yen
KRW	South Korean won
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
TWD	New Taiwan dollar
USD	U.S. dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

WisdomTree Trust    143

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the fixed income funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the Shareholder Reports that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		WisdomTree Trust

By	(Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	September 9, 2024

By	(Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date:	September 9, 2024